UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Item 1.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (91.4%)
3M Co. (Miscellaneous Manufacturing)	2,620	$201,478
Abbott Laboratories (Pharmaceuticals)	5,720	301,730
Abercrombie & Fitch Co. - Class A (Retail)	320	23,779
ACE, Ltd.ADR (Insurance)	1,220	73,554
Adobe Systems, Inc.* (Software)	2,100	78,309
Advanced Micro Devices, Inc.* (Semiconductors)	2,240	13,350
Aetna, Inc. (Healthcare - Services)	1,840	80,224
Affiliated Computer Services, Inc. - Class A* (Computers)	360	19,069
AFLAC, Inc. (Insurance)	1,760	117,339
Agilent Technologies, Inc.* (Electronics)	1,360	41,086
Air Products & Chemicals, Inc. (Chemicals)	800	78,744
Akamai Technologies, Inc.* (Internet)	620	22,177
Alcoa, Inc. (Mining)	3,020	105,036
Allegheny Energy, Inc. (Electric)	620	33,356
Allegheny Technologies, Inc. (Iron/Steel)	380	26,155
Allergan, Inc. (Pharmaceuticals)	1,140	64,262
Allied Waste Industries, Inc.* (Environmental Control)	1,240	15,326
Allstate Corp. (Insurance)	2,080	104,749
Altera Corp. (Semiconductors)	1,140	24,259
Altria Group, Inc. (Agriculture)	7,800	156,000
Amazon.com, Inc.* (Internet)	1,140	89,638
Ambac Financial Group, Inc. (Insurance)	1,060	4,908
Ameren Corp. (Electric)	780	35,381
American Capital Strategies, Ltd. (Investment Companies)	720	22,860
American Electric Power, Inc. (Electric)	1,480	66,052
American Express Co. (Diversified Financial Services)	4,280	205,526
American International Group, Inc. (Insurance)	9,340	431,508
American Tower Corp.* (Telecommunications)	1,500	65,130
Ameriprise Financial, Inc. (Diversified Financial Services)	840	39,892
AmerisourceBergen Corp. (Pharmaceuticals)	600	24,330
Amgen, Inc.* (Biotechnology)	4,020	168,317
Anadarko Petroleum Corp. (Oil & Gas)	1,740	115,814
Analog Devices, Inc. (Semiconductors)	1,080	34,787
Anheuser-Busch Cos., Inc. (Beverages)	2,640	129,888
AON Corp. (Insurance)	1,140	51,745
Apache Corp. (Oil & Gas)	1,240	167,003
Apartment Investment and Management Co. - Class A (REIT)	340	12,573
Apollo Group, Inc. - Class A* (Commercial Services)	500	25,450
Apple Computer, Inc.* (Computers)	3,260	567,077
Applera Corp. - Applied Biosystems Group (Electronics)	620	19,784
Applied Materials, Inc. (Semiconductors)	5,020	93,673
Archer-Daniels-Midland Co. (Agriculture)	2,380	104,863
Ashland, Inc. (Chemicals)	200	10,604
Assurant, Inc. (Insurance)	360	23,400
AT&T, Inc. (Telecommunications)	22,360	865,556
Autodesk, Inc.* (Software)	860	32,680
Automatic Data Processing, Inc. (Software)	1,940	85,748
AutoNation, Inc.* (Retail)	500	8,005
AutoZone, Inc.* (Retail)	160	19,320
Avalonbay Communities, Inc. (REIT)	280	27,930
Avery Dennison Corp. (Household Products/Wares)	400	19,276
Avon Products, Inc. (Cosmetics/Personal Care)	1,580	61,652
Baker Hughes, Inc. (Oil & Gas Services)	1,140	92,203
Ball Corp. (Packaging & Containers)	360	19,361
Bank of America Corp. (Banks)	16,460	617,909
Bank of New York Mellon Corp. (Banks)	4,220	183,697
Bard (C.R.), Inc. (Healthcare - Products)	380	35,785
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	400	20,092
Baxter International, Inc. (Healthcare - Products)	2,340	145,829
BB&T Corp. (Banks)	2,020	69,266
Bear Stearns Cos., Inc. (Diversified Financial Services)	440	4,721
Becton, Dickinson & Co. (Healthcare - Products)	900	80,460
Bed Bath & Beyond, Inc.* (Retail)	980	31,850
Bemis Co., Inc. (Packaging & Containers)	360	9,468
Best Buy Co., Inc. (Retail)	1,300	55,926
Big Lots, Inc.* (Retail)	340	9,190
Biogen Idec, Inc.* (Biotechnology)	1,100	66,759
BJ Services Co. (Oil & Gas Services)	1,080	30,532
Black & Decker Corp. (Hand/Machine Tools)	220	14,439
BMC Software, Inc.* (Software)	720	25,027
Boeing Co. (Aerospace/Defense)	2,840	241,003
Boston Properties, Inc. (REIT)	440	44,216
Boston Scientific Corp.* (Healthcare - Products)	4,980	66,383
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,340	161,260
Broadcom Corp. - Class A* (Semiconductors)	1,740	45,170
Brown-Forman Corp. (Beverages)	320	21,766
Brunswick Corp. (Leisure Time)	320	5,338
Burlington Northern Santa Fe Corp. (Transportation)	1,100	112,805
C.H. Robinson Worldwide, Inc. (Transportation)	640	40,115
CA, Inc. (Software)	1,440	31,882
Cameron International Corp.* (Oil & Gas Services)	800	39,384
Campbell Soup Co. (Food)	820	28,536
Capital One Financial Corp. (Diversified Financial Services)	1,380	73,140

See accompanying notes to the Schedules of Portfolio Investments.

Cardinal Health, Inc. (Pharmaceuticals)	1,320	68,732
Carnival Corp. - Class AADR (Leisure Time)	1,620	65,075
Caterpillar, Inc. (Machinery - Construction & Mining)	2,320	189,962
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	640	14,797
CBS Corp. - Class B (Media)	2,520	58,136
Celgene Corp.* (Biotechnology)	1,620	100,667
CenterPoint Energy, Inc. (Electric)	1,220	18,568
Centex Corp. (Home Builders)	460	9,577
CenturyTel, Inc. (Telecommunications)	400	12,980
Chesapeake Energy Corp. (Oil & Gas)	1,700	87,890
ChevronTexaco Corp. (Oil & Gas)	7,700	740,355
Chubb Corp. (Insurance)	1,380	73,099
Ciena Corp.* (Telecommunications)	320	10,819
CIGNA Corp. (Insurance)	1,040	44,418
Cincinnati Financial Corp. (Insurance)	620	22,258
Cintas Corp. (Textiles)	480	14,213
Cisco Systems, Inc.* (Telecommunications)	22,080	566,131
CIT Group, Inc. (Diversified Financial Services)	700	7,623
Citigroup, Inc. (Diversified Financial Services)	19,280	487,206
Citizens Communications Co. (Telecommunications)	1,220	13,078
Citrix Systems, Inc.* (Software)	680	22,270
Clear Channel Communications, Inc. (Media)	1,840	55,476
Clorox Co. (Household Products/Wares)	520	27,560
CME Group, Inc. (Diversified Financial Services)	200	91,490
CMS Energy Corp. (Electric)	840	12,247
Coach, Inc.* (Apparel)	1,300	46,241
Coca-Cola Co. (Beverages)	7,400	435,638
Coca-Cola Enterprises, Inc. (Beverages)	1,060	23,850
Cognizant Technology Solutions Corp.* (Computers)	1,060	34,185
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,880	132,916
Comcast Corp. - Special Class A (Media)	11,160	229,338
Comerica, Inc. (Banks)	560	19,449
Computer Sciences Corp.* (Computers)	600	26,154
Compuware Corp.* (Software)	1,020	7,691
ConAgra Foods, Inc. (Food)	1,800	42,408
ConocoPhillips (Oil & Gas)	5,780	497,947
CONSOL Energy, Inc. (Coal)	680	55,053
Consolidated Edison, Inc. (Electric)	1,000	41,600
Constellation Brands, Inc.* (Beverages)	720	13,219
Constellation Energy Group, Inc. (Electric)	660	55,869
Convergys Corp.* (Commercial Services)	460	7,231
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	660	27,977
Corning, Inc. (Telecommunications)	5,840	155,986
Costco Wholesale Corp. (Retail)	1,620	115,425
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,160	12,485
Coventry Health Care, Inc.* (Healthcare - Services)	580	25,943
Covidien, Ltd.ADR (Healthcare - Products)	1,840	85,910
CSX Corp. (Transportation)	1,500	94,425
Cummins, Inc. (Machinery-Diversified)	740	46,361
CVS Corp. (Retail)	5,300	213,961
D.R. Horton, Inc. (Home Builders)	1,020	15,800
Danaher Corp. (Miscellaneous Manufacturing)	940	73,339
Darden Restaurants, Inc. (Retail)	540	19,213
Dean Foods Co.* (Food)	560	13,014
Deere & Co. (Machinery-Diversified)	1,620	136,193
Dell, Inc.* (Computers)	8,300	154,629
Developers Diversified Realty Corp. (REIT)	440	18,898
Devon Energy Corp. (Oil & Gas)	1,640	185,976
Dillards, Inc. - Class A (Retail)	220	4,488
DIRECTV Group, Inc.* (Media)	2,640	65,050
Discover Financial Services (Diversified Financial Services)	1,780	32,414
Dominion Resources, Inc. (Electric)	2,120	91,987
Dover Corp. (Miscellaneous Manufacturing)	720	35,618
DTE Energy Co. (Electric)	600	24,186
Du Pont (Chemicals)	3,340	163,359
Duke Energy Corp. (Electric)	4,680	85,691
Dynegy, Inc. - Class A* (Electric)	1,840	15,861
E* TRADE Financial Corp.* (Diversified Financial Services)	1,720	6,846
Eastman Chemical Co. (Chemicals)	300	22,050
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,060	18,963
Eaton Corp. (Miscellaneous Manufacturing)	540	47,434
eBay, Inc.* (Internet)	4,140	129,541
Ecolab, Inc. (Chemicals)	640	29,414
Edison International (Electric)	1,200	62,604
El Paso Corp. (Pipelines)	2,600	44,564
Electronic Arts, Inc.* (Software)	1,180	60,735
Electronic Data Systems Corp. (Computers)	1,880	34,893
Eli Lilly & Co. (Pharmaceuticals)	3,660	176,192
Embarq Corp. (Telecommunications)	560	23,279
EMC Corp.* (Computers)	7,780	119,812
Emerson Electric Co. (Electrical Components & Equipment)	2,920	152,599
Ensco International, Inc. (Oil & Gas)	540	34,414
Entergy Corp. (Electric)	700	80,402
EOG Resources, Inc. (Oil & Gas)	920	120,042
Equifax, Inc. (Commercial Services)	480	18,370
Equity Residential Properties Trust (REIT)	1,000	41,520
Exelon Corp. (Electric)	2,440	208,571
Expedia, Inc.* (Internet)	780	19,703
Expeditors International of Washington, Inc. (Transportation)	780	36,340

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc.* (Pharmaceuticals)	940	65,819
Exxon Mobil Corp. (Oil & Gas)	19,820	1,844,648
Family Dollar Stores, Inc. (Retail)	520	11,128
Fannie Mae (Diversified Financial Services)	3,620	102,446
Federated Investors, Inc. - Class B (Diversified Financial Services)	320	10,714
FedEx Corp. (Transportation)	1,140	109,292
Fidelity National Information Services, Inc. (Software)	640	23,078
Fifth Third Bancorp (Banks)	1,980	42,431
First Horizon National Corp. (Banks)	460	4,968
FirstEnergy Corp. (Electric)	1,120	84,717
Fiserv, Inc.* (Software)	600	30,330
Fluor Corp. (Engineering & Construction)	320	48,918
Ford Motor Co.* (Auto Manufacturers)	8,180	67,567
Forest Laboratories, Inc.* (Pharmaceuticals)	1,160	40,264
Fortune Brands, Inc. (Household Products/Wares)	580	39,220
FPL Group, Inc. (Electric)	1,500	99,435
Franklin Resources, Inc. (Diversified Financial Services)	580	55,187
Freddie Mac (Diversified Financial Services)	2,400	59,784
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,420	161,525
GameStop Corp. - Class A* (Retail)	600	33,024
Gannett Co., Inc. (Media)	860	24,613
General Dynamics Corp. (Aerospace/Defense)	1,480	133,822
General Electric Co. (Miscellaneous Manufacturing)	36,980	1,209,246
General Growth Properties, Inc. (REIT)	900	36,864
General Mills, Inc. (Food)	1,240	74,896
General Motors Corp. (Auto Manufacturers)	2,100	48,720
Genuine Parts Co. (Distribution/Wholesale)	620	26,325
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,600	36,896
Genzyme Corp.* (Biotechnology)	1,000	70,350
Gilead Sciences, Inc.* (Pharmaceuticals)	3,440	178,054
Goodrich Corp. (Aerospace/Defense)	460	31,349
Google, Inc. - Class A* (Internet)	860	493,890
H & R Block, Inc. (Commercial Services)	1,200	26,244
Halliburton Co. (Oil & Gas Services)	3,260	149,667
Harley-Davidson, Inc. (Leisure Time)	880	33,660
Harman International Industries, Inc. (Home Furnishings)	220	8,991
Hartford Financial Services Group, Inc. (Insurance)	1,160	82,673
Hasbro, Inc. (Toys/Games/Hobbies)	520	18,491
HCP, Inc. (REIT)	800	28,560
Heinz (H.J.) Co. (Food)	1,160	54,590
Hercules, Inc. (Chemicals)	420	7,896
Hess Corp. (Oil & Gas)	1,040	110,448
Hewlett-Packard Co. (Computers)	9,120	422,712
Home Depot, Inc. (Retail)	6,240	179,712
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,760	163,944
Hospira, Inc.* (Pharmaceuticals)	580	23,867
Host Marriott Corp. (REIT)	1,940	33,368
Hudson City Bancorp, Inc. (Savings & Loans)	1,920	36,730
Humana, Inc.* (Healthcare - Services)	640	30,586
Huntington Bancshares, Inc. (Banks)	1,360	12,770
IAC/InterActiveCorp* (Internet)	660	13,735
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,480	77,389
IMS Health, Inc. (Software)	680	16,830
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,000	44,380
Integrys Energy Group, Inc. (Electric)	280	13,409
Intel Corp. (Semiconductors)	21,440	477,255
IntercontinentalExchange, Inc.* (Diversified Financial Services)	260	40,339
International Business Machines Corp. (Computers)	5,120	617,984
International Flavors & Fragrances, Inc. (Chemicals)	300	13,683
International Game Technology (Entertainment)	1,160	40,298
International Paper Co. (Forest Products & Paper)	1,580	41,349
Interpublic Group of Cos., Inc.* (Advertising)	1,740	15,747
Intuit, Inc.* (Software)	1,220	32,903
ITT Industries, Inc. (Miscellaneous Manufacturing)	680	43,520
J.C. Penney Co., Inc. (Retail)	820	34,850
J.P. Morgan Chase & Co. (Diversified Financial Services)	12,580	599,437
Jabil Circuit, Inc. (Electronics)	780	8,486
Jacobs Engineering Group, Inc.* (Engineering & Construction)	440	37,985
Janus Capital Group, Inc. (Diversified Financial Services)	540	15,152
JDS Uniphase Corp.* (Telecommunications)	840	12,020
Johnson & Johnson (Healthcare - Products)	10,480	703,103
Johnson Controls, Inc. (Auto Parts & Equipment)	2,200	77,572
Jones Apparel Group, Inc. (Apparel)	320	5,066
Juniper Networks, Inc.* (Telecommunications)	1,940	53,583
KB Home (Home Builders)	280	6,300
Kellogg Co. (Food)	960	49,123
KeyCorp (Banks)	1,480	35,712
Kimberly-Clark Corp. (Household Products/Wares)	1,560	99,824
Kimco Realty Corp. (REIT)	940	37,515
King Pharmaceuticals, Inc.* (Pharmaceuticals)	920	8,639
KLA -Tencor Corp. (Semiconductors)	660	28,829
Kohls Corp.* (Retail)	1,160	56,666
Kraft Foods, Inc. (Food)	5,680	179,658
Kroger Co. (Food)	2,500	68,125
L-3 Communications Holdings, Inc. (Aerospace/Defense)	460	51,267

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings* (Healthcare - Services)	400	30,248
Legg Mason, Inc. (Diversified Financial Services)	500	30,140
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	620	10,292
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,960	86,710
Lennar Corp. - Class A (Home Builders)	520	9,578
Leucadia National Corp. (Holding Companies - Diversified)	620	31,756
Lexmark International, Inc. - Class A* (Computers)	360	11,300
Limited, Inc. (Retail)	1,160	21,483
Lincoln National Corp. (Insurance)	980	52,685
Linear Technology Corp. (Semiconductors)	820	28,667
Liz Claiborne, Inc. (Apparel)	360	6,368
Lockheed Martin Corp. (Aerospace/Defense)	1,260	133,610
Loews Corp. (Insurance)	1,620	68,218
Lowe’s Cos., Inc. (Retail)	5,420	136,530
LSI Logic Corp.* (Semiconductors)	2,440	15,128
M&T Bank Corp. (Banks)	280	26,104
Macy’s, Inc. (Retail)	1,600	40,464
Manitowoc Co. (Machinery-Diversified)	480	18,154
Marathon Oil Corp. (Oil & Gas)	2,620	119,393
Marriott International, Inc. - Class A (Lodging)	1,120	38,416
Marsh & McLennan Cos., Inc. (Insurance)	1,920	52,973
Marshall & Ilsley Corp. (Banks)	960	23,981
Masco Corp. (Building Materials)	1,360	24,766
Mattel, Inc. (Toys/Games/Hobbies)	1,340	25,125
MBIA, Inc. (Insurance)	780	8,112
McCormick & Co., Inc. (Food)	480	18,139
McDonald’s Corp. (Retail)	4,260	253,811
McGraw-Hill Cos., Inc. (Media)	1,200	49,188
McKesson Corp. (Commercial Services)	1,080	56,290
MeadWestvaco Corp. (Forest Products & Paper)	640	16,832
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,940	96,108
Medtronic, Inc. (Healthcare - Products)	4,160	202,509
MEMC Electronic Materials, Inc.* (Semiconductors)	840	52,895
Merck & Co., Inc. (Pharmaceuticals)	8,020	305,081
Meredith Corp. (Media)	140	4,537
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,600	179,388
MetLife, Inc. (Insurance)	2,620	159,427
MGIC Investment Corp. (Insurance)	300	3,909
Microchip Technology, Inc. (Semiconductors)	700	25,725
Micron Technology, Inc.* (Semiconductors)	2,820	21,770
Microsoft Corp. (Software)	29,640	845,333
Millipore Corp.* (Biotechnology)	200	14,020
Molex, Inc. (Electrical Components & Equipment)	520	14,758
Molson Coors Brewing Co. - Class B (Beverages)	500	27,420
Monsanto Co. (Agriculture)	2,020	230,321
Monster Worldwide, Inc.* (Internet)	460	11,192
Moody’s Corp. (Commercial Services)	760	28,090
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,100	199,260
Motorola, Inc. (Telecommunications)	8,360	83,266
Murphy Oil Corp. (Oil & Gas)	700	63,238
Mylan Laboratories, Inc. (Pharmaceuticals)	1,120	14,750
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,040	39,042
National City Corp. (Banks)	2,340	14,742
National Semiconductor Corp. (Semiconductors)	840	17,128
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,320	90,354
NetApp, Inc.* (Computers)	1,280	30,976
Newell Rubbermaid, Inc. (Housewares)	1,020	20,941
Newmont Mining Corp. (Mining)	1,680	74,273
News Corp. - Class A (Media)	8,520	152,508
Nicor, Inc. (Gas)	160	5,619
NIKE, Inc. - Class B (Apparel)	1,420	94,856
NiSource, Inc. (Electric)	1,020	18,258
Noble Corp.ADR (Oil & Gas)	1,000	56,280
Noble Energy, Inc. (Oil & Gas)	640	55,680
Nordstrom, Inc. (Retail)	660	23,272
Norfolk Southern Corp. (Transportation)	1,400	83,412
Northern Trust Corp. (Banks)	720	53,359
Northrop Grumman Corp. (Aerospace/Defense)	1,260	92,698
Novell, Inc.* (Software)	1,300	8,164
Novellus Systems, Inc.* (Semiconductors)	380	8,307
Nucor Corp. (Iron/Steel)	1,060	80,030
NVIDIA Corp.* (Semiconductors)	2,060	42,333
NYSE Euronext (Diversified Financial Services)	980	64,778
Occidental Petroleum Corp. (Oil & Gas)	3,040	252,959
Office Depot, Inc.* (Retail)	1,020	12,934
OfficeMax, Inc. (Retail)	280	5,116
Omnicom Group, Inc. (Advertising)	1,180	56,333
Oracle Corp.* (Software)	14,640	305,244
PACCAR, Inc. (Auto Manufacturers)	1,360	64,355
Pactiv Corp.* (Packaging & Containers)	480	11,419
Pall Corp. (Miscellaneous Manufacturing)	460	15,994
Parker Hannifin Corp. (Miscellaneous Manufacturing)	620	49,507
Patriot Coal Corp.* (Coal)	129	8,521
Patterson Cos., Inc.* (Healthcare - Products)	480	16,416
Paychex, Inc. (Commercial Services)	1,200	43,644
Peabody Energy Corp. (Coal)	1,000	61,130
Pepco Holdings, Inc. (Electric)	740	18,433
PepsiCo, Inc. (Beverages)	5,940	407,068
PerkinElmer, Inc. (Electronics)	440	11,686
Pfizer, Inc. (Pharmaceuticals)	25,040	503,555

See accompanying notes to the Schedules of Portfolio Investments.

PG&E Corp. (Electric)	1,320	52,800
Philip Morris International, Inc.* (Commercial Services)	7,900	403,137
Pinnacle West Capital Corp. (Electric)	380	12,897
Pitney Bowes, Inc. (Office/Business Equipment)	780	28,166
Plum Creek Timber Co., Inc. (Forest Products & Paper)	640	26,138
PNC Financial Services Group (Banks)	1,260	87,381
Polo Ralph Lauren Corp. (Apparel)	220	13,644
PPG Industries, Inc. (Chemicals)	600	36,822
PPL Corp. (Electric)	1,380	66,268
Praxair, Inc. (Chemicals)	1,160	105,920
Precision Castparts Corp. (Metal Fabricate/Hardware)	520	61,131
Principal Financial Group, Inc. (Insurance)	960	51,514
Procter & Gamble Co. (Cosmetics/Personal Care)	11,400	764,370
Progress Energy, Inc.CVO* (Electric)	189	0
Progress Energy, Inc. (Electric)	960	40,310
Progressive Corp. (Insurance)	2,520	45,839
ProLogis (REIT)	960	60,106
Prudential Financial, Inc. (Insurance)	1,660	125,679
Public Service Enterprise Group, Inc. (Electric)	1,880	82,551
Public Storage, Inc. (REIT)	460	41,722
Pulte Homes, Inc. (Home Builders)	800	10,432
QLogic Corp.* (Semiconductors)	500	7,980
Qualcomm, Inc. (Telecommunications)	5,980	258,276
Quest Diagnostics, Inc. (Healthcare - Services)	580	29,104
Questar Corp. (Pipelines)	640	39,699
Qwest Communications International, Inc. (Telecommunications)	5,700	29,412
R.R. Donnelley & Sons Co. (Commercial Services)	800	24,512
RadioShack Corp. (Retail)	480	6,672
Range Resources Corp. (Oil & Gas)	560	37,173
Raytheon Co. (Aerospace/Defense)	1,580	101,073
Regions Financial Corp. (Banks)	2,560	56,115
Reynolds American, Inc. (Agriculture)	640	34,464
Robert Half International, Inc. (Commercial Services)	580	13,746
Rockwell Collins, Inc. (Aerospace/Defense)	600	37,866
Rockwell International Corp. (Machinery-Diversified)	540	29,284
Rohm & Haas Co. (Chemicals)	460	24,587
Rowan Cos., Inc. (Oil & Gas)	420	16,376
Ryder System, Inc. (Transportation)	220	15,063
SAFECO Corp. (Insurance)	340	22,692
Safeway, Inc. (Food)	1,640	51,824
SanDisk Corp.* (Computers)	840	22,756
Sara Lee Corp. (Food)	2,640	38,306
Schering-Plough Corp. (Pharmaceuticals)	6,000	110,460
Schlumberger, Ltd.ADR (Oil & Gas Services)	4,440	446,442
Seagate Technology, Inc.*,(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	600	15,174
Sears Holdings Corp.* (Retail)	280	27,611
Sempra Energy (Gas)	960	54,403
Sherwin-Williams Co. (Chemicals)	380	21,022
Sigma-Aldrich Corp. (Chemicals)	480	27,370
Simon Property Group, Inc. (REIT)	820	81,885
SLM Corp.* (Diversified Financial Services)	1,720	31,872
Smith International, Inc. (Oil & Gas Services)	740	56,617
Snap-on, Inc. (Hand/Machine Tools)	220	13,048
Southern Co. (Electric)	2,840	105,733
Southwest Airlines Co. (Airlines)	2,720	36,013
Sovereign Bancorp, Inc. (Savings & Loans)	1,340	10,010
Spectra Energy Corp. (Pipelines)	2,340	57,798
Sprint Corp. (Telecommunications)	10,560	84,374
St. Jude Medical, Inc.* (Healthcare - Products)	1,280	56,038
Staples, Inc. (Retail)	2,600	56,420
Starbucks Corp.* (Retail)	2,700	43,821
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	700	36,547
State Street Corp. (Banks)	1,440	103,882
Stryker Corp. (Healthcare - Products)	880	57,050
Sun Microsystems, Inc.* (Computers)	2,940	46,040
Sunoco, Inc. (Oil & Gas)	440	20,420
SunTrust Banks, Inc. (Banks)	1,300	72,475
SuperValu, Inc. (Food)	780	25,818
Symantec Corp.* (Internet)	3,140	54,071
Sysco Corp. (Food)	2,240	68,477
T. Rowe Price Group, Inc. (Diversified Financial Services)	980	57,389
Target Corp. (Retail)	3,040	161,515
TECO Energy, Inc. (Electric)	780	12,488
Tellabs, Inc.* (Telecommunications)	1,540	7,946
Tenet Healthcare Corp.* (Healthcare - Services)	1,760	11,264
Teradata Corp.* (Computers)	660	14,051
Teradyne, Inc.* (Semiconductors)	640	8,506
Terex Corp.* (Machinery - Construction & Mining)	380	26,478
Tesoro Petroleum Corp. (Oil & Gas)	500	12,570
Texas Instruments, Inc. (Semiconductors)	4,920	143,467
Textron, Inc. (Miscellaneous Manufacturing)	920	56,129
The AES Corp.* (Electric)	2,480	43,053
The Charles Schwab Corp. (Diversified Financial Services)	3,480	75,168
The Dow Chemical Co. (Chemicals)	3,480	139,722
The E.W. Scripps Co. - Class A (Media)	340	15,269
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	420	19,156
The Gap, Inc. (Retail)	1,680	31,282
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,460	279,400
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	880	23,566
The Hershey Co. (Food)	620	23,176

See accompanying notes to the Schedules of Portfolio Investments.

The New York Times Co. - Class A (Media)	540	10,530
The Pepsi Bottling Group, Inc. (Beverages)	500	16,855
The Stanley Works (Hand/Machine Tools)	280	13,507
The Travelers Companies, Inc. (Insurance)	2,300	115,920
The Williams Cos., Inc. (Pipelines)	2,160	76,680
Thermo Electron Corp.* (Electronics)	1,560	90,277
Tiffany & Co. (Retail)	480	20,899
Time Warner, Inc. (Media)	13,240	196,614
Titanium Metals Corp. (Mining)	360	5,486
TJX Cos., Inc. (Retail)	1,620	52,196
Torchmark Corp. (Insurance)	340	22,012
Total System Services, Inc. (Software)	740	17,612
Trane, Inc. (Building Materials)	640	29,766
Transocean, Inc.ADR* (Oil & Gas)	1,180	174,003
Tyco Electronics, Ltd.ADR (Electronics)	1,800	67,338
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,800	84,222
Tyson Foods, Inc. - Class A (Food)	1,020	18,156
U.S. Bancorp (Banks)	6,400	216,896
Union Pacific Corp. (Transportation)	960	139,382
Unisys Corp.* (Computers)	1,300	5,408
United Parcel Service, Inc. - Class B (Transportation)	3,840	278,055
United States Steel Corp. (Iron/Steel)	440	67,738
United Technologies Corp. (Aerospace/Defense)	3,640	263,791
UnitedHealth Group, Inc. (Healthcare - Services)	4,640	151,403
UnumProvident Corp. (Insurance)	1,280	29,709
UST, Inc. (Agriculture)	560	29,159
V. F. Corp. (Apparel)	320	23,802
Valero Energy Corp. (Oil & Gas)	1,980	96,723
Varian Medical Systems, Inc.* (Healthcare - Products)	460	21,565
VeriSign, Inc.* (Internet)	800	28,840
Verizon Communications, Inc. (Telecommunications)	10,640	409,427
Viacom, Inc. - Class B* (Media)	2,380	91,487
Vornado Realty Trust (REIT)	500	46,545
Vulcan Materials Co. (Building Materials)	400	27,528
W.W. Grainger, Inc. (Distribution/Wholesale)	240	20,810
Wachovia Corp. (Banks)	7,340	213,961
Wal-Mart Stores, Inc. (Retail)	8,760	507,905
Walgreen Co. (Retail)	3,680	128,248
Walt Disney Co. (Media)	6,980	226,361
Washington Mutual, Inc. (Savings & Loans)	3,260	40,065
Washington Post Co. - Class B (Media)	20	13,112
Waste Management, Inc. (Environmental Control)	1,840	66,424
Waters Corp.* (Electronics)	380	23,355
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	380	11,795
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,260	101,644
WellPoint, Inc.* (Healthcare - Services)	2,000	99,500
Wells Fargo & Co. (Banks)	12,200	362,950
Wendy’s International, Inc. (Retail)	320	9,280
Western Union Co. (Commercial Services)	2,780	63,940
Weyerhaeuser Co. (Forest Products & Paper)	780	49,826
Whirlpool Corp. (Home Furnishings)	280	20,378
Whole Foods Market, Inc. (Food)	520	16,973
Windstream Corp. (Telecommunications)	1,680	19,723
Wrigley (WM.) Jr. Co. (Food)	800	60,928
Wyeth (Pharmaceuticals)	4,960	220,571
Wyndham Worldwide Corp. (Lodging)	660	14,177
Xcel Energy, Inc. (Electric)	1,580	32,864
Xerox Corp. (Office/Business Equipment)	3,400	47,498
Xilinx, Inc. (Semiconductors)	1,060	26,256
XL Capital, Ltd. - Class AADR (Insurance)	660	23,027
XTO Energy, Inc. (Oil & Gas)	1,880	116,297
Yahoo!, Inc.* (Internet)	4,960	135,954
YUM! Brands, Inc. (Retail)	1,760	71,597
Zimmer Holdings, Inc.* (Healthcare - Products)	860	63,778
Zions Bancorp (Banks)	400	18,540

TOTAL COMMON STOCKS (Cost $32,724,428)		44,664,262

	Principal Amount
Repurchase Agreements (9.6%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $1,020,054 (Collateralized by $994,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,040,494)	$1,020,000	1,020,000
Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $1,360,072 (Collateralized by $1,377,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,387,871)	1,360,000	1,360,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $1,700,090 (Collateralized by $1,715,000 Federal Home Loan Bank, 5.00%, 10/16/09, market value $1,737,141)	1,700,000	1,700,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $618,032 (Collateralized by $640,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $635,136)	618,000	618,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,698,000)		4,698,000

TOTAL INVESTMENT SECURITIES (Cost $37,422,428) — 101.0%		49,362,262
Net other assets (liabilities) — (1.0)%		(466,395)

NET ASSETS — 100.0%		$48,895,867

*	Non-income producing security
(a)	Escrowed Security
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $1,177,038)	17	$(6,464)
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $3,115,688)	9	156,785

Bull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.3%
Banks	4.5%
Beverages	2.2%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.5%
Computers	4.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.0%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.0%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.8%
Internet	2.0%
Investment Companies	0.1%
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	0.5%
Media	2.4%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	9.9%
Oil & Gas Services	2.1%
Packaging & Containers	NM
Pharmaceuticals	4.8%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.9%
Savings & Loans	0.2%
Semiconductors	2.4%
Software	3.4%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	8.6%

See accompanying notes to the Schedules of Portfolio Investments.

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.9%)
3Com Corp.* (Telecommunications)	10,455	$24,987
99 Cents Only Stores* (Retail)	1,025	9,748
ACI Worldwide, Inc.* (Software)	820	18,122
Activision, Inc.* (Software)	7,585	205,174
Acxiom Corp. (Software)	1,640	19,401
ADC Telecommunications, Inc.* (Telecommunications)	2,870	40,237
ADTRAN, Inc. (Telecommunications)	1,435	33,952
Advance Auto Parts, Inc. (Retail)	2,255	78,203
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,435	30,135
Advent Software, Inc.* (Software)	410	16,343
Aeropostale, Inc.* (Retail)	1,640	52,136
Affiliated Managers Group, Inc.* (Diversified Financial Services)	820	81,459
Affymetrix, Inc.* (Biotechnology)	1,640	17,892
AGCO Corp.* (Machinery-Diversified)	2,255	135,593
AGL Resources, Inc. (Gas)	1,845	62,730
Airgas, Inc. (Chemicals)	2,050	98,666
AirTran Holdings, Inc.* (Airlines)	2,255	7,690
Alaska Air Group, Inc.* (Airlines)	820	17,614
Albemarle Corp. (Chemicals)	1,845	69,021
Alberto-Culver Co. (Cosmetics/Personal Care)	2,050	51,598
Alexander & Baldwin, Inc. (Transportation)	1,025	51,486
Alexandria Real Estate Equities, Inc. (REIT)	820	86,125
Alliance Data Systems Corp.* (Commercial Services)	2,050	117,690
Alliant Energy Corp. (Electric)	2,870	108,113
Alliant Techsystems, Inc.* (Aerospace/Defense)	820	90,003
AMB Property Corp. (REIT)	2,460	142,065
American Eagle Outfitters, Inc. (Retail)	5,535	101,678
American Financial Group, Inc. (Insurance)	1,845	50,590
American Greetings Corp. - Class A (Household Products/Wares)	1,230	22,017
AmeriCredit Corp.* (Diversified Financial Services)	2,870	40,065
Ametek, Inc. (Electrical Components & Equipment)	2,665	129,306
Amphenol Corp. - Class A (Electronics)	4,510	208,272
AnnTaylor Stores Corp.* (Retail)	1,435	36,306
Apollo Investment Corp. (Investment Companies)	2,870	46,437
Apria Healthcare Group, Inc.* (Healthcare - Services)	1,025	18,061
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,640	72,406
Aqua America, Inc. (Water)	3,280	60,450
Aquila, Inc.* (Electric)	9,635	34,686
Arch Coal, Inc. (Coal)	3,690	211,658
Arrow Electronics, Inc.* (Electronics)	3,075	83,671
Arthur J. Gallagher & Co. (Insurance)	2,255	55,405
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,845	27,564
Associated Banc-Corp (Banks)	3,280	92,726
Astoria Financial Corp. (Savings & Loans)	2,050	48,585
Atmel Corp.* (Semiconductors)	11,480	42,706
Avis Budget Group, Inc.* (Commercial Services)	2,665	35,391
Avnet, Inc.* (Electronics)	3,895	102,010
Avocent Corp.* (Internet)	1,025	19,998
Bank of Hawaii Corp. (Banks)	1,230	67,441
Barnes & Noble, Inc. (Retail)	1,230	39,704
BE Aerospace, Inc.* (Aerospace/Defense)	2,255	91,012
Beckman Coulter, Inc. (Healthcare - Products)	1,435	98,010
Belo Corp. - Class A (Media)	2,255	22,776
Bill Barrett Corp.* (Oil & Gas)	820	42,173
BJ’s Wholesale Club, Inc.* (Retail)	1,640	62,517
Black Hills Corp. (Electric)	820	31,988
Blyth, Inc. (Household Products/Wares)	615	10,357
Bob Evans Farms, Inc. (Retail)	615	17,263
Borders Group, Inc. (Retail)	1,435	9,041
BorgWarner, Inc. (Auto Parts & Equipment)	2,870	141,060
Boyd Gaming Corp. (Lodging)	1,435	26,906
BRE Properties, Inc. - Class A (REIT)	1,230	58,978
Brinker International, Inc. (Retail)	2,460	55,817
Broadridge Financial Solutions, Inc. (Software)	3,485	64,891
Brown & Brown, Inc. (Insurance)	2,870	55,104
Cabot Corp. (Chemicals)	1,640	47,822
Cadence Design Systems, Inc.* (Computers)	7,175	79,858
Callaway Golf Co. (Leisure Time)	1,640	22,534
Camden Property Trust (REIT)	1,230	65,079
Career Education Corp.* (Commercial Services)	2,255	45,438
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,435	41,443
Carmax, Inc.* (Retail)	5,535	114,851
Carpenter Technology Corp. (Iron/Steel)	1,230	63,074
Cathay Bancorp, Inc. (Banks)	1,230	20,972
CBRL Group, Inc. (Retail)	410	15,145
Cephalon, Inc.* (Pharmaceuticals)	1,640	102,352
Cerner Corp.* (Software)	1,640	75,883
CF Industries Holdings, Inc. (Chemicals)	1,230	164,451
Charles River Laboratories International, Inc.* (Biotechnology)	1,640	95,202
Charming Shoppes, Inc.* (Retail)	2,870	14,809
Cheesecake Factory, Inc.* (Retail)	1,640	37,113
Chemtura Corp. (Chemicals)	6,150	42,558
Chico’s FAS, Inc.* (Retail)	4,510	31,886
Chipotle Mexican Grill, Inc. - Class A* (Retail)	820	80,467
ChoicePoint, Inc.* (Commercial Services)	1,640	79,294
Church & Dwight, Inc. (Household Products/Wares)	1,640	93,185
Cimarex Energy Co. (Oil & Gas)	2,050	127,715
Cincinnati Bell, Inc.* (Telecommunications)	6,355	29,487
City National Corp. (Banks)	1,025	49,733

See accompanying notes to the Schedules of Portfolio Investments.

Cleveland-Cliffs, Inc. (Iron/Steel)	1,025	164,410
Coldwater Creek, Inc.* (Retail)	1,435	7,663
Collective Brands, Inc.* (Retail)	1,640	20,287
Commercial Metals Co. (Metal Fabricate/Hardware)	2,870	89,372
Commscope, Inc.* (Telecommunications)	1,640	77,982
Community Health Systems, Inc.* (Healthcare - Services)	2,460	92,324
Con-way, Inc. (Transportation)	1,025	47,406
Copart, Inc.* (Retail)	1,640	67,027
Corinthian Colleges, Inc.* (Commercial Services)	2,050	23,268
Corn Products International, Inc. (Food)	1,845	85,571
Corrections Corp. of America* (Commercial Services)	3,075	78,412
Cousins Properties, Inc. (REIT)	820	20,836
Covance, Inc.* (Healthcare - Services)	1,640	137,416
Crane Co. (Miscellaneous Manufacturing)	1,230	50,356
Cree Research, Inc.* (Semiconductors)	2,255	58,630
CSG Systems International, Inc.* (Software)	820	9,922
Cullen/Frost Bankers, Inc. (Banks)	1,435	80,102
Cypress Semiconductor Corp.* (Semiconductors)	3,895	109,527
Cytec Industries, Inc. (Chemicals)	1,025	60,485
Deluxe Corp. (Commercial Services)	1,230	26,150
Denbury Resources, Inc.* (Oil & Gas)	6,355	194,209
DENTSPLY International, Inc. (Healthcare - Products)	3,895	151,399
DeVry, Inc. (Commercial Services)	1,435	81,795
Dick’s Sporting Goods, Inc.* (Retail)	2,050	58,630
Diebold, Inc. (Computers)	1,640	64,288
Digital River, Inc.* (Internet)	1,025	33,671
Dollar Tree, Inc.* (Retail)	2,255	71,258
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,640	71,406
DPL, Inc. (Electric)	2,870	79,872
DRS Technologies, Inc. (Aerospace/Defense)	1,025	64,001
DST Systems, Inc.* (Computers)	1,230	73,603
Duke-Weeks Realty Corp. (REIT)	3,690	90,110
Dun & Bradstreet Corp. (Software)	1,435	120,970
Dycom Industries, Inc.* (Engineering & Construction)	1,025	14,740
Eaton Vance Corp. (Diversified Financial Services)	2,870	105,042
Edwards Lifesciences Corp.* (Healthcare - Products)	1,435	79,528
Encore Acquisition Co.* (Oil & Gas)	1,230	56,125
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,485	86,533
Energen Corp. (Gas)	1,845	125,903
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,435	113,451
Energy East Corp. (Electric)	4,100	93,480
Entercom Communications Corp. (Media)	615	6,519
Equitable Resources, Inc. (Pipelines)	3,075	204,088
Equity One, Inc. (REIT)	820	20,254
Everest Re Group, Ltd.ADR (Insurance)	1,435	129,652
Exterran Holdings, Inc.* (Oil & Gas Services)	1,640	109,536
F5 Networks, Inc.* (Internet)	2,050	46,392
Fair Isaac Corp. (Software)	1,230	30,467
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,075	40,098
Fastenal Co. (Distribution/Wholesale)	3,075	150,091
Federal Realty Investment Trust (REIT)	1,435	117,885
Federal Signal Corp. (Miscellaneous Manufacturing)	1,230	17,072
Ferro Corp. (Chemicals)	1,025	18,020
Fidelity National Title Group, Inc. - Class A (Insurance)	5,535	88,505
First American Financial Corp. (Insurance)	2,255	73,964
First Community Bancorp (Banks)	615	13,216
First Niagara Financial Group, Inc. (Savings & Loans)	2,665	38,456
FirstMerit Corp. (Banks)	2,050	42,066
Flowserve Corp. (Machinery-Diversified)	1,435	178,069
FMC Corp. (Chemicals)	1,845	115,829
FMC Technologies, Inc.* (Oil & Gas Services)	3,280	220,416
Foot Locker, Inc. (Retail)	3,895	49,272
Forest Oil Corp.* (Oil & Gas)	2,255	132,887
Foundry Networks, Inc.* (Telecommunications)	3,895	49,583
Frontier Oil Corp. (Oil & Gas)	2,665	66,225
Furniture Brands International, Inc. (Home Furnishings)	1,230	16,667
Gartner Group, Inc.* (Commercial Services)	1,640	37,589
GATX Corp. (Trucking & Leasing)	1,230	54,120
Gen-Probe, Inc.* (Healthcare - Products)	1,230	69,323
Gentex Corp. (Electronics)	3,690	68,929
Getty Images, Inc.* (Advertising)	1,230	40,160
Global Payments, Inc. (Software)	2,050	90,733
Graco, Inc. (Machinery-Diversified)	1,435	59,423
Granite Construction, Inc. (Engineering & Construction)	820	28,126
Great Plains Energy, Inc. (Electric)	2,050	52,562
GUESS?, Inc. (Apparel)	1,230	47,084
Hanesbrands, Inc.* (Apparel)	2,460	86,149
Hanover Insurance Group, Inc. (Insurance)	1,230	55,202
Hansen Natural Corp.* (Beverages)	1,435	50,785
Harris Corp. (Telecommunications)	3,485	188,295
Harsco Corp. (Miscellaneous Manufacturing)	2,050	121,626
Harte-Hanks, Inc. (Advertising)	1,025	14,002
Hawaiian Electric Industries, Inc. (Electric)	2,050	50,409
HCC Insurance Holdings, Inc. (Insurance)	2,870	70,832
Health Care REIT, Inc. (REIT)	2,255	109,255
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,150	43,850

See accompanying notes to the Schedules of Portfolio Investments.

Health Net, Inc.* (Healthcare - Services)	2,665	78,058
Helmerich & Payne, Inc. (Oil & Gas)	2,665	143,244
Henry Schein, Inc.* (Healthcare - Products)	2,255	124,859
Herman Miller, Inc. (Office Furnishings)	1,435	33,479
Highwoods Properties, Inc. (REIT)	1,435	50,282
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,435	36,062
HNI Corp. (Office Furnishings)	1,025	22,314
Hologic, Inc.* (Healthcare - Products)	6,560	191,486
Horace Mann Educators Corp. (Insurance)	1,025	17,343
Hormel Foods Corp. (Food)	1,845	72,711
Hospitality Properties Trust (REIT)	2,255	72,453
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	820	9,692
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,435	64,188
IDACORP, Inc. (Electric)	1,025	33,251
IDEX Corp. (Machinery-Diversified)	2,050	75,214
Imation Corp. (Computers)	615	14,379
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,050	6,663
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,690	62,767
Integrated Device Technology, Inc.* (Semiconductors)	4,920	52,595
International Rectifier Corp.* (Semiconductors)	1,845	41,992
International Speedway Corp. (Entertainment)	615	26,088
Intersil Corp. - Class A (Semiconductors)	3,280	87,642
Intuitive Surgical, Inc.* (Healthcare - Products)	820	237,193
Invitrogen Corp.* (Biotechnology)	1,025	95,909
ITT Educational Services, Inc.* (Commercial Services)	615	47,146
J.B. Hunt Transport Services, Inc. (Transportation)	2,050	69,638
Jack Henry & Associates, Inc. (Computers)	1,845	48,487
Jefferies Group, Inc. (Diversified Financial Services)	2,870	53,956
JetBlue Airways Corp.* (Airlines)	4,715	23,764
JM Smucker Co. (Food)	1,435	71,578
John Wiley & Sons, Inc. (Media)	1,025	47,201
Jones Lang LaSalle, Inc. (Real Estate)	820	63,640
Joy Global, Inc. (Machinery - Construction & Mining)	2,665	197,876
Kansas City Southern Industries, Inc.* (Transportation)	1,845	83,173
KBR, Inc. (Engineering & Construction)	4,305	124,156
Kelly Services, Inc. - Class A (Commercial Services)	410	9,123
KEMET Corp.* (Electronics)	2,050	8,344
Kennametal, Inc. (Hand/Machine Tools)	1,845	64,151
Kindred Healthcare, Inc.* (Healthcare - Services)	615	14,594
Kinetic Concepts, Inc.* (Healthcare - Products)	1,230	48,782
Korn/Ferry International* (Commercial Services)	1,025	19,127
Lam Research Corp.* (Semiconductors)	3,075	125,583
Lamar Advertising Co.* (Advertising)	1,845	72,951
Lancaster Colony Corp. (Miscellaneous Manufacturing)	410	15,658
Lear Corp.* (Auto Parts & Equipment)	1,845	52,712
Lee Enterprises, Inc. (Media)	1,025	7,923
Liberty Property Trust (REIT)	2,255	78,993
Life Time Fitness, Inc.* (Leisure Time)	820	29,807
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,435	43,222
Lincare Holdings, Inc.* (Healthcare - Services)	1,845	44,907
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,025	78,207
Louisiana-Pacific Corp. (Forest Products & Paper)	2,665	30,674
Lubrizol Corp. (Chemicals)	1,640	95,645
M.D.C. Holdings, Inc. (Home Builders)	820	35,736
Mack-Cali Realty Corp. (REIT)	1,640	63,993
Macrovision Corp.* (Entertainment)	1,230	19,409
Manpower, Inc. (Commercial Services)	2,050	137,616
Martin Marietta Materials (Building Materials)	1,025	112,114
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	615	30,406
McAfee, Inc.* (Internet)	4,100	136,325
MDU Resources Group, Inc. (Electric)	4,715	136,122
Media General, Inc. - Class A (Media)	410	6,019
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,435	29,561
Mentor Graphics Corp.* (Computers)	2,255	22,708
Mercury General Corp. (Insurance)	820	40,910
Metavante Technologies, Inc.* (Software)	2,255	53,150
Millennium Pharmaceuticals, Inc.* (Biotechnology)	8,405	209,032
Mine Safety Appliances Co. (Environmental Control)	615	22,860
Minerals Technologies, Inc. (Chemicals)	410	27,773
Modine Manufacturing Co. (Auto Parts & Equipment)	820	14,407
Mohawk Industries, Inc.* (Textiles)	1,435	109,333
MPS Group, Inc.* (Commercial Services)	2,460	26,396
MSC Industrial Direct Co. - Class A (Retail)	1,230	59,975
National Fuel Gas Co. (Pipelines)	2,050	104,919
National Instruments Corp. (Computers)	1,435	42,218
Nationwide Health Properties, Inc. (REIT)	2,460	88,609

See accompanying notes to the Schedules of Portfolio Investments.

Navigant Consulting Co.* (Commercial Services)	1,025	20,623
NBTY, Inc.* (Pharmaceuticals)	1,435	40,395
NCR Corp.* (Computers)	4,510	111,081
Netflix, Inc.* (Internet)	1,025	32,780
NeuStar, Inc.* (Telecommunications)	1,845	50,756
New York Community Bancorp (Savings & Loans)	8,405	156,921
Newfield Exploration Co.* (Oil & Gas)	3,280	199,293
Nordson Corp. (Machinery-Diversified)	820	48,405
Northeast Utilities System (Electric)	3,895	102,516
NSTAR (Electric)	2,665	85,840
NVR, Inc.* (Home Builders)	205	125,767
O’Reilly Automotive, Inc.* (Retail)	2,870	82,857
OGE Energy Corp. (Electric)	2,255	73,716
Old Republic International Corp. (Insurance)	5,945	85,311
Olin Corp. (Chemicals)	1,845	37,214
Omnicare, Inc. (Pharmaceuticals)	3,075	62,576
ONEOK, Inc. (Gas)	2,665	128,240
Oshkosh Truck Corp. (Auto Manufacturers)	1,845	74,907
Overseas Shipholding Group, Inc. (Transportation)	615	46,285
Pacific Sunwear of California, Inc.* (Retail)	1,640	21,992
Packaging Corp. of America (Packaging & Containers)	2,255	49,565
Palm, Inc. (Computers)	2,665	15,350
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	820	13,981
Parametric Technology Corp.* (Software)	2,870	50,024
Patterson-UTI Energy, Inc. (Oil & Gas)	3,895	108,826
PDL BioPharma, Inc.* (Biotechnology)	2,870	38,056
Pentair, Inc. (Miscellaneous Manufacturing)	2,460	90,602
PepsiAmericas, Inc. (Beverages)	1,435	36,880
Perrigo Co. (Pharmaceuticals)	1,845	75,627
PetSmart, Inc. (Retail)	3,280	73,406
Pharmaceutical Product Development, Inc. (Commercial Services)	2,665	110,384
Phillips-Van Heusen Corp. (Apparel)	1,435	60,571
Pioneer Natural Resources Co. (Oil & Gas)	3,075	177,520
Plains Exploration & Production Co.* (Oil & Gas)	2,870	178,744
Plantronics, Inc. (Telecommunications)	1,230	30,639
PMI Group, Inc. (Insurance)	2,050	11,542
PNM Resources, Inc. (Electric)	1,845	26,734
Polycom, Inc.* (Telecommunications)	2,255	50,512
Potlatch Corp. (Forest Products & Paper)	820	36,744
Pride International, Inc.* (Oil & Gas)	4,305	182,747
Protective Life Corp. (Insurance)	1,640	69,897
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,230	42,693
Puget Energy, Inc. (Electric)	3,280	89,249
Quanta Services, Inc.* (Commercial Services)	4,305	114,255
Quicksilver Resources, Inc.* (Oil & Gas)	2,665	110,571
Radian Group, Inc. (Insurance)	2,050	11,070
Raymond James Financial Corp. (Diversified Financial Services)	2,460	70,774
Rayonier, Inc. (Forest Products & Paper)	1,845	77,545
Realty Income Corp. (REIT)	2,460	64,723
Regency Centers Corp. (REIT)	1,640	117,375
Regis Corp. (Retail)	1,025	29,930
Reliance Steel & Aluminum Co. (Iron/Steel)	1,435	87,219
Rent-A-Center, Inc.* (Commercial Services)	1,640	35,309
Republic Services, Inc. (Environmental Control)	4,100	130,339
ResMed, Inc.* (Healthcare - Products)	1,845	79,556
RF Micro Devices, Inc.* (Telecommunications)	7,380	24,871
Rollins, Inc. (Commercial Services)	1,025	16,328
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,255	140,081
Ross Stores, Inc. (Retail)	3,485	116,713
RPM, Inc. (Chemicals)	3,075	68,572
Ruby Tuesday, Inc. (Retail)	1,230	10,467
Ruddick Corp. (Food)	820	31,734
Saks, Inc.* (Retail)	3,485	45,340
SCANA Corp. (Electric)	2,870	113,164
Scholastic Corp.* (Media)	615	17,312
Scientific Games Corp. - Class A* (Entertainment)	1,640	46,182
SEI Investments Co. (Software)	3,280	76,326
Semtech Corp.* (Semiconductors)	1,640	26,634
Sensient Technologies Corp. (Chemicals)	1,230	36,617
Sepracor, Inc.* (Pharmaceuticals)	2,870	61,848
Service Corp. International (Commercial Services)	6,765	75,159
Sierra Pacific Resources (Electric)	5,945	81,030
Silicon Laboratories, Inc.* (Semiconductors)	1,230	41,537
Smithfield Foods, Inc.* (Food)	2,870	82,312
Sonoco Products Co. (Packaging & Containers)	2,460	81,057
Sotheby’s (Commercial Services)	1,640	45,428
Southwestern Energy Co.* (Oil & Gas)	8,610	364,289
SPX Corp. (Miscellaneous Manufacturing)	1,230	151,290
SRA International, Inc. - Class A* (Computers)	1,025	26,927
StanCorp Financial Group, Inc. (Insurance)	1,230	63,025
Steel Dynamics, Inc. (Iron/Steel)	4,510	157,173
Stericycle, Inc.* (Environmental Control)	2,255	120,372
STERIS Corp. (Healthcare - Products)	1,435	39,764
Strayer Education, Inc. (Commercial Services)	205	38,066
Superior Energy Services, Inc.* (Oil & Gas Services)	2,050	90,979

See accompanying notes to the Schedules of Portfolio Investments.

SVB Financial Group* (Banks)	820	39,901
Sybase, Inc.* (Software)	2,255	66,342
Synopsys, Inc.* (Computers)	3,485	80,538
Synovus Financial Corp. (Banks)	8,405	99,515
TCF Financial Corp. (Banks)	2,665	46,371
Tech Data Corp.* (Distribution/Wholesale)	1,230	41,340
Techne Corp.* (Healthcare - Products)	820	59,466
Teleflex, Inc. (Miscellaneous Manufacturing)	820	45,174
Telephone & Data Systems, Inc. (Telecommunications)	2,665	102,069
Temple-Inland, Inc. (Forest Products & Paper)	2,665	31,101
Terra Industries, Inc.* (Chemicals)	2,255	85,374
The Brink’s Co. (Miscellaneous Manufacturing)	1,230	89,482
The Colonial BancGroup, Inc. (Banks)	4,100	33,374
The Commerce Group, Inc. (Insurance)	1,025	37,351
The Corporate Executive Board Co. (Commercial Services)	820	35,727
The Macerich Co. (REIT)	1,845	134,925
The Ryland Group, Inc. (Home Builders)	1,025	32,780
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,025	33,969
The Timberland Co. - Class A* (Apparel)	1,230	17,958
The Warnaco Group, Inc.* (Apparel)	1,025	47,293
Thomas & Betts Corp.* (Electronics)	1,230	46,076
Thor Industries, Inc. (Home Builders)	820	24,862
Tidewater, Inc. (Oil & Gas Services)	1,230	80,221
Timken Co. (Metal Fabricate/Hardware)	2,460	88,929
Toll Brothers, Inc.* (Home Builders)	3,280	74,259
Tootsie Roll Industries, Inc. (Food)	615	14,963
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,050	62,320
TriQuint Semiconductor, Inc.* (Semiconductors)	3,690	24,317
Tupperware Corp. (Household Products/Wares)	1,435	56,539
UDR, Inc. (REIT)	3,280	82,918
United Rentals, Inc.* (Commercial Services)	1,845	34,760
Unitrin, Inc. (Insurance)	1,230	46,666
Universal Corp. (Agriculture)	615	39,477
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,230	77,047
Urban Outfitters, Inc.* (Retail)	2,870	98,297
URS Corp.* (Engineering & Construction)	2,050	82,697
Valassis Communications, Inc.* (Commercial Services)	1,230	17,466
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,255	29,946
Valspar Corp. (Chemicals)	2,460	54,071
ValueClick, Inc.* (Internet)	2,460	49,077
Varian, Inc.* (Electronics)	615	31,322
VCA Antech, Inc.* (Pharmaceuticals)	2,050	66,358
Vectren Corp. (Gas)	1,845	52,177
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,280	83,706
Vishay Intertechnology, Inc.* (Electronics)	4,715	44,557
W.R. Berkley Corp. (Insurance)	3,895	100,063
Wabtec Corp. (Machinery-Diversified)	1,230	52,742
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,050	69,413
Washington Federal, Inc. (Savings & Loans)	2,255	53,692
Webster Financial Corp. (Banks)	1,230	32,042
Weingarten Realty Investors (REIT)	1,845	68,062
WellCare Health Plans, Inc.* (Healthcare - Services)	1,025	44,875
Werner Enterprises, Inc. (Transportation)	1,025	19,936
Westamerica Bancorp (Banks)	615	35,941
Westar Energy, Inc. (Electric)	2,460	57,047
Western Digital Corp.* (Computers)	5,740	166,403
WGL Holdings, Inc. (Gas)	1,230	40,344
Williams Sonoma, Inc. (Retail)	2,255	59,532
Wilmington Trust Corp. (Banks)	1,640	53,923
Wind River Systems, Inc.* (Software)	1,845	15,203
Wisconsin Energy Corp. (Electric)	2,870	136,210
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,640	29,536
YRC Worldwide, Inc.* (Transportation)	1,435	23,319
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	1,640	60,270

TOTAL COMMON STOCKS (Cost $25,450,987)		27,011,538

	Principal Amount
Repurchase Agreements (23.4%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,809,095 (Collateralized by $1,764,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,846,511)	$1,809,000	1,809,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,412,127 (Collateralized by $2,442,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,461,278)	2,412,000	2,412,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,015,160 (Collateralized by $3,041,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $3,076,084)	3,015,000	3,015,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,098,057 (Collateralized by $1,129,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 4/30/10-8/15/08, market value $1,121,564)	1,098,000	1,098,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,334,000)		8,334,000

TOTAL INVESTMENT SECURITIES (Cost $33,784,987) — 99.3%		35,345,538
Net other assets (liabilities) — 0.7%		250,199

NET ASSETS — 100.0%		$35,595,737

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P Midcap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $5,034,600)	60	$46,790
S&P Midcap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $839,100)	2	70,441

	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/08	$2,704,972	$(22,901)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.6%
Banks	2.0%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.3%
Chemicals	3.0%
Coal	0.6%
Commercial Services	3.6%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.2%
Electric	3.9%
Electrical Components & Equipment	0.9%
Electronics	1.6%
Engineering & Construction	0.7%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.5%
Gas	1.2%
Hand/Machine Tools	0.4%
Healthcare - Products	3.5%
Healthcare - Services	1.7%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.1%
Internet	0.9%
Investment Companies	0.1%
Iron/Steel	1.3%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.6%
Machinery-Diversified	1.7%
Media	0.3%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Oil & Gas	5.9%
Oil & Gas Services	1.4%
Packaging & Containers	0.3%
Pharmaceuticals	1.6%
Pipelines	0.9%
REIT	4.4%
Real Estate	0.2%
Retail	4.4%

See accompanying notes to the Schedules of Portfolio Investments.

Savings & Loans	0.8%
Semiconductors	1.8%
Software	2.6%
Telecommunications	1.9%
Textiles	0.3%
Transportation	0.9%
Trucking & Leasing	0.2%
Water	0.2%
Other**	24.1%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not Meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.2%)
3Com Corp.* (Telecommunications)	6,150	$14,699
AAR Corp.* (Aerospace/Defense)	600	14,040
Aaron Rents, Inc. (Commercial Services)	750	18,675
AbitibiBowater, Inc.* (Forest Products & Paper)	450	4,442
ABM Industries, Inc. (Commercial Services)	825	17,275
Acco Brands Corp.* (Household Products/Wares)	825	11,484
ACI Worldwide, Inc.* (Software)	600	13,260
Actuant Corp. - Class A (Miscellaneous Manufacturing)	900	30,483
Acuity Brands, Inc. (Miscellaneous Manufacturing)	600	28,704
Administaff, Inc. (Commercial Services)	450	11,786
ADTRAN, Inc. (Telecommunications)	900	21,294
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,200	10,572
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	675	9,450
Advanta Corp. - Class B (Diversified Financial Services)	675	5,927
Advisory Board Co.* (Commercial Services)	375	17,482
Aecom Technology Corp.* (Engineering & Construction)	675	18,535
Aeropostale, Inc.* (Retail)	975	30,995
AFC Enterprises, Inc.* (Retail)	900	9,315
Affymetrix, Inc.* (Biotechnology)	975	10,637
Aftermarket Technology Corp.* (Auto Parts & Equipment)	525	12,028
Agilysys, Inc. (Computers)	675	7,398
AirTran Holdings, Inc.* (Airlines)	1,500	5,115
Alaska Air Group, Inc.* (Airlines)	675	14,499
Alaska Communications Systems Group, Inc. (Telecommunications)	1,125	12,578
Albany International Corp. - Class A (Machinery-Diversified)	525	19,057
Alesco Financial, Inc. (REIT)	1,800	6,210
Alexandria Real Estate Equities, Inc. (REIT)	375	39,386
Alexion Pharmaceuticals, Inc.* (Biotechnology)	525	36,949
Align Technology, Inc.* (Healthcare - Products)	900	11,052
Alkermes, Inc.* (Pharmaceuticals)	1,575	19,577
Alliance One International, Inc.* (Agriculture)	1,800	11,070
Allscripts Healthcare Solutions, Inc.* (Software)	825	9,207
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	825	20,691
Alpha Natural Resources, Inc.* (Coal)	1,125	54,731
Alpharma, Inc. - Class A* (Pharmaceuticals)	675	16,612
AMAG Pharmaceuticals, Inc.* (Biotechnology)	225	9,232
Amedisys, Inc.* (Healthcare - Services)	450	23,310
AMERCO* (Trucking & Leasing)	225	12,922
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	750	15,105
American Campus Communities, Inc. (REIT)	750	22,897
American Commercial Lines, Inc.* (Transportation)	975	15,425
American Dental Partners, Inc.* (Healthcare - Services)	600	6,960
American Equity Investment Life Holding Co. (Insurance)	1,425	13,751
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,200	16,920
American Physicians Capital, Inc. (Insurance)	450	20,857
American Reprographics Co.* (Software)	525	8,332
American States Water Co. (Water)	825	28,891
American Superconductor Corp.* (Electrical Components & Equipment)	750	18,960
AmericanWest Bancorp (Banks)	1,125	4,106
AMERIGROUP Corp.* (Healthcare - Services)	825	21,442
Ameris Bancorp (Banks)	900	13,482
Ameristar Casinos, Inc. (Lodging)	525	9,014
Ameron International Corp. (Miscellaneous Manufacturing)	225	22,230
Amkor Technology, Inc.* (Semiconductors)	1,575	15,041
AMN Healthcare Services, Inc.* (Commercial Services)	675	9,848
ANADIGICS, Inc.* (Semiconductors)	1,050	11,718
Analogic Corp. (Electronics)	300	17,277
Anixter International, Inc.* (Telecommunications)	375	21,364
ANSYS, Inc.* (Software)	1,125	45,259
Anworth Mortgage Asset Corp. (REIT)	2,025	13,527
Apex Silver Mines, Ltd.ADR* (Mining)	900	9,045
Apogee Enterprises, Inc. (Building Materials)	600	13,386
Apollo Investment Corp. (Investment Companies)	1,350	21,843
Applera Corp.-Celera Genomics Group* (Biotechnology)	1,575	21,073
Applied Industrial Technologies, Inc. (Machinery-Diversified)	750	18,120
Applied Micro Circuits Corp.* (Semiconductors)	1,425	12,483
Apria Healthcare Group, Inc.* (Healthcare - Services)	675	11,894
AptarGroup, Inc. (Miscellaneous Manufacturing)	975	43,046
Aquila, Inc.* (Electric)	6,900	24,840
Arbitron, Inc. (Commercial Services)	450	21,528
Arch Chemicals, Inc. (Chemicals)	525	17,887
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,350	7,547
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,475	7,326
Ariba, Inc.* (Internet)	1,650	19,585

See accompanying notes to the Schedules of Portfolio Investments.

Arlington Tankers, Ltd.ADR (Transportation)	900	20,133
Array BioPharma, Inc.* (Pharmaceuticals)	1,275	7,931
Arris Group, Inc.* (Telecommunications)	1,575	12,758
ArthroCare Corp.* (Healthcare - Products)	450	20,277
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,200	17,928
Ashford Hospitality Trust (REIT)	2,025	11,725
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,275	33,137
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	1,425	10,417
Assured Guaranty, Ltd.ADR (Insurance)	1,050	26,554
Astec Industries, Inc.* (Machinery - Construction & Mining)	375	13,744
Atheros Communications* (Telecommunications)	825	21,961
Atlas America, Inc. (Oil & Gas)	375	26,085
ATMI, Inc.* (Semiconductors)	600	17,664
ATP Oil & Gas Corp.* (Oil & Gas)	375	10,778
Atwood Oceanics, Inc.* (Oil & Gas)	375	37,759
Avid Technology, Inc.* (Software)	675	14,087
Avocent Corp.* (Internet)	825	16,096
Badger Meter, Inc. (Electronics)	600	31,242
Baldor Electric Co. (Hand/Machine Tools)	675	21,870
Bally Technologies, Inc.* (Entertainment)	900	30,321
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	900	16,920
BankFinancial Corp. (Savings & Loans)	1,500	24,060
Banner Corp. (Banks)	675	14,580
Barnes Group, Inc. (Miscellaneous Manufacturing)	750	19,560
Basic Energy Services, Inc.* (Oil & Gas Services)	750	17,400
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	900	9,585
BearingPoint, Inc.* (Commercial Services)	3,225	5,966
Beazer Homes USA, Inc. (Home Builders)	600	6,642
Belden, Inc. (Electrical Components & Equipment)	600	20,244
Belo Corp. - Class A (Media)	1,350	13,635
Benchmark Electronics, Inc.* (Electronics)	1,050	18,669
Berry Petroleum Co. - Class A (Oil & Gas)	600	29,712
Big 5 Sporting Goods Corp. (Retail)	675	6,203
Bill Barrett Corp.* (Oil & Gas)	450	23,143
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	300	25,005
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,500	54,690
BioMed Realty Trust, Inc. (REIT)	1,125	29,250
Blackbaud, Inc. (Software)	825	19,379
Blackboard, Inc.* (Software)	525	18,133
Blockbuster, Inc. - Class A* (Retail)	3,450	10,074
Blue Nile, Inc.* (Internet)	225	11,176
Bob Evans Farms, Inc. (Retail)	675	18,947
Borders Group, Inc. (Retail)	975	6,143
Borland Software Corp.* (Software)	2,625	4,646
Boston Private Financial Holdings, Inc. (Banks)	900	8,370
Bowne & Co., Inc. (Commercial Services)	900	14,976
Brady Corp. - Class A (Electronics)	750	25,462
Briggs & Stratton Corp. (Machinery-Diversified)	750	11,415
Bright Horizons Family Solutions, Inc.* (Commercial Services)	525	24,890
Brightpoint, Inc.* (Distribution/Wholesale)	900	8,244
Bristow Group, Inc.* (Transportation)	375	19,781
Brooks Automation, Inc.* (Semiconductors)	1,200	12,432
Brown Shoe Co., Inc. (Retail)	750	12,510
Brush Engineered Materials, Inc.* (Mining)	375	11,629
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,050	9,062
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	525	66,113
Buffalo Wild Wings, Inc.* (Retail)	300	9,225
CACI International, Inc. - Class A* (Computers)	450	22,554
Calamos Asset Management, Inc. (Diversified Financial Services)	675	12,116
California Water Service Group (Water)	825	31,927
Callaway Golf Co. (Leisure Time)	1,275	17,518
Capital City Bank Group, Inc. (Banks)	825	21,656
Capital Lease Funding, Inc. (REIT)	1,950	16,205
Carrizo Oil & Gas, Inc.* (Oil & Gas)	375	23,809
Carter’s, Inc.* (Apparel)	900	12,726
Cascade Corp. (Machinery-Diversified)	225	9,731
Casey’s General Stores, Inc. (Retail)	825	18,257
Cash America International, Inc. (Retail)	525	21,415
Cbeyond, Inc.* (Telecommunications)	375	7,403
CBRE Realty Finance, Inc. (REIT)	1,350	5,238
CBRL Group, Inc. (Retail)	450	16,623
Centene Corp.* (Healthcare - Services)	825	15,155
Centennial Bank Holdings, Inc.* (Banks)	2,550	15,963
Centerline Holding Co. (Diversified Financial Services)	1,125	3,836
Central European Distribution Corp.* (Distribution/Wholesale)	600	36,552
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,425	7,154
Central Vermont Public Service Corp. (Electric)	450	10,485
Century Aluminum Co.* (Mining)	375	25,984
Cenveo, Inc.* (Commercial Services)	900	9,243
Cepheid, Inc.* (Healthcare - Products)	1,125	22,016

See accompanying notes to the Schedules of Portfolio Investments.

Ceradyne, Inc.* (Miscellaneous Manufacturing)	375	14,610
CF Industries Holdings, Inc. (Chemicals)	750	100,275
Champion Enterprises, Inc.* (Home Builders)	1,350	13,932
Charlotte Russe Holding, Inc.* (Retail)	525	8,337
Charming Shoppes, Inc.* (Retail)	1,950	10,062
Charter Communications, Inc. - Class A* (Media)	6,150	6,581
Chattem, Inc.* (Cosmetics/Personal Care)	300	20,964
Checkpoint Systems, Inc.* (Electronics)	675	17,503
Chemed Corp. (Commercial Services)	375	12,788
Cherokee, Inc. (Apparel)	525	15,225
Chipotle Mexican Grill, Inc. - Class B* (Retail)	450	38,236
Chiquita Brands International, Inc.* (Food)	825	18,769
Christopher & Banks Corp. (Retail)	750	8,888
Cincinnati Bell, Inc.* (Telecommunications)	4,050	18,792
Cirrus Logic, Inc.* (Semiconductors)	1,875	13,406
Citadel Broadcasting Corp. (Media)	3,825	5,202
Citi Trends, Inc.* (Retail)	375	7,928
Citizens Republic Bancorp, Inc. (Banks)	1,350	11,138
CKE Restaurants, Inc. (Retail)	1,050	11,015
Clarcor, Inc. (Miscellaneous Manufacturing)	825	34,617
Cleco Corp. (Electric)	1,050	25,210
CMGI, Inc.* (Internet)	750	10,373
CNET Networks, Inc.* (Internet)	2,700	20,925
CoBiz Financial, Inc. (Banks)	1,200	13,332
Coeur d’Alene Mines Corp.* (Mining)	4,425	13,585
Cogent Communications Group, Inc.* (Internet)	750	15,758
Cognex Corp. (Machinery-Diversified)	900	22,680
Cohen & Steers, Inc. (Diversified Financial Services)	300	8,376
Cohu, Inc. (Semiconductors)	825	14,330
Coinstar, Inc.* (Commercial Services)	600	19,134
Collective Brands, Inc.* (Retail)	900	11,133
Columbia Banking System, Inc. (Banks)	975	26,403
Community Trust Bancorp, Inc. (Banks)	750	22,545
Commvault Systems, Inc.* (Software)	825	10,148
Compass Minerals International, Inc. (Mining)	600	37,800
Complete Production Services, Inc.* (Oil & Gas Services)	675	18,232
Comstock Resources, Inc.* (Oil & Gas)	675	30,706
Comtech Telecommunications Corp.* (Telecommunications)	375	14,524
Conceptus, Inc.* (Healthcare - Products)	750	13,515
Concur Technologies, Inc.* (Software)	750	24,855
CONMED Corp.* (Healthcare - Products)	600	15,312
Consolidated Communications Holdings, Inc. (Telecommunications)	825	11,798
Consolidated Water Co., Ltd.ADR (Water)	825	19,552
Consolidated-Tomoka Land Co. (Real Estate)	300	15,654
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	900	11,826
Corinthian Colleges, Inc.* (Commercial Services)	1,575	17,876
Corporate Office Properties Trust (REIT)	600	22,380
Corus Bankshares, Inc. (Banks)	975	7,147
CoStar Group, Inc.* (Commercial Services)	375	17,981
Crosstex Energy, Inc. (Oil & Gas)	750	25,957
CSG Systems International, Inc.* (Software)	750	9,075
CSK Auto Corp.* (Retail)	900	10,737
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	975	18,876
Curtiss-Wright Corp. (Aerospace/Defense)	675	32,056
CV Therapeutics, Inc.* (Pharmaceuticals)	1,125	10,294
Cymer, Inc.* (Electronics)	525	13,645
Daktronics, Inc. (Electronics)	600	8,874
Darling International, Inc.* (Environmental Control)	1,575	24,050
Dawson Geophysical Co.* (Oil & Gas Services)	225	16,277
DCT Industrial Trust, Inc. (REIT)	2,850	28,500
DealerTrack Holdings, Inc.* (Internet)	525	10,101
Deckers Outdoor Corp.* (Apparel)	225	31,066
Delta Petroleum Corp.* (Oil & Gas)	1,050	25,767
Deluxe Corp. (Commercial Services)	750	15,945
DeVry, Inc. (Commercial Services)	900	51,300
DiamondRock Hospitality Co. (REIT)	1,575	20,081
Digi International, Inc.* (Software)	1,050	8,652
Digital Realty Trust, Inc. (REIT)	825	31,969
Digital River, Inc.* (Internet)	600	19,710
Dionex Corp.* (Electronics)	300	23,466
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	450	5,936
Dress Barn, Inc.* (Retail)	750	10,095
Drill-Quip, Inc.* (Oil & Gas Services)	375	21,435
DTS, Inc.* (Home Furnishings)	750	22,125
Dycom Industries, Inc.* (Engineering & Construction)	675	9,707
Eagle Bulk Shipping, Inc.ADR (Transportation)	900	26,487
EarthLink, Inc.* (Internet)	2,700	24,651
Eclipsys Corp.* (Software)	825	17,135
Edge Petroleum Corp.* (Oil & Gas)	900	4,698
Education Realty Trust, Inc. (REIT)	1,800	24,012
El Paso Electric Co.* (Electric)	975	22,006
Electronics for Imaging, Inc.* (Computers)	900	12,978
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	675	12,494

See accompanying notes to the Schedules of Portfolio Investments.

EMCOR Group, Inc.* (Engineering & Construction)	900	22,554
Empire District Electric Co. (Electric)	1,350	28,120
Employers Holdings, Inc. (Insurance)	1,125	21,465
EMS Technologies, Inc.* (Telecommunications)	825	21,334
Emulex Corp.* (Semiconductors)	1,200	15,708
Encompass Services Corp.* (Commercial Services)	1	0	(a)
Encore Acquisition Co.* (Oil & Gas)	825	37,645
Encore Wire Corp. (Electrical Components & Equipment)	525	11,865
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	600	19,554
EnergySouth, Inc. (Gas)	450	24,322
Ennis, Inc. (Household Products/Wares)	750	12,705
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	375	13,613
Entegris, Inc.* (Semiconductors)	2,175	16,399
Entertainment Properties Trust (REIT)	450	24,012
Entravision Communications Corp.* (Media)	1,650	11,534
Enzon Pharmaceuticals, Inc.* (Biotechnology)	2,175	18,966
Epicor Software Corp.* (Software)	1,275	10,200
Equinix, Inc.* (Internet)	450	40,689
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	450	20,952
Euronet Worldwide, Inc.* (Commercial Services)	750	13,260
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,650	14,174
Excel Technology, Inc.* (Electronics)	750	17,692
EXCO Resources, Inc.* (Oil & Gas)	975	21,762
Exelixis, Inc.* (Biotechnology)	1,875	14,269
Exponent, Inc.* (Commercial Services)	825	27,835
Extra Space Storage, Inc. (REIT)	1,575	26,507
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	525	16,800
FEI Co.* (Electronics)	600	13,122
FelCor Lodging Trust, Inc. (REIT)	1,050	13,220
Ferro Corp. (Chemicals)	825	14,504
Finisar Corp.* (Telecommunications)	4,500	6,075
First BanCorp (Banks)	1,575	16,207
First Financial Holdings, Inc. (Savings & Loans)	750	18,007
First Merchants Corp. (Banks)	1,050	26,848
First Place Financial Corp. (Savings & Loans)	975	12,188
First Potomac Realty Trust (REIT)	975	16,565
First State Bancorporation (Banks)	1,050	9,765
Fisher Communications, Inc.* (Media)	375	12,285
Fleetwood Enterprises, Inc.* (Home Builders)	1,575	5,434
FLIR Systems, Inc.* (Electronics)	1,800	61,794
Flow International Corp.* (Machinery-Diversified)	1,200	12,036
Flowers Foods, Inc. (Food)	1,125	29,126
Flushing Financial Corp. (Savings & Loans)	1,350	26,352
Force Protection, Inc.* (Auto Manufacturers)	975	2,915
FormFactor, Inc.* (Semiconductors)	675	13,007
Forward Air Corp. (Transportation)	675	23,011
Fossil, Inc.* (Household Products/Wares)	675	24,158
Foundry Networks, Inc.* (Telecommunications)	2,025	25,778
FPIC Insurance Group, Inc.* (Insurance)	450	20,938
Franklin Bank Corp. Houston* (Savings & Loans)	1,275	1,976
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	3,000	7,470
FTI Consulting, Inc.* (Commercial Services)	600	38,400
Fuel Tech, Inc.* (Environmental Control)	450	11,565
FuelCell Energy, Inc.* (Energy - Alternate Sources)	1,725	15,232
Fuller (H.B.) Co. (Chemicals)	900	20,772
Gartner Group, Inc.* (Commercial Services)	1,050	24,066
Gaylord Entertainment Co.* (Lodging)	600	17,772
Gemstar-TV Guide International, Inc.* (Media)	4,275	17,228
Genco Shipping & Trading, Ltd.ADR (Transportation)	375	25,369
GenCorp, Inc.* (Aerospace/Defense)	1,425	12,212
General Communication, Inc. - Class A* (Telecommunications)	1,275	7,918
Genesco, Inc.* (Retail)	375	8,310
Genesee & Wyoming, Inc. - Class A* (Transportation)	675	24,084
GeoEye, Inc.* (Telecommunications)	675	15,545
Georgia Gulf Corp. (Chemicals)	750	4,508
Gevity HR, Inc. (Commercial Services)	675	4,604
Gladstone Capital Corp. (Investment Companies)	900	16,902
GMH Communities Trust (REIT)	1,800	16,992
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,500	29,475
Granite Construction, Inc. (Engineering & Construction)	450	15,435
Great Wolf Resorts, Inc.* (Entertainment)	1,350	8,249
Greatbatch, Inc.* (Electrical Components & Equipment)	525	9,545
Greenhill & Co., Inc. (Diversified Financial Services)	300	19,515
Greif Brothers Corp. - Class A (Packaging & Containers)	450	29,070
Grey Wolf, Inc.* (Oil & Gas)	2,775	17,399
Group 1 Automotive, Inc. (Retail)	450	12,006
GulfMark Offshore, Inc.* (Transportation)	375	22,425
Haemonetics Corp.* (Healthcare - Products)	450	25,753

See accompanying notes to the Schedules of Portfolio Investments.

Harleysville National Corp. (Banks)	1,425	20,605
Harvest Natural Resources, Inc.* (Oil & Gas)	1,350	12,812
Haynes International, Inc.* (Metal Fabricate/Hardware)	225	14,096
HealthExtras, Inc.* (Pharmaceuticals)	600	16,932
HEALTHSOUTH Corp.* (Healthcare - Services)	1,200	23,604
Healthways, Inc.* (Healthcare - Services)	525	19,178
Hecla Mining Co.* (Mining)	1,875	19,237
HEICO Corp. (Aerospace/Defense)	600	30,906
Heidrick & Struggles International, Inc. (Commercial Services)	375	11,224
Helen of Troy, Ltd.ADR* (Household Products/Wares)	600	10,146
Hercules Offshore, Inc.* (Oil & Gas Services)	450	11,862
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,500	15,225
Hercules, Inc. (Chemicals)	1,650	31,020
Herman Miller, Inc. (Office Furnishings)	825	19,247
Hersha Hospitality Trust (REIT)	1,875	17,850
Hexcel Corp.* (Aerospace/Defense Equipment)	1,425	31,891
Hibbett Sports, Inc.* (Retail)	675	12,326
Highwoods Properties, Inc. (REIT)	825	28,908
Hilb, Rogal, and Hobbs Co. (Insurance)	525	15,188
Hologic, Inc.* (Healthcare - Products)	1,500	43,785
Horizon Lines, Inc. - Class A (Transportation)	675	7,121
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	375	18,701
Hub Group, Inc. - Class A* (Transportation)	675	22,066
Hudson Highland Group, Inc.* (Commercial Services)	600	5,322
Human Genome Sciences, Inc.* (Biotechnology)	2,400	15,720
Huron Consulting Group, Inc.* (Commercial Services)	300	12,558
Iconix Brand Group, Inc.* (Apparel)	900	14,328
IDACORP, Inc. (Electric)	825	26,763
IHS, Inc. - Class A* (Computers)	525	34,676
II-VI, Inc.* (Electronics)	525	19,498
IKON Office Solutions, Inc. (Office/Business Equipment)	1,650	18,067
Illumina, Inc.* (Biotechnology)	750	58,417
Imation Corp. (Computers)	600	14,028
Immucor, Inc.* (Healthcare - Products)	975	26,305
Independent Bank Corp. (Banks)	750	21,922
Independent Bank Corp. (Banks)	1,200	9,576
Infinity Property & Casualty Corp. (Insurance)	450	17,442
Informatica Corp.* (Software)	1,425	22,743
Infospace, Inc. (Internet)	750	9,045
Ingles Markets, Inc. - Class A (Food)	450	10,269
Innospec, Inc. (Chemicals)	600	12,234
Insight Enterprises, Inc.* (Retail)	900	10,854
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	750	12,690
Integra Bank Corp. (Banks)	1,125	16,436
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	750	23,677
InterDigital, Inc.* (Telecommunications)	750	15,203
Interface, Inc. - Class A (Office Furnishings)	1,050	13,482
Interline Brands, Inc.* (Building Materials)	600	11,610
Intermec, Inc.* (Machinery-Diversified)	975	20,592
InterMune, Inc.* (Biotechnology)	525	8,321
Internap Network Services Corp.* (Internet)	900	4,329
International Coal Group, Inc.* (Coal)	2,400	19,104
Interwoven, Inc.* (Internet)	1,125	12,668
inVentiv Health, Inc.* (Advertising)	525	15,608
Inverness Medical Innovations, Inc.* (Healthcare - Products)	675	24,975
ION Geophysical Corp.* (Oil & Gas Services)	1,125	17,921
IPC Holdings, Ltd.ADR (Insurance)	975	28,382
iPCS, Inc. (Telecommunications)	525	15,971
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	19,437
ITC Holdings Corp. (Electric)	750	41,835
Itron, Inc.* (Electronics)	450	41,886
J. Crew Group, Inc.* (Retail)	525	24,937
j2 Global Communications, Inc.* (Internet)	825	17,655
Jack Henry & Associates, Inc. (Computers)	1,125	29,565
Jack in the Box, Inc.* (Retail)	900	24,075
Jackson Hewitt Tax Service, Inc. (Commercial Services)	600	8,946
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	600	14,094
Jamba, Inc.* (Retail)	1,500	3,765
Jer Investors Trust, Inc. (REIT)	1,200	9,240
JetBlue Airways Corp.* (Airlines)	2,400	12,096
Jo-Ann Stores, Inc.* (Retail)	450	8,523
Jos. A. Bank Clothiers, Inc.* (Retail)	375	9,154
K-V Pharmaceutical Co.* (Pharmaceuticals)	675	16,497
Kadant, Inc.* (Machinery-Diversified)	525	13,692
Kaiser Aluminum Corp. (Mining)	225	15,442
Kaman Corp. (Aerospace/Defense)	600	16,260
Kaydon Corp. (Metal Fabricate/Hardware)	450	23,566
KBW, Inc.* (Diversified Financial Services)	525	12,464
KEMET Corp.* (Electronics)	2,025	8,242
Kenexa Corp.* (Commercial Services)	450	7,871
Kindred Healthcare, Inc.* (Healthcare - Services)	450	10,679
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,575	29,468
Knight Transportation, Inc. (Transportation)	1,050	17,839
Knightsbridge Tankers, Ltd.ADR (Transportation)	600	17,316

See accompanying notes to the Schedules of Portfolio Investments.

Knoll, Inc. (Office Furnishings)	825	10,742
Korn/Ferry International* (Commercial Services)	750	13,995
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,500	9,885
L-1 Identity Solutions, Inc.* (Electronics)	975	14,050
Laclede Group, Inc. (Gas)	1,050	39,711
Lance, Inc. (Food)	750	15,720
LandAmerica Financial Group, Inc. (Insurance)	225	6,458
Landauer, Inc. (Commercial Services)	450	23,962
LaSalle Hotel Properties (REIT)	675	21,647
Lattice Semiconductor Corp.* (Semiconductors)	2,775	9,407
Lawson Software, Inc.* (Software)	2,175	17,378
Layne Christensen Co.* (Engineering & Construction)	375	16,001
LCA-Vision, Inc. (Healthcare - Products)	375	3,791
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,350	11,219
Lear Corp.* (Auto Parts & Equipment)	1,050	29,998
Lee Enterprises, Inc. (Media)	900	6,957
Life Time Fitness, Inc.* (Leisure Time)	450	16,357
LifeCell Corp.* (Biotechnology)	600	30,468
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	1,950	7,898
Lin TV Corp. - Class A* (Media)	675	6,764
Littelfuse, Inc.* (Electrical Components & Equipment)	450	16,542
Live Nation, Inc.* (Commercial Services)	975	13,445
LKQ Corp.* (Distribution/Wholesale)	1,800	39,168
LodgeNet Entertainment Corp.* (Media)	525	3,213
Longs Drug Stores Corp. (Retail)	450	18,027
LoopNet, Inc.* (Internet)	675	7,621
LTC Properties, Inc. (REIT)	1,050	28,591
Luminex Corp.* (Healthcare - Products)	1,125	21,949
M&F Worldwide Corp.* (Food)	225	7,740
Macrovision Corp.* (Entertainment)	825	13,019
Magellan Health Services, Inc.* (Healthcare - Services)	600	23,154
Maguire Properties, Inc. (REIT)	675	10,868
Manhattan Associates, Inc.* (Computers)	600	15,606
MannKind Corp.* (Pharmaceuticals)	975	2,535
Mariner Energy, Inc.* (Oil & Gas)	1,275	35,139
Martek Biosciences Corp.* (Biotechnology)	750	26,445
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	900	25,821
MasTec, Inc.* (Telecommunications)	975	7,985
Matria Healthcare, Inc.* (Healthcare - Services)	450	11,475
Matrix Service Co.* (Oil & Gas Services)	525	10,558
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	600	29,664
Mattson Technology, Inc.* (Semiconductors)	1,425	6,911
Max Capital Group, Ltd.ADR (Insurance)	1,050	24,580
MAXIMUS, Inc. (Commercial Services)	375	14,220
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	750	9,023
MCG Capital Corp. (Investment Companies)	1,350	10,341
McGrath Rentcorp (Commercial Services)	600	15,498
Medarex, Inc.* (Pharmaceuticals)	1,875	13,444
Mediacom Communications Corp. - Class A* (Media)	1,650	7,079
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	825	16,995
Mentor Corp. (Healthcare - Products)	600	17,562
Mentor Graphics Corp.* (Computers)	1,425	14,350
Meridian Bioscience, Inc. (Healthcare - Products)	825	22,217
Meritage Homes Corp.* (Home Builders)	450	8,537
Methode Electronics, Inc. (Electronics)	975	10,569
MGE Energy, Inc. (Electric)	825	28,702
Micros Systems, Inc.* (Computers)	1,200	42,780
Microsemi Corp.* (Semiconductors)	1,125	27,562
MicroStrategy, Inc. - Class A* (Software)	150	13,310
Midas, Inc.* (Commercial Services)	750	11,648
MKS Instruments, Inc.* (Semiconductors)	825	18,851
Mobile Mini, Inc.* (Storage/Warehousing)	675	14,344
Monaco Coach Corp. (Home Builders)	1,050	6,647
Monarch Casino & Resort, Inc.* (Lodging)	525	6,951
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,650	27,225
Moog, Inc. - Class A* (Aerospace/Defense)	600	25,866
MPS Group, Inc.* (Commercial Services)	1,650	17,704
MSC.Software Corp.* (Software)	1,125	13,703
Mueller Industries, Inc. (Metal Fabricate/Hardware)	675	21,850
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,950	15,698
MVC Capital, Inc. (Investment Companies)	825	12,837
Myriad Genetics, Inc.* (Biotechnology)	675	28,039
Nara Bancorp, Inc. (Banks)	1,200	15,756
Nash Finch Co. (Food)	300	10,974
NATCO Group, Inc. - Class A* (Oil & Gas Services)	375	18,975
National CineMedia, Inc. (Entertainment)	825	15,807
National Financial Partners (Diversified Financial Services)	600	16,152
Nationwide Health Properties, Inc. (REIT)	1,275	45,925

See accompanying notes to the Schedules of Portfolio Investments.

NCI Building Systems, Inc.* (Building Materials)	375	9,053
Nektar Therapeutics* (Biotechnology)	1,575	7,592
Net 1 UEPS Technologies, Inc.* (Commercial Services)	675	15,822
Netflix, Inc.* (Internet)	825	26,383
NETGEAR, Inc.* (Telecommunications)	600	9,726
NewAlliance Bancshares, Inc. (Savings & Loans)	1,875	25,237
NGP Capital Resources Co. (Investment Companies)	1,125	18,146
Nicor, Inc. (Gas)	675	23,706
Nordson Corp. (Machinery-Diversified)	525	30,991
NorthStar Realty Finance Corp. (REIT)	1,500	15,555
Novatel Wireless, Inc.* (Telecommunications)	525	4,683
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	600	5,460
NTELOS Holdings Corp. (Telecommunications)	600	15,528
Nuance Communications, Inc.* (Software)	1,875	38,025
NuVasive, Inc.* (Healthcare - Products)	750	28,612
O’Charley’s, Inc. (Retail)	900	10,440
Oil States International, Inc.* (Oil & Gas Services)	675	33,790
Old Dominion Freight Line, Inc.* (Transportation)	600	18,420
Olin Corp. (Chemicals)	1,200	24,204
OM Group, Inc.* (Chemicals)	450	24,642
OMEGA Healthcare Investors, Inc. (REIT)	1,575	27,562
Omnicell, Inc.* (Software)	750	9,015
OmniVision Technologies, Inc.* (Semiconductors)	975	15,639
ON Semiconductor Corp.* (Semiconductors)	3,300	24,651
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	750	26,370
optionsXpress Holdings, Inc. (Diversified Financial Services)	750	16,103
OraSure Technologies, Inc.* (Healthcare - Products)	2,025	13,082
Orbital Sciences Corp.* (Aerospace/Defense)	975	26,237
Orthofix International N.V.ADR* (Healthcare - Products)	375	11,535
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	900	31,185
OSI Systems, Inc.* (Electronics)	525	12,836
Owens & Minor, Inc. (Distribution/Wholesale)	675	30,591
P.F. Chang’s China Bistro, Inc.* (Retail)	525	16,291
Pacer International, Inc. (Transportation)	750	13,920
Pacific Sunwear of California, Inc.* (Retail)	1,050	14,081
PAETEC Holding Corp.* (Telecommunications)	1,425	10,987
Palm, Inc. (Computers)	1,500	8,640
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	600	10,230
Parallel Petroleum Corp.* (Oil & Gas)	750	15,893
Parametric Technology Corp.* (Software)	1,575	27,452
PAREXEL International Corp.* (Commercial Services)	900	22,860
Parker Drilling Co.* (Oil & Gas)	1,800	14,436
Peet’s Coffee & Tea, Inc.* (Beverages)	750	17,422
Penn Virginia Corp. (Oil & Gas)	525	27,562
Performance Food Group Co.* (Food)	675	22,585
Perini Corp.* (Engineering & Construction)	375	13,568
Perot Systems Corp. - Class A* (Computers)	1,275	19,941
Perrigo Co. (Pharmaceuticals)	1,275	52,262
Petrohawk Energy Corp.* (Oil & Gas)	2,325	54,963
PetroQuest Energy, Inc.* (Oil & Gas)	975	20,260
Phase Forward, Inc.* (Software)	900	16,560
PHH Corp.* (Commercial Services)	825	16,195
PHI, Inc.* (Transportation)	600	22,542
Pier 1 Imports, Inc.* (Retail)	1,875	14,625
Pilgrim’s Pride Corp. (Food)	600	14,502
Pinnacle Entertainment, Inc.* (Entertainment)	900	13,968
Pinnacle Financial Partners, Inc.* (Banks)	900	24,390
Piper Jaffray* (Diversified Financial Services)	375	13,973
Plantronics, Inc. (Telecommunications)	750	18,682
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	900	32,283
Plexus Corp.* (Electronics)	750	18,067
PMA Capital Corp. - Class A* (Insurance)	1,800	16,704
PMC-Sierra, Inc.* (Semiconductors)	3,300	25,641
PNM Resources, Inc. (Electric)	1,200	17,388
Polaris Industries, Inc. (Leisure Time)	600	27,930
Polycom, Inc.* (Telecommunications)	1,200	26,880
PolyOne Corp.* (Chemicals)	2,100	15,498
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	300	13,203
Post Properties, Inc. (REIT)	600	22,020
Potlatch Corp. (Forest Products & Paper)	675	30,247
Powerwave Technologies, Inc.* (Telecommunications)	2,400	6,552
Preferred Bank (Banks)	600	7,026
Presidential Life Corp. (Insurance)	975	16,536
Priceline.com, Inc.* (Internet)	525	67,011
PRIMEDIA, Inc. (Media)	825	5,585
ProAssurance Corp.* (Insurance)	525	27,736
Progress Software Corp.* (Software)	675	20,405
Prospect Capital Corp. (Investment Companies)	975	14,469
Provident New York Bancorp (Savings & Loans)	1,725	23,046
PSS World Medical, Inc.* (Healthcare - Products)	1,125	18,529
Psychiatric Solutions, Inc.* (Healthcare - Services)	825	28,636

See accompanying notes to the Schedules of Portfolio Investments.

Quanex Building Products Corp.* (Building Materials)	525	8,925
Quantum Corp.* (Computers)	4,650	8,138
Quest Software, Inc.* (Software)	1,125	14,985
Quiksilver, Inc.* (Apparel)	1,875	18,244
RAIT Financial Trust (REIT)	975	7,410
Ralcorp Holdings, Inc.* (Food)	450	27,468
Raven Industries, Inc. (Miscellaneous Manufacturing)	450	13,788
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	450	17,986
RC2 Corp.* (Toys/Games/Hobbies)	450	8,325
RealNetworks, Inc.* (Internet)	1,950	12,012
Realty Income Corp. (REIT)	1,500	39,465
Red Robin Gourmet Burgers, Inc.* (Retail)	450	18,486
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	675	8,937
Regal-Beloit Corp. (Hand/Machine Tools)	450	16,690
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,050	20,601
Regis Corp. (Retail)	675	19,710
Renasant Corp. (Banks)	900	20,853
Rent-A-Center, Inc.* (Commercial Services)	1,050	22,606
Resource Capital Corp. (REIT)	1,200	10,428
Resources Connection, Inc. (Commercial Services)	750	15,158
RF Micro Devices, Inc.* (Telecommunications)	3,000	10,110
Rimage Corp.* (Computers)	525	9,382
Robbins & Myers, Inc. (Machinery-Diversified)	600	23,916
Rock-Tenn Co. - Class A (Forest Products & Paper)	600	20,358
Rofin-Sinar Technologies, Inc.* (Electronics)	600	22,848
Rosetta Resources, Inc.* (Oil & Gas)	900	19,611
RTI International Metals, Inc.* (Mining)	300	12,357
Rudolph Technologies, Inc.* (Semiconductors)	900	9,144
Rush Enterprises, Inc.* (Retail)	975	15,717
Russ Berrie and Co., Inc.* (Household Products/Wares)	825	11,567
SAIC, Inc.* (Commercial Services)	1,425	27,075
Sally Beauty Holdings, Inc.* (Retail)	1,575	9,545
Sanderson Farms, Inc. (Food)	375	15,626
Sandy Spring Bancorp, Inc. (Banks)	750	19,125
Sapient Corp.* (Internet)	1,800	12,816
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,050	22,932
SAVVIS, Inc.* (Telecommunications)	450	6,593
ScanSource, Inc.* (Distribution/Wholesale)	600	14,982
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	375	33,000
Scholastic Corp.* (Media)	675	19,001
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	600	13,278
Sciele Pharma, Inc.* (Pharmaceuticals)	675	13,007
Seabright Insurance Holdings* (Insurance)	1,050	16,296
Seacoast Banking Corp. of Florida (Banks)	975	10,247
Security Bank Corp. (Banks)	1,050	8,064
Select Comfort Corp.* (Retail)	900	2,718
Selective Insurance Group, Inc. (Insurance)	1,050	22,386
Semtech Corp.* (Semiconductors)	1,275	20,706
Senior Housing Properties Trust (REIT)	1,350	32,332
Senomyx, Inc.* (Commercial Services)	975	5,850
Signature Bank* (Banks)	600	15,828
Silgan Holdings, Inc. (Packaging & Containers)	375	19,980
Silicon Image, Inc.* (Semiconductors)	1,725	10,298
Sinclair Broadcast Group, Inc. - Class A (Media)	1,125	9,889
SiRF Technology Holdings, Inc.* (Semiconductors)	825	4,876
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	975	11,798
SkyWest, Inc. (Airlines)	900	17,127
Skyworks Solutions, Inc.* (Semiconductors)	2,625	22,811
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	900	5,427
Sohu.com, Inc.* (Internet)	525	36,293
Sonic Corp.* (Retail)	1,125	24,739
SONICWALL, Inc.* (Internet)	1,725	13,265
SonoSite, Inc.* (Healthcare - Products)	525	16,742
Sonus Networks, Inc.* (Telecommunications)	3,600	14,436
Sotheby’s (Commercial Services)	900	24,930
Southwest Bancorp, Inc. (Banks)	900	15,840
Spansion, Inc. - Class A* (Semiconductors)	1,500	4,950
Spartan Motors, Inc. (Auto Parts & Equipment)	675	6,338
Spartan Stores, Inc. (Food)	525	10,962
Spartech Corp. (Chemicals)	600	5,364
Spherion Corp.* (Commercial Services)	1,575	7,781
SPSS, Inc.* (Software)	375	15,840
Stage Stores, Inc. (Retail)	825	12,986
Standard Microsystems Corp.* (Semiconductors)	525	15,566
Standard Pacific Corp. (Home Builders)	1,050	5,313
Standex International Corp. (Miscellaneous Manufacturing)	825	17,391
Steiner Leisure, Ltd.ADR* (Commercial Services)	375	12,409
STERIS Corp. (Healthcare - Products)	975	27,017
Sterling Financial Corp. (Savings & Loans)	900	10,989
Steven Madden, Ltd.* (Apparel)	525	9,928
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,175	14,855
Stifel Financial Corp.* (Diversified Financial Services)	300	14,181

See accompanying notes to the Schedules of Portfolio Investments.

Stone Energy Corp.* (Oil & Gas)	525	31,993
Strategic Hotels & Resorts, Inc. (REIT)	1,200	17,292
Strayer Education, Inc. (Commercial Services)	225	41,780
Suffolk Bancorp (Banks)	675	21,856
Sunrise Assisted Living, Inc.* (Healthcare - Services)	675	14,479
Sunstone Hotel Investors, Inc. (REIT)	1,050	19,614
Superior Bancorp* (Banks)	562	9,976
Superior Essex, Inc.* (Electrical Components & Equipment)	450	13,379
SureWest Communications (Telecommunications)	600	8,346
Swift Energy Co.* (Oil & Gas)	450	23,463
Sybase, Inc.* (Software)	1,200	35,304
Symmetricom, Inc.* (Telecommunications)	1,725	7,400
Synaptics, Inc.* (Computers)	450	15,273
Take-Two Interactive Software, Inc.* (Software)	1,125	29,520
Taser International, Inc.* (Electronics)	1,200	8,952
Technitrol, Inc. (Electronics)	675	14,175
Tekelec* (Telecommunications)	1,050	15,456
Teledyne Technologies, Inc.* (Aerospace/Defense)	525	30,833
TeleTech Holdings, Inc.* (Commercial Services)	600	13,758
Tempur-Pedic International, Inc. (Home Furnishings)	1,125	12,499
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	750	19,185
Terra Industries, Inc.* (Chemicals)	1,350	51,111
Tessera Technologies, Inc.* (Semiconductors)	675	13,662
Tetra Tech, Inc.* (Environmental Control)	975	20,602
Texas Capital Bancshares, Inc.* (Banks)	900	16,605
Texas Industries, Inc. (Building Materials)	375	29,029
The Children’s Place Retail Stores, Inc.* (Retail)	375	8,719
The Commerce Group, Inc. (Insurance)	825	30,063
The Geo Group, Inc.* (Commercial Services)	825	21,821
The Gymboree Corp.* (Apparel)	525	22,690
The Hain Celestial Group, Inc.* (Food)	750	18,510
The Medicines Co.* (Pharmaceuticals)	900	17,775
The Men’s Wearhouse, Inc. (Retail)	750	19,972
The Middleby Corp.* (Machinery-Diversified)	300	18,825
The Pantry, Inc.* (Retail)	375	4,069
The Pep Boys - Manny, Moe & Jack (Retail)	750	6,690
The Phoenix Cos., Inc. (Insurance)	1,950	25,350
The Spectranetics Corp.* (Healthcare - Products)	1,350	14,526
The Steak n Shake Co.* (Retail)	1,275	10,073
The Timberland Co. - Class A* (Apparel)	825	12,045
The TriZetto Group, Inc.* (Internet)	900	18,945
The Ultimate Software Group, Inc.* (Software)	600	19,674
The Warnaco Group, Inc.* (Apparel)	750	34,605
Thoratec Corp.* (Healthcare - Products)	975	15,590
THQ, Inc.* (Software)	900	19,152
Tibco Software, Inc.* (Internet)	3,000	23,010
TICC Capital Corp. (Investment Companies)	1,275	9,282
TierOne Corp. (Savings & Loans)	525	4,704
Time Warner Telecom, Inc. - Class A* (Telecommunications)	1,950	38,220
Titan International, Inc. (Auto Parts & Equipment)	450	16,034
TiVo, Inc.* (Home Furnishings)	2,400	19,752
TNS, Inc.* (Commercial Services)	1,200	27,600
TreeHouse Foods, Inc.* (Food)	675	15,302
Triarc Cos., Inc. (Retail)	1,275	9,053
TriCo Bancshares (Banks)	900	15,309
Trident Microsystems, Inc.* (Software)	900	3,906
TriQuint Semiconductor, Inc.* (Semiconductors)	3,225	21,253
Tronox, Inc. - Class B (Chemicals)	1,125	3,364
TrueBlue, Inc.* (Commercial Services)	825	10,502
Trump Entertainment Resorts, Inc.* (Lodging)	900	2,511
TrustCo Bank Corp. NY (Banks)	3,000	26,190
Tupperware Corp. (Household Products/Wares)	975	38,415
Tween Brands, Inc.* (Retail)	450	8,550
TXCO Resources, Inc.* (Oil & Gas)	1,200	15,336
UAP Holding Corp. (Chemicals)	900	35,019
UCBH Holdings, Inc. (Banks)	1,575	11,466
UIL Holdings Corp. (Electric)	675	21,127
Under Armour, Inc. - Class A* (Retail)	375	12,499
United America Indemnity, Ltd. - Class A* (Insurance)	900	13,914
United Natural Foods, Inc.* (Food)	750	14,850
United Online, Inc. (Internet)	1,350	14,418
United Stationers, Inc.* (Distribution/Wholesale)	375	16,534
United Therapeutics Corp.* (Pharmaceuticals)	375	31,687
Universal American Financial Corp.* (Insurance)	975	10,462
Universal Corp. (Agriculture)	375	24,071
Universal Health Realty Income Trust (REIT)	750	25,155
Urstadt Biddle Properties - Class A (REIT)	1,350	22,774
USA Mobility, Inc. (Telecommunications)	600	4,284
USEC, Inc.* (Mining)	1,275	5,916
UTStarcom, Inc.* (Telecommunications)	2,400	7,800
Vail Resorts, Inc.* (Entertainment)	450	21,973
Valassis Communications, Inc.* (Commercial Services)	900	12,780

See accompanying notes to the Schedules of Portfolio Investments.

Valeant Pharmaceuticals International* (Pharmaceuticals)	1,425	18,924
Valmont Industries, Inc. (Metal Fabricate/Hardware)	300	29,538
ValueClick, Inc.* (Internet)	1,425	28,429
Varian, Inc.* (Electronics)	450	22,918
Veeco Instruments, Inc.* (Semiconductors)	900	16,947
Viad Corp. (Commercial Services)	450	14,157
ViaSat, Inc.* (Telecommunications)	525	11,603
Vignette Corp.* (Internet)	900	10,395
ViroPharma, Inc.* (Pharmaceuticals)	1,200	10,992
VistaPrint, Ltd.ADR* (Commercial Services)	675	22,970
Visteon Corp.* (Auto Parts & Equipment)	2,250	9,765
Volcom, Inc.* (Apparel)	300	5,697
W-H Energy Services, Inc.* (Oil & Gas Services)	450	34,780
W.R. Grace & Co.* (Chemicals)	1,050	26,628
Wabtec Corp. (Machinery-Diversified)	750	32,160
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,200	40,632
Walter Industries, Inc. (Holding Companies - Diversified)	825	57,222
Warren Resources, Inc.* (Oil & Gas)	1,275	15,657
Watsco, Inc. (Distribution/Wholesale)	375	17,014
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	600	35,172
Watts Water Technologies, Inc. - Class A (Electronics)	525	14,107
WD-40 Co. (Household Products/Wares)	600	18,672
Websense, Inc.* (Internet)	750	14,588
West Coast Bancorp (Banks)	825	10,651
West Pharmaceutical Services, Inc. (Healthcare - Products)	525	24,628
Westar Energy, Inc. (Electric)	1,425	33,046
Whiting Petroleum Corp.* (Oil & Gas)	525	40,173
Willbros Group, Inc.ADR* (Oil & Gas Services)	525	18,947
Wind River Systems, Inc.* (Software)	1,500	12,360
Winn-Dixie Stores, Inc.* (Food)	525	9,308
Winnebago Industries, Inc. (Home Builders)	600	9,654
Winthrop Realty Trust (REIT)	3,300	14,355
WMS Industries, Inc.* (Leisure Time)	750	27,142
Wolverine World Wide, Inc. (Apparel)	900	25,866
Woodward Governor Co. (Electronics)	900	31,617
World Acceptance Corp.* (Diversified Financial Services)	375	14,768
World Fuel Services Corp. (Retail)	450	11,052
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,050	18,910
Wright Express Corp.* (Commercial Services)	675	22,275
Wright Medical Group, Inc.* (Healthcare - Products)	750	20,940
WSFS Financial Corp. (Savings & Loans)	375	19,054
XenoPort, Inc.* (Pharmaceuticals)	375	16,043
Zale Corp.* (Retail)	750	15,540
Zenith National Insurance Corp. (Insurance)	600	22,284
Zoltek Cos., Inc.* (Chemicals)	375	10,001
Zoran Corp.* (Semiconductors)	900	11,844
Zumiez, Inc.* (Retail)	375	7,856
Zymogenetics, Inc.* (Pharmaceuticals)	1,050	9,345

TOTAL COMMON STOCKS (Cost $12,164,084)		13,898,230

	Principal Amount
Repurchase Agreements (27.0%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,110,059 (Collateralized by $1,084,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,134,704)	$1,110,000	1,110,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,480,078 (Collateralized by $1,499,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,510,834)	1,480,000	1,480,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,850,098 (Collateralized by $1,907,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,888,804)	1,850,000	1,850,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $678,035 (Collateralized by $691,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $692,814)	678,000	678,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,118,000)		5,118,000

	Shares
Rights/Warrants (NM)
Winthrop Realty Trust Rights (REIT)	462	0

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $17,282,084) — 100.2%		19,016,230
Net other assets (liabilities) — (0.2)%		(41,321)

NET ASSETS — 100.0%		$18,974,909

*	Non-income producing security
(a)	Amount is less than $0.50.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $2,576,520)	36	$28,425

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	$1,856,336	$(17,725)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	614,670	(7,881)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.1%
Aerospace/Defense Equipment	0.2%
Agriculture	0.2%
Airlines	0.3%
Apparel	1.2%
Auto Manufacturers	NM
Auto Parts & Equipment	0.9%
Banks	3.0%
Beverages	0.1%
Biotechnology	1.7%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.4%
Commercial Services	5.2%
Computers	1.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.4%
Electric	1.3%
Electrical Components & Equipment	0.8%
Electronics	2.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare - Products	2.4%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.3%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.8%
Insurance	2.5%
Internet	2.8%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	1.4%
Media	0.6%
Metal Fabricate/Hardware	0.7%
Mining	0.8%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.4%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
REIT	3.8%
Real Estate	0.1%
Retail	3.6%
Savings & Loans	0.8%
Semiconductors	2.4%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.4%
Other**	26.8%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (95.6%)
Activision, Inc.* (Software)	8,160	$220,728
Adobe Systems, Inc.* (Software)	16,800	626,472
Akamai Technologies, Inc.* (Internet)	5,040	180,281
Altera Corp. (Semiconductors)	13,440	286,003
Amazon.com, Inc.* (Internet)	8,640	679,363
Amgen, Inc.* (Biotechnology)	15,840	663,221
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,080	112,526
Apollo Group, Inc. - Class A* (Commercial Services)	5,280	268,752
Apple Computer, Inc.* (Computers)	38,160	6,637,932
Applied Materials, Inc. (Semiconductors)	21,840	407,534
Autodesk, Inc.* (Software)	7,440	282,720
Baidu.com, Inc.ADR* (Internet)	720	263,232
Bed Bath & Beyond, Inc.* (Retail)	10,920	354,900
Biogen Idec, Inc.* (Biotechnology)	10,080	611,755
Broadcom Corp. - Class A* (Semiconductors)	13,320	345,787
C.H. Robinson Worldwide, Inc. (Transportation)	5,280	330,950
Cadence Design Systems, Inc.* (Computers)	9,120	101,506
Celgene Corp.* (Biotechnology)	12,480	775,507
Cephalon, Inc.* (Pharmaceuticals)	2,040	127,316
Check Point Software Technologies, Ltd.ADR* (Internet)	6,720	158,726
Cintas Corp. (Textiles)	5,760	170,554
Cisco Systems, Inc.* (Telecommunications)	66,360	1,701,471
Citrix Systems, Inc.* (Software)	6,840	224,010
Cognizant Technology Solutions Corp.* (Computers)	8,760	282,510
Comcast Corp. - Special Class A (Media)	44,760	919,818
Costco Wholesale Corp. (Retail)	7,080	504,450
Dell, Inc.* (Computers)	25,680	478,419
DENTSPLY International, Inc. (Healthcare - Products)	4,560	177,247
DIRECTV Group, Inc.* (Media)	25,560	629,799
Discovery Holding Co. - Class A* (Media)	7,440	172,310
DISH Network Corp. - Class A* (Media)	6,720	200,525
eBay, Inc.* (Internet)	30,840	964,984
Electronic Arts, Inc.* (Software)	9,960	512,641
Expedia, Inc.* (Internet)	8,760	221,278
Expeditors International of Washington, Inc. (Transportation)	6,480	301,903
Express Scripts, Inc.* (Pharmaceuticals)	7,080	495,742
Fastenal Co. (Distribution/Wholesale)	4,440	216,716
Fiserv, Inc.* (Software)	6,360	321,498
Flextronics International, Ltd.ADR* (Electronics)	28,200	292,998
Focus Media Holding, Ltd.ADR* (Advertising)	3,360	123,950
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	4,680	298,069
Garmin, Ltd.ADR (Electronics)	6,240	255,216
Genzyme Corp.* (Biotechnology)	10,440	734,454
Gilead Sciences, Inc.* (Pharmaceuticals)	28,440	1,472,055
Google, Inc. - Class A* (Internet)	4,440	2,549,848
Hansen Natural Corp.* (Beverages)	2,880	101,923
Henry Schein, Inc.* (Healthcare - Products)	2,760	152,821
Hologic, Inc.* (Healthcare - Products)	8,645	252,348
IAC/InterActiveCorp* (Internet)	9,000	187,290
Infosys Technologies, Ltd. ADR (Software)	3,480	152,041
Intel Corp. (Semiconductors)	63,120	1,405,051
Intuit, Inc.* (Software)	12,840	346,295
Intuitive Surgical, Inc.* (Healthcare - Products)	1,200	347,112
Joy Global, Inc. (Machinery - Construction & Mining)	3,360	249,480
Juniper Networks, Inc.* (Telecommunications)	10,680	294,982
KLA -Tencor Corp. (Semiconductors)	6,840	298,771
Lam Research Corp.* (Semiconductors)	3,960	161,726
Lamar Advertising Co.* (Advertising)	2,400	94,896
Leap Wireless International, Inc.* (Telecommunications)	2,160	115,495
Level 3 Communications, Inc.* (Telecommunications)	46,920	139,352
Liberty Global, Inc. - Class A* (Media)	5,640	199,600
Liberty Media Holding Corp. - Interactive Series A* (Internet)	17,040	257,815
Linear Technology Corp. (Semiconductors)	9,240	323,030
Logitech International SAADR* (Computers)	5,520	166,538
Marvell Technology Group, Ltd.ADR* (Semiconductors)	17,640	228,438
Microchip Technology, Inc. (Semiconductors)	4,920	180,810
Microsoft Corp. (Software)	99,720	2,844,015
Millicom International Cellular SAADR * (Telecommunications)	3,240	349,952
Monster Worldwide, Inc.* (Internet)	3,960	96,347
NetApp, Inc.* (Computers)	11,160	270,072
NII Holdings, Inc. - Class B* (Telecommunications)	5,160	236,018
NVIDIA Corp.* (Semiconductors)	17,040	350,172
Oracle Corp.* (Software)	66,720	1,391,112
PACCAR, Inc. (Auto Manufacturers)	12,840	607,589
Patterson Cos., Inc.* (Healthcare - Products)	3,840	131,328
Paychex, Inc. (Commercial Services)	10,800	392,796
PetSmart, Inc. (Retail)	3,960	88,625
Qualcomm, Inc. (Telecommunications)	60,600	2,617,314
Research In Motion, Ltd.ADR* (Computers)	17,520	2,130,958
Ryanair Holdings PLCADR* (Airlines)	3,600	97,596
SanDisk Corp.* (Computers)	6,360	172,292
Sears Holdings Corp.* (Retail)	4,320	425,995
Sigma-Aldrich Corp. (Chemicals)	3,840	218,957
Sirius Satellite Radio, Inc.* (Media)	49,800	127,986
Staples, Inc. (Retail)	14,640	317,688
Starbucks Corp.* (Retail)	31,440	510,271
Steel Dynamics, Inc. (Iron/Steel)	6,000	209,100
Stericycle, Inc.* (Environmental Control)	2,880	153,734
Sun Microsystems, Inc.* (Computers)	10,680	167,249

See accompanying notes to the Schedules of Portfolio Investments.

Symantec Corp.* (Internet)	27,600	475,272
Tellabs, Inc.* (Telecommunications)	7,200	37,152
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	19,320	903,790
UAL Corp. (Airlines)	3,480	51,852
VeriSign, Inc.* (Internet)	6,240	224,952
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,560	116,371
Virgin Media, Inc. (Telecommunications)	11,160	143,964
Whole Foods Market, Inc. (Food)	4,200	137,088
Wynn Resorts, Ltd. (Lodging)	3,840	404,506
Xilinx, Inc. (Semiconductors)	11,880	294,268
Yahoo!, Inc.* (Internet)	20,040	549,297

TOTAL COMMON STOCKS (Cost $41,785,822)		50,559,168

	Principal Amount
Repurchase Agreements (5.3%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $614,032 (Collateralized by $599,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $627,018)	$614,000	614,000
Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $818,043 (Collateralized by $828,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $834,537)	818,000	818,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $1,023,054 (Collateralized by $1,054,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,043,943)	1,023,000	1,023,000
UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $373,019 (Collateralized by $378,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $381,397)	373,000	373,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,828,000)		2,828,000

TOTAL INVESTMENT SECURITIES (Cost $44,613,822) — 100.9%		53,387,168
Net other assets (liabilities) — (0.9)%		(486,088)

NET ASSETS — 100.0%		$52,901,080

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $2,309,400)	60	$81,088

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.4%
Airlines	0.3%
Auto Manufacturers	1.1%
Beverages	0.2%
Biotechnology	5.6%
Chemicals	0.4%
Commercial Services	1.2%
Computers	19.5%
Distribution/Wholesale	0.4%
Electronics	1.1%
Engineering & Construction	0.6%
Environmental Control	0.3%
Food	0.3%
Healthcare - Products	2.0%
Internet	12.8%
Iron/Steel	0.4%
Lodging	0.8%
Machinery - Construction & Mining	0.5%
Media	4.2%
Pharmaceuticals	5.8%
Retail	4.2%
Semiconductors	8.2%
Software	13.1%
Telecommunications	10.7%
Textiles	0.3%
Transportation	1.2%
Other**	4.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	1,122	$86,282
Abbott Laboratories (Pharmaceuticals)	4,488	236,742
ACE, Ltd.ADR (Insurance)	1,870	112,742
Advanced Micro Devices, Inc.* (Semiconductors)	2,618	15,603
Aetna, Inc. (Healthcare - Services)	1,309	57,072
Affiliated Computer Services, Inc. - Class A* (Computers)	187	9,905
AFLAC, Inc. (Insurance)	935	62,336
Agilent Technologies, Inc.* (Electronics)	1,683	50,843
Air Products & Chemicals, Inc. (Chemicals)	748	73,626
Alcoa, Inc. (Mining)	4,862	169,100
Allegheny Energy, Inc. (Electric)	748	40,242
Allegheny Technologies, Inc. (Iron/Steel)	374	25,742
Allergan, Inc. (Pharmaceuticals)	561	31,624
Allied Waste Industries, Inc.* (Environmental Control)	1,683	20,802
Allstate Corp. (Insurance)	3,366	169,512
Altera Corp. (Semiconductors)	748	15,917
Altria Group, Inc. (Agriculture)	12,155	243,100
Ambac Financial Group, Inc. (Insurance)	1,683	7,792
Ameren Corp. (Electric)	1,122	50,894
American Capital Strategies, Ltd. (Investment Companies)	1,122	35,624
American Electric Power, Inc. (Electric)	2,244	100,150
American International Group, Inc. (Insurance)	7,667	354,215
American Tower Corp.* (Telecommunications)	1,683	73,076
Ameriprise Financial, Inc. (Diversified Financial Services)	1,309	62,164
AmerisourceBergen Corp. (Pharmaceuticals)	935	37,914
Anadarko Petroleum Corp. (Oil & Gas)	1,309	87,127
Analog Devices, Inc. (Semiconductors)	935	30,116
AON Corp. (Insurance)	935	42,440
Apartment Investment and Management Co. - Class A (REIT)	561	20,746
Applera Corp. - Applied Biosystems Group (Electronics)	374	11,934
Applied Materials, Inc. (Semiconductors)	5,236	97,704
Archer-Daniels-Midland Co. (Agriculture)	2,057	90,631
Ashland, Inc. (Chemicals)	374	19,829
Assurant, Inc. (Insurance)	561	36,465
AT&T, Inc. (Telecommunications)	34,969	1,353,650
Automatic Data Processing, Inc. (Software)	1,496	66,123
AutoNation, Inc.* (Retail)	748	11,975
Avalonbay Communities, Inc. (REIT)	374	37,307
Avery Dennison Corp. (Household Products/Wares)	561	27,035
Bank of America Corp. (Banks)	25,619	961,737
Bank of New York Mellon Corp. (Banks)	6,545	284,904
Baxter International, Inc. (Healthcare - Products)	1,496	93,231
BB&T Corp. (Banks)	3,179	109,008
Bear Stearns Cos., Inc. (Diversified Financial Services)	748	8,026
Bemis Co., Inc. (Packaging & Containers)	561	14,754
Big Lots, Inc.* (Retail)	561	15,164
Boeing Co. (Aerospace/Defense)	2,431	206,295
Boston Properties, Inc. (REIT)	748	75,167
Boston Scientific Corp.* (Healthcare - Products)	3,179	42,376
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,407	250,612
Broadcom Corp. - Class A* (Semiconductors)	1,496	38,836
Brown-Forman Corp. (Beverages)	187	12,720
Brunswick Corp. (Leisure Time)	561	9,357
Burlington Northern Santa Fe Corp. (Transportation)	935	95,884
CA, Inc. (Software)	1,496	33,121
Capital One Financial Corp. (Diversified Financial Services)	2,244	118,932
Cardinal Health, Inc. (Pharmaceuticals)	2,057	107,108
Carnival Corp. - Class AADR (Leisure Time)	2,431	97,653
CBS Corp. - Class B (Media)	3,927	90,596
CenterPoint Energy, Inc. (Electric)	1,870	28,461
Centex Corp. (Home Builders)	748	15,573
CenturyTel, Inc. (Telecommunications)	561	18,204
ChevronTexaco Corp. (Oil & Gas)	5,236	503,441
Chubb Corp. (Insurance)	2,244	118,865
Ciena Corp.* (Telecommunications)	561	18,967
CIGNA Corp. (Insurance)	748	31,947
Cincinnati Financial Corp. (Insurance)	935	33,567
Cintas Corp. (Textiles)	374	11,074
CIT Group, Inc. (Diversified Financial Services)	1,122	12,219
Citigroup, Inc. (Diversified Financial Services)	30,294	765,529
Citizens Communications Co. (Telecommunications)	1,870	20,046
Clear Channel Communications, Inc. (Media)	2,805	84,571
CMS Energy Corp. (Electric)	1,309	19,085
Coca-Cola Co. (Beverages)	4,862	286,226
Coca-Cola Enterprises, Inc. (Beverages)	1,683	37,868
Comcast Corp. - Special Class A (Media)	17,765	365,071
Comerica, Inc. (Banks)	935	32,473
Computer Sciences Corp.* (Computers)	935	40,757
Compuware Corp.* (Software)	935	7,050
ConAgra Foods, Inc. (Food)	2,805	66,086
Consolidated Edison, Inc. (Electric)	1,496	62,234
Constellation Brands, Inc.* (Beverages)	561	10,300

See accompanying notes to the Schedules of Portfolio Investments.

Convergys Corp.* (Commercial Services)	748	11,759
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	561	23,781
Corning, Inc. (Telecommunications)	6,732	179,812
Costco Wholesale Corp. (Retail)	1,309	93,266
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,366	19,455
Covidien, Ltd.ADR (Healthcare - Products)	2,805	130,965
CSX Corp. (Transportation)	2,431	153,031
CVS Corp. (Retail)	3,179	128,336
D.R. Horton, Inc. (Home Builders)	1,683	26,070
Dean Foods Co.* (Food)	748	17,384
Deere & Co. (Machinery-Diversified)	935	78,605
Developers Diversified Realty Corp. (REIT)	748	32,127
Dillards, Inc. - Class A (Retail)	374	7,630
DIRECTV Group, Inc.* (Media)	2,431	59,900
Discover Financial Services (Diversified Financial Services)	1,309	23,837
Dominion Resources, Inc. (Electric)	3,366	146,051
Dover Corp. (Miscellaneous Manufacturing)	1,122	55,505
DTE Energy Co. (Electric)	935	37,690
Du Pont (Chemicals)	5,236	256,093
Duke Energy Corp. (Electric)	7,293	133,535
Dynegy, Inc. - Class A* (Electric)	2,805	24,179
E* TRADE Financial Corp.* (Diversified Financial Services)	2,431	9,675
Eastman Chemical Co. (Chemicals)	187	13,745
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,683	30,109
Eaton Corp. (Miscellaneous Manufacturing)	561	49,278
Edison International (Electric)	1,870	97,558
El Paso Corp. (Pipelines)	4,114	70,514
Electronic Data Systems Corp. (Computers)	2,992	55,532
Eli Lilly & Co. (Pharmaceuticals)	3,740	180,044
Embarq Corp. (Telecommunications)	935	38,868
EMC Corp.* (Computers)	6,358	97,913
Emerson Electric Co. (Electrical Components & Equipment)	2,431	127,044
Ensco International, Inc. (Oil & Gas)	374	23,835
Entergy Corp. (Electric)	1,122	128,873
Equity Residential Properties Trust (REIT)	1,496	62,114
Exelon Corp. (Electric)	3,740	319,695
Family Dollar Stores, Inc. (Retail)	374	8,004
Fannie Mae (Diversified Financial Services)	3,366	95,258
FedEx Corp. (Transportation)	748	71,711
Fidelity National Information Services, Inc. (Software)	374	13,486
Fifth Third Bancorp (Banks)	2,992	64,119
First Horizon National Corp. (Banks)	748	8,078
FirstEnergy Corp. (Electric)	1,683	127,302
Fluor Corp. (Engineering & Construction)	187	28,587
Ford Motor Co.* (Auto Manufacturers)	12,903	106,579
Fortune Brands, Inc. (Household Products/Wares)	374	25,290
FPL Group, Inc. (Electric)	2,431	161,151
Freddie Mac (Diversified Financial Services)	3,740	93,163
Gannett Co., Inc. (Media)	1,309	37,464
General Electric Co. (Miscellaneous Manufacturing)	57,970	1,895,619
General Growth Properties, Inc. (REIT)	1,496	61,276
General Mills, Inc. (Food)	1,122	67,769
General Motors Corp. (Auto Manufacturers)	3,179	73,753
Genuine Parts Co. (Distribution/Wholesale)	935	39,700
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,618	60,371
Goodrich Corp. (Aerospace/Defense)	374	25,488
Hartford Financial Services Group, Inc. (Insurance)	1,870	133,275
Hasbro, Inc. (Toys/Games/Hobbies)	935	33,249
HCP, Inc. (REIT)	1,122	40,055
Heinz (H.J.) Co. (Food)	1,870	88,002
Hercules, Inc. (Chemicals)	374	7,031
Hess Corp. (Oil & Gas)	748	79,438
Hewlett-Packard Co. (Computers)	7,854	364,033
Home Depot, Inc. (Retail)	4,862	140,026
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,805	166,617
Host Marriott Corp. (REIT)	2,992	51,462
Hudson City Bancorp, Inc. (Savings & Loans)	1,496	28,619
Humana, Inc.* (Healthcare - Services)	374	17,873
Huntington Bancshares, Inc. (Banks)	2,057	19,315
IAC/InterActiveCorp* (Internet)	1,122	23,349
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,122	58,669
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	935	41,495
Integrys Energy Group, Inc. (Electric)	374	17,911
Intel Corp. (Semiconductors)	14,586	324,684
International Business Machines Corp. (Computers)	2,244	270,851
International Flavors & Fragrances, Inc. (Chemicals)	187	8,529
International Paper Co. (Forest Products & Paper)	2,431	63,619
Interpublic Group of Cos., Inc.* (Advertising)	2,805	25,385
J.C. Penney Co., Inc. (Retail)	1,309	55,633
J.P. Morgan Chase & Co. (Diversified Financial Services)	19,822	944,518
Jabil Circuit, Inc. (Electronics)	1,122	12,207
Janus Capital Group, Inc. (Diversified Financial Services)	561	15,742
JDS Uniphase Corp.* (Telecommunications)	935	13,380
Johnson Controls, Inc. (Auto Parts & Equipment)	1,683	59,343
Jones Apparel Group, Inc. (Apparel)	561	8,881
Juniper Networks, Inc.* (Telecommunications)	1,496	41,320
KB Home (Home Builders)	374	8,415
KeyCorp (Banks)	2,244	54,148
Kimberly-Clark Corp. (Household Products/Wares)	1,309	83,763

See accompanying notes to the Schedules of Portfolio Investments.

Kimco Realty Corp. (REIT)	1,496	59,705
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,496	14,047
KLA -Tencor Corp. (Semiconductors)	561	24,504
Kraft Foods, Inc. (Food)	8,976	283,911
Kroger Co. (Food)	3,927	107,011
Legg Mason, Inc. (Diversified Financial Services)	374	22,545
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	935	15,521
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,992	132,366
Lennar Corp. - Class A (Home Builders)	748	13,778
Limited, Inc. (Retail)	1,870	34,632
Lincoln National Corp. (Insurance)	1,496	80,425
Linear Technology Corp. (Semiconductors)	561	19,613
Liz Claiborne, Inc. (Apparel)	561	9,924
Loews Corp. (Insurance)	2,618	110,244
LSI Logic Corp.* (Semiconductors)	4,114	25,507
M&T Bank Corp. (Banks)	374	34,868
Macy’s, Inc. (Retail)	2,431	61,480
Manitowoc Co. (Machinery-Diversified)	187	7,072
Marathon Oil Corp. (Oil & Gas)	1,683	76,694
Marriott International, Inc. - Class A (Lodging)	748	25,656
Marsh & McLennan Cos., Inc. (Insurance)	2,992	82,549
Marshall & Ilsley Corp. (Banks)	1,496	37,370
Masco Corp. (Building Materials)	2,057	37,458
Mattel, Inc. (Toys/Games/Hobbies)	2,057	38,569
MBIA, Inc. (Insurance)	1,309	13,614
McCormick & Co., Inc. (Food)	374	14,133
McDonald’s Corp. (Retail)	3,553	211,688
McKesson Corp. (Commercial Services)	1,683	87,718
MeadWestvaco Corp. (Forest Products & Paper)	1,122	29,509
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,870	92,640
Merck & Co., Inc. (Pharmaceuticals)	8,228	312,993
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,610	279,546
MetLife, Inc. (Insurance)	4,301	261,716
MGIC Investment Corp. (Insurance)	187	2,437
Microchip Technology, Inc. (Semiconductors)	1,309	48,106
Micron Technology, Inc.* (Semiconductors)	4,301	33,204
Millipore Corp.* (Biotechnology)	187	13,109
Molex, Inc. (Electrical Components & Equipment)	748	21,228
Molson Coors Brewing Co. - Class B (Beverages)	748	41,020
Monsanto Co. (Agriculture)	1,496	170,574
Monster Worldwide, Inc.* (Internet)	561	13,649
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,171	299,911
Mylan Laboratories, Inc. (Pharmaceuticals)	561	7,388
Nabors Industries, Ltd.ADR* (Oil & Gas)	374	14,040
National City Corp. (Banks)	3,740	23,562
National-Oilwell Varco, Inc.* (Oil & Gas Services)	748	51,201
Newell Rubbermaid, Inc. (Housewares)	1,683	34,552
Newmont Mining Corp. (Mining)	1,309	57,871
News Corp. - Class A (Media)	6,919	123,850
Nicor, Inc. (Gas)	187	6,567
NiSource, Inc. (Electric)	1,496	26,778
Noble Corp.ADR (Oil & Gas)	561	31,573
Noble Energy, Inc. (Oil & Gas)	561	48,807
Nordstrom, Inc. (Retail)	374	13,187
Norfolk Southern Corp. (Transportation)	2,244	133,698
Northern Trust Corp. (Banks)	561	41,576
Northrop Grumman Corp. (Aerospace/Defense)	1,870	137,576
Novell, Inc.* (Software)	1,309	8,221
Novellus Systems, Inc.* (Semiconductors)	374	8,176
Occidental Petroleum Corp. (Oil & Gas)	1,870	155,603
Office Depot, Inc.* (Retail)	1,496	18,969
OfficeMax, Inc. (Retail)	374	6,833
PACCAR, Inc. (Auto Manufacturers)	748	35,395
Pall Corp. (Miscellaneous Manufacturing)	374	13,004
Parker Hannifin Corp. (Miscellaneous Manufacturing)	374	29,864
Paychex, Inc. (Commercial Services)	748	27,205
Peabody Energy Corp. (Coal)	748	45,725
Pepco Holdings, Inc. (Electric)	1,122	27,949
PerkinElmer, Inc. (Electronics)	561	14,900
Pfizer, Inc. (Pharmaceuticals)	39,457	793,480
PG&E Corp. (Electric)	2,057	82,280
Philip Morris International, Inc.* (Commercial Services)	7,667	391,247
Pinnacle West Capital Corp. (Electric)	561	19,040
Plum Creek Timber Co., Inc. (Forest Products & Paper)	561	22,911
PNC Financial Services Group (Banks)	2,057	142,653
PPG Industries, Inc. (Chemicals)	935	57,381
PPL Corp. (Electric)	2,057	98,777
Praxair, Inc. (Chemicals)	561	51,225
Precision Castparts Corp. (Metal Fabricate/Hardware)	374	43,967
Principal Financial Group, Inc. (Insurance)	935	50,172
Procter & Gamble Co. (Cosmetics/Personal Care)	5,797	388,689
Progress Energy, Inc. (Electric)	1,496	62,817
ProLogis (REIT)	935	58,540
Prudential Financial, Inc. (Insurance)	1,496	113,262
Public Service Enterprise Group, Inc. (Electric)	2,992	131,379
Public Storage, Inc. (REIT)	748	67,844
Pulte Homes, Inc. (Home Builders)	561	7,315
Qwest Communications International, Inc. (Telecommunications)	8,976	46,316

See accompanying notes to the Schedules of Portfolio Investments.

R.R. Donnelley & Sons Co. (Commercial Services)	1,309	40,108
RadioShack Corp. (Retail)	374	5,199
Range Resources Corp. (Oil & Gas)	374	24,826
Raytheon Co. (Aerospace/Defense)	2,431	155,511
Regions Financial Corp. (Banks)	3,927	86,080
Reynolds American, Inc. (Agriculture)	935	50,350
Robert Half International, Inc. (Commercial Services)	561	13,296
Rohm & Haas Co. (Chemicals)	748	39,981
Rowan Cos., Inc. (Oil & Gas)	561	21,873
Ryder System, Inc. (Transportation)	374	25,608
Safeway, Inc. (Food)	2,618	82,729
Sara Lee Corp. (Food)	4,114	59,694
Schering-Plough Corp. (Pharmaceuticals)	6,358	117,051
Sealed Air Corp. (Packaging & Containers)	935	23,646
Sempra Energy (Gas)	1,496	84,778
Sherwin-Williams Co. (Chemicals)	187	10,345
Simon Property Group, Inc. (REIT)	1,309	130,717
Snap-on, Inc. (Hand/Machine Tools)	374	22,182
Southern Co. (Electric)	4,301	160,126
Southwest Airlines Co. (Airlines)	4,301	56,945
Sovereign Bancorp, Inc. (Savings & Loans)	2,057	15,366
Spectra Energy Corp. (Pipelines)	3,740	92,378
Sprint Corp. (Telecommunications)	16,456	131,483
Staples, Inc. (Retail)	1,309	28,405
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	561	29,290
State Street Corp. (Banks)	1,122	80,941
Sun Microsystems, Inc.* (Computers)	4,862	76,139
SunTrust Banks, Inc. (Banks)	2,057	114,678
SuperValu, Inc. (Food)	1,309	43,328
Sysco Corp. (Food)	1,496	45,733
T. Rowe Price Group, Inc. (Diversified Financial Services)	748	43,803
Target Corp. (Retail)	2,057	109,288
TECO Energy, Inc. (Electric)	1,309	20,957
Tellabs, Inc.* (Telecommunications)	2,618	13,509
Tenet Healthcare Corp.* (Healthcare - Services)	2,805	17,952
Teradata Corp.* (Computers)	561	11,944
Teradyne, Inc.* (Semiconductors)	935	12,426
Tesoro Petroleum Corp. (Oil & Gas)	374	9,402
Texas Instruments, Inc. (Semiconductors)	3,366	98,153
Textron, Inc. (Miscellaneous Manufacturing)	935	57,044
The Charles Schwab Corp. (Diversified Financial Services)	2,992	64,627
The Dow Chemical Co. (Chemicals)	5,423	217,733
The E.W. Scripps Co. - Class A (Media)	187	8,398
The Gap, Inc. (Retail)	1,122	20,892
The Goldman Sachs Group, Inc. (Diversified Financial Services)	748	143,145
The New York Times Co. - Class A (Media)	748	14,586
The Stanley Works (Hand/Machine Tools)	561	27,063
The Travelers Companies, Inc. (Insurance)	3,740	188,496
The Williams Cos., Inc. (Pipelines)	3,366	119,493
Thermo Electron Corp.* (Electronics)	1,309	75,752
Tiffany & Co. (Retail)	374	16,284
Time Warner, Inc. (Media)	20,944	311,018
Torchmark Corp. (Insurance)	187	12,106
Tyco Electronics, Ltd.ADR (Electronics)	2,805	104,935
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,805	131,246
Tyson Foods, Inc. - Class A (Food)	1,496	26,629
U.S. Bancorp (Banks)	9,911	335,884
Union Pacific Corp. (Transportation)	1,496	217,204
Unisys Corp.* (Computers)	2,057	8,557
United Parcel Service, Inc. - Class B (Transportation)	2,618	189,569
United Technologies Corp. (Aerospace/Defense)	2,057	149,071
UnumProvident Corp. (Insurance)	2,057	47,743
V. F. Corp. (Apparel)	561	41,727
VeriSign, Inc.* (Internet)	748	26,965
Verizon Communications, Inc. (Telecommunications)	16,643	640,423
Viacom, Inc. - Class B* (Media)	2,244	86,259
Vornado Realty Trust (REIT)	748	69,631
Vulcan Materials Co. (Building Materials)	374	25,739
W.W. Grainger, Inc. (Distribution/Wholesale)	187	16,215
Wachovia Corp. (Banks)	12,342	359,769
Wal-Mart Stores, Inc. (Retail)	5,797	336,110
Walgreen Co. (Retail)	1,870	65,170
Walt Disney Co. (Media)	6,358	206,190
Washington Mutual, Inc. (Savings & Loans)	5,049	62,052
Washington Post Co. - Class B (Media)	187	122,597
Waste Management, Inc. (Environmental Control)	2,992	108,011
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	374	11,609
Weatherford International, Ltd.ADR* (Oil & Gas Services)	748	60,341
WellPoint, Inc.* (Healthcare - Services)	1,683	83,729
Wells Fargo & Co. (Banks)	19,074	567,452
Wendy’s International, Inc. (Retail)	561	16,269
Weyerhaeuser Co. (Forest Products & Paper)	1,122	71,673
Whirlpool Corp. (Home Furnishings)	374	27,220
Whole Foods Market, Inc. (Food)	374	12,207
Windstream Corp. (Telecommunications)	2,805	32,931
Wyeth (Pharmaceuticals)	2,431	108,107
Wyndham Worldwide Corp. (Lodging)	935	20,084
Xcel Energy, Inc. (Electric)	2,431	50,565
Xerox Corp. (Office/Business Equipment)	1,683	23,512
Xilinx, Inc. (Semiconductors)	748	18,528
XL Capital, Ltd. - Class AADR (Insurance)	1,122	39,147

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	561	26,002

TOTAL COMMON STOCKS (Cost $31,174,736)		33,745,547

TOTAL INVESTMENT SECURITIES (Cost $31,174,736) — 100.2%		33,745,547
Net other assets (liabilities) — (0.2)%		(55,584)

NET ASSETS — 100.0%		$33,689,963

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.7%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.2%
Banks	10.1%
Beverages	1.1%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.2%
Coal	0.1%
Commercial Services	1.7%
Computers	2.7%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.1%
Diversified Financial Services	9.6%
Electric	6.9%
Electrical Components & Equipment	0.5%
Electronics	0.7%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.6%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	0.8%
Healthcare - Services	0.6%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	6.1%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.2%
Media	4.6%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	7.9%
Office/Business Equipment	0.1%
Oil & Gas	3.2%
Oil & Gas Services	0.4%
Packaging & Containers	0.1%
Pharmaceuticals	6.6%
Pipelines	0.9%
REIT	2.4%
Retail	4.0%
Savings & Loans	0.3%
Semiconductors	2.4%
Software	0.3%
Telecommunications	7.7%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.7%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (100.5%)
3M Co. (Miscellaneous Manufacturing)	2,340	$179,946
Abbott Laboratories (Pharmaceuticals)	3,600	189,900
Abercrombie & Fitch Co. - Class A (Retail)	360	26,752
Adobe Systems, Inc.* (Software)	2,700	100,683
Advanced Micro Devices, Inc.* (Semiconductors)	720	4,291
Aetna, Inc. (Healthcare - Services)	1,260	54,936
Affiliated Computer Services, Inc. - Class A* (Computers)	360	19,069
AFLAC, Inc. (Insurance)	1,440	96,005
Agilent Technologies, Inc.* (Electronics)	540	16,313
Air Products & Chemicals, Inc. (Chemicals)	360	35,435
Akamai Technologies, Inc.* (Internet)	720	25,754
Allegheny Energy, Inc. (Electric)	180	9,684
Allegheny Technologies, Inc. (Iron/Steel)	180	12,389
Allergan, Inc. (Pharmaceuticals)	900	50,733
Altera Corp. (Semiconductors)	900	19,152
Amazon.com, Inc.* (Internet)	1,440	113,227
American Express Co. (Diversified Financial Services)	5,400	259,308
American International Group, Inc. (Insurance)	5,580	257,796
American Tower Corp.* (Telecommunications)	540	23,447
Amgen, Inc.* (Biotechnology)	5,040	211,025
Anadarko Petroleum Corp. (Oil & Gas)	1,080	71,885
Analog Devices, Inc. (Semiconductors)	720	23,191
Anheuser-Busch Cos., Inc. (Beverages)	3,420	168,264
AON Corp. (Insurance)	540	24,511
Apache Corp. (Oil & Gas)	1,620	218,182
Apollo Group, Inc. - Class A* (Commercial Services)	720	36,648
Apple Computer, Inc.* (Computers)	4,140	720,153
Applera Corp. - Applied Biosystems Group (Electronics)	540	17,231
Applied Materials, Inc. (Semiconductors)	2,160	40,306
Archer-Daniels-Midland Co. (Agriculture)	1,260	55,516
Autodesk, Inc.* (Software)	1,080	41,040
Automatic Data Processing, Inc. (Software)	1,260	55,692
AutoZone, Inc.* (Retail)	180	21,735
Avon Products, Inc. (Cosmetics/Personal Care)	1,980	77,260
Baker Hughes, Inc. (Oil & Gas Services)	1,440	116,467
Ball Corp. (Packaging & Containers)	540	29,041
Bard (C.R.), Inc. (Healthcare - Products)	540	50,852
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	540	27,124
Baxter International, Inc. (Healthcare - Products)	1,800	112,176
Becton, Dickinson & Co. (Healthcare - Products)	1,080	96,552
Bed Bath & Beyond, Inc.* (Retail)	1,260	40,950
Best Buy Co., Inc. (Retail)	1,620	69,692
Biogen Idec, Inc.* (Biotechnology)	1,440	87,394
BJ Services Co. (Oil & Gas Services)	1,440	40,709
Black & Decker Corp. (Hand/Machine Tools)	360	23,627
BMC Software, Inc.* (Software)	900	31,284
Boeing Co. (Aerospace/Defense)	1,620	137,473
Boston Scientific Corp.* (Healthcare - Products)	3,600	47,988
Broadcom Corp. - Class A* (Semiconductors)	900	23,364
Brown-Forman Corp. (Beverages)	180	12,244
Burlington Northern Santa Fe Corp. (Transportation)	720	73,836
C.H. Robinson Worldwide, Inc. (Transportation)	720	45,130
CA, Inc. (Software)	720	15,941
Cameron International Corp.* (Oil & Gas Services)	1,080	53,168
Campbell Soup Co. (Food)	1,080	37,584
Caterpillar, Inc. (Machinery - Construction & Mining)	2,880	235,814
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	900	20,808
Celgene Corp.* (Biotechnology)	1,800	111,852
Chesapeake Energy Corp. (Oil & Gas)	2,160	111,672
ChevronTexaco Corp. (Oil & Gas)	5,580	536,517
CIGNA Corp. (Insurance)	720	30,751
Cintas Corp. (Textiles)	360	10,660
Cisco Systems, Inc.* (Telecommunications)	28,260	724,587
Citrix Systems, Inc.* (Software)	900	29,475
Clorox Co. (Household Products/Wares)	720	38,160
CME Group, Inc. (Diversified Financial Services)	180	82,341
Coach, Inc.* (Apparel)	1,800	64,026
Coca-Cola Co. (Beverages)	5,400	317,898
Cognizant Technology Solutions Corp.* (Computers)	1,440	46,440
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,340	165,438
Compuware Corp.* (Software)	720	5,429
ConocoPhillips (Oil & Gas)	7,380	635,787
CONSOL Energy, Inc. (Coal)	900	72,864
Constellation Brands, Inc.* (Beverages)	360	6,610
Constellation Energy Group, Inc. (Electric)	900	76,185
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	360	15,260
Corning, Inc. (Telecommunications)	1,980	52,886
Costco Wholesale Corp. (Retail)	900	64,125
Coventry Health Care, Inc.* (Healthcare - Services)	720	32,206
Cummins, Inc. (Machinery-Diversified)	1,080	67,662
CVS Corp. (Retail)	4,320	174,398
Danaher Corp. (Miscellaneous Manufacturing)	1,260	98,305

See accompanying notes to the Schedules of Portfolio Investments.

Darden Restaurants, Inc. (Retail)	720	25,618
Deere & Co. (Machinery-Diversified)	1,260	105,928
Dell, Inc.* (Computers)	10,440	194,497
Devon Energy Corp. (Oil & Gas)	2,160	244,944
DIRECTV Group, Inc.* (Media)	1,260	31,046
Discover Financial Services (Diversified Financial Services)	1,260	22,945
Eastman Chemical Co. (Chemicals)	180	13,230
Eaton Corp. (Miscellaneous Manufacturing)	360	31,622
eBay, Inc.* (Internet)	5,220	163,334
Ecolab, Inc. (Chemicals)	900	41,364
Electronic Arts, Inc.* (Software)	1,440	74,117
Eli Lilly & Co. (Pharmaceuticals)	1,620	77,987
EMC Corp.* (Computers)	4,500	69,300
Emerson Electric Co. (Electrical Components & Equipment)	1,800	94,068
Ensco International, Inc. (Oil & Gas)	360	22,943
EOG Resources, Inc. (Oil & Gas)	1,080	140,918
Equifax, Inc. (Commercial Services)	540	20,666
Expedia, Inc.* (Internet)	900	22,734
Expeditors International of Washington, Inc. (Transportation)	1,080	50,317
Express Scripts, Inc.* (Pharmaceuticals)	1,260	88,225
Exxon Mobil Corp. (Oil & Gas)	25,380	2,362,117
Family Dollar Stores, Inc. (Retail)	360	7,704
Fannie Mae (Diversified Financial Services)	1,980	56,034
Federated Investors, Inc. - Class B (Diversified Financial Services)	360	12,053
FedEx Corp. (Transportation)	900	86,283
Fidelity National Information Services, Inc. (Software)	360	12,982
Fiserv, Inc.* (Software)	720	36,396
Fluor Corp. (Engineering & Construction)	180	27,517
Forest Laboratories, Inc.* (Pharmaceuticals)	1,440	49,982
Fortune Brands, Inc. (Household Products/Wares)	360	24,343
Franklin Resources, Inc. (Diversified Financial Services)	720	68,508
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,800	204,750
GameStop Corp. - Class A* (Retail)	720	39,629
General Dynamics Corp. (Aerospace/Defense)	1,800	162,756
General Mills, Inc. (Food)	720	43,488
Genzyme Corp.* (Biotechnology)	1,260	88,641
Gilead Sciences, Inc.* (Pharmaceuticals)	4,320	223,603
Goodrich Corp. (Aerospace/Defense)	180	12,267
Google, Inc. - Class A* (Internet)	1,080	620,233
H & R Block, Inc. (Commercial Services)	1,440	31,493
Halliburton Co. (Oil & Gas Services)	4,140	190,067
Harley-Davidson, Inc. (Leisure Time)	1,080	41,310
Harman International Industries, Inc. (Home Furnishings)	360	14,713
Hercules, Inc. (Chemicals)	180	3,384
Hess Corp. (Oil & Gas)	720	76,464
Hewlett-Packard Co. (Computers)	5,580	258,633
Home Depot, Inc. (Retail)	3,960	114,048
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,260	74,844
Hospira, Inc.* (Pharmaceuticals)	720	29,628
Hudson City Bancorp, Inc. (Savings & Loans)	1,260	24,104
Humana, Inc.* (Healthcare - Services)	540	25,807
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,080	56,473
IMS Health, Inc. (Software)	900	22,275
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	540	23,965
Intel Corp. (Semiconductors)	15,480	344,585
IntercontinentalExchange, Inc.* (Diversified Financial Services)	360	55,854
International Business Machines Corp. (Computers)	4,500	543,150
International Flavors & Fragrances, Inc. (Chemicals)	180	8,210
International Game Technology (Entertainment)	1,440	50,026
Intuit, Inc.* (Software)	1,620	43,691
ITT Industries, Inc. (Miscellaneous Manufacturing)	900	57,600
Jacobs Engineering Group, Inc.* (Engineering & Construction)	540	46,618
Janus Capital Group, Inc. (Diversified Financial Services)	360	10,102
JDS Uniphase Corp.* (Telecommunications)	180	2,576
Johnson & Johnson (Healthcare - Products)	13,320	893,639
Johnson Controls, Inc. (Auto Parts & Equipment)	1,440	50,774
Juniper Networks, Inc.* (Telecommunications)	1,260	34,801
Kellogg Co. (Food)	1,260	64,474
Kimberly-Clark Corp. (Household Products/Wares)	900	57,591
KLA -Tencor Corp. (Semiconductors)	360	15,725
Kohls Corp.* (Retail)	1,440	70,344
L-3 Communications Holdings, Inc. (Aerospace/Defense)	540	60,183
Laboratory Corp. of America Holdings* (Healthcare - Services)	540	40,835
Legg Mason, Inc. (Diversified Financial Services)	360	21,701
Leucadia National Corp. (Holding Companies - Diversified)	720	36,878
Lexmark International, Inc. - Class A* (Computers)	360	11,300
Linear Technology Corp. (Semiconductors)	540	18,878
Lockheed Martin Corp. (Aerospace/Defense)	1,620	171,785
Lowe’s Cos., Inc. (Retail)	6,840	172,300
Manitowoc Co. (Machinery-Diversified)	360	13,615
Marathon Oil Corp. (Oil & Gas)	1,980	90,229
Marriott International, Inc. - Class A (Lodging)	900	30,870
McCormick & Co., Inc. (Food)	360	13,604
McDonald’s Corp. (Retail)	2,700	160,866
McGraw-Hill Cos., Inc. (Media)	1,620	66,404

See accompanying notes to the Schedules of Portfolio Investments.

Medco Health Solutions, Inc.* (Pharmaceuticals)	1,080	53,503
Medtronic, Inc. (Healthcare - Products)	5,220	254,110
MEMC Electronic Materials, Inc.* (Semiconductors)	1,080	68,008
Merck & Co., Inc. (Pharmaceuticals)	3,420	130,097
Meredith Corp. (Media)	180	5,834
MGIC Investment Corp. (Insurance)	180	2,345
Microsoft Corp. (Software)	37,440	1,067,789
Millipore Corp.* (Biotechnology)	180	12,618
Monsanto Co. (Agriculture)	1,260	143,665
Monster Worldwide, Inc.* (Internet)	180	4,379
Moody’s Corp. (Commercial Services)	1,080	39,917
Motorola, Inc. (Telecommunications)	10,620	105,775
Murphy Oil Corp. (Oil & Gas)	900	81,306
Mylan Laboratories, Inc. (Pharmaceuticals)	900	11,853
Nabors Industries, Ltd.ADR* (Oil & Gas)	900	33,786
National Semiconductor Corp. (Semiconductors)	1,080	22,021
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,080	73,926
NetApp, Inc.* (Computers)	1,620	39,204
Newmont Mining Corp. (Mining)	1,080	47,747
News Corp. - Class A (Media)	5,220	93,438
NIKE, Inc. - Class B (Apparel)	1,800	120,240
Noble Corp.ADR (Oil & Gas)	720	40,522
Noble Energy, Inc. (Oil & Gas)	360	31,320
Nordstrom, Inc. (Retail)	540	19,040
Northern Trust Corp. (Banks)	360	26,680
Novell, Inc.* (Software)	540	3,391
Novellus Systems, Inc.* (Semiconductors)	180	3,935
Nucor Corp. (Iron/Steel)	1,260	95,130
NVIDIA Corp.* (Semiconductors)	2,520	51,786
NYSE Euronext (Diversified Financial Services)	1,260	83,286
Occidental Petroleum Corp. (Oil & Gas)	2,340	194,711
Omnicom Group, Inc. (Advertising)	1,440	68,746
Oracle Corp.* (Software)	18,360	382,806
PACCAR, Inc. (Auto Manufacturers)	1,080	51,106
Pactiv Corp.* (Packaging & Containers)	540	12,847
Pall Corp. (Miscellaneous Manufacturing)	360	12,517
Parker Hannifin Corp. (Miscellaneous Manufacturing)	360	28,746
Patterson Cos., Inc.* (Healthcare - Products)	720	24,624
Paychex, Inc. (Commercial Services)	1,080	39,280
Peabody Energy Corp. (Coal)	540	33,010
PepsiCo, Inc. (Beverages)	7,560	518,087
PerkinElmer, Inc. (Electronics)	180	4,781
Philip Morris International, Inc.* (Commercial Services)	3,420	174,523
Pitney Bowes, Inc. (Office/Business Equipment)	1,080	38,999
Plum Creek Timber Co., Inc. (Forest Products & Paper)	360	14,702
Polo Ralph Lauren Corp. (Apparel)	360	22,327
Praxair, Inc. (Chemicals)	1,080	98,615
Precision Castparts Corp. (Metal Fabricate/Hardware)	360	42,322
Principal Financial Group, Inc. (Insurance)	540	28,976
Procter & Gamble Co. (Cosmetics/Personal Care)	9,900	663,795
Progressive Corp. (Insurance)	3,240	58,936
ProLogis (REIT)	540	33,809
Prudential Financial, Inc. (Insurance)	900	68,139
Pulte Homes, Inc. (Home Builders)	540	7,042
QLogic Corp.* (Semiconductors)	720	11,491
Qualcomm, Inc. (Telecommunications)	7,560	326,517
Quest Diagnostics, Inc. (Healthcare - Services)	720	36,130
Questar Corp. (Pipelines)	720	44,662
RadioShack Corp. (Retail)	360	5,004
Range Resources Corp. (Oil & Gas)	540	35,845
Robert Half International, Inc. (Commercial Services)	360	8,532
Rockwell Collins, Inc. (Aerospace/Defense)	720	45,439
Rockwell International Corp. (Machinery-Diversified)	720	39,046
SAFECO Corp. (Insurance)	360	24,026
SanDisk Corp.* (Computers)	1,080	29,257
Schering-Plough Corp. (Pharmaceuticals)	2,520	46,393
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,580	561,069
Sears Holdings Corp.* (Retail)	360	35,500
Sherwin-Williams Co. (Chemicals)	360	19,915
Sigma-Aldrich Corp. (Chemicals)	540	30,791
SLM Corp.* (Diversified Financial Services)	1,980	36,689
Smith International, Inc. (Oil & Gas Services)	900	68,859
St. Jude Medical, Inc.* (Healthcare - Products)	1,620	70,924
Staples, Inc. (Retail)	2,160	46,872
Starbucks Corp.* (Retail)	3,420	55,507
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	360	18,796
State Street Corp. (Banks)	900	64,926
Stryker Corp. (Healthcare - Products)	1,080	70,016
Sunoco, Inc. (Oil & Gas)	540	25,061
Symantec Corp.* (Internet)	3,960	68,191
Sysco Corp. (Food)	1,620	49,523
T. Rowe Price Group, Inc. (Diversified Financial Services)	720	42,163
Target Corp. (Retail)	2,160	114,761
Teradata Corp.* (Computers)	360	7,664
Terex Corp.* (Machinery - Construction & Mining)	540	37,627
Tesoro Petroleum Corp. (Oil & Gas)	360	9,050
Texas Instruments, Inc. (Semiconductors)	3,780	110,225
Textron, Inc. (Miscellaneous Manufacturing)	540	32,945
The AES Corp.* (Electric)	3,060	53,122
The Charles Schwab Corp. (Diversified Financial Services)	1,800	38,880

See accompanying notes to the Schedules of Portfolio Investments.

The E.W. Scripps Co. - Class A (Media)	180	8,084
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	540	24,629
The Gap, Inc. (Retail)	1,260	23,461
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,260	241,126
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,080	28,922
The Hershey Co. (Food)	720	26,914
The Pepsi Bottling Group, Inc. (Beverages)	720	24,271
Thermo Electron Corp.* (Electronics)	900	52,083
Tiffany & Co. (Retail)	360	15,674
Titanium Metals Corp. (Mining)	360	5,486
TJX Cos., Inc. (Retail)	1,980	63,796
Torchmark Corp. (Insurance)	180	11,653
Total System Services, Inc. (Software)	900	21,420
Trane, Inc. (Building Materials)	720	33,487
Transocean, Inc.ADR* (Oil & Gas)	1,440	212,342
United Parcel Service, Inc. - Class B (Transportation)	2,880	208,541
United States Steel Corp. (Iron/Steel)	540	83,133
United Technologies Corp. (Aerospace/Defense)	3,060	221,758
UnitedHealth Group, Inc. (Healthcare - Services)	5,940	193,822
UST, Inc. (Agriculture)	720	37,490
Valero Energy Corp. (Oil & Gas)	2,520	123,102
Varian Medical Systems, Inc.* (Healthcare - Products)	540	25,315
VeriSign, Inc.* (Internet)	540	19,467
Viacom, Inc. - Class B* (Media)	1,260	48,434
Vulcan Materials Co. (Building Materials)	180	12,388
W.W. Grainger, Inc. (Distribution/Wholesale)	180	15,608
Wal-Mart Stores, Inc. (Retail)	6,300	365,274
Walgreen Co. (Retail)	3,060	106,641
Walt Disney Co. (Media)	3,780	122,585
Washington Post Co. - Class B (Media)	180	118,008
Waters Corp.* (Electronics)	540	33,188
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	180	5,587
Weatherford International, Ltd.ADR* (Oil & Gas Services)	900	72,603
WellPoint, Inc.* (Healthcare - Services)	1,260	62,685
Western Union Co. (Commercial Services)	3,420	78,660
Whole Foods Market, Inc. (Food)	360	11,750
Wrigley (WM.) Jr. Co. (Food)	1,080	82,253
Wyeth (Pharmaceuticals)	4,320	192,110
Xerox Corp. (Office/Business Equipment)	2,880	40,234
Xilinx, Inc. (Semiconductors)	720	17,834
XTO Energy, Inc. (Oil & Gas)	2,340	144,752
Yahoo!, Inc.* (Internet)	6,300	172,683
YUM! Brands, Inc. (Retail)	2,340	95,191
Zimmer Holdings, Inc.* (Healthcare - Products)	1,080	80,093

TOTAL COMMON STOCKS (Cost $25,673,716)		29,495,768

TOTAL INVESTMENT SECURITIES (Cost $25,673,716) — 100.5%		29,495,768
Net other assets (liabilities) — (0.5)%		(160,847)

NET ASSETS — 100.0%		$29,334,921

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.2%
Aerospace/Defense	2.9%
Agriculture	0.8%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	0.3%
Beverages	3.6%
Biotechnology	1.7%
Building Materials	0.1%
Chemicals	0.7%
Coal	0.3%
Commercial Services	1.4%
Computers	6.7%
Cosmetics/Personal Care	3.3%
Distribution/Wholesale	0.1%
Diversified Financial Services	3.4%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.3%
Entertainment	0.2%
Food	1.0%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare - Products	5.9%
Healthcare - Services	1.5%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	2.0%

See accompanying notes to the Schedules of Portfolio Investments.

Internet	4.2%
Iron/Steel	0.6%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.9%
Machinery-Diversified	0.7%
Media	1.6%
Metal Fabricate/Hardware	0.1%
Mining	0.9%
Miscellaneous Manufacturing	2.1%
Office/Business Equipment	0.2%
Oil & Gas	18.5%
Oil & Gas Services	3.9%
Packaging & Containers	0.1%
Pharmaceuticals	4.1%
Pipelines	0.2%
REIT	0.1%
Real Estate	0.1%
Retail	6.6%
Savings & Loans	0.1%
Semiconductors	2.8%
Software	6.6%
Telecommunications	4.4%
Textiles	NM
Transportation	1.7%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (100.8%)
3Com Corp.* (Telecommunications)	19,474	$46,543
99 Cents Only Stores* (Retail)	2,184	20,770
Activision, Inc.* (Software)	5,824	157,539
Acxiom Corp. (Software)	3,458	40,908
ADC Telecommunications, Inc.* (Telecommunications)	5,642	79,101
ADTRAN, Inc. (Telecommunications)	1,638	38,755
Advanced Medical Optics, Inc.* (Healthcare - Products)	2,184	45,864
Advent Software, Inc.* (Software)	546	21,764
AGCO Corp.* (Machinery-Diversified)	2,002	120,380
AGL Resources, Inc. (Gas)	3,640	123,760
Airgas, Inc. (Chemicals)	1,638	78,837
AirTran Holdings, Inc.* (Airlines)	2,548	8,689
Alaska Air Group, Inc.* (Airlines)	2,002	43,003
Albemarle Corp. (Chemicals)	1,456	54,469
Alberto-Culver Co. (Cosmetics/Personal Care)	2,366	59,552
Alexander & Baldwin, Inc. (Transportation)	2,002	100,560
Alexandria Real Estate Equities, Inc. (REIT)	1,456	152,924
Alliant Energy Corp. (Electric)	5,278	198,822
AMB Property Corp. (REIT)	4,732	273,273
American Financial Group, Inc. (Insurance)	3,458	94,818
American Greetings Corp. - Class A (Household Products/Wares)	1,092	19,547
AmeriCredit Corp.* (Diversified Financial Services)	5,460	76,222
Ametek, Inc. (Electrical Components & Equipment)	1,820	88,306
AnnTaylor Stores Corp.* (Retail)	1,456	36,837
Apollo Investment Corp. (Investment Companies)	5,642	91,288
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,456	64,282
Aqua America, Inc. (Water)	3,822	70,439
Aquila, Inc.* (Electric)	18,200	65,520
Arch Coal, Inc. (Coal)	3,822	219,230
Arrow Electronics, Inc.* (Electronics)	6,006	163,423
Arthur J. Gallagher & Co. (Insurance)	4,550	111,793
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,458	51,663
Associated Banc-Corp (Banks)	6,188	174,935
Astoria Financial Corp. (Savings & Loans)	4,004	94,895
Atmel Corp.* (Semiconductors)	21,658	80,568
Avis Budget Group, Inc.* (Commercial Services)	5,096	67,675
Avnet, Inc.* (Electronics)	3,640	95,332
Avocent Corp.* (Internet)	1,274	24,856
Bank of Hawaii Corp. (Banks)	2,366	129,728
Barnes & Noble, Inc. (Retail)	2,366	76,374
BE Aerospace, Inc.* (Aerospace/Defense)	3,276	132,219
Beckman Coulter, Inc. (Healthcare - Products)	1,274	87,014
Belo Corp. - Class A (Media)	4,368	44,117
Bill Barrett Corp.* (Oil & Gas)	1,274	65,522
BJ’s Wholesale Club, Inc.* (Retail)	1,638	62,441
Black Hills Corp. (Electric)	1,820	70,998
Blyth, Inc. (Household Products/Wares)	1,092	18,389
Bob Evans Farms, Inc. (Retail)	1,638	45,979
Borders Group, Inc. (Retail)	2,912	18,346
BorgWarner, Inc. (Auto Parts & Equipment)	2,366	116,289
Boyd Gaming Corp. (Lodging)	2,730	51,187
BRE Properties, Inc. - Class A (REIT)	2,366	113,450
Brinker International, Inc. (Retail)	2,002	45,425
Broadridge Financial Solutions, Inc. (Software)	3,276	60,999
Cabot Corp. (Chemicals)	3,094	90,221
Cadence Design Systems, Inc.* (Computers)	8,918	99,257
Callaway Golf Co. (Leisure Time)	3,276	45,012
Camden Property Trust (REIT)	2,730	144,444
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,820	52,562
Carmax, Inc.* (Retail)	6,370	132,177
Carpenter Technology Corp. (Iron/Steel)	910	46,665
Cathay Bancorp, Inc. (Banks)	1,274	21,722
CBRL Group, Inc. (Retail)	546	20,169
Cephalon, Inc.* (Pharmaceuticals)	1,274	79,510
Charming Shoppes, Inc.* (Retail)	5,642	29,113
Chemtura Corp. (Chemicals)	11,648	80,604
ChoicePoint, Inc.* (Commercial Services)	1,274	61,598
Cincinnati Bell, Inc.* (Telecommunications)	12,012	55,736
City National Corp. (Banks)	2,002	97,137
Coldwater Creek, Inc.* (Retail)	1,274	6,803
Collective Brands, Inc.* (Retail)	3,094	38,273
Commscope, Inc.* (Telecommunications)	1,820	86,541
Con-way, Inc. (Transportation)	2,184	101,010
Corn Products International, Inc. (Food)	3,640	168,823
Corrections Corp. of America* (Commercial Services)	2,730	69,615
Cousins Properties, Inc. (REIT)	1,820	46,246
Crane Co. (Miscellaneous Manufacturing)	1,456	59,609
CSG Systems International, Inc.* (Software)	1,092	13,213
Cullen/Frost Bankers, Inc. (Banks)	2,912	162,548
Cypress Semiconductor Corp.* (Semiconductors)	5,460	153,535
Cytec Industries, Inc. (Chemicals)	1,092	64,439
Deluxe Corp. (Commercial Services)	1,456	30,955
DENTSPLY International, Inc. (Healthcare - Products)	2,548	99,041
DeVry, Inc. (Commercial Services)	1,274	72,618
Dick’s Sporting Goods, Inc.* (Retail)	1,456	41,642
Diebold, Inc. (Computers)	3,094	121,285
DPL, Inc. (Electric)	5,460	151,952
DRS Technologies, Inc. (Aerospace/Defense)	1,274	79,549
Duke-Weeks Realty Corp. (REIT)	7,098	173,333
Dycom Industries, Inc.* (Engineering & Construction)	1,092	15,703
Edwards Lifesciences Corp.* (Healthcare - Products)	1,092	60,519

See accompanying notes to the Schedules of Portfolio Investments.

Energen Corp. (Gas)	1,274	86,938
Energy East Corp. (Electric)	7,644	174,283
Entercom Communications Corp. (Media)	1,274	13,504
Equitable Resources, Inc. (Pipelines)	2,730	181,190
Equity One, Inc. (REIT)	1,820	44,954
Everest Re Group, Ltd.ADR (Insurance)	3,094	279,543
Exterran Holdings, Inc.* (Oil & Gas Services)	2,002	133,714
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,006	78,318
Federal Realty Investment Trust (REIT)	2,730	224,269
Federal Signal Corp. (Miscellaneous Manufacturing)	2,366	32,840
Ferro Corp. (Chemicals)	2,184	38,395
Fidelity National Title Group, Inc. - Class A (Insurance)	10,374	165,880
First American Financial Corp. (Insurance)	4,368	143,270
First Community Bancorp (Banks)	1,274	27,378
First Niagara Financial Group, Inc. (Savings & Loans)	5,096	73,535
FirstMerit Corp. (Banks)	3,822	78,427
Flowserve Corp. (Machinery-Diversified)	1,456	180,675
FMC Corp. (Chemicals)	1,820	114,260
Foot Locker, Inc. (Retail)	7,462	94,394
Forest Oil Corp.* (Oil & Gas)	4,186	246,681
Foundry Networks, Inc.* (Telecommunications)	4,004	50,971
Furniture Brands International, Inc. (Home Furnishings)	2,366	32,059
GATX Corp. (Trucking & Leasing)	2,366	104,104
Gentex Corp. (Electronics)	3,094	57,796
Granite Construction, Inc. (Engineering & Construction)	910	31,213
Great Plains Energy, Inc. (Electric)	4,186	107,329
Hanesbrands, Inc.* (Apparel)	2,184	76,484
Hanover Insurance Group, Inc. (Insurance)	2,548	114,354
Harsco Corp. (Miscellaneous Manufacturing)	2,366	140,375
Harte-Hanks, Inc. (Advertising)	1,092	14,917
Hawaiian Electric Industries, Inc. (Electric)	4,004	98,458
HCC Insurance Holdings, Inc. (Insurance)	1,820	44,918
Health Care REIT, Inc. (REIT)	4,186	202,812
Health Management Associates, Inc. - Class A* (Healthcare - Services)	11,648	83,050
Health Net, Inc.* (Healthcare - Services)	2,366	69,300
Helmerich & Payne, Inc. (Oil & Gas)	3,094	166,302
Herman Miller, Inc. (Office Furnishings)	910	21,230
Highwoods Properties, Inc. (REIT)	2,730	95,659
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,820	45,737
HNI Corp. (Office Furnishings)	1,274	27,735
Horace Mann Educators Corp. (Insurance)	2,184	36,953
Hormel Foods Corp. (Food)	1,820	71,726
Hospitality Properties Trust (REIT)	4,550	146,191
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	728	8,605
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,820	81,409
IDACORP, Inc. (Electric)	2,184	70,849
IDEX Corp. (Machinery-Diversified)	2,184	80,131
Imation Corp. (Computers)	1,638	38,296
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,822	12,422
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	7,098	120,737
Integrated Device Technology, Inc.* (Semiconductors)	9,100	97,279
International Rectifier Corp.* (Semiconductors)	3,458	78,704
International Speedway Corp. (Entertainment)	546	23,161
Intersil Corp. - Class A (Semiconductors)	6,370	170,206
J.B. Hunt Transport Services, Inc. (Transportation)	1,456	49,460
Jack Henry & Associates, Inc. (Computers)	1,456	38,264
Jefferies Group, Inc. (Diversified Financial Services)	2,730	51,324
JetBlue Airways Corp.* (Airlines)	8,736	44,029
JM Smucker Co. (Food)	2,730	136,172
Kansas City Southern Industries, Inc.* (Transportation)	2,002	90,250
KBR, Inc. (Engineering & Construction)	5,278	152,218
Kelly Services, Inc. - Class A (Commercial Services)	1,092	24,297
KEMET Corp.* (Electronics)	4,004	16,296
Kennametal, Inc. (Hand/Machine Tools)	2,184	75,938
Kindred Healthcare, Inc.* (Healthcare - Services)	1,456	34,551
Lam Research Corp.* (Semiconductors)	3,276	133,792
Lamar Advertising Co.* (Advertising)	2,184	86,355
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,092	41,703
Lear Corp.* (Auto Parts & Equipment)	3,640	103,995
Lee Enterprises, Inc. (Media)	2,002	15,475
Liberty Property Trust (REIT)	4,368	153,011
Life Time Fitness, Inc.* (Leisure Time)	546	19,847
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,092	32,891
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	910	69,433
Louisiana-Pacific Corp. (Forest Products & Paper)	4,914	56,560
Lubrizol Corp. (Chemicals)	3,276	191,056
M.D.C. Holdings, Inc. (Home Builders)	728	31,726
Mack-Cali Realty Corp. (REIT)	3,276	127,830
Manpower, Inc. (Commercial Services)	4,004	268,789

See accompanying notes to the Schedules of Portfolio Investments.

Martin Marietta Materials (Building Materials)	1,092	119,443
MDU Resources Group, Inc. (Electric)	8,736	252,208
Media General, Inc. - Class A (Media)	1,092	16,031
Mentor Graphics Corp.* (Computers)	4,368	43,986
Mercury General Corp. (Insurance)	1,638	81,720
Metavante Technologies, Inc.* (Software)	1,638	38,608
Millennium Pharmaceuticals, Inc.* (Biotechnology)	9,282	230,843
Minerals Technologies, Inc. (Chemicals)	546	36,986
Modine Manufacturing Co. (Auto Parts & Equipment)	1,638	28,780
Mohawk Industries, Inc.* (Textiles)	1,274	97,066
MPS Group, Inc.* (Commercial Services)	4,550	48,821
MSC Industrial Direct Co. - Class A (Retail)	910	44,372
National Fuel Gas Co. (Pipelines)	4,004	204,925
National Instruments Corp. (Computers)	1,456	42,836
Nationwide Health Properties, Inc. (REIT)	4,550	163,891
NCR Corp.* (Computers)	4,550	112,066
Netflix, Inc.* (Internet)	1,274	40,743
NeuStar, Inc.* (Telecommunications)	2,184	60,082
New York Community Bancorp (Savings & Loans)	15,652	292,223
Nordson Corp. (Machinery-Diversified)	910	53,717
Northeast Utilities System (Electric)	7,462	196,400
NSTAR (Electric)	5,096	164,142
OGE Energy Corp. (Electric)	4,368	142,790
Old Republic International Corp. (Insurance)	11,102	159,314
Olin Corp. (Chemicals)	3,640	73,419
Omnicare, Inc. (Pharmaceuticals)	5,824	118,518
ONEOK, Inc. (Gas)	5,096	245,220
Oshkosh Truck Corp. (Auto Manufacturers)	1,274	51,724
Overseas Shipholding Group, Inc. (Transportation)	546	41,092
Packaging Corp. of America (Packaging & Containers)	4,550	100,009
Palm, Inc. (Computers)	5,096	29,353
Parametric Technology Corp.* (Software)	4,004	69,790
Patterson-UTI Energy, Inc. (Oil & Gas)	3,276	91,531
PDL BioPharma, Inc.* (Biotechnology)	2,184	28,960
Pentair, Inc. (Miscellaneous Manufacturing)	4,732	174,280
PepsiAmericas, Inc. (Beverages)	1,638	42,097
Perrigo Co. (Pharmaceuticals)	2,366	96,982
PetSmart, Inc. (Retail)	2,184	48,878
Phillips-Van Heusen Corp. (Apparel)	1,820	76,822
Plains Exploration & Production Co.* (Oil & Gas)	2,366	147,354
PMI Group, Inc. (Insurance)	4,004	22,543
PNM Resources, Inc. (Electric)	3,640	52,744
Polycom, Inc.* (Telecommunications)	2,184	48,922
Potlatch Corp. (Forest Products & Paper)	910	40,777
Pride International, Inc.* (Oil & Gas)	8,008	339,940
Protective Life Corp. (Insurance)	3,458	147,380
Puget Energy, Inc. (Electric)	6,370	173,328
Quanta Services, Inc.* (Commercial Services)	6,006	159,399
Radian Group, Inc. (Insurance)	1,456	7,862
Raymond James Financial Corp. (Diversified Financial Services)	2,730	78,542
Rayonier, Inc. (Forest Products & Paper)	3,822	160,639
Realty Income Corp. (REIT)	4,914	129,287
Regency Centers Corp. (REIT)	3,276	234,463
Regis Corp. (Retail)	2,184	63,773
Reliance Steel & Aluminum Co. (Iron/Steel)	1,274	77,434
Rent-A-Center, Inc.* (Commercial Services)	3,276	70,532
Republic Services, Inc. (Environmental Control)	3,640	115,716
RF Micro Devices, Inc.* (Telecommunications)	14,014	47,227
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,456	90,447
RPM, Inc. (Chemicals)	5,824	129,875
Ruby Tuesday, Inc. (Retail)	2,548	21,683
Ruddick Corp. (Food)	1,820	70,434
Saks, Inc.* (Retail)	4,368	56,828
SCANA Corp. (Electric)	5,642	222,464
Scholastic Corp.* (Media)	1,274	35,863
Semtech Corp.* (Semiconductors)	1,638	26,601
Sensient Technologies Corp. (Chemicals)	2,184	65,018
Service Corp. International (Commercial Services)	8,008	88,969
Sierra Pacific Resources (Electric)	11,284	153,801
Smithfield Foods, Inc.* (Food)	5,642	161,813
Sonoco Products Co. (Packaging & Containers)	4,732	155,919
SPX Corp. (Miscellaneous Manufacturing)	1,638	201,474
StanCorp Financial Group, Inc. (Insurance)	1,092	55,954
STERIS Corp. (Healthcare - Products)	1,456	40,346
Superior Energy Services, Inc.* (Oil & Gas Services)	1,274	56,540
SVB Financial Group* (Banks)	910	44,281
Sybase, Inc.* (Software)	2,366	69,608
Synopsys, Inc.* (Computers)	4,732	109,357
Synovus Financial Corp. (Banks)	16,016	189,629
TCF Financial Corp. (Banks)	5,278	91,837
Tech Data Corp.* (Distribution/Wholesale)	2,730	91,755
Teleflex, Inc. (Miscellaneous Manufacturing)	1,820	100,264
Telephone & Data Systems, Inc. (Telecommunications)	5,096	195,177
Temple-Inland, Inc. (Forest Products & Paper)	5,096	59,470
The Brink’s Co. (Miscellaneous Manufacturing)	1,456	105,924

See accompanying notes to the Schedules of Portfolio Investments.

The Colonial BancGroup, Inc. (Banks)	9,464	77,037
The Commerce Group, Inc. (Insurance)	2,002	72,953
The Macerich Co. (REIT)	3,458	252,884
The Ryland Group, Inc. (Home Builders)	2,002	64,024
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,184	72,378
Thomas & Betts Corp.* (Electronics)	1,092	40,906
Thor Industries, Inc. (Home Builders)	728	22,073
Tidewater, Inc. (Oil & Gas Services)	2,730	178,051
Timken Co. (Metal Fabricate/Hardware)	4,550	164,482
Tootsie Roll Industries, Inc. (Food)	728	17,712
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,004	121,722
TriQuint Semiconductor, Inc.* (Semiconductors)	6,916	45,576
Tupperware Corp. (Household Products/Wares)	2,912	114,733
UDR, Inc. (REIT)	6,552	165,635
United Rentals, Inc.* (Commercial Services)	3,640	68,578
Unitrin, Inc. (Insurance)	2,548	96,671
Universal Corp. (Agriculture)	1,274	81,778
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,092	68,403
URS Corp.* (Engineering & Construction)	3,822	154,179
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,368	58,007
Valspar Corp. (Chemicals)	4,914	108,010
Varian, Inc.* (Electronics)	728	37,077
Vectren Corp. (Gas)	3,640	102,939
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,004	102,182
Vishay Intertechnology, Inc.* (Electronics)	8,918	84,275
Wabtec Corp. (Machinery-Diversified)	1,274	54,629
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,184	73,950
Washington Federal, Inc. (Savings & Loans)	4,186	99,669
Webster Financial Corp. (Banks)	2,548	66,375
Weingarten Realty Investors (REIT)	3,640	134,280
WellCare Health Plans, Inc.* (Healthcare - Services)	728	31,872
Werner Enterprises, Inc. (Transportation)	2,184	42,479
Westamerica Bancorp (Banks)	728	42,544
Westar Energy, Inc. (Electric)	4,550	105,514
WGL Holdings, Inc. (Gas)	2,366	77,605
Wilmington Trust Corp. (Banks)	3,276	107,715
Wind River Systems, Inc.* (Software)	2,730	22,495
Wisconsin Energy Corp. (Electric)	5,642	267,769
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,094	55,723
YRC Worldwide, Inc.* (Transportation)	2,730	44,362
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	1,274	46,819

TOTAL COMMON STOCKS (Cost $23,854,282)		26,863,906

	Principal Amount
Repurchase Agreements (0.4%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $20,001 (Collateralized by $20,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $20,936)	$20,000	20,000
Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $26,001 (Collateralized by $27,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $27,213)	26,000	26,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $33,002 (Collateralized by $34,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $33,676)	33,000	33,000
UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $14,001 (Collateralized by $15,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $15,135)	14,000	14,000

TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000

TOTAL INVESTMENT SECURITIES (Cost $23,947,282) — 101.2%		26,956,906
Net other assets (liabilities) — (1.2)%		(307,511)

NET ASSETS — 100.0%		$26,649,395

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.4%
Aerospace/Defense	0.8%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.1%
Banks	5.0%
Beverages	0.2%
Biotechnology	1.4%
Building Materials	0.4%
Chemicals	4.0%
Coal	0.8%

See accompanying notes to the Schedules of Portfolio Investments.

Commercial Services	4.0%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.1%
Electric	9.9%
Electrical Components & Equipment	0.6%
Electronics	1.8%
Engineering & Construction	1.4%
Entertainment	0.1%
Environmental Control	0.4%
Food	2.4%
Forest Products & Paper	1.1%
Gas	2.4%
Hand/Machine Tools	0.6%
Healthcare - Products	1.4%
Healthcare - Services	1.2%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	6.0%
Internet	0.2%
Investment Companies	0.3%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	2.0%
Media	0.6%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.5%
Office Furnishings	0.2%
Oil & Gas	3.8%
Oil & Gas Services	1.4%
Packaging & Containers	1.0%
Pharmaceuticals	1.3%
Pipelines	1.5%
REIT	11.1%
Retail	3.5%
Savings & Loans	2.2%
Semiconductors	3.3%
Software	1.8%
Telecommunications	2.6%
Textiles	0.4%
Transportation	1.9%
Trucking & Leasing	0.4%
Water	0.3%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (99.9%)
ACI Worldwide, Inc.* (Software)	2,436	$53,836
Activision, Inc.* (Software)	11,484	310,642
ADTRAN, Inc. (Telecommunications)	1,740	41,168
Advance Auto Parts, Inc. (Retail)	6,960	241,373
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,044	21,924
Advent Software, Inc.* (Software)	696	27,743
Aeropostale, Inc.* (Retail)	4,524	143,818
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,436	241,992
Affymetrix, Inc.* (Biotechnology)	4,872	53,154
AGCO Corp.* (Machinery-Diversified)	3,132	188,327
Airgas, Inc. (Chemicals)	3,132	150,743
AirTran Holdings, Inc.* (Airlines)	2,784	9,493
Albemarle Corp. (Chemicals)	3,480	130,187
Alberto-Culver Co. (Cosmetics/Personal Care)	2,436	61,314
Alliance Data Systems Corp.* (Commercial Services)	5,220	299,680
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,088	229,179
American Eagle Outfitters, Inc. (Retail)	14,616	268,496
American Greetings Corp. - Class A (Household Products/Wares)	2,088	37,375
Ametek, Inc. (Electrical Components & Equipment)	4,524	219,505
Amphenol Corp. - Class A (Electronics)	12,180	562,472
AnnTaylor Stores Corp.* (Retail)	2,088	52,826
Apria Healthcare Group, Inc.* (Healthcare - Services)	3,132	55,186
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,436	107,549
Aqua America, Inc. (Water)	3,480	64,136
Arch Coal, Inc. (Coal)	4,524	259,497
Avnet, Inc.* (Electronics)	5,220	136,712
Avocent Corp.* (Internet)	1,392	27,158
BE Aerospace, Inc.* (Aerospace/Defense)	1,740	70,226
Beckman Coulter, Inc. (Healthcare - Products)	2,436	166,379
Bill Barrett Corp.* (Oil & Gas)	696	35,795
BJ’s Wholesale Club, Inc.* (Retail)	2,088	79,595
BorgWarner, Inc. (Auto Parts & Equipment)	4,524	222,355
Brinker International, Inc. (Retail)	4,176	94,753
Broadridge Financial Solutions, Inc. (Software)	4,872	90,717
Brown & Brown, Inc. (Insurance)	7,656	146,995
Cadence Design Systems, Inc.* (Computers)	5,916	65,845
Career Education Corp.* (Commercial Services)	6,264	126,220
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,740	50,251
Carmax, Inc.* (Retail)	5,916	122,757
Carpenter Technology Corp. (Iron/Steel)	2,088	107,073
Cathay Bancorp, Inc. (Banks)	1,392	23,734
CBRL Group, Inc. (Retail)	1,044	38,565
Cephalon, Inc.* (Pharmaceuticals)	2,784	173,749
Cerner Corp.* (Software)	4,524	209,326
CF Industries Holdings, Inc. (Chemicals)	3,132	418,748
Charles River Laboratories International, Inc.* (Biotechnology)	4,524	262,618
Cheesecake Factory, Inc.* (Retail)	4,872	110,253
Chico’s FAS, Inc.* (Retail)	11,832	83,652
Chipotle Mexican Grill, Inc. - Class A* (Retail)	2,088	204,895
ChoicePoint, Inc.* (Commercial Services)	3,132	151,432
Church & Dwight, Inc. (Household Products/Wares)	4,524	257,054
Cimarex Energy Co. (Oil & Gas)	5,568	346,886
Cleveland-Cliffs, Inc. (Iron/Steel)	2,784	446,554
Coldwater Creek, Inc.* (Retail)	2,436	13,008
Commercial Metals Co. (Metal Fabricate/Hardware)	8,004	249,245
Commscope, Inc.* (Telecommunications)	1,740	82,737
Community Health Systems, Inc.* (Healthcare - Services)	6,612	248,148
Copart, Inc.* (Retail)	4,872	199,119
Corinthian Colleges, Inc.* (Commercial Services)	5,916	67,147
Corrections Corp. of America* (Commercial Services)	4,872	124,236
Covance, Inc.* (Healthcare - Services)	4,176	349,907
Crane Co. (Miscellaneous Manufacturing)	1,392	56,988
Cree Research, Inc.* (Semiconductors)	5,916	153,816
CSG Systems International, Inc.* (Software)	1,044	12,632
Cypress Semiconductor Corp.* (Semiconductors)	3,132	88,072
Cytec Industries, Inc. (Chemicals)	1,044	61,606
Deluxe Corp. (Commercial Services)	1,740	36,992
Denbury Resources, Inc.* (Oil & Gas)	16,704	510,474
DENTSPLY International, Inc. (Healthcare - Products)	6,612	257,008
DeVry, Inc. (Commercial Services)	2,436	138,852
Dick’s Sporting Goods, Inc.* (Retail)	3,480	99,528
Digital River, Inc.* (Internet)	2,784	91,454
Dollar Tree, Inc.* (Retail)	6,264	197,942
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,872	212,127
DRS Technologies, Inc. (Aerospace/Defense)	1,044	65,187
DST Systems, Inc.* (Computers)	3,480	208,243
Dun & Bradstreet Corp. (Software)	3,828	322,700
Dycom Industries, Inc.* (Engineering & Construction)	1,392	20,017
Eaton Vance Corp. (Diversified Financial Services)	8,352	305,683
Edwards Lifesciences Corp.* (Healthcare - Products)	2,436	135,003
Encore Acquisition Co.* (Oil & Gas)	3,828	174,672
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	9,048	224,662
Energen Corp. (Gas)	3,132	213,728
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,828	302,642

See accompanying notes to the Schedules of Portfolio Investments.

Equitable Resources, Inc. (Pipelines)	4,524	300,258
Exterran Holdings, Inc.* (Oil & Gas Services)	1,740	116,215
F5 Networks, Inc.* (Internet)	5,916	133,879
Fair Isaac Corp. (Software)	3,480	86,200
Fastenal Co. (Distribution/Wholesale)	8,700	424,647
Flowserve Corp. (Machinery-Diversified)	1,740	215,917
FMC Corp. (Chemicals)	2,436	152,932
FMC Technologies, Inc.* (Oil & Gas Services)	8,700	584,640
Foundry Networks, Inc.* (Telecommunications)	4,524	57,591
Frontier Oil Corp. (Oil & Gas)	7,308	181,604
Gartner Group, Inc.* (Commercial Services)	4,524	103,690
Gen-Probe, Inc.* (Healthcare - Products)	3,828	215,746
Gentex Corp. (Electronics)	5,568	104,010
Getty Images, Inc.* (Advertising)	3,132	102,260
Global Payments, Inc. (Software)	5,220	231,037
Graco, Inc. (Machinery-Diversified)	4,176	172,928
Granite Construction, Inc. (Engineering & Construction)	1,044	35,809
GUESS?, Inc. (Apparel)	3,828	146,536
Hanesbrands, Inc.* (Apparel)	3,480	121,870
Hansen Natural Corp.* (Beverages)	4,176	147,789
Harris Corp. (Telecommunications)	9,396	507,666
Harsco Corp. (Miscellaneous Manufacturing)	2,436	144,528
Harte-Hanks, Inc. (Advertising)	1,740	23,768
HCC Insurance Holdings, Inc. (Insurance)	5,220	128,830
Health Net, Inc.* (Healthcare - Services)	4,176	122,315
Helmerich & Payne, Inc. (Oil & Gas)	2,436	130,935
Henry Schein, Inc.* (Healthcare - Products)	6,264	346,838
Herman Miller, Inc. (Office Furnishings)	2,784	64,951
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,436	61,217
HNI Corp. (Office Furnishings)	1,392	30,304
Hologic, Inc.* (Healthcare - Products)	17,400	507,906
Hormel Foods Corp. (Food)	2,436	96,003
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,392	16,453
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,392	62,264
IDEX Corp. (Machinery-Diversified)	2,436	89,377
International Speedway Corp. (Entertainment)	1,392	59,049
Intuitive Surgical, Inc.* (Healthcare - Products)	2,436	704,637
Invitrogen Corp.* (Biotechnology)	3,132	293,061
ITT Educational Services, Inc.* (Commercial Services)	2,088	160,066
J.B. Hunt Transport Services, Inc. (Transportation)	3,828	130,037
Jack Henry & Associates, Inc. (Computers)	3,132	82,309
Jefferies Group, Inc. (Diversified Financial Services)	3,480	65,424
John Wiley & Sons, Inc. (Media)	3,132	144,229
Jones Lang LaSalle, Inc. (Real Estate)	2,436	189,058
Joy Global, Inc. (Machinery - Construction & Mining)	7,308	542,619
Kansas City Southern Industries, Inc.* (Transportation)	2,436	109,815
KBR, Inc. (Engineering & Construction)	4,176	120,436
Kennametal, Inc. (Hand/Machine Tools)	2,088	72,600
Kinetic Concepts, Inc.* (Healthcare - Products)	3,828	151,819
Korn/Ferry International* (Commercial Services)	3,132	58,443
Lam Research Corp.* (Semiconductors)	4,524	184,760
Lamar Advertising Co.* (Advertising)	2,436	96,319
Life Time Fitness, Inc.* (Leisure Time)	1,392	50,599
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,436	73,372
Lincare Holdings, Inc.* (Healthcare - Services)	4,872	118,584
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,740	132,762
M.D.C. Holdings, Inc. (Home Builders)	1,392	60,663
Macrovision Corp.* (Entertainment)	3,480	54,914
Martin Marietta Materials (Building Materials)	1,392	152,257
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,088	103,231
McAfee, Inc.* (Internet)	10,788	358,701
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,828	78,857
Metavante Technologies, Inc.* (Software)	3,480	82,024
Millennium Pharmaceuticals, Inc.* (Biotechnology)	8,700	216,369
Mine Safety Appliances Co. (Environmental Control)	2,088	77,611
Minerals Technologies, Inc. (Chemicals)	696	47,147
Mohawk Industries, Inc.* (Textiles)	1,740	132,571
MSC Industrial Direct Co. - Class A (Retail)	2,088	101,811
National Instruments Corp. (Computers)	1,740	51,191
Navigant Consulting Co.* (Commercial Services)	3,132	63,016
NBTY, Inc.* (Pharmaceuticals)	3,828	107,758
NCR Corp.* (Computers)	5,916	145,711
Netflix, Inc.* (Internet)	1,740	55,645
NeuStar, Inc.* (Telecommunications)	2,088	57,441
Newfield Exploration Co.* (Oil & Gas)	9,048	549,757
Nordson Corp. (Machinery-Diversified)	1,044	61,627
NVR, Inc.* (Home Builders)	348	213,498
O’Reilly Automotive, Inc.* (Retail)	8,004	231,076
Oshkosh Truck Corp. (Auto Manufacturers)	3,480	141,288
Overseas Shipholding Group, Inc. (Transportation)	1,392	104,762

See accompanying notes to the Schedules of Portfolio Investments.

Pacific Sunwear of California, Inc.* (Retail)	4,872	65,334
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,436	41,534
Parametric Technology Corp.* (Software)	2,436	42,459
Patterson-UTI Energy, Inc. (Oil & Gas)	5,916	165,293
PDL BioPharma, Inc.* (Biotechnology)	4,872	64,603
PepsiAmericas, Inc. (Beverages)	1,740	44,718
Perrigo Co. (Pharmaceuticals)	1,740	71,323
PetSmart, Inc. (Retail)	5,568	124,612
Pharmaceutical Product Development, Inc. (Commercial Services)	6,960	288,283
Phillips-Van Heusen Corp. (Apparel)	1,392	58,756
Pioneer Natural Resources Co. (Oil & Gas)	8,004	462,071
Plains Exploration & Production Co.* (Oil & Gas)	4,176	260,081
Plantronics, Inc. (Telecommunications)	3,480	86,687
Polycom, Inc.* (Telecommunications)	3,132	70,157
Potlatch Corp. (Forest Products & Paper)	1,392	62,376
Psychiatric Solutions, Inc.* (Healthcare - Services)	3,828	132,870
Quanta Services, Inc.* (Commercial Services)	3,132	83,123
Quicksilver Resources, Inc.* (Oil & Gas)	6,960	288,770
Radian Group, Inc. (Insurance)	3,480	18,792
Raymond James Financial Corp. (Diversified Financial Services)	2,436	70,084
Reliance Steel & Aluminum Co. (Iron/Steel)	2,784	169,212
Republic Services, Inc. (Environmental Control)	5,916	188,070
ResMed, Inc.* (Healthcare - Products)	5,220	225,086
Rollins, Inc. (Commercial Services)	2,784	44,349
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,828	237,795
Ross Stores, Inc. (Retail)	9,396	314,672
Saks, Inc.* (Retail)	3,480	45,275
Scientific Games Corp. - Class A* (Entertainment)	4,524	127,396
SEI Investments Co. (Software)	8,700	202,449
Semtech Corp.* (Semiconductors)	2,088	33,909
Sepracor, Inc.* (Pharmaceuticals)	7,656	164,987
Service Corp. International (Commercial Services)	6,612	73,459
Silicon Laboratories, Inc.* (Semiconductors)	3,828	129,272
Sotheby’s (Commercial Services)	4,524	125,315
Southwestern Energy Co.* (Oil & Gas)	22,968	971,776
SPX Corp. (Miscellaneous Manufacturing)	1,392	171,216
SRA International, Inc. - Class A* (Computers)	2,784	73,136
StanCorp Financial Group, Inc. (Insurance)	1,740	89,158
Steel Dynamics, Inc. (Iron/Steel)	13,224	460,856
Stericycle, Inc.* (Environmental Control)	5,916	315,796
STERIS Corp. (Healthcare - Products)	2,436	67,502
Strayer Education, Inc. (Commercial Services)	1,044	193,860
Superior Energy Services, Inc.* (Oil & Gas Services)	3,828	169,887
SVB Financial Group* (Banks)	1,044	50,801
Sybase, Inc.* (Software)	2,784	81,905
Synopsys, Inc.* (Computers)	3,132	72,381
Techne Corp.* (Healthcare - Products)	2,784	201,896
Terra Industries, Inc.* (Chemicals)	6,264	237,155
The Brink’s Co. (Miscellaneous Manufacturing)	1,392	101,268
The Corporate Executive Board Co. (Commercial Services)	2,436	106,137
The Timberland Co. - Class A* (Apparel)	3,480	50,808
The Warnaco Group, Inc.* (Apparel)	3,132	144,510
Thomas & Betts Corp.* (Electronics)	1,740	65,180
Thor Industries, Inc. (Home Builders)	1,392	42,205
Toll Brothers, Inc.* (Home Builders)	8,700	196,968
Tootsie Roll Industries, Inc. (Food)	696	16,934
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,088	130,792
Urban Outfitters, Inc.* (Retail)	7,656	262,218
Valassis Communications, Inc.* (Commercial Services)	3,132	44,474
ValueClick, Inc.* (Internet)	6,612	131,909
Varian, Inc.* (Electronics)	1,044	53,171
VCA Antech, Inc.* (Pharmaceuticals)	5,568	180,236
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,480	88,810
W.R. Berkley Corp. (Insurance)	11,136	286,084
Wabtec Corp. (Machinery-Diversified)	1,392	59,689
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,784	94,266
WellCare Health Plans, Inc.* (Healthcare - Services)	1,740	76,177
Westamerica Bancorp (Banks)	1,044	61,011
Western Digital Corp.* (Computers)	14,964	433,806
Williams Sonoma, Inc. (Retail)	5,916	156,182
Wind River Systems, Inc.* (Software)	1,392	11,470
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	3,132	115,101

TOTAL COMMON STOCKS (Cost $33,735,441)		36,733,227

	Principal Amount
Repurchase Agreements (0.1%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $6,281)	$6,000	6,000

See accompanying notes to the Schedules of Portfolio Investments.

Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $8,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $9,071)	8,000	8,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $10,001 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $10,895)	10,000	10,000
UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $6,054)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000

TOTAL INVESTMENT SECURITIES (Cost $33,764,441) — 100.0%		36,762,227
Net other assets (liabilities)NM		(10,837)

NET ASSETS — 100.0%		$36,751,390

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.7%
Aerospace/Defense	1.0%
Airlines	NM
Apparel	1.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.6%
Banks	0.4%
Beverages	0.5%
Biotechnology	2.6%
Building Materials	0.4%
Chemicals	3.2%
Coal	0.7%
Commercial Services	6.1%
Computers	3.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.2%
Diversified Financial Services	2.2%
Electrical Components & Equipment	1.6%
Electronics	2.5%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	1.6%
Food	0.3%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare - Products	8.4%
Healthcare - Services	3.6%
Home Builders	1.4%
Household Products/Wares	0.8%
Insurance	1.8%
Internet	2.2%
Iron/Steel	3.3%
Leisure Time	0.1%
Machinery - Construction & Mining	1.5%
Machinery-Diversified	2.5%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.3%
Oil & Gas	11.1%
Oil & Gas Services	2.4%
Pharmaceuticals	2.8%
Pipelines	0.8%
Real Estate	0.5%
Retail	8.7%
Semiconductors	1.5%
Software	4.5%
Telecommunications	2.5%
Textiles	0.4%
Transportation	1.0%
Water	0.2%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (99.7%)
4Kids Entertainment, Inc.* (Media)	432	$3,823
A.H. Belo Corp. - Class A* (Media)	432	4,212
A.M. Castle & Co. (Metal Fabricate/Hardware)	540	16,691
Aaron Rents, Inc. (Commercial Services)	648	16,135
ABM Industries, Inc. (Commercial Services)	1,404	29,400
Acadia Realty Trust (REIT)	1,026	26,307
Actel Corp.* (Semiconductors)	810	13,349
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,350	64,584
Adaptec, Inc.* (Telecommunications)	3,834	10,697
Administaff, Inc. (Commercial Services)	756	19,800
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,134	15,876
Aftermarket Technology Corp.* (Auto Parts & Equipment)	378	8,660
Agilysys, Inc. (Computers)	702	7,694
Albany International Corp. - Class A (Machinery-Diversified)	540	19,602
ALLETE, Inc. (Electric)	810	33,834
Alliance One International, Inc.* (Agriculture)	2,808	17,269
Allscripts Healthcare Solutions, Inc.* (Software)	972	10,848
Alpharma, Inc. - Class A* (Pharmaceuticals)	1,404	34,552
AMCOL International Corp. (Mining)	270	8,019
American States Water Co. (Water)	540	18,911
AMERIGROUP Corp.* (Healthcare - Services)	1,134	29,473
Analogic Corp. (Electronics)	270	15,549
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	540	8,203
Angelica Corp. (Textiles)	324	5,236
Anixter International, Inc.* (Telecommunications)	594	33,840
Apogee Enterprises, Inc. (Building Materials)	918	20,481
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,188	28,702
Applied Signal Technology, Inc. (Telecommunications)	378	4,324
Arch Chemicals, Inc. (Chemicals)	810	27,597
Arctic Cat, Inc. (Leisure Time)	378	2,865
Arkansas Best Corp. (Transportation)	810	31,979
ArQule, Inc.* (Biotechnology)	702	2,703
Arris Group, Inc.* (Telecommunications)	4,374	35,429
ArthroCare Corp.* (Healthcare - Products)	378	17,033
Astec Industries, Inc.* (Machinery - Construction & Mining)	378	13,854
ATMI, Inc.* (Semiconductors)	648	19,077
Atmos Energy Corp. (Gas)	2,862	79,220
Atwood Oceanics, Inc.* (Oil & Gas)	432	43,498
Audiovox Corp. - Class A* (Telecommunications)	594	6,486
Avid Technology, Inc.* (Software)	486	10,143
Avista Corp. (Electric)	1,674	34,367
Axcelis Technologies, Inc.* (Semiconductors)	3,240	17,496
Baldor Electric Co. (Hand/Machine Tools)	972	31,493
Bank Mutual Corp. (Banks)	1,566	17,524
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	1,350	4,158
BankUnited Financial Corp. - Class A (Savings & Loans)	972	3,820
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,458	38,025
Bassett Furniture Industries, Inc. (Home Furnishings)	378	4,513
Bel Fuse, Inc. - Class B (Electronics)	162	4,223
Belden, Inc. (Electrical Components & Equipment)	1,458	49,193
Benchmark Electronics, Inc.* (Electronics)	2,268	40,325
Big 5 Sporting Goods Corp. (Retail)	702	6,451
Biolase Technology, Inc.* (Healthcare - Products)	324	842
BioMed Realty Trust, Inc. (REIT)	2,106	54,756
Black Box Corp. (Telecommunications)	540	16,054
Blue Coat Systems, Inc.* (Internet)	702	14,819
Blue Nile, Inc.* (Internet)	216	10,729
Boston Private Financial Holdings, Inc. (Banks)	594	5,524
Bowne & Co., Inc. (Commercial Services)	540	8,986
Brady Corp. - Class A (Electronics)	756	25,666
Briggs & Stratton Corp. (Machinery-Diversified)	1,566	23,835
Bristow Group, Inc.* (Transportation)	324	17,091
Brookline Bancorp, Inc. (Savings & Loans)	1,890	20,412
Brooks Automation, Inc.* (Semiconductors)	2,106	21,818
Brown Shoe Co., Inc. (Retail)	1,404	23,419
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,242	10,718
Buffalo Wild Wings, Inc.* (Retail)	270	8,302
Building Materials Holding Corp. (Distribution/Wholesale)	918	4,278
C&D Technologies, Inc.* (Electrical Components & Equipment)	810	4,471
Cabela’s, Inc.* (Retail)	1,242	16,804
Cabot Microelectronics Corp.* (Chemicals)	324	11,032
California Pizza Kitchen, Inc.* (Retail)	324	5,051
Cambrex Corp. (Biotechnology)	918	5,370
Captaris, Inc.* (Software)	864	4,173
Cascade Bancorp (Banks)	324	2,955
Cascade Corp. (Machinery-Diversified)	162	7,006
Casey’s General Stores, Inc. (Retail)	864	19,120
Cash America International, Inc. (Retail)	432	17,621
Catapult Communications Corp.* (Computers)	108	780
CDI Corp. (Commercial Services)	432	11,750
Centene Corp.* (Healthcare - Services)	810	14,880

See accompanying notes to the Schedules of Portfolio Investments.

Central Garden & Pet Co. - Class A* (Household Products/Wares)	2,268	11,385
Central Pacific Financial Corp. (Banks)	972	17,846
Central Vermont Public Service Corp. (Electric)	324	7,549
Century Aluminum Co.* (Mining)	594	41,158
CH Energy Group, Inc. (Electric)	432	15,276
Champion Enterprises, Inc.* (Home Builders)	2,484	25,635
Charlotte Russe Holding, Inc.* (Retail)	324	5,145
Checkpoint Systems, Inc.* (Electronics)	810	21,003
Chemed Corp. (Commercial Services)	324	11,048
Chesapeake Corp.* (Packaging & Containers)	648	2,838
Ciber, Inc.* (Computers)	1,728	10,817
CKE Restaurants, Inc. (Retail)	1,728	18,127
Clarcor, Inc. (Miscellaneous Manufacturing)	756	31,722
Cleco Corp. (Electric)	1,890	45,379
Cognex Corp. (Machinery-Diversified)	1,404	35,381
Cohu, Inc. (Semiconductors)	756	13,132
Colonial Properties Trust (REIT)	1,512	36,636
Columbia Banking System, Inc. (Banks)	594	16,086
Community Bank System, Inc. (Banks)	972	24,776
CONMED Corp.* (Healthcare - Products)	594	15,159
Consolidated Graphics, Inc.* (Commercial Services)	216	12,565
Corus Bankshares, Inc. (Banks)	1,026	7,521
CPI Corp. (Commercial Services)	162	3,055
Cross Country Healthcare, Inc.* (Commercial Services)	1,026	12,271
CryoLife, Inc.* (Biotechnology)	594	6,308
CTS Corp. (Electronics)	1,134	12,757
Cubic Corp. (Electronics)	216	5,856
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	486	9,409
Cyberonics, Inc.* (Healthcare - Products)	378	5,972
CyberSource Corp.* (Internet)	1,026	18,622
Cymer, Inc.* (Electronics)	594	15,438
Datascope Corp. (Healthcare - Products)	432	16,183
Delphi Financial Group, Inc. - Class A (Insurance)	432	11,759
DiamondRock Hospitality Co. (REIT)	3,024	38,556
Digi International, Inc.* (Software)	432	3,560
Dime Community Bancshares, Inc. (Savings & Loans)	810	15,123
Ditech Networks, Inc.* (Telecommunications)	810	2,309
Downey Financial Corp. (Savings & Loans)	594	8,399
DSP Group, Inc.* (Semiconductors)	540	7,090
East West Bancorp, Inc. (Banks)	756	10,765
EastGroup Properties, Inc. (REIT)	756	36,069
El Paso Electric Co.* (Electric)	918	20,719
Electro Scientific Industries, Inc.* (Electronics)	864	14,178
EMCOR Group, Inc.* (Engineering & Construction)	2,052	51,423
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	324	11,761
Entertainment Properties Trust (REIT)	918	48,984
Enzo Biochem, Inc.* (Biotechnology)	648	5,301
Essex Property Trust, Inc. (REIT)	810	96,390
Esterline Technologies Corp.* (Aerospace/Defense)	540	30,056
Ethan Allen Interiors, Inc. (Home Furnishings)	972	26,701
Exar Corp.* (Semiconductors)	1,566	13,201
Extra Space Storage, Inc. (REIT)	1,296	21,812
FairPoint Communications, Inc. (Telecommunications)	864	7,957
FEI Co.* (Electronics)	1,134	24,801
Financial Federal Corp. (Diversified Financial Services)	810	18,913
First BanCorp (Banks)	2,430	25,005
First Commonwealth Financial Corp. (Banks)	2,052	25,547
First Financial Bancorp (Banks)	972	12,753
First Midwest Bancorp, Inc. (Banks)	1,566	39,980
FirstFed Financial Corp.* (Savings & Loans)	432	6,601
Flagstar Bancorp, Inc. (Savings & Loans)	1,188	7,271
Fleetwood Enterprises, Inc.* (Home Builders)	2,052	7,079
Flowers Foods, Inc. (Food)	702	18,175
Forestar Real Estate Group, Inc.* (Real Estate)	594	14,791
Franklin Bank Corp. Houston* (Savings & Loans)	810	1,256
Fred’s, Inc. (Retail)	1,296	14,360
Frontier Financial Corp. (Banks)	1,350	21,600
Fuller (H.B.) Co. (Chemicals)	1,890	43,621
G & K Services, Inc. (Textiles)	648	20,431
Gardner Denver, Inc.* (Machinery-Diversified)	648	30,100
GenCorp, Inc.* (Aerospace/Defense)	1,296	11,107
General Communication, Inc. - Class A* (Telecommunications)	540	3,353
Genesco, Inc.* (Retail)	270	5,983
Gentiva Health Services, Inc.* (Healthcare - Services)	864	18,783
Georgia Gulf Corp. (Chemicals)	1,080	6,491
Gerber Scientific, Inc.* (Machinery-Diversified)	756	7,008
Gevity HR, Inc. (Commercial Services)	756	5,156
Gibraltar Industries, Inc. (Iron/Steel)	972	10,157
Glacier Bancorp, Inc. (Banks)	918	18,892
Greatbatch, Inc.* (Electrical Components & Equipment)	324	5,890
Griffon Corp.* (Miscellaneous Manufacturing)	864	8,078
Group 1 Automotive, Inc. (Retail)	702	18,729
Guaranty Financial Group, Inc.* (Savings & Loans)	1,134	8,675
See accompanying notes to the Schedules of Portfolio Investments.

Gulf Island Fabrication, Inc. (Oil & Gas Services)	162	6,405
Hancock Holding Co. (Banks)	486	20,057
Hanmi Financial Corp. (Banks)	1,242	8,682
Harmonic, Inc.* (Telecommunications)	2,970	24,562
Haverty Furniture Cos., Inc. (Retail)	702	6,409
Healthcare Services Group, Inc. (Commercial Services)	648	9,888
Heidrick & Struggles International, Inc. (Commercial Services)	540	16,162
Hilb, Rogal, and Hobbs Co. (Insurance)	432	12,498
Hillenbrand, Inc.* (Commercial Services)	810	15,422
HMS Holdings Corp.* (Commercial Services)	270	6,958
Home Properties, Inc. (REIT)	1,026	53,937
Hot Topic, Inc.* (Retail)	594	3,154
Hub Group, Inc. - Class A* (Transportation)	648	21,183
Hutchinson Technology, Inc.* (Computers)	378	5,345
Iconix Brand Group, Inc.* (Apparel)	1,296	20,632
IHOP Corp. (Retail)	270	12,593
Independent Bank Corp. (Banks)	648	5,171
Informatica Corp.* (Software)	1,674	26,717
Inland Real Estate Corp. (REIT)	1,836	29,651
Insight Enterprises, Inc.* (Retail)	1,566	18,886
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	864	14,619
Interface, Inc. - Class A (Office Furnishings)	1,188	15,254
Invacare Corp. (Healthcare - Products)	1,026	18,509
Investment Technology Group, Inc.* (Diversified Financial Services)	540	26,060
ION Geophysical Corp.* (Oil & Gas Services)	1,728	27,527
Irwin Financial Corp. (Banks)	594	3,469
Itron, Inc.* (Electronics)	378	35,184
J & J Snack Foods Corp. (Food)	216	6,186
Jack in the Box, Inc.* (Retail)	702	18,778
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	432	10,148
JDA Software Group, Inc.* (Software)	540	10,206
Jo-Ann Stores, Inc.* (Retail)	810	15,341
Kaman Corp. (Aerospace/Defense)	810	21,951
Kaydon Corp. (Metal Fabricate/Hardware)	486	25,452
Keithley Instruments, Inc. (Electronics)	432	4,545
Kilroy Realty Corp. (REIT)	1,026	53,680
Kirby Corp.* (Transportation)	702	38,498
Kite Realty Group Trust (REIT)	918	12,466
Kopin Corp.* (Semiconductors)	1,404	4,184
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,674	11,032
La-Z-Boy, Inc. (Home Furnishings)	1,620	10,319
LaBranche & Co., Inc.* (Diversified Financial Services)	1,728	11,042
Laclede Group, Inc. (Gas)	702	26,550
Lance, Inc. (Food)	972	20,373
LandAmerica Financial Group, Inc. (Insurance)	486	13,948
Landry’s Restaurants, Inc. (Retail)	378	6,037
Lawson Products, Inc. (Metal Fabricate/Hardware)	108	2,741
Lennox International, Inc. (Building Materials)	1,944	64,424
Lexington Corporate Properties Trust (REIT)	1,944	27,994
Libbey, Inc. (Housewares)	486	6,901
Lindsay Manufacturing Co. (Machinery-Diversified)	162	16,867
Lithia Motors, Inc. - Class A (Retail)	486	4,374
Littelfuse, Inc.* (Electrical Components & Equipment)	378	13,895
Live Nation, Inc.* (Commercial Services)	2,322	32,020
Longs Drug Stores Corp. (Retail)	1,026	41,102
LTC Properties, Inc. (REIT)	648	17,645
Lufkin Industries, Inc. (Oil & Gas Services)	216	16,297
Lydall, Inc.* (Miscellaneous Manufacturing)	540	6,291
M/I Schottenstein Homes, Inc. (Home Builders)	378	6,483
MagneTek, Inc.* (Electrical Components & Equipment)	648	2,268
Maidenform Brands, Inc.* (Apparel)	594	8,851
Manhattan Associates, Inc.* (Computers)	324	8,427
ManTech International Corp. - Class A* (Software)	270	12,898
Marcus Corp. (Lodging)	702	11,646
MarineMax, Inc.* (Retail)	594	6,772
Massey Energy Co. (Coal)	2,538	132,814
Material Sciences Corp.* (Iron/Steel)	378	3,001
Matria Healthcare, Inc.* (Healthcare - Services)	702	17,901
Matrix Service Co.* (Oil & Gas Services)	486	9,773
MAXIMUS, Inc. (Commercial Services)	324	12,286
MedCath Corp.* (Healthcare - Services)	432	8,018
Medical Properties Trust, Inc. (REIT)	2,052	24,932
Mentor Corp. (Healthcare - Products)	486	14,225
Mercury Computer Systems, Inc.* (Computers)	432	3,465
Meridian Bioscience, Inc. (Healthcare - Products)	486	13,088
Methode Electronics, Inc. (Electronics)	1,188	12,878
Micrel, Inc. (Semiconductors)	1,728	16,969
Microsemi Corp.* (Semiconductors)	1,296	31,752
Mid-America Apartment Communities, Inc. (REIT)	810	42,525
Midas, Inc.* (Commercial Services)	324	5,032
MKS Instruments, Inc.* (Semiconductors)	1,458	33,315
Mobile Mini, Inc.* (Storage/Warehousing)	486	10,327
Monaco Coach Corp. (Home Builders)	972	6,153

See accompanying notes to the Schedules of Portfolio Investments.

Moog, Inc. - Class A* (Aerospace/Defense)	648	27,935
Movado Group, Inc. (Retail)	378	8,256
MTS Systems Corp. (Computers)	270	9,283
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,188	38,456
Multimedia Games, Inc.* (Leisure Time)	378	1,610
Myers Industries, Inc. (Miscellaneous Manufacturing)	432	5,435
Nash Finch Co. (Food)	432	15,803
NATCO Group, Inc. - Class A* (Oil & Gas Services)	270	13,662
National Penn Bancshares, Inc. (Banks)	2,538	42,359
National Presto Industries, Inc. (Housewares)	162	8,779
National Retail Properties, Inc. (REIT)	2,268	51,960
NCI Building Systems, Inc.* (Building Materials)	648	15,643
Neenah Paper, Inc. (Forest Products & Paper)	486	11,168
Network Equipment Technologies, Inc.* (Telecommunications)	594	3,861
New Jersey Resources Corp. (Gas)	1,296	41,278
Newport Corp.* (Electronics)	1,188	13,674
Northwest Natural Gas Co. (Gas)	864	38,768
Novatel Wireless, Inc.* (Telecommunications)	1,026	9,152
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	378	3,440
O’Charley’s, Inc. (Retail)	702	8,143
Odyssey Healthcare, Inc.* (Healthcare - Services)	594	5,435
Old Dominion Freight Line, Inc.* (Transportation)	378	11,605
Old National Bancorp (Banks)	2,106	36,034
OM Group, Inc.* (Chemicals)	972	53,227
Omnicell, Inc.* (Software)	648	7,789
Omnova Solutions, Inc.* (Chemicals)	1,350	4,604
On Assignment, Inc.* (Commercial Services)	1,134	7,972
Osteotech, Inc.* (Healthcare - Products)	540	2,732
Owens & Minor, Inc. (Distribution/Wholesale)	1,296	58,735
Oxford Industries, Inc. (Apparel)	486	13,506
PAREXEL International Corp.* (Commercial Services)	1,080	27,432
Park Electrochemical Corp. (Electronics)	648	17,561
Parkway Properties, Inc. (REIT)	486	19,275
Patriot Coal Corp.* (Coal)	324	21,400
PC-Tel, Inc.* (Internet)	702	5,770
Peet’s Coffee & Tea, Inc.* (Beverages)	216	5,018
Penford Corp. (Chemicals)	378	8,301
Pennsylvania REIT (REIT)	1,188	29,914
Perficient, Inc.* (Internet)	486	4,461
Performance Food Group Co.* (Food)	1,134	37,944
Pericom Semiconductor Corp.* (Semiconductors)	540	9,202
Perry Ellis International, Inc.* (Apparel)	216	4,933
PetroQuest Energy, Inc.* (Oil & Gas)	378	7,855
Phase Forward, Inc.* (Software)	864	15,898
Phoenix Technologies, Ltd.* (Software)	540	6,367
Photon Dynamics, Inc.* (Electronics)	540	5,978
Photronics, Inc.* (Semiconductors)	1,350	14,310
Piedmont Natural Gas Co., Inc. (Gas)	2,376	62,465
Pinnacle Entertainment, Inc.* (Entertainment)	1,890	29,333
Pioneer Drilling Co.* (Oil & Gas)	756	12,345
Piper Jaffray* (Diversified Financial Services)	540	20,120
Planar Systems, Inc.* (Electronics)	378	862
Plexus Corp.* (Electronics)	972	23,415
PolyOne Corp.* (Chemicals)	2,970	21,919
Presidential Life Corp. (Insurance)	702	11,906
ProAssurance Corp.* (Insurance)	378	19,970
Progress Software Corp.* (Software)	540	16,324
Prosperity Bancshares, Inc. (Banks)	648	20,069
Provident Bankshares Corp. (Banks)	1,026	13,143
PS Business Parks, Inc. (REIT)	486	27,819
PSS World Medical, Inc.* (Healthcare - Products)	702	11,562
Quaker Chemical Corp. (Chemicals)	324	10,044
Quanex Building Products Corp.* (Building Materials)	648	11,016
Quiksilver, Inc.* (Apparel)	1,188	11,559
Radiant Systems, Inc.* (Computers)	540	7,285
Radio One, Inc. - Class D* (Media)	1,188	1,188
RadiSys Corp.* (Computers)	432	4,074
Ralcorp Holdings, Inc.* (Food)	270	16,481
RC2 Corp.* (Toys/Games/Hobbies)	216	3,996
Red Robin Gourmet Burgers, Inc.* (Retail)	216	8,873
Regal-Beloit Corp. (Hand/Machine Tools)	1,026	38,054
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,080	21,190
RehabCare Group, Inc.* (Healthcare - Services)	540	9,180
Res-Care, Inc.* (Healthcare - Services)	810	13,195
Rewards Network, Inc.* (Commercial Services)	378	1,822
RLI Corp. (Insurance)	270	12,960
Robbins & Myers, Inc. (Machinery-Diversified)	756	30,134
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,080	36,644
Rogers Corp.* (Electronics)	270	8,624
RTI International Metals, Inc.* (Mining)	378	15,570
Rudolph Technologies, Inc.* (Semiconductors)	918	9,327
Russ Berrie and Co., Inc.* (Household Products/Wares)	540	7,571
Ruth’s Chris Steak House, Inc.* (Retail)	324	2,381
Safety Insurance Group, Inc. (Insurance)	540	19,386
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	648	4,549

See accompanying notes to the Schedules of Portfolio Investments.

Sanderson Farms, Inc. (Food)	216	9,001
Savient Pharmaceuticals, Inc.* (Biotechnology)	756	16,511
School Specialty, Inc.* (Retail)	540	15,898
Schulman (A.), Inc. (Chemicals)	864	18,317
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	486	10,755
SCPIE Holdings, Inc.* (Insurance)	270	7,501
SEACOR SMIT, Inc.* (Oil & Gas Services)	324	27,576
Selective Insurance Group, Inc. (Insurance)	1,674	35,690
Senior Housing Properties Trust (REIT)	3,024	72,425
Shaw Group, Inc.* (Engineering & Construction)	1,404	69,386
SI International, Inc.* (Computers)	162	3,716
Signature Bank* (Banks)	432	11,396
Skechers U.S.A., Inc. - Class A* (Apparel)	648	15,325
Skyline Corp. (Home Builders)	216	5,944
SkyWest, Inc. (Airlines)	810	15,414
Skyworks Solutions, Inc.* (Semiconductors)	3,672	31,910
Smith Corp. (Miscellaneous Manufacturing)	702	21,720
Sonic Automotive, Inc. (Retail)	972	19,722
South Financial Group, Inc. (Banks)	2,322	14,025
South Jersey Industries, Inc. (Gas)	918	33,516
Southern Union Co. (Gas)	3,942	100,994
Southwest Gas Corp. (Gas)	1,350	38,974
Sovran Self Storage, Inc. (REIT)	702	31,379
Spartan Motors, Inc. (Auto Parts & Equipment)	648	6,085
Spartan Stores, Inc. (Food)	702	14,658
Spectrum Brands, Inc.* (Household Products/Wares)	1,296	5,819
Spherion Corp.* (Commercial Services)	1,782	8,803
Standard Microsystems Corp.* (Semiconductors)	432	12,809
Standard Motor Products, Inc. (Auto Parts & Equipment)	378	2,298
Standex International Corp. (Miscellaneous Manufacturing)	378	7,968
StarTek, Inc.* (Commercial Services)	378	3,565
Stein Mart, Inc. (Retail)	810	4,317
Sterling Bancorp (Banks)	594	9,748
Sterling Bancshares, Inc. (Banks)	2,322	24,126
Sterling Financial Corp. (Savings & Loans)	1,620	19,780
Stewart Information Services Corp. (Insurance)	594	14,547
Stone Energy Corp.* (Oil & Gas)	540	32,908
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	486	3,655
Superior Industries International, Inc. (Auto Parts & Equipment)	756	15,354
Supertex, Inc.* (Semiconductors)	216	4,635
Susquehanna Bancshares, Inc. (Banks)	2,700	53,703
Swift Energy Co.* (Oil & Gas)	324	16,893
SWS Group, Inc. (Diversified Financial Services)	702	9,210
Sykes Enterprises, Inc.* (Computers)	648	10,770
Symmetricom, Inc.* (Telecommunications)	1,458	6,255
Symmetry Medical, Inc.* (Healthcare - Products)	378	5,303
Synaptics, Inc.* (Computers)	378	12,829
SYNNEX Corp.* (Software)	540	12,895
Take-Two Interactive Software, Inc.* (Software)	1,080	28,339
Tanger Factory Outlet Centers, Inc. (REIT)	972	39,210
Technitrol, Inc. (Electronics)	1,296	27,216
Tetra Tech, Inc.* (Environmental Control)	1,134	23,961
TETRA Technologies, Inc.* (Oil & Gas Services)	756	12,293
Texas Industries, Inc. (Building Materials)	540	41,801
Texas Roadhouse, Inc. - Class A* (Retail)	702	8,284
The Andersons, Inc. (Agriculture)	324	14,726
The Cato Corp. - Class A (Retail)	972	15,737
The Children’s Place Retail Stores, Inc.* (Retail)	216	5,022
The Finish Line, Inc. - Class A (Retail)	1,566	10,289
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	756	20,805
The Hain Celestial Group, Inc.* (Food)	648	15,993
The Knot, Inc.* (Internet)	378	4,438
The Men’s Wearhouse, Inc. (Retail)	756	20,132
The Nautilus Group, Inc. (Leisure Time)	1,026	3,704
The Navigators Group, Inc.* (Insurance)	216	10,584
The Pep Boys - Manny, Moe & Jack (Retail)	1,296	11,560
The Standard Register Co. (Household Products/Wares)	378	3,583
The Steak n Shake Co.* (Retail)	918	7,252
Theragenics Corp.* (Pharmaceuticals)	1,080	4,590
THQ, Inc.* (Software)	972	20,684
Tollgrade Communications, Inc.* (Telecommunications)	432	2,177
Tower Group, Inc. (Insurance)	324	7,611
Tredegar Corp. (Miscellaneous Manufacturing)	756	12,353
TreeHouse Foods, Inc.* (Food)	972	22,035
Triarc Cos., Inc. (Retail)	1,998	14,186
Triumph Group, Inc. (Aerospace/Defense)	324	19,074
Tronox, Inc. - Class B (Chemicals)	1,296	3,875
TrueBlue, Inc.* (Commercial Services)	648	8,249
TrustCo Bank Corp. NY (Banks)	2,376	20,742
TTM Technologies, Inc.* (Electronics)	702	9,344
Tuesday Morning Corp.* (Retail)	972	5,288
Tween Brands, Inc.* (Retail)	378	7,182
UGI Corp. (Gas)	3,402	88,452
UIL Holdings Corp. (Electric)	810	25,353
Ultratech Stepper, Inc.* (Semiconductors)	756	10,781

See accompanying notes to the Schedules of Portfolio Investments.

UMB Financial Corp. (Banks)	864	42,889
Umpqua Holdings Corp. (Banks)	1,890	27,877
UniFirst Corp. (Textiles)	432	20,222
Unisource Energy Corp. (Electric)	1,134	35,426
United Bankshares, Inc. (Banks)	1,242	36,130
United Community Banks, Inc. (Banks)	1,296	17,794
United Fire & Casualty Co. (Insurance)	702	23,131
United Stationers, Inc.* (Distribution/Wholesale)	810	35,713
Universal Electronics, Inc.* (Home Furnishings)	216	5,551
Universal Forest Products, Inc. (Building Materials)	594	20,618
Valmont Industries, Inc. (Metal Fabricate/Hardware)	270	26,584
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,404	51,429
Veeco Instruments, Inc.* (Semiconductors)	1,026	19,320
Viad Corp. (Commercial Services)	648	20,386
Vicor Corp. (Electrical Components & Equipment)	432	5,210
ViroPharma, Inc.* (Pharmaceuticals)	1,134	10,387
Vital Signs, Inc. (Healthcare - Products)	108	5,652
Volt Information Sciences, Inc.* (Commercial Services)	432	5,763
W-H Energy Services, Inc.* (Oil & Gas Services)	324	25,042
Wabash National Corp. (Auto Manufacturers)	972	8,145
Watsco, Inc. (Distribution/Wholesale)	810	36,750
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	486	28,489
Watts Water Technologies, Inc. - Class A (Electronics)	1,026	27,569
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,620	12,539
WD-40 Co. (Household Products/Wares)	270	8,402
West Pharmaceutical Services, Inc. (Healthcare - Products)	540	25,331
Whitney Holding Corp. (Banks)	2,052	48,037
Winnebago Industries, Inc. (Home Builders)	324	5,213
Wintrust Financial Corp. (Banks)	378	11,990
Wolverine World Wide, Inc. (Apparel)	648	18,624
Woodward Governor Co. (Electronics)	972	34,146
World Fuel Services Corp. (Retail)	378	9,284
X-Rite, Inc.* (Electronics)	918	2,313
Zale Corp.* (Retail)	1,404	29,091
Zep, Inc. (Chemicals)	324	4,802
Zoll Medical Corp.* (Healthcare - Products)	324	10,815

TOTAL COMMON STOCKS (Cost $6,593,017)		8,140,454

TOTAL INVESTMENT SECURITIES (Cost $6,593,017) — 99.7%		8,140,454
Net other assets (liabilities) — 0.3%		26,198

NET ASSETS — 100.0%		$8,166,652

*	Non-income producing security

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Aerospace/Defense	1.3%
Agriculture	0.4%
Airlines	0.2%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	8.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.2%
Chemicals	2.6%
Coal	1.9%
Commercial Services	4.1%
Computers	0.9%
Distribution/Wholesale	1.6%
Diversified Financial Services	0.9%
Electric	2.7%
Electrical Components & Equipment	1.3%
Electronics	5.1%
Engineering & Construction	1.6%
Entertainment	0.4%
Environmental Control	0.3%
Food	2.5%
Forest Products & Paper	0.9%
Gas	6.3%
Hand/Machine Tools	0.9%
Healthcare - Products	2.0%
Healthcare - Services	1.5%
Home Builders	0.8%
Home Furnishings	0.6%
Household Products/Wares	0.4%
Housewares	0.2%
Insurance	2.4%

See accompanying notes to the Schedules of Portfolio Investments.

Internet	0.8%
Iron/Steel	0.1%
Leisure Time	NM
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery-Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	1.3%
Mining	0.8%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Oil & Gas	1.4%
Oil & Gas Services	1.7%
Packaging & Containers	NM
Pharmaceuticals	0.8%
REIT	11.0%
Real Estate	0.2%
Retail	6.3%
Savings & Loans	1.2%
Semiconductors	4.6%
Software	2.3%
Storage/Warehousing	0.1%
Telecommunications	1.9%
Textiles	0.5%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Water	0.2%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilites).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (99.6%)
A.H. Belo Corp. - Class A* (Media)	190	$1,853
AAR Corp.* (Aerospace/Defense)	1,425	33,345
Aaron Rents, Inc. (Commercial Services)	1,330	33,117
Abaxis, Inc.* (Healthcare - Products)	855	21,785
Aftermarket Technology Corp.* (Auto Parts & Equipment)	285	6,529
Air Methods Corp.* (Healthcare - Services)	380	15,238
Albany International Corp. - Class A (Machinery-Diversified)	380	13,794
Allscripts Healthcare Solutions, Inc.* (Software)	950	10,602
AMCOL International Corp. (Mining)	570	16,929
Amedisys, Inc.* (Healthcare - Services)	1,045	54,131
American Medical Systems Holdings, Inc.* (Healthcare - Products)	2,755	38,845
AMERIGROUP Corp.* (Healthcare - Services)	665	17,283
AMN Healthcare Services, Inc.* (Commercial Services)	1,140	16,633
AmSurg Corp.* (Healthcare - Services)	1,235	31,542
Analogic Corp. (Electronics)	190	10,942
Anixter International, Inc.* (Telecommunications)	475	27,061
Ansoft Corp.* (Computers)	570	18,901
ANSYS, Inc.* (Software)	3,040	122,299
Arbitron, Inc. (Commercial Services)	1,045	49,993
ArQule, Inc.* (Biotechnology)	475	1,829
ArthroCare Corp.* (Healthcare - Products)	570	25,684
Astec Industries, Inc.* (Machinery - Construction & Mining)	285	10,445
ATMI, Inc.* (Semiconductors)	475	13,984
Atwood Oceanics, Inc.* (Oil & Gas)	475	47,828
Avid Technology, Inc.* (Software)	760	15,861
Baldor Electric Co. (Hand/Machine Tools)	570	18,468
Bankrate, Inc.* (Commercial Services)	475	24,814
Basic Energy Services, Inc.* (Oil & Gas Services)	855	19,836
Bel Fuse, Inc. - Class B (Electronics)	190	4,953
Biolase Technology, Inc.* (Healthcare - Products)	570	1,482
Blackbaud, Inc. (Software)	1,710	40,168
Blue Coat Systems, Inc.* (Internet)	665	14,038
Blue Nile, Inc.* (Internet)	285	14,156
Boston Beer Co., Inc. - Class A* (Beverages)	380	16,834
Boston Private Financial Holdings, Inc. (Banks)	760	7,068
Bowne & Co., Inc. (Commercial Services)	380	6,323
Brady Corp. - Class A (Electronics)	1,140	38,703
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,045	49,543
Brightpoint, Inc.* (Distribution/Wholesale)	1,995	18,274
Bristow Group, Inc.* (Transportation)	475	25,056
Brush Engineered Materials, Inc.* (Mining)	760	23,568
Buffalo Wild Wings, Inc.* (Retail)	190	5,843
Cabot Microelectronics Corp.* (Chemicals)	570	19,409
Cabot Oil & Gas Corp. (Oil & Gas)	3,705	211,074
CACI International, Inc. - Class A* (Computers)	1,140	57,137
California Pizza Kitchen, Inc.* (Retail)	665	10,367
CARBO Ceramics, Inc. (Oil & Gas Services)	760	36,123
Cascade Bancorp (Banks)	665	6,065
Cascade Corp. (Machinery-Diversified)	190	8,218
Casey’s General Stores, Inc. (Retail)	855	18,921
Cash America International, Inc. (Retail)	570	23,250
Catapult Communications Corp.* (Computers)	190	1,372
CEC Entertainment, Inc.* (Retail)	1,140	42,408
Centene Corp.* (Healthcare - Services)	665	12,216
Century Aluminum Co.* (Mining)	380	26,330
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,045	40,713
Charlotte Russe Holding, Inc.* (Retail)	570	9,052
Chattem, Inc.* (Cosmetics/Personal Care)	760	53,109
Checkpoint Systems, Inc.* (Electronics)	570	14,780
Chemed Corp. (Commercial Services)	570	19,437
Christopher & Banks Corp. (Retail)	1,330	15,761
Clarcor, Inc. (Miscellaneous Manufacturing)	1,045	43,848
Coinstar, Inc.* (Commercial Services)	1,045	33,325
Comtech Telecommunications Corp.* (Telecommunications)	950	36,793
Concur Technologies, Inc.* (Software)	1,615	53,521
CONMED Corp.* (Healthcare - Products)	380	9,698
Consolidated Graphics, Inc.* (Commercial Services)	190	11,052
Cooper Cos., Inc. (Healthcare - Products)	1,710	59,850
Crocs, Inc.* (Apparel)	3,135	32,008
CryoLife, Inc.* (Biotechnology)	285	3,027
Cubic Corp. (Electronics)	380	10,302
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	29,427
Curtiss-Wright Corp. (Aerospace/Defense)	1,710	81,208
Cyberonics, Inc.* (Healthcare - Products)	380	6,004
CyberSource Corp.* (Internet)	1,425	25,864
Cymer, Inc.* (Electronics)	475	12,345
Daktronics, Inc. (Electronics)	1,330	19,671
DealerTrack Holdings, Inc.* (Internet)	1,140	21,934
Deckers Outdoor Corp.* (Apparel)	475	65,583
Delphi Financial Group, Inc. - Class A (Insurance)	1,140	31,031

See accompanying notes to the Schedules of Portfolio Investments.

Deltic Timber Corp. (Forest Products & Paper)	380	20,045
Digi International, Inc.* (Software)	475	3,914
Diodes, Inc.* (Semiconductors)	1,235	33,394
Dionex Corp.* (Electronics)	760	59,447
Dress Barn, Inc.* (Retail)	1,710	23,017
Drew Industries, Inc.* (Building Materials)	665	16,219
Drill-Quip, Inc.* (Oil & Gas Services)	1,045	59,732
DSP Group, Inc.* (Semiconductors)	570	7,484
East West Bancorp, Inc. (Banks)	1,520	21,645
El Paso Electric Co.* (Electric)	665	15,009
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	475	17,243
Enzo Biochem, Inc.* (Biotechnology)	380	3,108
Epicor Software Corp.* (Software)	2,280	18,240
EPIQ Systems, Inc.* (Software)	1,235	19,068
Esterline Technologies Corp.* (Aerospace/Defense)	475	26,439
Extra Space Storage, Inc. (REIT)	1,045	17,587
FactSet Research Systems, Inc. (Computers)	1,615	96,948
FairPoint Communications, Inc. (Telecommunications)	2,375	21,874
FARO Technologies, Inc.* (Electronics)	665	23,435
First Cash Financial Services, Inc.* (Retail)	1,140	16,918
FLIR Systems, Inc.* (Electronics)	5,225	179,374
Flowers Foods, Inc. (Food)	2,090	54,110
Forestar Real Estate Group, Inc.* (Real Estate)	665	16,559
Forward Air Corp. (Transportation)	1,140	38,863
Fossil, Inc.* (Household Products/Wares)	1,805	64,601
Gardner Denver, Inc.* (Machinery-Diversified)	1,235	57,366
GenCorp, Inc.* (Aerospace/Defense)	570	4,885
General Communication, Inc. - Class A* (Telecommunications)	1,140	7,079
Genesco, Inc.* (Retail)	570	12,631
Glacier Bancorp, Inc. (Banks)	950	19,551
Greatbatch, Inc.* (Electrical Components & Equipment)	475	8,636
Gulf Island Fabrication, Inc. (Oil & Gas Services)	190	7,513
Haemonetics Corp.* (Healthcare - Products)	950	54,368
Hancock Holding Co. (Banks)	380	15,683
Headwaters, Inc.* (Energy - Alternate Sources)	1,615	18,459
Healthcare Services Group, Inc. (Commercial Services)	855	13,047
HealthExtras, Inc.* (Pharmaceuticals)	1,425	40,213
Healthways, Inc.* (Healthcare - Services)	1,330	48,585
Heartland Express, Inc. (Transportation)	2,185	33,802
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,515	121,443
Hibbett Sports, Inc.* (Retail)	1,235	22,551
Hilb, Rogal, and Hobbs Co. (Insurance)	950	27,484
Hillenbrand, Inc.* (Commercial Services)	1,425	27,132
HMS Holdings Corp.* (Commercial Services)	475	12,241
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	855	42,639
Hot Topic, Inc.* (Retail)	950	5,045
Hub Group, Inc. - Class A* (Transportation)	665	21,739
Hutchinson Technology, Inc.* (Computers)	570	8,060
Iconix Brand Group, Inc.* (Apparel)	570	9,074
ICU Medical, Inc.* (Healthcare - Products)	475	11,932
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,375	126,350
IHOP Corp. (Retail)	190	8,862
Immucor, Inc.* (Healthcare - Products)	2,660	71,767
Infinity Property & Casualty Corp. (Insurance)	665	25,775
Informatica Corp.* (Software)	1,330	21,227
Infospace, Inc. (Internet)	1,235	14,894
Integra LifeSciences Holdings* (Biotechnology)	665	28,176
Interface, Inc. - Class A (Office Furnishings)	665	8,539
Intevac, Inc.* (Machinery-Diversified)	855	11,354
inVentiv Health, Inc.* (Advertising)	1,235	36,717
Investment Technology Group, Inc.* (Diversified Financial Services)	1,045	50,432
ION Geophysical Corp.* (Oil & Gas Services)	1,140	18,160
Itron, Inc.* (Electronics)	665	61,898
J & J Snack Foods Corp. (Food)	285	8,162
j2 Global Communications, Inc.* (Internet)	1,900	40,660
Jack in the Box, Inc.* (Retail)	1,520	40,660
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	570	13,389
JDA Software Group, Inc.* (Software)	380	7,182
Jos. A. Bank Clothiers, Inc.* (Retail)	665	16,233
K-Swiss, Inc. - Class A (Apparel)	1,045	15,309
Kaydon Corp. (Metal Fabricate/Hardware)	475	24,876
Kendle International, Inc.* (Commercial Services)	475	20,278
Kensey Nash Corp.* (Healthcare - Products)	475	13,851
Kirby Corp.* (Transportation)	1,235	67,727
Knight Transportation, Inc. (Transportation)	2,185	37,123
Kopin Corp.* (Semiconductors)	950	2,831
Landstar System, Inc. (Transportation)	2,090	108,596
LCA-Vision, Inc. (Healthcare - Products)	760	7,684
LHC Group, Inc.* (Healthcare - Services)	570	8,892
LifeCell Corp.* (Biotechnology)	1,140	57,889
Lindsay Manufacturing Co. (Machinery-Diversified)	285	29,674

See accompanying notes to the Schedules of Portfolio Investments.

Littelfuse, Inc.* (Electrical Components & Equipment)	380	13,969
LKQ Corp.* (Distribution/Wholesale)	4,370	95,091
LoJack Corp.* (Electronics)	760	7,516
Lufkin Industries, Inc. (Oil & Gas Services)	285	21,503
MagneTek, Inc.* (Electrical Components & Equipment)	380	1,330
Manhattan Associates, Inc.* (Computers)	570	14,826
Mannatech, Inc. (Pharmaceuticals)	570	3,722
ManTech International Corp. - Class A* (Software)	475	22,691
Martek Biosciences Corp.* (Biotechnology)	1,235	43,546
Matrix Service Co.* (Oil & Gas Services)	475	9,552
MAXIMUS, Inc. (Commercial Services)	285	10,807
Mentor Corp. (Healthcare - Products)	665	19,465
Mercury Computer Systems, Inc.* (Computers)	380	3,048
Meridian Bioscience, Inc. (Healthcare - Products)	950	25,584
Merit Medical Systems, Inc.* (Healthcare - Products)	1,045	15,372
Meritage Homes Corp.* (Home Builders)	1,045	19,824
Micros Systems, Inc.* (Computers)	3,230	115,149
Microsemi Corp.* (Semiconductors)	1,425	34,912
Midas, Inc.* (Commercial Services)	190	2,951
Mobile Mini, Inc.* (Storage/Warehousing)	760	16,150
Molina Healthcare, Inc.* (Healthcare - Services)	570	14,153
Monarch Casino & Resort, Inc.* (Lodging)	570	7,547
Moog, Inc. - Class A* (Aerospace/Defense)	855	36,859
Movado Group, Inc. (Retail)	285	6,224
MTS Systems Corp. (Computers)	380	13,064
Multimedia Games, Inc.* (Leisure Time)	475	2,024
Myers Industries, Inc. (Miscellaneous Manufacturing)	570	7,171
Nara Bancorp, Inc. (Banks)	855	11,226
NATCO Group, Inc. - Class A* (Oil & Gas Services)	380	19,228
NETGEAR, Inc.* (Telecommunications)	1,330	21,559
Network Equipment Technologies, Inc.* (Telecommunications)	285	1,853
NewMarket Corp. (Chemicals)	570	37,010
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	475	4,323
Nutri/System, Inc.* (Commercial Services)	1,235	24,799
Oceaneering International, Inc.* (Oil & Gas Services)	2,090	139,570
Odyssey Healthcare, Inc.* (Healthcare - Services)	570	5,216
Old Dominion Freight Line, Inc.* (Transportation)	665	20,416
Omnicell, Inc.* (Software)	570	6,851
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,710	36,714
Orbital Sciences Corp.* (Aerospace/Defense)	2,280	61,355
P.F. Chang’s China Bistro, Inc.* (Retail)	1,045	32,426
Palomar Medical Technologies, Inc.* (Healthcare - Products)	665	9,377
Panera Bread Co. - Class A* (Retail)	1,235	64,541
Papa John’s International, Inc.* (Retail)	760	20,520
PAREXEL International Corp.* (Commercial Services)	760	19,304
Patriot Coal Corp.* (Coal)	665	43,923
Pediatrix Medical Group, Inc.* (Healthcare - Services)	1,900	129,238
Peet’s Coffee & Tea, Inc.* (Beverages)	190	4,414
Penn Virginia Corp. (Oil & Gas)	1,615	84,787
Perficient, Inc.* (Internet)	570	5,233
Pericom Semiconductor Corp.* (Semiconductors)	380	6,475
Perry Ellis International, Inc.* (Apparel)	190	4,340
PetMed Express, Inc.* (Pharmaceuticals)	950	10,659
Petroleum Development* (Oil & Gas)	570	42,881
PetroQuest Energy, Inc.* (Oil & Gas)	1,140	23,689
Pharmanet Development Group, Inc.* (Commercial Services)	760	18,134
PharMerica Corp.* (Pharmaceuticals)	1,140	19,414
Phase Forward, Inc.* (Software)	570	10,488
Philadelphia Consolidated Holding Corp.* (Insurance)	2,280	84,086
Phoenix Technologies, Ltd.* (Software)	380	4,480
Pioneer Drilling Co.* (Oil & Gas)	1,045	17,065
Planar Systems, Inc.* (Electronics)	285	650
Plexus Corp.* (Electronics)	665	16,020
Polaris Industries, Inc. (Leisure Time)	1,330	61,911
Pool Corp. (Distribution/Wholesale)	1,805	39,403
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	570	25,086
Pre-Paid Legal Services, Inc.* (Commercial Services)	380	16,621
PrivateBancorp, Inc. (Banks)	950	32,290
ProAssurance Corp.* (Insurance)	855	45,170
Progress Software Corp.* (Software)	950	28,719
Prosperity Bancshares, Inc. (Banks)	665	20,595
PSS World Medical, Inc.* (Healthcare - Products)	1,615	26,599
Quality Systems, Inc. (Software)	665	21,360
Quanex Building Products Corp.* (Building Materials)	570	9,690
Quiksilver, Inc.* (Apparel)	3,325	32,352
Radiant Systems, Inc.* (Computers)	380	5,126
Radio One, Inc. - Class D* (Media)	1,710	1,710
RadiSys Corp.* (Computers)	380	3,583
Ralcorp Holdings, Inc.* (Food)	665	40,592
RC2 Corp.* (Toys/Games/Hobbies)	475	8,788
Red Robin Gourmet Burgers, Inc.* (Retail)	380	15,610
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,235	24,231

See accompanying notes to the Schedules of Portfolio Investments.

Rewards Network, Inc.* (Commercial Services)	570	2,747
RLI Corp. (Insurance)	380	18,240
Robbins & Myers, Inc. (Machinery-Diversified)	380	15,147
Rogers Corp.* (Electronics)	380	12,137
RTI International Metals, Inc.* (Mining)	380	15,652
Ruth’s Chris Steak House, Inc.* (Retail)	380	2,793
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,045	7,336
Sanderson Farms, Inc. (Food)	380	15,835
Savient Pharmaceuticals, Inc.* (Biotechnology)	760	16,598
ScanSource, Inc.* (Distribution/Wholesale)	950	23,722
Sciele Pharma, Inc.* (Pharmaceuticals)	1,330	25,629
SEACOR SMIT, Inc.* (Oil & Gas Services)	475	40,427
Secure Computing Corp.* (Internet)	2,185	14,465
Select Comfort Corp.* (Retail)	1,805	5,451
Shaw Group, Inc.* (Engineering & Construction)	1,425	70,423
Shuffle Master, Inc.* (Entertainment)	1,330	6,530
SI International, Inc.* (Computers)	380	8,717
Signature Bank* (Banks)	570	15,037
Simpson Manufacturing Co., Inc. (Building Materials)	1,425	37,606
Skechers U.S.A., Inc. - Class A* (Apparel)	475	11,234
SkyWest, Inc. (Airlines)	1,425	27,118
Skyworks Solutions, Inc.* (Semiconductors)	1,805	15,685
Smith Micro Software, Inc.* (Software)	1,140	9,838
Sonic Corp.* (Retail)	2,375	52,226
Sonic Solutions* (Electronics)	1,045	9,604
Spartan Motors, Inc. (Auto Parts & Equipment)	475	4,460
SPSS, Inc.* (Software)	760	32,102
St. Mary Land & Exploration Co. (Oil & Gas)	2,375	103,835
Stage Stores, Inc. (Retail)	1,615	25,420
Stamps.com, Inc.* (Internet)	665	9,117
Standard Microsystems Corp.* (Semiconductors)	380	11,267
Standard Pacific Corp. (Home Builders)	2,470	12,498
Stone Energy Corp.* (Oil & Gas)	475	28,946
Stratasys, Inc.* (Computers)	855	16,621
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	285	2,143
Sunrise Assisted Living, Inc.* (Healthcare - Services)	1,710	36,679
Superior Well Services, Inc.* (Oil & Gas Services)	570	13,572
Supertex, Inc.* (Semiconductors)	285	6,116
SurModics, Inc.* (Healthcare - Products)	570	25,348
Swift Energy Co.* (Oil & Gas)	760	39,626
Sykes Enterprises, Inc.* (Computers)	475	7,895
Symmetry Medical, Inc.* (Healthcare - Products)	855	11,996
Synaptics, Inc.* (Computers)	570	19,346
Take-Two Interactive Software, Inc.* (Software)	1,520	39,885
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,330	78,111
Tetra Tech, Inc.* (Environmental Control)	855	18,066
TETRA Technologies, Inc.* (Oil & Gas Services)	1,900	30,894
Texas Industries, Inc. (Building Materials)	380	29,416
Texas Roadhouse, Inc. - Class A* (Retail)	1,235	14,573
The Andersons, Inc. (Agriculture)	285	12,953
The Children’s Place Retail Stores, Inc.* (Retail)	665	15,461
The Gymboree Corp.* (Apparel)	1,140	49,271
The Hain Celestial Group, Inc.* (Food)	760	18,757
The Knot, Inc.* (Internet)	570	6,692
The Men’s Wearhouse, Inc. (Retail)	1,140	30,358
The Navigators Group, Inc.* (Insurance)	285	13,965
THQ, Inc.* (Software)	1,330	28,302
Toro Co. (Housewares)	1,520	64,433
Tower Group, Inc. (Insurance)	380	8,926
Tractor Supply Co.* (Retail)	1,330	47,295
TradeStation Group, Inc.* (Diversified Financial Services)	1,140	10,636
Trimble Navigation, Ltd.* (Electronics)	4,655	152,637
Triumph Group, Inc. (Aerospace/Defense)	285	16,778
TrueBlue, Inc.* (Commercial Services)	855	10,884
TTM Technologies, Inc.* (Electronics)	760	10,116
Tween Brands, Inc.* (Retail)	475	9,025
Tyler Technologies, Inc.* (Computers)	1,330	19,245
UCBH Holdings, Inc. (Banks)	3,990	29,047
UMB Financial Corp. (Banks)	380	18,863
Unit Corp.* (Oil & Gas)	1,805	114,636
United Natural Foods, Inc.* (Food)	1,615	31,977
United Online, Inc. (Internet)	2,565	27,394
Universal Electronics, Inc.* (Home Furnishings)	285	7,325
Universal Technical Institute, Inc.* (Commercial Services)	760	8,618
USANA Health Sciences, Inc.* (Pharmaceuticals)	285	5,558
Valmont Industries, Inc. (Metal Fabricate/Hardware)	285	28,061
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,235	45,238
ViaSat, Inc.* (Telecommunications)	1,045	23,095
Vicor Corp. (Electrical Components & Equipment)	190	2,291
ViroPharma, Inc.* (Pharmaceuticals)	1,330	12,183
Vital Signs, Inc. (Healthcare - Products)	190	9,943
Volcom, Inc.* (Apparel)	570	10,824

See accompanying notes to the Schedules of Portfolio Investments.

W-H Energy Services, Inc.* (Oil & Gas Services)	855	66,083
Waste Connections, Inc.* (Environmental Control)	2,660	85,306
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,045	61,258
WD-40 Co. (Household Products/Wares)	285	8,869
Websense, Inc.* (Internet)	1,710	33,259
West Pharmaceutical Services, Inc. (Healthcare - Products)	570	26,739
Wilshire Bancorp, Inc. (Banks)	665	5,480
Winnebago Industries, Inc. (Home Builders)	760	12,228
Wintrust Financial Corp. (Banks)	380	12,054
WMS Industries, Inc.* (Leisure Time)	1,615	58,447
Wolverine World Wide, Inc. (Apparel)	1,235	35,494
Woodward Governor Co. (Electronics)	950	33,373
World Acceptance Corp.* (Diversified Financial Services)	665	26,188
World Fuel Services Corp. (Retail)	665	16,332
Wright Express Corp.* (Commercial Services)	1,520	50,160
Zenith National Insurance Corp. (Insurance)	1,425	52,924
Zep, Inc. (Chemicals)	380	5,632
Zoll Medical Corp.* (Healthcare - Products)	380	12,684
Zumiez, Inc.* (Retail)	665	13,932

TOTAL COMMON STOCKS (Cost $6,938,695)		9,449,519

	Principal Amount
Repurchase Agreements (0.6%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $12,001 (Collateralized by $12,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $12,561)	$12,000	12,000
Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $16,001 (Collateralized by $17,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $17,134)	16,000	16,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $20,001 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $20,800)	20,000	20,000
UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $10,001 (Collateralized by $11,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $11,099)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $6,996,695) — 100.2%		9,507,519
Net other assets (liabilities) — (0.2)%		(19,462)

NET ASSETS — 100.0%		$9,488,057

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.4%
Aerospace/Defense	3.7%
Agriculture	0.1%
Airlines	0.3%
Apparel	2.7%
Auto Parts & Equipment	0.1%
Banks	2.3%
Beverages	0.2%
Biotechnology	1.9%
Building Materials	1.0%
Chemicals	0.7%
Coal	0.5%
Commercial Services	5.6%
Computers	4.3%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	7.2%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.1%
Environmental Control	1.1%
Food	1.8%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	6.7%
Healthcare - Services	4.0%

See accompanying notes to the Schedules of Portfolio Investments.

Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.7%
Insurance	3.3%
Internet	2.4%
Leisure Time	1.3%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery-Diversified	1.4%
Media	NM
Metal Fabricate/Hardware	0.6%
Mining	0.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.1%
Oil & Gas	7.5%
Oil & Gas Services	6.7%
Pharmaceuticals	1.6%
REIT	0.2%
Real Estate	0.2%
Retail	6.8%
Semiconductors	2.0%
Software	5.3%
Storage/Warehousing	0.2%
Telecommunications	1.4%
Toys/Games/Hobbies	0.2%
Transportation	3.7%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks † (98.8%)
ABB, Ltd. (Engineering & Construction)	7,579	$232,448
Alcatel SA (Telecommunications)	10,070	67,167
Alcon, Inc. (Healthcare - Products)	1,113	175,854
ArcelorMittal (Iron/Steel)	3,392	302,193
ASML Holding NV* (Semiconductors)	4,242	120,303
AstraZeneca PLC (Pharmaceuticals)	3,604	151,296
Barclays PLC (Banks)	3,657	133,115
BP Amoco PLC (Oil & Gas)	5,194	378,071
Credit Suisse Group (Diversified Financial Services)	2,703	144,205
DaimlerChrysler AG (Auto Manufacturers)	2,385	184,647
Deutsche Bank AG (Banks)	1,431	170,919
Diageo PLC (Beverages)	1,961	160,606
Elan Corp. PLC* (Pharmaceuticals)	7,261	190,892
GlaxoSmithKline PLC (Pharmaceuticals)	5,035	222,094
HSBC Holdings PLC (Banks)	3,710	321,991
Millicom International Cellular SA* (Telecommunications)	1,325	143,113
Nokia OYJ (Telecommunications)	8,533	256,587
Novartis AG (Pharmaceuticals)	4,876	245,409
Rio Tinto PLC (Mining)	636	298,920
Royal Dutch Shell PLC - Class A (Oil & Gas)	5,194	417,130
Ryanair Holdings PLC* (Airlines)	2,703	73,278
Sanofi-Aventis (Pharmaceuticals)	5,300	204,474
SAP AG (Software)	3,604	181,029
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	1,696	93,178
Siemens AG (Miscellaneous Manufacturing)	1,855	219,725
Telefonaktiebolaget LM Ericsson (Telecommunications)	4,558	114,953
Tenaris S.A. (Iron/Steel)	2,915	154,524
Total Fina SA (Oil & Gas)	4,081	342,804
UBS AG* (Diversified Financial Services)	4,241	142,455
Vodafone Group PLC (Telecommunications)	9,593	303,714

TOTAL COMMON STOCKS ($3,921,641)		6,147,094

	Principal Amount
Repurchase Agreements (0.3%)
Bank of America, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $3,140)	$3,000	3,000
Deutsche Bank, 1.90%, 5/1/08, dated 4/30/08, with a repurchase price of $5,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $6,047)	5,000	5,000
HSBC, 1.91%, 5/1/08, dated 4/30/08, with a repurchase price of $6,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $6,933)	6,000	6,000
UBS, 1.88%, 5/1/08, dated 4/30/08, with a repurchase price of $4,000 (Collateralized by $5,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $5,045)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES (Cost $3,939,641) — 99.1%		6,165,094
Net other assets (liabilities) — 0.9%		55,128

NET ASSETS — 100.0%		$6,220,222

†	As of April 30, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Airlines	1.2%
Auto Manufacturers	3.0%
Banks	10.0%
Beverages	2.6%
Diversified Financial Services	4.6%
Engineering & Construction	3.7%
Healthcare - Products	2.8%
Iron/Steel	7.4%
Mining	4.8%
Miscellaneous Manufacturing	3.5%
Oil & Gas	18.3%
Pharmaceuticals	17.8%
Semiconductors	1.9%
Software	2.9%
Telecommunications	14.3%
Other**	1.2%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2008:

Finland	4.1%
France	9.9%
Germany	12.2%
Ireland	4.3%
Luxembourg(a)	9.6%
Netherlands	1.9%
Sweden	1.8%
Switzerland	15.1%

See accompanying notes to the Schedules of Portfolio Investments.

United Kingdom	39.9%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities).
(a)	Securities classified as Luxembourg have significant trading operations in other regions.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (83.8%)
3M Co. (Miscellaneous Manufacturing)	5,633	$433,178
Abbott Laboratories (Pharmaceuticals)	12,298	648,719
Abercrombie & Fitch Co. - Class A (Retail)	688	51,125
ACE, Ltd.ADR (Insurance)	2,623	158,141
Adobe Systems, Inc.* (Software)	4,515	168,364
Advanced Micro Devices, Inc.* (Semiconductors)	4,816	28,703
Aetna, Inc. (Healthcare - Services)	3,956	172,482
Affiliated Computer Services, Inc. - Class A* (Computers)	774	40,999
AFLAC, Inc. (Insurance)	3,784	252,279
Agilent Technologies, Inc.* (Electronics)	2,924	88,334
Air Products & Chemicals, Inc. (Chemicals)	1,720	169,300
Akamai Technologies, Inc.* (Internet)	1,333	47,681
Alcoa, Inc. (Mining)	6,493	225,827
Allegheny Energy, Inc. (Electric)	1,333	71,715
Allegheny Technologies, Inc. (Iron/Steel)	817	56,234
Allergan, Inc. (Pharmaceuticals)	2,451	138,163
Allied Waste Industries, Inc.* (Environmental Control)	2,666	32,952
Allstate Corp. (Insurance)	4,472	225,210
Altera Corp. (Semiconductors)	2,451	52,157
Altria Group, Inc. (Agriculture)	16,770	335,400
Amazon.com, Inc.* (Internet)	2,451	192,722
Ambac Financial Group, Inc. (Insurance)	2,279	10,552
Ameren Corp. (Electric)	1,677	76,069
American Capital Strategies, Ltd. (Investment Companies)	1,548	49,149
American Electric Power, Inc. (Electric)	3,182	142,013
American Express Co. (Diversified Financial Services)	9,202	441,880
American International Group, Inc. (Insurance)	20,081	927,742
American Tower Corp.* (Telecommunications)	3,225	140,029
Ameriprise Financial, Inc. (Diversified Financial Services)	1,806	85,767
AmerisourceBergen Corp. (Pharmaceuticals)	1,290	52,310
Amgen, Inc.* (Biotechnology)	8,643	361,882
Anadarko Petroleum Corp. (Oil & Gas)	3,741	249,001
Analog Devices, Inc. (Semiconductors)	2,322	74,792
Anheuser-Busch Cos., Inc. (Beverages)	5,676	279,259
AON Corp. (Insurance)	2,451	111,251
Apache Corp. (Oil & Gas)	2,666	359,057
Apartment Investment and Management Co. - Class A (REIT)	731	27,032
Apollo Group, Inc. - Class A* (Commercial Services)	1,075	54,718
Apple Computer, Inc.* (Computers)	7,009	1,219,216
Applera Corp. - Applied Biosystems Group (Electronics)	1,333	42,536
Applied Materials, Inc. (Semiconductors)	10,793	201,397
Archer-Daniels-Midland Co. (Agriculture)	5,117	225,455
Ashland, Inc. (Chemicals)	430	22,799
Assurant, Inc. (Insurance)	774	50,310
AT&T, Inc. (Telecommunications)	48,074	1,860,945
Autodesk, Inc.* (Software)	1,849	70,262
Automatic Data Processing, Inc. (Software)	4,171	184,358
AutoNation, Inc.* (Retail)	1,075	17,211
AutoZone, Inc.* (Retail)	344	41,538
Avalonbay Communities, Inc. (REIT)	602	60,050
Avery Dennison Corp. (Household Products/Wares)	860	41,443
Avon Products, Inc. (Cosmetics/Personal Care)	3,397	132,551
Baker Hughes, Inc. (Oil & Gas Services)	2,451	198,237
Ball Corp. (Packaging & Containers)	774	41,626
Bank of America Corp. (Banks)	35,389	1,328,503
Bank of New York Mellon Corp. (Banks)	9,073	394,948
Bard (C.R.), Inc. (Healthcare - Products)	817	76,937
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	860	43,198
Baxter International, Inc. (Healthcare - Products)	5,031	313,532
BB&T Corp. (Banks)	4,343	148,921
Bear Stearns Cos., Inc. (Diversified Financial Services)	946	10,151
Becton, Dickinson & Co. (Healthcare - Products)	1,935	172,989
Bed Bath & Beyond, Inc.* (Retail)	2,107	68,477
Bemis Co., Inc. (Packaging & Containers)	774	20,356
Best Buy Co., Inc. (Retail)	2,795	120,241
Big Lots, Inc.* (Retail)	731	19,759
Biogen Idec, Inc.* (Biotechnology)	2,365	143,532
BJ Services Co. (Oil & Gas Services)	2,322	65,643
Black & Decker Corp. (Hand/Machine Tools)	473	31,043
BMC Software, Inc.* (Software)	1,548	53,808
Boeing Co. (Aerospace/Defense)	6,106	518,155
Boston Properties, Inc. (REIT)	946	95,064
Boston Scientific Corp.* (Healthcare - Products)	10,707	142,724
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,781	346,709
Broadcom Corp. - Class A* (Semiconductors)	3,741	97,116
Brown-Forman Corp. (Beverages)	688	46,798
Brunswick Corp. (Leisure Time)	688	11,476
Burlington Northern Santa Fe Corp. (Transportation)	2,365	242,531
C.H. Robinson Worldwide, Inc. (Transportation)	1,376	86,248
CA, Inc. (Software)	3,096	68,545
Cameron International Corp.* (Oil & Gas Services)	1,720	84,676
Campbell Soup Co. (Food)	1,763	61,352
Capital One Financial Corp. (Diversified Financial Services)	2,967	157,251

See accompanying notes to the Schedules of Portfolio Investments.

Cardinal Health, Inc. (Pharmaceuticals)	2,838	147,775
Carnival Corp. - Class AADR (Leisure Time)	3,483	139,912
Caterpillar, Inc. (Machinery - Construction & Mining)	4,988	408,417
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,376	31,813
CBS Corp. - Class B (Media)	5,418	124,993
Celgene Corp.* (Biotechnology)	3,483	216,434
CenterPoint Energy, Inc. (Electric)	2,623	39,922
Centex Corp. (Home Builders)	989	20,591
CenturyTel, Inc. (Telecommunications)	860	27,907
Chesapeake Energy Corp. (Oil & Gas)	3,655	188,963
ChevronTexaco Corp. (Oil & Gas)	16,555	1,591,763
Chubb Corp. (Insurance)	2,967	157,162
Ciena Corp.* (Telecommunications)	688	23,261
CIGNA Corp. (Insurance)	2,236	95,500
Cincinnati Financial Corp. (Insurance)	1,333	47,855
Cintas Corp. (Textiles)	1,032	30,558
Cisco Systems, Inc.* (Telecommunications)	47,472	1,217,182
CIT Group, Inc. (Diversified Financial Services)	1,505	16,389
Citigroup, Inc. (Diversified Financial Services)	41,452	1,047,492
Citizens Communications Co. (Telecommunications)	2,623	28,119
Citrix Systems, Inc.* (Software)	1,462	47,881
Clear Channel Communications, Inc. (Media)	3,956	119,273
Clorox Co. (Household Products/Wares)	1,118	59,254
CME Group, Inc. (Diversified Financial Services)	430	196,703
CMS Energy Corp. (Electric)	1,806	26,331
Coach, Inc.* (Apparel)	2,795	99,418
Coca-Cola Co. (Beverages)	15,910	936,622
Coca-Cola Enterprises, Inc. (Beverages)	2,279	51,278
Cognizant Technology Solutions Corp.* (Computers)	2,279	73,498
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,042	285,769
Comcast Corp. - Special Class A (Media)	23,994	493,077
Comerica, Inc. (Banks)	1,204	41,815
Computer Sciences Corp.* (Computers)	1,290	56,231
Compuware Corp.* (Software)	2,193	16,535
ConAgra Foods, Inc. (Food)	3,870	91,177
ConocoPhillips (Oil & Gas)	12,427	1,070,586
CONSOL Energy, Inc. (Coal)	1,462	118,364
Consolidated Edison, Inc. (Electric)	2,150	89,440
Constellation Brands, Inc.* (Beverages)	1,548	28,421
Constellation Energy Group, Inc. (Electric)	1,419	120,118
Convergys Corp.* (Commercial Services)	989	15,547
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,419	60,151
Corning, Inc. (Telecommunications)	12,556	335,371
Costco Wholesale Corp. (Retail)	3,483	248,164
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,644	26,842
Coventry Health Care, Inc.* (Healthcare - Services)	1,247	55,778
Covidien, Ltd.ADR (Healthcare - Products)	3,956	184,706
CSX Corp. (Transportation)	3,225	203,014
Cummins, Inc. (Machinery-Diversified)	1,591	99,676
CVS Corp. (Retail)	11,395	460,016
D.R. Horton, Inc. (Home Builders)	2,193	33,970
Danaher Corp. (Miscellaneous Manufacturing)	2,021	157,678
Darden Restaurants, Inc. (Retail)	1,161	41,308
Dean Foods Co.* (Food)	1,204	27,981
Deere & Co. (Machinery-Diversified)	3,483	292,816
Dell, Inc.* (Computers)	17,845	332,452
Developers Diversified Realty Corp. (REIT)	946	40,631
Devon Energy Corp. (Oil & Gas)	3,526	399,848
Dillards, Inc. - Class A (Retail)	473	9,649
DIRECTV Group, Inc.* (Media)	5,676	139,857
Discover Financial Services (Diversified Financial Services)	3,827	69,690
Dominion Resources, Inc. (Electric)	4,558	197,772
Dover Corp. (Miscellaneous Manufacturing)	1,548	76,580
DTE Energy Co. (Electric)	1,290	52,000
Du Pont (Chemicals)	7,181	351,223
Duke Energy Corp. (Electric)	10,062	184,235
Dynegy, Inc. - Class A* (Electric)	3,956	34,101
E* TRADE Financial Corp.* (Diversified Financial Services)	3,698	14,718
Eastman Chemical Co. (Chemicals)	645	47,408
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,279	40,771
Eaton Corp. (Miscellaneous Manufacturing)	1,161	101,982
eBay, Inc.* (Internet)	8,901	278,512
Ecolab, Inc. (Chemicals)	1,376	63,241
Edison International (Electric)	2,580	134,599
El Paso Corp. (Pipelines)	5,590	95,813
Electronic Arts, Inc.* (Software)	2,537	130,579
Electronic Data Systems Corp. (Computers)	4,042	75,020
Eli Lilly & Co. (Pharmaceuticals)	7,869	378,814
Embarq Corp. (Telecommunications)	1,204	50,050
EMC Corp.* (Computers)	16,727	257,596
Emerson Electric Co. (Electrical Components & Equipment)	6,278	328,088
Ensco International, Inc. (Oil & Gas)	1,161	73,991
Entergy Corp. (Electric)	1,505	172,864
EOG Resources, Inc. (Oil & Gas)	1,978	258,089
Equifax, Inc. (Commercial Services)	1,032	39,495
Equity Residential Properties Trust (REIT)	2,150	89,268
Exelon Corp. (Electric)	5,246	448,428
Expedia, Inc.* (Internet)	1,677	42,361
Expeditors International of Washington, Inc. (Transportation)	1,677	78,131

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc.* (Pharmaceuticals)	2,021	141,510
Exxon Mobil Corp. (Oil & Gas)	42,613	3,965,992
Family Dollar Stores, Inc. (Retail)	1,118	23,925
Fannie Mae (Diversified Financial Services)	7,783	220,259
Federated Investors, Inc. - Class B (Diversified Financial Services)	688	23,034
FedEx Corp. (Transportation)	2,451	234,977
Fidelity National Information Services, Inc. (Software)	1,376	49,619
Fifth Third Bancorp (Banks)	4,257	91,228
First Horizon National Corp. (Banks)	989	10,681
FirstEnergy Corp. (Electric)	2,408	182,141
Fiserv, Inc.* (Software)	1,290	65,210
Fluor Corp. (Engineering & Construction)	688	105,175
Ford Motor Co.* (Auto Manufacturers)	17,587	145,269
Forest Laboratories, Inc.* (Pharmaceuticals)	2,494	86,567
Fortune Brands, Inc. (Household Products/Wares)	1,247	84,322
FPL Group, Inc. (Electric)	3,225	213,785
Franklin Resources, Inc. (Diversified Financial Services)	1,247	118,652
Freddie Mac (Diversified Financial Services)	5,160	128,536
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,053	347,279
GameStop Corp. - Class A* (Retail)	1,290	71,002
Gannett Co., Inc. (Media)	1,849	52,918
General Dynamics Corp. (Aerospace/Defense)	3,182	287,716
General Electric Co. (Miscellaneous Manufacturing)	79,507	2,599,879
General Growth Properties, Inc. (REIT)	1,935	79,258
General Mills, Inc. (Food)	2,666	161,026
General Motors Corp. (Auto Manufacturers)	4,515	104,748
Genuine Parts Co. (Distribution/Wholesale)	1,333	56,599
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,440	79,326
Genzyme Corp.* (Biotechnology)	2,150	151,252
Gilead Sciences, Inc.* (Pharmaceuticals)	7,396	382,817
Goodrich Corp. (Aerospace/Defense)	989	67,400
Google, Inc. - Class A* (Internet)	1,849	1,061,862
H & R Block, Inc. (Commercial Services)	2,580	56,425
Halliburton Co. (Oil & Gas Services)	7,009	321,783
Harley-Davidson, Inc. (Leisure Time)	1,892	72,369
Harman International Industries, Inc. (Home Furnishings)	473	19,332
Hartford Financial Services Group, Inc. (Insurance)	2,494	177,747
Hasbro, Inc. (Toys/Games/Hobbies)	1,118	39,756
HCP, Inc. (REIT)	1,720	61,404
Heinz (H.J.) Co. (Food)	2,494	117,368
Hercules, Inc. (Chemicals)	903	16,976
Hess Corp. (Oil & Gas)	2,236	237,463
Hewlett-Packard Co. (Computers)	19,608	908,831
Home Depot, Inc. (Retail)	13,416	386,381
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,934	352,480
Hospira, Inc.* (Pharmaceuticals)	1,247	51,314
Host Marriott Corp. (REIT)	4,171	71,741
Hudson City Bancorp, Inc. (Savings & Loans)	4,128	78,969
Humana, Inc.* (Healthcare - Services)	1,376	65,759
Huntington Bancshares, Inc. (Banks)	2,924	27,456
IAC/InterActiveCorp* (Internet)	1,419	29,529
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,182	166,387
IMS Health, Inc. (Software)	1,462	36,185
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,150	95,417
Integrys Energy Group, Inc. (Electric)	602	28,830
Intel Corp. (Semiconductors)	46,096	1,026,097
IntercontinentalExchange, Inc.* (Diversified Financial Services)	559	86,729
International Business Machines Corp. (Computers)	11,008	1,328,666
International Flavors & Fragrances, Inc. (Chemicals)	645	29,418
International Game Technology (Entertainment)	2,494	86,642
International Paper Co. (Forest Products & Paper)	3,397	88,899
Interpublic Group of Cos., Inc.* (Advertising)	3,741	33,856
Intuit, Inc.* (Software)	2,623	70,742
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,462	93,568
J.C. Penney Co., Inc. (Retail)	1,763	74,927
J.P. Morgan Chase & Co. (Diversified Financial Services)	27,047	1,288,790
Jabil Circuit, Inc. (Electronics)	1,677	18,246
Jacobs Engineering Group, Inc.* (Engineering & Construction)	946	81,668
Janus Capital Group, Inc. (Diversified Financial Services)	1,161	32,578
JDS Uniphase Corp.* (Telecommunications)	1,806	25,844
Johnson & Johnson (Healthcare - Products)	22,532	1,511,672
Johnson Controls, Inc. (Auto Parts & Equipment)	4,730	166,780
Jones Apparel Group, Inc. (Apparel)	688	10,891
Juniper Networks, Inc.* (Telecommunications)	4,171	115,203
KB Home (Home Builders)	602	13,545
Kellogg Co. (Food)	2,064	105,615
KeyCorp (Banks)	3,182	76,782
Kimberly-Clark Corp. (Household Products/Wares)	3,354	214,622
Kimco Realty Corp. (REIT)	2,021	80,658
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,978	18,573
KLA -Tencor Corp. (Semiconductors)	1,419	61,982
Kohls Corp.* (Retail)	2,494	121,832
Kraft Foods, Inc. (Food)	12,212	386,266
Kroger Co. (Food)	5,375	146,469
L-3 Communications Holdings, Inc. (Aerospace/Defense)	989	110,224

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings* (Healthcare - Services)	860	65,033
Legg Mason, Inc. (Diversified Financial Services)	1,075	64,801
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,333	22,128
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	4,214	186,427
Lennar Corp. - Class A (Home Builders)	1,118	20,594
Leucadia National Corp. (Holding Companies - Diversified)	1,333	68,276
Lexmark International, Inc. - Class A* (Computers)	774	24,296
Limited, Inc. (Retail)	2,494	46,189
Lincoln National Corp. (Insurance)	2,107	113,272
Linear Technology Corp. (Semiconductors)	1,763	61,634
Liz Claiborne, Inc. (Apparel)	774	13,692
Lockheed Martin Corp. (Aerospace/Defense)	2,709	287,262
Loews Corp. (Insurance)	3,483	146,669
Lowe’s Cos., Inc. (Retail)	11,653	293,539
LSI Logic Corp.* (Semiconductors)	5,246	32,525
M&T Bank Corp. (Banks)	602	56,124
Macy’s, Inc. (Retail)	3,440	86,998
Manitowoc Co. (Machinery-Diversified)	1,032	39,030
Marathon Oil Corp. (Oil & Gas)	5,633	256,696
Marriott International, Inc. - Class A (Lodging)	2,408	82,594
Marsh & McLennan Cos., Inc. (Insurance)	4,128	113,892
Marshall & Ilsley Corp. (Banks)	2,064	51,559
Masco Corp. (Building Materials)	2,924	53,246
Mattel, Inc. (Toys/Games/Hobbies)	2,881	54,019
MBIA, Inc. (Insurance)	1,677	17,441
McCormick & Co., Inc. (Food)	1,032	38,999
McDonald’s Corp. (Retail)	9,159	545,693
McGraw-Hill Cos., Inc. (Media)	2,580	105,754
McKesson Corp. (Commercial Services)	2,322	121,023
MeadWestvaco Corp. (Forest Products & Paper)	1,376	36,189
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,171	206,631
Medtronic, Inc. (Healthcare - Products)	8,944	435,394
MEMC Electronic Materials, Inc.* (Semiconductors)	1,806	113,724
Merck & Co., Inc. (Pharmaceuticals)	17,243	655,924
Meredith Corp. (Media)	301	9,755
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,740	385,684
MetLife, Inc. (Insurance)	5,633	342,768
MGIC Investment Corp. (Insurance)	645	8,404
Microchip Technology, Inc. (Semiconductors)	1,505	55,309
Micron Technology, Inc.* (Semiconductors)	6,063	46,806
Microsoft Corp. (Software)	63,726	1,817,466
Millipore Corp.* (Biotechnology)	430	30,143
Molex, Inc. (Electrical Components & Equipment)	1,118	31,729
Molson Coors Brewing Co. - Class B (Beverages)	1,075	58,953
Monsanto Co. (Agriculture)	4,343	495,189
Monster Worldwide, Inc.* (Internet)	989	24,062
Moody’s Corp. (Commercial Services)	1,634	60,393
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,815	428,409
Motorola, Inc. (Telecommunications)	17,974	179,021
Murphy Oil Corp. (Oil & Gas)	1,505	135,962
Mylan Laboratories, Inc. (Pharmaceuticals)	2,408	31,713
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,236	83,939
National City Corp. (Banks)	5,031	31,695
National Semiconductor Corp. (Semiconductors)	1,806	36,824
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,838	194,261
NetApp, Inc.* (Computers)	2,752	66,598
Newell Rubbermaid, Inc. (Housewares)	2,193	45,022
Newmont Mining Corp. (Mining)	3,612	159,687
News Corp. - Class A (Media)	18,318	327,892
Nicor, Inc. (Gas)	344	12,081
NIKE, Inc. - Class B (Apparel)	3,053	203,940
NiSource, Inc. (Electric)	2,193	39,255
Noble Corp.ADR (Oil & Gas)	2,150	121,002
Noble Energy, Inc. (Oil & Gas)	1,376	119,712
Nordstrom, Inc. (Retail)	1,419	50,034
Norfolk Southern Corp. (Transportation)	3,010	179,336
Northern Trust Corp. (Banks)	1,548	114,722
Northrop Grumman Corp. (Aerospace/Defense)	2,709	199,301
Novell, Inc.* (Software)	2,795	17,553
Novellus Systems, Inc.* (Semiconductors)	817	17,860
Nucor Corp. (Iron/Steel)	2,279	172,064
NVIDIA Corp.* (Semiconductors)	4,429	91,016
NYSE Euronext (Diversified Financial Services)	2,107	139,273
Occidental Petroleum Corp. (Oil & Gas)	6,536	543,861
Office Depot, Inc.* (Retail)	2,193	27,807
OfficeMax, Inc. (Retail)	602	10,999
Omnicom Group, Inc. (Advertising)	2,537	121,116
Oracle Corp.* (Software)	31,476	656,275
PACCAR, Inc. (Auto Manufacturers)	2,924	138,364
Pactiv Corp.* (Packaging & Containers)	1,032	24,551
Pall Corp. (Miscellaneous Manufacturing)	989	34,388
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,333	106,440
Patriot Coal Corp.* (Coal)	259	17,107
Patterson Cos., Inc.* (Healthcare - Products)	1,032	35,294
Paychex, Inc. (Commercial Services)	2,580	93,835
Peabody Energy Corp. (Coal)	2,150	131,429
Pepco Holdings, Inc. (Electric)	1,591	39,632
PepsiCo, Inc. (Beverages)	12,771	875,197
PerkinElmer, Inc. (Electronics)	946	25,126
Pfizer, Inc. (Pharmaceuticals)	53,836	1,082,642

See accompanying notes to the Schedules of Portfolio Investments.

PG&E Corp. (Electric)	2,838	113,520
Philip Morris International, Inc.* (Commercial Services)	16,985	866,745
Pinnacle West Capital Corp. (Electric)	817	27,729
Pitney Bowes, Inc. (Office/Business Equipment)	1,677	60,556
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,376	56,196
PNC Financial Services Group (Banks)	2,709	187,869
Polo Ralph Lauren Corp. (Apparel)	473	29,335
PPG Industries, Inc. (Chemicals)	1,290	79,167
PPL Corp. (Electric)	2,967	142,475
Praxair, Inc. (Chemicals)	2,494	227,727
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,118	131,432
Principal Financial Group, Inc. (Insurance)	2,064	110,754
Procter & Gamble Co. (Cosmetics/Personal Care)	24,510	1,643,395
Progress Energy, Inc. (Electric)	2,064	86,667
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp. (Insurance)	5,418	98,553
ProLogis (REIT)	2,064	129,227
Prudential Financial, Inc. (Insurance)	3,569	270,209
Public Service Enterprise Group, Inc. (Electric)	4,042	177,484
Public Storage, Inc. (REIT)	989	89,702
Pulte Homes, Inc. (Home Builders)	1,720	22,429
QLogic Corp.* (Semiconductors)	1,075	17,157
Qualcomm, Inc. (Telecommunications)	12,857	555,294
Quest Diagnostics, Inc. (Healthcare - Services)	1,247	62,574
Questar Corp. (Pipelines)	1,376	85,353
Qwest Communications International, Inc. (Telecommunications)	12,255	63,236
R.R. Donnelley & Sons Co. (Commercial Services)	1,720	52,701
RadioShack Corp. (Retail)	1,032	14,345
Range Resources Corp. (Oil & Gas)	1,204	79,922
Raytheon Co. (Aerospace/Defense)	3,397	217,306
Regions Financial Corp. (Banks)	5,504	120,648
Reynolds American, Inc. (Agriculture)	1,376	74,098
Robert Half International, Inc. (Commercial Services)	1,247	29,554
Rockwell Collins, Inc. (Aerospace/Defense)	1,290	81,412
Rockwell International Corp. (Machinery-Diversified)	1,161	62,961
Rohm & Haas Co. (Chemicals)	989	52,862
Rowan Cos., Inc. (Oil & Gas)	903	35,208
Ryder System, Inc. (Transportation)	473	32,386
SAFECO Corp. (Insurance)	731	48,787
Safeway, Inc. (Food)	3,526	111,422
SanDisk Corp.* (Computers)	1,806	48,925
Sara Lee Corp. (Food)	5,676	82,359
Schering-Plough Corp. (Pharmaceuticals)	12,900	237,489
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,546	959,850
Seagate Technology, Inc.*,(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,290	32,624
Sears Holdings Corp.* (Retail)	602	59,363
Sempra Energy (Gas)	2,064	116,967
Sherwin-Williams Co. (Chemicals)	817	45,196
Sigma-Aldrich Corp. (Chemicals)	1,032	58,845
Simon Property Group, Inc. (REIT)	1,763	176,053
SLM Corp.* (Diversified Financial Services)	3,698	68,524
Smith International, Inc. (Oil & Gas Services)	1,591	121,727
Snap-on, Inc. (Hand/Machine Tools)	473	28,054
Southern Co. (Electric)	6,106	227,326
Southwest Airlines Co. (Airlines)	5,848	77,428
Sovereign Bancorp, Inc. (Savings & Loans)	2,881	21,521
Spectra Energy Corp. (Pipelines)	5,031	124,266
Sprint Corp. (Telecommunications)	22,704	181,405
St. Jude Medical, Inc.* (Healthcare - Products)	2,752	120,483
Staples, Inc. (Retail)	5,590	121,303
Starbucks Corp.* (Retail)	5,805	94,215
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,505	78,576
State Street Corp. (Banks)	3,096	223,345
Stryker Corp. (Healthcare - Products)	1,892	122,658
Sun Microsystems, Inc.* (Computers)	6,321	98,987
Sunoco, Inc. (Oil & Gas)	946	43,904
SunTrust Banks, Inc. (Banks)	2,795	155,821
SuperValu, Inc. (Food)	1,677	55,509
Symantec Corp.* (Internet)	6,751	116,252
Sysco Corp. (Food)	4,816	147,225
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,107	123,386
Target Corp. (Retail)	6,536	347,258
TECO Energy, Inc. (Electric)	1,677	26,849
Tellabs, Inc.* (Telecommunications)	3,311	17,085
Tenet Healthcare Corp.* (Healthcare - Services)	3,784	24,218
Teradata Corp.* (Computers)	1,419	30,211
Teradyne, Inc.* (Semiconductors)	1,376	18,287
Terex Corp.* (Machinery - Construction & Mining)	817	56,929
Tesoro Petroleum Corp. (Oil & Gas)	1,075	27,026
Texas Instruments, Inc. (Semiconductors)	10,578	308,454
Textron, Inc. (Miscellaneous Manufacturing)	1,978	120,678
The AES Corp.* (Electric)	5,332	92,564
The Charles Schwab Corp. (Diversified Financial Services)	7,482	161,611
The Dow Chemical Co. (Chemicals)	7,482	300,402
The E.W. Scripps Co. - Class A (Media)	731	32,829
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	903	41,186
The Gap, Inc. (Retail)	3,612	67,255
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,139	600,710
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,892	50,668
The Hershey Co. (Food)	1,333	49,828

See accompanying notes to the Schedules of Portfolio Investments.

The New York Times Co. - Class A (Media)	1,161	22,640
The Pepsi Bottling Group, Inc. (Beverages)	1,075	36,238
The Stanley Works (Hand/Machine Tools)	602	29,040
The Travelers Companies, Inc. (Insurance)	4,945	249,228
The Williams Cos., Inc. (Pipelines)	4,644	164,862
Thermo Electron Corp.* (Electronics)	3,354	194,096
Tiffany & Co. (Retail)	1,032	44,933
Time Warner, Inc. (Media)	28,466	422,720
Titanium Metals Corp. (Mining)	774	11,796
TJX Cos., Inc. (Retail)	3,483	112,222
Torchmark Corp. (Insurance)	731	47,325
Total System Services, Inc. (Software)	1,591	37,866
Trane, Inc. (Building Materials)	1,376	63,998
Transocean, Inc.ADR* (Oil & Gas)	2,537	374,106
Tyco Electronics, Ltd.ADR (Electronics)	3,870	144,777
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,870	181,077
Tyson Foods, Inc. - Class A (Food)	2,193	39,035
U.S. Bancorp (Banks)	13,760	466,326
Union Pacific Corp. (Transportation)	2,064	299,672
Unisys Corp.* (Computers)	2,795	11,627
United Parcel Service, Inc. - Class B (Transportation)	8,256	597,817
United States Steel Corp. (Iron/Steel)	946	145,637
United Technologies Corp. (Aerospace/Defense)	7,826	567,150
UnitedHealth Group, Inc. (Healthcare - Services)	9,976	325,517
UnumProvident Corp. (Insurance)	2,752	63,874
UST, Inc. (Agriculture)	1,204	62,692
V. F. Corp. (Apparel)	688	51,173
Valero Energy Corp. (Oil & Gas)	4,257	207,954
Varian Medical Systems, Inc.* (Healthcare - Products)	989	46,364
VeriSign, Inc.* (Internet)	1,720	62,006
Verizon Communications, Inc. (Telecommunications)	22,876	880,268
Viacom, Inc. - Class B* (Media)	5,117	196,697
Vornado Realty Trust (REIT)	1,075	100,072
Vulcan Materials Co. (Building Materials)	860	59,185
W.W. Grainger, Inc. (Distribution/Wholesale)	516	44,742
Wachovia Corp. (Banks)	15,781	460,016
Wal-Mart Stores, Inc. (Retail)	18,834	1,091,995
Walgreen Co. (Retail)	7,912	275,733
Walt Disney Co. (Media)	15,007	486,677
Washington Mutual, Inc. (Savings & Loans)	7,009	86,141
Washington Post Co. - Class B (Media)	43	28,191
Waste Management, Inc. (Environmental Control)	3,956	142,812
Waters Corp.* (Electronics)	817	50,213
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	817	25,360
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,709	218,535
WellPoint, Inc.* (Healthcare - Services)	4,300	213,925
Wells Fargo & Co. (Banks)	26,230	780,342
Wendy’s International, Inc. (Retail)	688	19,952
Western Union Co. (Commercial Services)	5,977	137,471
Weyerhaeuser Co. (Forest Products & Paper)	1,677	107,127
Whirlpool Corp. (Home Furnishings)	602	43,814
Whole Foods Market, Inc. (Food)	1,118	36,492
Windstream Corp. (Telecommunications)	3,612	42,405
Wrigley (WM.) Jr. Co. (Food)	1,720	130,995
Wyeth (Pharmaceuticals)	10,664	474,228
Wyndham Worldwide Corp. (Lodging)	1,419	30,480
Xcel Energy, Inc. (Electric)	3,397	70,658
Xerox Corp. (Office/Business Equipment)	7,310	102,121
Xilinx, Inc. (Semiconductors)	2,279	56,451
XL Capital, Ltd. - Class AADR (Insurance)	1,419	49,509
XTO Energy, Inc. (Oil & Gas)	4,042	250,038
Yahoo!, Inc.* (Internet)	10,664	292,300
YUM! Brands, Inc. (Retail)	3,784	153,933
Zimmer Holdings, Inc.* (Healthcare - Products)	1,849	137,122
Zions Bancorp (Banks)	860	39,861

TOTAL COMMON STOCKS (Cost $56,112,200)		96,026,951

	Principal Amount
Repurchase Agreements (12.6%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,124,165 (Collateralized by $3,046,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $3,188,477)	$3,124,000	3,124,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,165,220 (Collateralized by $4,216,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $4,249,283)	4,165,000	4,165,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,206,276 (Collateralized by $5,273,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $5,315,974)	5,206,000	5,206,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,894,099 (Collateralized by $1,946,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,937,861)	1,894,000	1,894,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,389,000)		14,389,000

TOTAL INVESTMENT SECURITIES (Cost $70,501,200) — 96.4%		110,415,951
Net other assets (liabilities) — 3.6%		4,164,387

NET ASSETS — 100.0%		$114,580,338

*	Non-income producing security
(a)	Escrowed Security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $37,388,250)	540	$370,403
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $49,158,625)	142	2,473,782

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	$20,280,278	$(195,640)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	24,751,122	(195,105)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.1%
Beverages	1.9%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.4%
Computers	4.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.4%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM %
Healthcare - Products	2.9%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.1%
Home Builders	NM %
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.8%
Investment Companies	NM
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	9.3%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	4.2%
Pipelines	0.4%
REIT	1.2%
Real Estate	NM
Retail	4.4%

See accompanying notes to the Schedules of Portfolio Investments.

Savings & Loans	0.2%
Semiconductors	2.2%
Software	3.2%
Telecommunications	5.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	16.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.0%)
3Com Corp.* (Telecommunications)	13,923	$33,276
99 Cents Only Stores* (Retail)	1,365	12,981
ACI Worldwide, Inc.* (Software)	1,092	24,133
Activision, Inc.* (Software)	10,101	273,232
Acxiom Corp. (Software)	2,184	25,837
ADC Telecommunications, Inc.* (Telecommunications)	3,822	53,584
ADTRAN, Inc. (Telecommunications)	1,911	45,214
Advance Auto Parts, Inc. (Retail)	3,003	104,144
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,911	40,131
Advent Software, Inc.* (Software)	546	21,764
Aeropostale, Inc.* (Retail)	2,184	69,429
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,092	108,479
Affymetrix, Inc.* (Biotechnology)	2,184	23,827
AGCO Corp.* (Machinery-Diversified)	3,003	180,570
AGL Resources, Inc. (Gas)	2,457	83,538
Airgas, Inc. (Chemicals)	2,730	131,395
AirTran Holdings, Inc.* (Airlines)	3,003	10,240
Alaska Air Group, Inc.* (Airlines)	1,092	23,456
Albemarle Corp. (Chemicals)	2,457	91,916
Alberto-Culver Co. (Cosmetics/Personal Care)	2,730	68,714
Alexander & Baldwin, Inc. (Transportation)	1,365	68,564
Alexandria Real Estate Equities, Inc. (REIT)	1,092	114,693
Alliance Data Systems Corp.* (Commercial Services)	2,730	156,729
Alliant Energy Corp. (Electric)	3,822	143,975
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,092	119,858
AMB Property Corp. (REIT)	3,276	189,189
American Eagle Outfitters, Inc. (Retail)	7,371	135,405
American Financial Group, Inc. (Insurance)	2,457	67,371
American Greetings Corp. - Class A (Household Products/Wares)	1,638	29,320
AmeriCredit Corp.* (Diversified Financial Services)	3,822	53,355
Ametek, Inc. (Electrical Components & Equipment)	3,549	172,198
Amphenol Corp. - Class A (Electronics)	6,006	277,357
AnnTaylor Stores Corp.* (Retail)	1,911	48,348
Apollo Investment Corp. (Investment Companies)	3,822	61,840
Apria Healthcare Group, Inc.* (Healthcare - Services)	1,365	24,051
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,184	96,424
Aqua America, Inc. (Water)	4,368	80,502
Aquila, Inc.* (Electric)	12,831	46,192
Arch Coal, Inc. (Coal)	4,914	281,867
Arrow Electronics, Inc.* (Electronics)	4,095	111,425
Arthur J. Gallagher & Co. (Insurance)	3,003	73,784
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,457	36,708
Associated Banc-Corp (Banks)	4,368	123,483
Astoria Financial Corp. (Savings & Loans)	2,730	64,701
Atmel Corp.* (Semiconductors)	15,288	56,871
Avis Budget Group, Inc.* (Commercial Services)	3,549	47,131
Avnet, Inc.* (Electronics)	5,187	135,848
Avocent Corp.* (Internet)	1,365	26,631
Bank of Hawaii Corp. (Banks)	1,638	89,812
Barnes & Noble, Inc. (Retail)	1,638	52,875
BE Aerospace, Inc.* (Aerospace/Defense)	3,003	121,201
Beckman Coulter, Inc. (Healthcare - Products)	1,911	130,521
Belo Corp. - Class A (Media)	3,003	30,330
Bill Barrett Corp.* (Oil & Gas)	1,092	56,162
BJ’s Wholesale Club, Inc.* (Retail)	2,184	83,254
Black Hills Corp. (Electric)	1,092	42,599
Blyth, Inc. (Household Products/Wares)	819	13,792
Bob Evans Farms, Inc. (Retail)	819	22,989
Borders Group, Inc. (Retail)	1,911	12,039
BorgWarner, Inc. (Auto Parts & Equipment)	3,822	187,851
Boyd Gaming Corp. (Lodging)	1,911	35,831
BRE Properties, Inc. - Class A (REIT)	1,638	78,542
Brinker International, Inc. (Retail)	3,276	74,332
Broadridge Financial Solutions, Inc. (Software)	4,641	86,415
Brown & Brown, Inc. (Insurance)	3,822	73,382
Cabot Corp. (Chemicals)	2,184	63,685
Cadence Design Systems, Inc.* (Computers)	9,555	106,347
Callaway Golf Co. (Leisure Time)	2,184	30,008
Camden Property Trust (REIT)	1,638	86,667
Career Education Corp.* (Commercial Services)	3,003	60,510
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,911	55,190
Carmax, Inc.* (Retail)	7,371	152,948
Carpenter Technology Corp. (Iron/Steel)	1,638	83,997
Cathay Bancorp, Inc. (Banks)	1,638	27,928
CBRL Group, Inc. (Retail)	546	20,169
Cephalon, Inc.* (Pharmaceuticals)	2,184	136,303
Cerner Corp.* (Software)	2,184	101,054
CF Industries Holdings, Inc. (Chemicals)	1,638	219,001
Charles River Laboratories International, Inc.* (Biotechnology)	2,184	126,781
Charming Shoppes, Inc.* (Retail)	3,822	19,722
Cheesecake Factory, Inc.* (Retail)	2,184	49,424
Chemtura Corp. (Chemicals)	8,190	56,675
Chico’s FAS, Inc.* (Retail)	6,006	42,462
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,092	107,158
ChoicePoint, Inc.* (Commercial Services)	2,184	105,596
Church & Dwight, Inc. (Household Products/Wares)	2,184	124,095
Cimarex Energy Co. (Oil & Gas)	2,730	170,079
Cincinnati Bell, Inc.* (Telecommunications)	8,463	39,268
City National Corp. (Banks)	1,365	66,230

See accompanying notes to the Schedules of Portfolio Investments.

Cleveland-Cliffs, Inc. (Iron/Steel)	1,365	218,946
Coldwater Creek, Inc.* (Retail)	1,911	10,205
Collective Brands, Inc.* (Retail)	2,184	27,016
Commercial Metals Co. (Metal Fabricate/Hardware)	3,822	119,017
Commscope, Inc.* (Telecommunications)	2,184	103,849
Community Health Systems, Inc.* (Healthcare - Services)	3,276	122,948
Con-way, Inc. (Transportation)	1,365	63,131
Copart, Inc.* (Retail)	2,184	89,260
Corinthian Colleges, Inc.* (Commercial Services)	2,730	30,986
Corn Products International, Inc. (Food)	2,457	113,956
Corrections Corp. of America* (Commercial Services)	4,095	104,423
Cousins Properties, Inc. (REIT)	1,092	27,748
Covance, Inc.* (Healthcare - Services)	2,184	182,997
Crane Co. (Miscellaneous Manufacturing)	1,638	67,060
Cree Research, Inc.* (Semiconductors)	3,003	78,078
CSG Systems International, Inc.* (Software)	1,092	13,213
Cullen/Frost Bankers, Inc. (Banks)	1,911	106,672
Cypress Semiconductor Corp.* (Semiconductors)	5,187	145,858
Cytec Industries, Inc. (Chemicals)	1,365	80,549
Deluxe Corp. (Commercial Services)	1,638	34,824
Denbury Resources, Inc.* (Oil & Gas)	8,463	258,629
DENTSPLY International, Inc. (Healthcare - Products)	5,187	201,619
DeVry, Inc. (Commercial Services)	1,911	108,927
Dick’s Sporting Goods, Inc.* (Retail)	2,730	78,078
Diebold, Inc. (Computers)	2,184	85,613
Digital River, Inc.* (Internet)	1,365	44,840
Dollar Tree, Inc.* (Retail)	3,003	94,895
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,184	95,091
DPL, Inc. (Electric)	3,822	106,366
DRS Technologies, Inc. (Aerospace/Defense)	1,365	85,231
DST Systems, Inc.* (Computers)	1,638	98,018
Duke-Weeks Realty Corp. (REIT)	4,914	120,000
Dun & Bradstreet Corp. (Software)	1,911	161,097
Dycom Industries, Inc.* (Engineering & Construction)	1,365	19,629
Eaton Vance Corp. (Diversified Financial Services)	3,822	139,885
Edwards Lifesciences Corp.* (Healthcare - Products)	1,911	105,908
Encore Acquisition Co.* (Oil & Gas)	1,638	74,742
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,641	115,236
Energen Corp. (Gas)	2,457	167,666
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,911	151,084
Energy East Corp. (Electric)	5,460	124,488
Entercom Communications Corp. (Media)	819	8,681
Equitable Resources, Inc. (Pipelines)	4,095	271,785
Equity One, Inc. (REIT)	1,092	26,972
Everest Re Group, Ltd.ADR (Insurance)	1,911	172,659
Exterran Holdings, Inc.* (Oil & Gas Services)	2,184	145,869
F5 Networks, Inc.* (Internet)	2,730	61,780
Fair Isaac Corp. (Software)	1,638	40,573
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,095	53,399
Fastenal Co. (Distribution/Wholesale)	4,095	199,877
Federal Realty Investment Trust (REIT)	1,911	156,989
Federal Signal Corp. (Miscellaneous Manufacturing)	1,638	22,735
Ferro Corp. (Chemicals)	1,365	23,997
Fidelity National Title Group, Inc. - Class A (Insurance)	7,371	117,862
First American Financial Corp. (Insurance)	3,003	98,498
First Community Bancorp (Banks)	819	17,600
First Niagara Financial Group, Inc. (Savings & Loans)	3,549	51,212
FirstMerit Corp. (Banks)	2,730	56,020
Flowserve Corp. (Machinery-Diversified)	1,911	237,136
FMC Corp. (Chemicals)	2,457	154,250
FMC Technologies, Inc.* (Oil & Gas Services)	4,368	293,530
Foot Locker, Inc. (Retail)	5,187	65,616
Forest Oil Corp.* (Oil & Gas)	3,003	176,967
Foundry Networks, Inc.* (Telecommunications)	5,187	66,031
Frontier Oil Corp. (Oil & Gas)	3,549	88,193
Furniture Brands International, Inc. (Home Furnishings)	1,638	22,195
Gartner Group, Inc.* (Commercial Services)	2,184	50,057
GATX Corp. (Trucking & Leasing)	1,638	72,072
Gen-Probe, Inc.* (Healthcare - Products)	1,638	92,318
Gentex Corp. (Electronics)	4,914	91,794
Getty Images, Inc.* (Advertising)	1,638	53,481
Global Payments, Inc. (Software)	2,730	120,830
Graco, Inc. (Machinery-Diversified)	1,911	79,135
Granite Construction, Inc. (Engineering & Construction)	1,092	37,456
Great Plains Energy, Inc. (Electric)	2,730	69,997
GUESS?, Inc. (Apparel)	1,638	62,703
Hanesbrands, Inc.* (Apparel)	3,276	114,726
Hanover Insurance Group, Inc. (Insurance)	1,638	73,513
Hansen Natural Corp.* (Beverages)	1,911	67,630
Harris Corp. (Telecommunications)	4,641	250,753
Harsco Corp. (Miscellaneous Manufacturing)	2,730	161,971
Harte-Hanks, Inc. (Advertising)	1,365	18,646
Hawaiian Electric Industries, Inc. (Electric)	2,730	67,131
HCC Insurance Holdings, Inc. (Insurance)	3,822	94,327
Health Care REIT, Inc. (REIT)	3,003	145,495
Health Management Associates, Inc. - Class A* (Healthcare - Services)	8,190	58,395

See accompanying notes to the Schedules of Portfolio Investments.

Health Net, Inc.* (Healthcare - Services)	3,549	103,950
Helmerich & Payne, Inc. (Oil & Gas)	3,549	190,759
Henry Schein, Inc.* (Healthcare - Products)	3,003	166,276
Herman Miller, Inc. (Office Furnishings)	1,911	44,584
Highwoods Properties, Inc. (REIT)	1,911	66,961
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,911	48,023
HNI Corp. (Office Furnishings)	1,365	29,716
Hologic, Inc.* (Healthcare - Products)	8,736	255,004
Horace Mann Educators Corp. (Insurance)	1,365	23,096
Hormel Foods Corp. (Food)	2,457	96,830
Hospitality Properties Trust (REIT)	3,003	96,486
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,092	12,907
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,911	85,479
IDACORP, Inc. (Electric)	1,365	44,281
IDEX Corp. (Machinery-Diversified)	2,730	100,164
Imation Corp. (Computers)	819	19,148
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,730	8,873
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	4,914	83,587
Integrated Device Technology, Inc.* (Semiconductors)	6,552	70,041
International Rectifier Corp.* (Semiconductors)	2,457	55,921
International Speedway Corp. (Entertainment)	819	34,742
Intersil Corp. - Class A (Semiconductors)	4,368	116,713
Intuitive Surgical, Inc.* (Healthcare - Products)	1,092	315,872
Invitrogen Corp.* (Biotechnology)	1,365	127,723
ITT Educational Services, Inc.* (Commercial Services)	819	62,785
J.B. Hunt Transport Services, Inc. (Transportation)	2,730	92,738
Jack Henry & Associates, Inc. (Computers)	2,457	64,570
Jefferies Group, Inc. (Diversified Financial Services)	3,822	71,854
JetBlue Airways Corp.* (Airlines)	6,279	31,646
JM Smucker Co. (Food)	1,911	95,321
John Wiley & Sons, Inc. (Media)	1,365	62,858
Jones Lang LaSalle, Inc. (Real Estate)	1,092	84,750
Joy Global, Inc. (Machinery - Construction & Mining)	3,549	263,513
Kansas City Southern Industries, Inc.* (Transportation)	2,457	110,762
KBR, Inc. (Engineering & Construction)	5,733	165,340
Kelly Services, Inc. - Class A (Commercial Services)	546	12,149
KEMET Corp.* (Electronics)	2,730	11,111
Kennametal, Inc. (Hand/Machine Tools)	2,457	85,430
Kindred Healthcare, Inc.* (Healthcare - Services)	819	19,435
Kinetic Concepts, Inc.* (Healthcare - Products)	1,638	64,963
Korn/Ferry International* (Commercial Services)	1,365	25,471
Lam Research Corp.* (Semiconductors)	4,095	167,240
Lamar Advertising Co.* (Advertising)	2,457	97,150
Lancaster Colony Corp. (Miscellaneous Manufacturing)	546	20,852
Lear Corp.* (Auto Parts & Equipment)	2,457	70,197
Lee Enterprises, Inc. (Media)	1,365	10,551
Liberty Property Trust (REIT)	3,003	105,195
Life Time Fitness, Inc.* (Leisure Time)	1,092	39,694
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,911	57,559
Lincare Holdings, Inc.* (Healthcare - Services)	2,457	59,803
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,365	104,150
Louisiana-Pacific Corp. (Forest Products & Paper)	3,549	40,849
Lubrizol Corp. (Chemicals)	2,184	127,371
M.D.C. Holdings, Inc. (Home Builders)	1,092	47,589
Mack-Cali Realty Corp. (REIT)	2,184	85,220
Macrovision Corp.* (Entertainment)	1,638	25,848
Manpower, Inc. (Commercial Services)	2,730	183,265
Martin Marietta Materials (Building Materials)	1,365	149,304
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	819	40,491
McAfee, Inc.* (Internet)	5,460	181,545
MDU Resources Group, Inc. (Electric)	6,279	181,275
Media General, Inc. - Class A (Media)	546	8,015
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,911	39,367
Mentor Graphics Corp.* (Computers)	3,003	30,240
Mercury General Corp. (Insurance)	1,092	54,480
Metavante Technologies, Inc.* (Software)	3,003	70,781
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,193	278,370
Mine Safety Appliances Co. (Environmental Control)	819	30,442
Minerals Technologies, Inc. (Chemicals)	546	36,986
Modine Manufacturing Co. (Auto Parts & Equipment)	1,092	19,186
Mohawk Industries, Inc.* (Textiles)	1,911	145,599
MPS Group, Inc.* (Commercial Services)	3,276	35,151
MSC Industrial Direct Co. - Class A (Retail)	1,638	79,869
National Fuel Gas Co. (Pipelines)	2,730	139,721
National Instruments Corp. (Computers)	1,911	56,222
Nationwide Health Properties, Inc. (REIT)	3,276	118,002

See accompanying notes to the Schedules of Portfolio Investments.

Navigant Consulting Co.* (Commercial Services)	1,365	27,464
NBTY, Inc.* (Pharmaceuticals)	1,911	53,795
NCR Corp.* (Computers)	6,006	147,928
Netflix, Inc.* (Internet)	1,365	43,653
NeuStar, Inc.* (Telecommunications)	2,457	67,592
New York Community Bancorp (Savings & Loans)	11,193	208,973
Newfield Exploration Co.* (Oil & Gas)	4,368	265,400
Nordson Corp. (Machinery-Diversified)	1,092	64,461
Northeast Utilities System (Electric)	5,187	136,522
NSTAR (Electric)	3,549	114,313
NVR, Inc.* (Home Builders)	273	167,486
O’Reilly Automotive, Inc.* (Retail)	3,822	110,341
OGE Energy Corp. (Electric)	3,003	98,168
Old Republic International Corp. (Insurance)	7,917	113,609
Olin Corp. (Chemicals)	2,457	49,558
Omnicare, Inc. (Pharmaceuticals)	4,095	83,333
ONEOK, Inc. (Gas)	3,549	170,778
Oshkosh Truck Corp. (Auto Manufacturers)	2,457	99,754
Overseas Shipholding Group, Inc. (Transportation)	819	61,638
Pacific Sunwear of California, Inc.* (Retail)	2,184	29,287
Packaging Corp. of America (Packaging & Containers)	3,003	66,006
Palm, Inc. (Computers)	3,549	20,442
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,092	18,619
Parametric Technology Corp.* (Software)	3,822	66,617
Patterson-UTI Energy, Inc. (Oil & Gas)	5,187	144,925
PDL BioPharma, Inc.* (Biotechnology)	3,822	50,680
Pentair, Inc. (Miscellaneous Manufacturing)	3,276	120,655
PepsiAmericas, Inc. (Beverages)	1,911	49,113
Perrigo Co. (Pharmaceuticals)	2,457	100,712
PetSmart, Inc. (Retail)	4,368	97,756
Pharmaceutical Product Development, Inc. (Commercial Services)	3,549	147,000
Phillips-Van Heusen Corp. (Apparel)	1,911	80,663
Pioneer Natural Resources Co. (Oil & Gas)	4,095	236,404
Plains Exploration & Production Co.* (Oil & Gas)	3,822	238,034
Plantronics, Inc. (Telecommunications)	1,638	40,803
PMI Group, Inc. (Insurance)	2,730	15,370
PNM Resources, Inc. (Electric)	2,457	35,602
Polycom, Inc.* (Telecommunications)	3,003	67,267
Potlatch Corp. (Forest Products & Paper)	1,092	48,933
Pride International, Inc.* (Oil & Gas)	5,733	243,366
Protective Life Corp. (Insurance)	2,184	93,082
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,638	56,855
Puget Energy, Inc. (Electric)	4,368	118,853
Quanta Services, Inc.* (Commercial Services)	5,733	152,154
Quicksilver Resources, Inc.* (Oil & Gas)	3,549	147,248
Radian Group, Inc. (Insurance)	2,730	14,742
Raymond James Financial Corp. (Diversified Financial Services)	3,276	94,251
Rayonier, Inc. (Forest Products & Paper)	2,457	103,268
Realty Income Corp. (REIT)	3,276	86,192
Regency Centers Corp. (REIT)	2,184	156,309
Regis Corp. (Retail)	1,365	39,858
Reliance Steel & Aluminum Co. (Iron/Steel)	1,911	116,151
Rent-A-Center, Inc.* (Commercial Services)	2,184	47,022
Republic Services, Inc. (Environmental Control)	5,460	173,573
ResMed, Inc.* (Healthcare - Products)	2,457	105,946
RF Micro Devices, Inc.* (Telecommunications)	9,828	33,120
Rollins, Inc. (Commercial Services)	1,365	21,744
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,003	186,546
Ross Stores, Inc. (Retail)	4,641	155,427
RPM, Inc. (Chemicals)	4,095	91,319
Ruby Tuesday, Inc. (Retail)	1,638	13,939
Ruddick Corp. (Food)	1,092	42,260
Saks, Inc.* (Retail)	4,641	60,379
SCANA Corp. (Electric)	3,822	150,701
Scholastic Corp.* (Media)	819	23,055
Scientific Games Corp. - Class A* (Entertainment)	2,184	61,501
SEI Investments Co. (Software)	4,368	101,643
Semtech Corp.* (Semiconductors)	2,184	35,468
Sensient Technologies Corp. (Chemicals)	1,638	48,763
Sepracor, Inc.* (Pharmaceuticals)	3,822	82,364
Service Corp. International (Commercial Services)	9,009	100,090
Sierra Pacific Resources (Electric)	7,917	107,909
Silicon Laboratories, Inc.* (Semiconductors)	1,638	55,315
Smithfield Foods, Inc.* (Food)	3,822	109,615
Sonoco Products Co. (Packaging & Containers)	3,276	107,944
Sotheby’s (Commercial Services)	2,184	60,497
Southwestern Energy Co.* (Oil & Gas)	11,466	485,126
SPX Corp. (Miscellaneous Manufacturing)	1,638	201,474
SRA International, Inc. - Class A* (Computers)	1,365	35,859
StanCorp Financial Group, Inc. (Insurance)	1,638	83,931
Steel Dynamics, Inc. (Iron/Steel)	6,006	209,309
Stericycle, Inc.* (Environmental Control)	3,003	160,300
STERIS Corp. (Healthcare - Products)	1,911	52,954
Strayer Education, Inc. (Commercial Services)	273	50,693
Superior Energy Services, Inc.* (Oil & Gas Services)	2,730	121,157

See accompanying notes to the Schedules of Portfolio Investments.

SVB Financial Group* (Banks)	1,092	53,137
Sybase, Inc.* (Software)	3,003	88,348
Synopsys, Inc.* (Computers)	4,641	107,254
Synovus Financial Corp. (Banks)	11,193	132,525
TCF Financial Corp. (Banks)	3,549	61,753
Tech Data Corp.* (Distribution/Wholesale)	1,638	55,053
Techne Corp.* (Healthcare - Products)	1,092	79,192
Teleflex, Inc. (Miscellaneous Manufacturing)	1,092	60,158
Telephone & Data Systems, Inc. (Telecommunications)	3,549	135,927
Temple-Inland, Inc. (Forest Products & Paper)	3,549	41,417
Terra Industries, Inc.* (Chemicals)	3,003	113,694
The Brink’s Co. (Miscellaneous Manufacturing)	1,638	119,165
The Colonial BancGroup, Inc. (Banks)	5,460	44,444
The Commerce Group, Inc. (Insurance)	1,365	49,741
The Corporate Executive Board Co. (Commercial Services)	1,092	47,578
The Macerich Co. (REIT)	2,457	179,680
The Ryland Group, Inc. (Home Builders)	1,365	43,653
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,365	45,236
The Timberland Co. - Class A* (Apparel)	1,638	23,915
The Warnaco Group, Inc.* (Apparel)	1,365	62,981
Thomas & Betts Corp.* (Electronics)	1,638	61,359
Thor Industries, Inc. (Home Builders)	1,092	33,109
Tidewater, Inc. (Oil & Gas Services)	1,638	106,830
Timken Co. (Metal Fabricate/Hardware)	3,276	118,427
Toll Brothers, Inc.* (Home Builders)	4,368	98,892
Tootsie Roll Industries, Inc. (Food)	819	19,926
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,730	82,992
TriQuint Semiconductor, Inc.* (Semiconductors)	4,914	32,383
Tupperware Corp. (Household Products/Wares)	1,911	75,293
UDR, Inc. (REIT)	4,368	110,423
United Rentals, Inc.* (Commercial Services)	2,457	46,290
Unitrin, Inc. (Insurance)	1,638	62,146
Universal Corp. (Agriculture)	819	52,572
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,638	102,604
Urban Outfitters, Inc.* (Retail)	3,822	130,904
URS Corp.* (Engineering & Construction)	2,730	110,128
Valassis Communications, Inc.* (Commercial Services)	1,638	23,260
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,003	39,880
Valspar Corp. (Chemicals)	3,276	72,006
ValueClick, Inc.* (Internet)	3,276	65,356
Varian, Inc.* (Electronics)	819	41,712
VCA Antech, Inc.* (Pharmaceuticals)	2,730	88,370
Vectren Corp. (Gas)	2,457	69,484
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,368	111,471
Vishay Intertechnology, Inc.* (Electronics)	6,279	59,337
W.R. Berkley Corp. (Insurance)	5,187	133,254
Wabtec Corp. (Machinery-Diversified)	1,638	70,237
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,730	92,438
Washington Federal, Inc. (Savings & Loans)	3,003	71,501
Webster Financial Corp. (Banks)	1,638	42,670
Weingarten Realty Investors (REIT)	2,457	90,639
WellCare Health Plans, Inc.* (Healthcare - Services)	1,365	59,760
Werner Enterprises, Inc. (Transportation)	1,365	26,549
Westamerica Bancorp (Banks)	819	47,862
Westar Energy, Inc. (Electric)	3,276	75,970
Western Digital Corp.* (Computers)	7,644	221,600
WGL Holdings, Inc. (Gas)	1,638	53,726
Williams Sonoma, Inc. (Retail)	3,003	79,279
Wilmington Trust Corp. (Banks)	2,184	71,810
Wind River Systems, Inc.* (Software)	2,457	20,246
Wisconsin Energy Corp. (Electric)	3,822	181,392
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,184	39,334
YRC Worldwide, Inc.* (Transportation)	1,911	31,054
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	2,184	80,262

TOTAL COMMON STOCKS (Cost $23,714,888)		35,971,463

	Principal Amount
Repurchase Agreements (27.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,905,153 (Collateralized by $2,832,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,964,467)	$2,905,000	2,905,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,873,204 (Collateralized by $3,921,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $3,951,954)	3,873,000	3,873,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,841,257 (Collateralized by $4,909,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $4,943,099)	4,841,000	4,841,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,759,092 (Collateralized by $1,802,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,796,050)	1,759,000	1,759,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,378,000)		13,378,000

TOTAL INVESTMENT SECURITIES (Cost $37,092,888) — 100.1%		49,349,463
Net other assets (liabilities) — (0.1)%		(59,970)

NET ASSETS — 100.0%		$49,289,493

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $15,858,990)	189	$265,864
S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $18,040,650)	43	1,514,482

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/08	$28,904,970	$(233,207)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.6%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.6%
Banks	1.9%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.3%
Chemicals	2.8%
Coal	0.6%
Commercial Services	3.6%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.1%
Electric	3.8%
Electrical Components & Equipment	0.9%
Electronics	1.6%
Engineering & Construction	0.6%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.5%
Gas	1.0%
Hand/Machine Tools	0.4%
Healthcare - Products	3.3%
Healthcare - Services	1.7%
Home Builders	0.8%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.0%
Internet	0.9%
Investment Companies	0.1%
Iron/Steel	1.2%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	1.7%
Media	0.3%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	5.7%
Oil & Gas Services	1.3%
Packaging & Containers	0.3%
Pharmaceuticals	1.6%
Pipelines	0.9%
REIT	4.2%
Real Estate	0.2%
Retail	4.5%
Savings & Loans	0.7%
Semiconductors	1.7%
Software	2.4%
Telecommunications	1.9%
Textiles	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.2%
Other**	27.0%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (76.8%)
3Com Corp.* (Telecommunications)	21,566	$51,543
AAR Corp.* (Aerospace/Defense)	2,104	49,234
Aaron Rents, Inc. (Commercial Services)	2,630	65,487
AbitibiBowater, Inc.* (Forest Products & Paper)	1,578	15,575
ABM Industries, Inc. (Commercial Services)	2,893	60,579
Acco Brands Corp.* (Household Products/Wares)	2,893	40,271
ACI Worldwide, Inc.* (Software)	2,104	46,498
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,156	106,894
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,104	100,655
Administaff, Inc. (Commercial Services)	1,578	41,328
ADTRAN, Inc. (Telecommunications)	3,156	74,671
Advance America Cash Advance Centers, Inc. (Commercial Services)	4,208	37,072
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,367	33,138
Advanta Corp. - Class B (Diversified Financial Services)	2,367	20,782
Advisory Board Co.* (Commercial Services)	1,315	61,305
Aecom Technology Corp.* (Engineering & Construction)	2,367	64,998
Aeropostale, Inc.* (Retail)	3,419	108,690
AFC Enterprises, Inc.* (Retail)	3,156	32,665
Affymetrix, Inc.* (Biotechnology)	3,419	37,301
Aftermarket Technology Corp.* (Auto Parts & Equipment)	1,841	42,177
Agilysys, Inc. (Computers)	2,367	25,942
AirTran Holdings, Inc.* (Airlines)	5,260	17,937
Alaska Air Group, Inc.* (Airlines)	2,367	50,843
Alaska Communications Systems Group, Inc. (Telecommunications)	3,945	44,105
Albany International Corp. - Class A (Machinery-Diversified)	1,841	66,828
Alesco Financial, Inc. (REIT)	6,312	21,776
Alexandria Real Estate Equities, Inc. (REIT)	1,315	138,114
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,841	129,570
Align Technology, Inc.* (Healthcare - Products)	3,156	38,756
Alkermes, Inc.* (Pharmaceuticals)	5,523	68,651
Alliance One International, Inc.* (Agriculture)	6,312	38,819
Allscripts Healthcare Solutions, Inc.* (Software)	2,893	32,286
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	2,893	72,556
Alpha Natural Resources, Inc.* (Coal)	3,945	191,924
Alpharma, Inc. - Class A* (Pharmaceuticals)	2,367	58,252
AMAG Pharmaceuticals, Inc.* (Biotechnology)	789	32,373
Amedisys, Inc.* (Healthcare - Services)	1,578	81,740
AMERCO* (Trucking & Leasing)	789	45,312
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	2,630	52,968
American Campus Communities, Inc. (REIT)	2,630	80,294
American Commercial Lines, Inc.* (Transportation)	3,419	54,089
American Dental Partners, Inc.* (Healthcare - Services)	2,104	24,406
American Equity Investment Life Holding Co. (Insurance)	4,997	48,221
American Medical Systems Holdings, Inc.* (Healthcare - Products)	4,208	59,333
American Physicians Capital, Inc. (Insurance)	1,578	73,140
American Reprographics Co.* (Software)	1,841	29,217
American States Water Co. (Water)	2,893	101,313
American Superconductor Corp.* (Electrical Components & Equipment)	2,630	66,486
AmericanWest Bancorp (Banks)	3,945	14,399
AMERIGROUP Corp.* (Healthcare - Services)	2,893	75,189
Ameris Bancorp (Banks)	3,156	47,277
Ameristar Casinos, Inc. (Lodging)	1,841	31,610
Ameron International Corp. (Miscellaneous Manufacturing)	789	77,953
Amkor Technology, Inc.* (Semiconductors)	5,523	52,745
AMN Healthcare Services, Inc.* (Commercial Services)	2,367	34,535
ANADIGICS, Inc.* (Semiconductors)	3,682	41,091
Analogic Corp. (Electronics)	1,052	60,585
Anixter International, Inc.* (Telecommunications)	1,315	74,916
ANSYS, Inc.* (Software)	3,945	158,707
Anworth Mortgage Asset Corp. (REIT)	7,101	47,435
Apex Silver Mines, Ltd.ADR* (Mining)	3,156	31,718
Apogee Enterprises, Inc. (Building Materials)	2,104	46,940
Apollo Investment Corp. (Investment Companies)	4,734	76,596
Applera Corp.-Celera Genomics Group* (Biotechnology)	5,523	73,898
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,630	63,541
Applied Micro Circuits Corp.* (Semiconductors)	4,997	43,774
Apria Healthcare Group, Inc.* (Healthcare - Services)	2,367	41,707
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,419	150,949
Aquila, Inc.* (Electric)	24,196	87,106
Arbitron, Inc. (Commercial Services)	1,578	75,492
Arch Chemicals, Inc. (Chemicals)	1,841	62,723
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,734	26,463
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	8,679	25,690
Ariba, Inc.* (Internet)	5,786	68,680

See accompanying notes to the Schedules of Portfolio Investments.

Arlington Tankers, Ltd.ADR (Transportation)	3,156	70,600
Array BioPharma, Inc.* (Pharmaceuticals)	4,471	27,810
Arris Group, Inc.* (Telecommunications)	5,523	44,736
ArthroCare Corp.* (Healthcare - Products)	1,578	71,105
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,208	62,868
Ashford Hospitality Trust (REIT)	7,101	41,115
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,471	116,201
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	4,997	36,528
Assured Guaranty, Ltd.ADR (Insurance)	3,682	93,118
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,315	48,195
Atheros Communications* (Telecommunications)	2,893	77,012
Atlas America, Inc. (Oil & Gas)	1,315	91,471
ATMI, Inc.* (Semiconductors)	2,104	61,942
ATP Oil & Gas Corp.* (Oil & Gas)	1,315	37,793
Atwood Oceanics, Inc.* (Oil & Gas)	1,315	132,407
Avid Technology, Inc.* (Software)	2,367	49,399
Avocent Corp.* (Internet)	2,893	56,442
Badger Meter, Inc. (Electronics)	2,104	109,555
Baldor Electric Co. (Hand/Machine Tools)	2,367	76,691
Bally Technologies, Inc.* (Entertainment)	3,156	106,326
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	3,156	59,333
BankFinancial Corp. (Savings & Loans)	5,260	84,370
Banner Corp. (Banks)	2,367	51,127
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,630	68,590
Basic Energy Services, Inc.* (Oil & Gas Services)	2,630	61,016
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,156	33,611
BearingPoint, Inc.* (Commercial Services)	11,309	20,922
Beazer Homes USA, Inc. (Home Builders)	2,104	23,291
Belden, Inc. (Electrical Components & Equipment)	2,104	70,989
Belo Corp. - Class A (Media)	4,734	47,813
Benchmark Electronics, Inc.* (Electronics)	3,682	65,466
Berry Petroleum Co. - Class A (Oil & Gas)	2,104	104,190
Big 5 Sporting Goods Corp. (Retail)	2,367	21,753
Bill Barrett Corp.* (Oil & Gas)	1,578	81,157
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,052	87,684
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,260	191,780
BioMed Realty Trust, Inc. (REIT)	3,945	102,570
Blackbaud, Inc. (Software)	2,893	67,957
Blackboard, Inc.* (Software)	1,841	63,588
Blockbuster, Inc. - Class A* (Retail)	12,098	35,326
Blue Nile, Inc.* (Internet)	789	39,190
Bob Evans Farms, Inc. (Retail)	2,367	66,442
Borders Group, Inc. (Retail)	3,419	21,540
Borland Software Corp.* (Software)	9,205	16,293
Boston Private Financial Holdings, Inc. (Banks)	3,156	29,351
Bowne & Co., Inc. (Commercial Services)	3,156	52,516
Brady Corp. - Class A (Electronics)	2,630	89,288
Briggs & Stratton Corp. (Machinery-Diversified)	2,630	40,029
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,841	87,282
Brightpoint, Inc.* (Distribution/Wholesale)	3,156	28,909
Bristow Group, Inc.* (Transportation)	1,315	69,366
Brooks Automation, Inc.* (Semiconductors)	4,208	43,595
Brown Shoe Co., Inc. (Retail)	2,630	43,868
Brush Engineered Materials, Inc.* (Mining)	1,315	40,778
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,682	31,776
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,841	231,837
Buffalo Wild Wings, Inc.* (Retail)	1,052	32,349
CACI International, Inc. - Class A* (Computers)	1,578	79,089
Calamos Asset Management, Inc. (Diversified Financial Services)	2,367	42,488
California Water Service Group (Water)	2,893	111,959
Callaway Golf Co. (Leisure Time)	4,471	61,432
Capital City Bank Group, Inc. (Banks)	2,893	75,941
Capital Lease Funding, Inc. (REIT)	6,838	56,824
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,315	83,489
Carter’s, Inc.* (Apparel)	3,156	44,626
Cascade Corp. (Machinery-Diversified)	789	34,124
Casey’s General Stores, Inc. (Retail)	2,893	64,022
Cash America International, Inc. (Retail)	1,841	75,094
Cbeyond, Inc.* (Telecommunications)	1,315	25,958
CBRE Realty Finance, Inc. (REIT)	4,734	18,368
CBRL Group, Inc. (Retail)	1,578	58,291
Centene Corp.* (Healthcare - Services)	2,893	53,144
Centennial Bank Holdings, Inc.* (Banks)	8,942	55,977
Centerline Holding Co. (Diversified Financial Services)	3,945	13,452
Central European Distribution Corp.* (Distribution/Wholesale)	2,104	128,176
Central Garden & Pet Co. - Class A* (Household Products/Wares)	4,997	25,085
Central Vermont Public Service Corp. (Electric)	1,578	36,767
Century Aluminum Co.* (Mining)	1,315	91,116
Cenveo, Inc.* (Commercial Services)	3,156	32,412
Cepheid, Inc.* (Healthcare - Products)	3,945	77,204

See accompanying notes to the Schedules of Portfolio Investments.

Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,315	51,232
CF Industries Holdings, Inc. (Chemicals)	2,630	351,631
Champion Enterprises, Inc.* (Home Builders)	4,734	48,855
Charlotte Russe Holding, Inc.* (Retail)	1,841	29,235
Charming Shoppes, Inc.* (Retail)	6,838	35,284
Charter Communications, Inc. - Class A* (Media)	21,566	23,076
Chattem, Inc.* (Cosmetics/Personal Care)	1,052	73,514
Checkpoint Systems, Inc.* (Electronics)	2,367	61,376
Chemed Corp. (Commercial Services)	1,315	44,842
Cherokee, Inc. (Apparel)	1,841	53,389
Chipotle Mexican Grill, Inc. - Class B* (Retail)	1,578	134,083
Chiquita Brands International, Inc.* (Food)	2,893	65,816
Christopher & Banks Corp. (Retail)	2,630	31,166
Cincinnati Bell, Inc.* (Telecommunications)	14,202	65,897
Cirrus Logic, Inc.* (Semiconductors)	6,575	47,011
Citadel Broadcasting Corp. (Media)	13,413	18,242
Citi Trends, Inc.* (Retail)	1,315	27,799
Citizens Republic Bancorp, Inc. (Banks)	4,734	39,056
CKE Restaurants, Inc. (Retail)	3,682	38,624
Clarcor, Inc. (Miscellaneous Manufacturing)	2,893	121,390
Cleco Corp. (Electric)	3,682	88,405
CMGI, Inc.* (Internet)	2,630	36,373
CNET Networks, Inc.* (Internet)	9,468	73,377
CoBiz Financial, Inc. (Banks)	4,208	46,751
Coeur d’Alene Mines Corp.* (Mining)	15,517	47,637
Cogent Communications Group, Inc.* (Internet)	2,630	55,256
Cognex Corp. (Machinery-Diversified)	3,156	79,531
Cohen & Steers, Inc. (Diversified Financial Services)	1,052	29,372
Cohu, Inc. (Semiconductors)	2,893	50,251
Coinstar, Inc.* (Commercial Services)	2,104	67,097
Collective Brands, Inc.* (Retail)	3,156	39,040
Columbia Banking System, Inc. (Banks)	3,419	92,587
Community Trust Bancorp, Inc. (Banks)	2,630	79,058
Commvault Systems, Inc.* (Software)	2,893	35,584
Compass Minerals International, Inc. (Mining)	2,104	132,552
Complete Production Services, Inc.* (Oil & Gas Services)	2,367	63,933
Comstock Resources, Inc.* (Oil & Gas)	2,367	107,675
Comtech Telecommunications Corp.* (Telecommunications)	1,315	50,930
Conceptus, Inc.* (Healthcare - Products)	2,630	47,393
Concur Technologies, Inc.* (Software)	2,630	87,158
CONMED Corp.* (Healthcare - Products)	2,104	53,694
Consolidated Communications Holdings, Inc. (Telecommunications)	2,893	41,370
Consolidated Water Co., Ltd.ADR (Water)	2,893	68,564
Consolidated-Tomoka Land Co. (Real Estate)	1,052	54,893
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,156	41,470
Corinthian Colleges, Inc.* (Commercial Services)	5,523	62,686
Corporate Office Properties Trust (REIT)	2,104	78,479
Corus Bankshares, Inc. (Banks)	3,419	25,061
CoStar Group, Inc.* (Commercial Services)	1,315	63,054
Crosstex Energy, Inc. (Oil & Gas)	2,630	91,024
CSG Systems International, Inc.* (Software)	2,630	31,823
CSK Auto Corp.* (Retail)	3,156	37,651
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,419	66,192
Curtiss-Wright Corp. (Aerospace/Defense)	2,367	112,409
CV Therapeutics, Inc.* (Pharmaceuticals)	3,945	36,097
Cymer, Inc.* (Electronics)	1,841	47,848
Daktronics, Inc. (Electronics)	2,104	31,118
Darling International, Inc.* (Environmental Control)	5,523	84,336
Dawson Geophysical Co.* (Oil & Gas Services)	789	57,076
DCT Industrial Trust, Inc. (REIT)	9,994	99,940
DealerTrack Holdings, Inc.* (Internet)	1,841	35,421
Deckers Outdoor Corp.* (Apparel)	789	108,937
Delta Petroleum Corp.* (Oil & Gas)	3,682	90,356
Deluxe Corp. (Commercial Services)	2,630	55,914
DeVry, Inc. (Commercial Services)	3,156	179,892
DiamondRock Hospitality Co. (REIT)	5,523	70,418
Digi International, Inc.* (Software)	3,682	30,340
Digital Realty Trust, Inc. (REIT)	2,893	112,104
Digital River, Inc.* (Internet)	2,104	69,116
Dionex Corp.* (Electronics)	1,052	82,287
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	1,578	20,814
Dress Barn, Inc.* (Retail)	2,630	35,400
Drill-Quip, Inc.* (Oil & Gas Services)	1,315	75,165
DTS, Inc.* (Home Furnishings)	2,630	77,585
Dycom Industries, Inc.* (Engineering & Construction)	2,367	34,037
Eagle Bulk Shipping, Inc.ADR (Transportation)	3,156	92,881
EarthLink, Inc.* (Internet)	9,468	86,443
Eclipsys Corp.* (Software)	2,893	60,088
Edge Petroleum Corp.* (Oil & Gas)	3,156	16,474
Education Realty Trust, Inc. (REIT)	6,312	84,202
El Paso Electric Co.* (Electric)	3,419	77,167
Electronics for Imaging, Inc.* (Computers)	3,156	45,510
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	2,367	43,813

See accompanying notes to the Schedules of Portfolio Investments.

EMCOR Group, Inc.* (Engineering & Construction)	3,156	79,089
Empire District Electric Co. (Electric)	4,734	98,609
Employers Holdings, Inc. (Insurance)	3,945	75,271
EMS Technologies, Inc.* (Telecommunications)	2,893	74,813
Emulex Corp.* (Semiconductors)	4,208	55,083
Encore Acquisition Co.* (Oil & Gas)	2,893	132,008
Encore Wire Corp. (Electrical Components & Equipment)	1,841	41,607
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,104	68,569
EnergySouth, Inc. (Gas)	1,578	85,291
Ennis, Inc. (Household Products/Wares)	2,630	44,552
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,315	47,734
Entegris, Inc.* (Semiconductors)	7,627	57,508
Entertainment Properties Trust (REIT)	1,578	84,202
Entravision Communications Corp.* (Media)	5,786	40,444
Enzon Pharmaceuticals, Inc.* (Biotechnology)	7,627	66,507
Epicor Software Corp.* (Software)	4,471	35,768
Equinix, Inc.* (Internet)	1,578	142,683
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,578	73,472
Euronet Worldwide, Inc.* (Commercial Services)	2,630	46,498
Evergreen Solar, Inc.* (Energy - Alternate Sources)	5,786	49,702
Excel Technology, Inc.* (Electronics)	2,630	62,042
EXCO Resources, Inc.* (Oil & Gas)	3,419	76,312
Exelixis, Inc.* (Biotechnology)	6,575	50,036
Exponent, Inc.* (Commercial Services)	2,893	97,610
Extra Space Storage, Inc. (REIT)	5,523	92,952
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	1,841	58,912
FEI Co.* (Electronics)	2,104	46,014
FelCor Lodging Trust, Inc. (REIT)	3,682	46,356
Ferro Corp. (Chemicals)	2,893	50,859
Finisar Corp.* (Telecommunications)	15,780	21,303
First BanCorp (Banks)	5,523	56,832
First Financial Holdings, Inc. (Savings & Loans)	2,630	63,146
First Merchants Corp. (Banks)	3,682	94,149
First Place Financial Corp. (Savings & Loans)	3,419	42,738
First Potomac Realty Trust (REIT)	3,419	58,089
First State Bancorporation (Banks)	3,682	34,243
Fisher Communications, Inc.* (Media)	1,315	43,079
Fleetwood Enterprises, Inc.* (Home Builders)	5,523	19,054
FLIR Systems, Inc.* (Electronics)	6,312	216,691
Flow International Corp.* (Machinery-Diversified)	4,208	42,206
Flowers Foods, Inc. (Food)	3,945	102,136
Flushing Financial Corp. (Savings & Loans)	4,734	92,408
Force Protection, Inc.* (Auto Manufacturers)	3,419	10,223
FormFactor, Inc.* (Semiconductors)	2,367	45,612
Forward Air Corp. (Transportation)	2,367	80,691
Fossil, Inc.* (Household Products/Wares)	2,367	84,715
Foundry Networks, Inc.* (Telecommunications)	7,101	90,396
FPIC Insurance Group, Inc.* (Insurance)	1,578	73,424
Franklin Bank Corp. Houston* (Savings & Loans)	4,471	6,930
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	10,520	26,195
FTI Consulting, Inc.* (Commercial Services)	2,104	134,656
Fuel Tech, Inc.* (Environmental Control)	1,578	40,555
FuelCell Energy, Inc.* (Energy - Alternate Sources)	6,049	53,413
Fuller (H.B.) Co. (Chemicals)	3,156	72,840
Gartner Group, Inc.* (Commercial Services)	3,682	84,391
Gaylord Entertainment Co.* (Lodging)	2,104	62,320
Gemstar-TV Guide International, Inc.* (Media)	14,991	60,414
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,315	88,960
GenCorp, Inc.* (Aerospace/Defense)	4,997	42,824
General Communication, Inc. - Class A* (Telecommunications)	4,471	27,765
Genesco, Inc.* (Retail)	1,315	29,140
Genesee & Wyoming, Inc. - Class A* (Transportation)	2,367	84,455
GeoEye, Inc.* (Telecommunications)	2,367	54,512
Georgia Gulf Corp. (Chemicals)	2,630	15,806
Gevity HR, Inc. (Commercial Services)	2,367	16,143
Gladstone Capital Corp. (Investment Companies)	3,156	59,270
GMH Communities Trust (REIT)	6,312	59,585
GrafTech International, Ltd.* (Electrical Components & Equipment)	5,260	103,359
Granite Construction, Inc. (Engineering & Construction)	1,578	54,125
Great Wolf Resorts, Inc.* (Entertainment)	4,734	28,925
Greatbatch, Inc.* (Electrical Components & Equipment)	1,841	33,469
Greenhill & Co., Inc. (Diversified Financial Services)	1,052	68,433
Greif Brothers Corp. - Class A (Packaging & Containers)	1,578	101,939
Grey Wolf, Inc.* (Oil & Gas)	9,731	61,013
Group 1 Automotive, Inc. (Retail)	1,578	42,101
GulfMark Offshore, Inc.* (Transportation)	1,315	78,637
Haemonetics Corp.* (Healthcare - Products)	1,578	90,309
Harleysville National Corp. (Banks)	4,997	72,257

See accompanying notes to the Schedules of Portfolio Investments.

Harvest Natural Resources, Inc.* (Oil & Gas)	4,734	44,926
Haynes International, Inc.* (Metal Fabricate/Hardware)	789	49,431
HealthExtras, Inc.* (Pharmaceuticals)	2,104	59,375
HEALTHSOUTH Corp.* (Healthcare - Services)	4,208	82,771
Healthways, Inc.* (Healthcare - Services)	1,841	67,252
Hecla Mining Co.* (Mining)	6,575	67,459
HEICO Corp. (Aerospace/Defense)	2,104	108,377
Heidrick & Struggles International, Inc. (Commercial Services)	1,315	39,358
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,104	35,579
Hercules Offshore, Inc.* (Oil & Gas Services)	1,578	41,596
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,260	53,389
Hercules, Inc. (Chemicals)	5,786	108,777
Herman Miller, Inc. (Office Furnishings)	2,893	67,494
Hersha Hospitality Trust (REIT)	6,575	62,594
Hexcel Corp.* (Aerospace/Defense Equipment)	4,997	111,833
Hibbett Sports, Inc.* (Retail)	2,367	43,221
Highwoods Properties, Inc. (REIT)	2,893	101,371
Hilb, Rogal, and Hobbs Co. (Insurance)	1,841	53,260
Hologic, Inc.* (Healthcare - Products)	5,260	153,539
Horizon Lines, Inc. - Class A (Transportation)	2,367	24,972
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,315	65,579
Hub Group, Inc. - Class A* (Transportation)	2,367	77,377
Hudson Highland Group, Inc.* (Commercial Services)	2,104	18,662
Human Genome Sciences, Inc.* (Biotechnology)	8,416	55,125
Huron Consulting Group, Inc.* (Commercial Services)	1,052	44,037
Iconix Brand Group, Inc.* (Apparel)	3,156	50,244
IDACORP, Inc. (Electric)	2,893	93,849
IHS, Inc. - Class A* (Computers)	1,841	121,598
II-VI, Inc.* (Electronics)	1,841	68,375
IKON Office Solutions, Inc. (Office/Business Equipment)	5,786	63,357
Illumina, Inc.* (Biotechnology)	2,630	204,851
Imation Corp. (Computers)	2,104	49,192
Immucor, Inc.* (Healthcare - Products)	3,419	92,245
Independent Bank Corp. (Banks)	2,630	76,875
Independent Bank Corp. (Banks)	4,208	33,580
Infinity Property & Casualty Corp. (Insurance)	1,578	61,163
Informatica Corp.* (Software)	4,997	79,752
Infospace, Inc. (Internet)	2,630	31,718
Ingles Markets, Inc. - Class A (Food)	1,578	36,010
Innospec, Inc. (Chemicals)	2,104	42,901
Insight Enterprises, Inc.* (Retail)	3,156	38,061
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,630	44,500
Integra Bank Corp. (Banks)	3,945	57,636
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	2,630	83,029
InterDigital, Inc.* (Telecommunications)	2,630	53,310
Interface, Inc. - Class A (Office Furnishings)	3,682	47,277
Interline Brands, Inc.* (Building Materials)	2,104	40,712
Intermec, Inc.* (Machinery-Diversified)	3,419	72,209
InterMune, Inc.* (Biotechnology)	1,841	29,180
Internap Network Services Corp.* (Internet)	3,156	15,180
International Coal Group, Inc.* (Coal)	8,416	66,991
Interwoven, Inc.* (Internet)	3,945	44,421
inVentiv Health, Inc.* (Advertising)	1,841	54,733
Inverness Medical Innovations, Inc.* (Healthcare - Products)	2,367	87,579
ION Geophysical Corp.* (Oil & Gas Services)	3,945	62,844
IPC Holdings, Ltd.ADR (Insurance)	3,419	99,527
iPCS, Inc. (Telecommunications)	1,841	56,003
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,786	68,159
ITC Holdings Corp. (Electric)	2,630	146,701
Itron, Inc.* (Electronics)	1,578	146,880
J. Crew Group, Inc.* (Retail)	1,841	87,447
j2 Global Communications, Inc.* (Internet)	2,893	61,910
Jack Henry & Associates, Inc. (Computers)	3,945	103,675
Jack in the Box, Inc.* (Retail)	3,156	84,423
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,104	31,371
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,104	49,423
Jamba, Inc.* (Retail)	5,260	13,203
Jer Investors Trust, Inc. (REIT)	4,208	32,402
JetBlue Airways Corp.* (Airlines)	8,416	42,417
Jo-Ann Stores, Inc.* (Retail)	1,578	29,887
Jos. A. Bank Clothiers, Inc.* (Retail)	1,315	32,099
K-V Pharmaceutical Co.* (Pharmaceuticals)	2,367	57,849
Kadant, Inc.* (Machinery-Diversified)	1,841	48,013
Kaiser Aluminum Corp. (Mining)	789	54,149
Kaman Corp. (Aerospace/Defense)	2,104	57,018
Kaydon Corp. (Metal Fabricate/Hardware)	1,578	82,640
KBW, Inc.* (Diversified Financial Services)	1,841	43,705
KEMET Corp.* (Electronics)	7,101	28,901
Kenexa Corp.* (Commercial Services)	1,578	27,599
Kindred Healthcare, Inc.* (Healthcare - Services)	1,578	37,446
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	5,523	103,335
Knight Transportation, Inc. (Transportation)	3,682	62,557
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,104	60,721
Knoll, Inc. (Office Furnishings)	2,893	37,667

See accompanying notes to the Schedules of Portfolio Investments.

Korn/Ferry International* (Commercial Services)	2,630	49,076
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,260	34,663
L-1 Identity Solutions, Inc.* (Electronics)	3,419	49,268
Laclede Group, Inc. (Gas)	3,682	139,253
Lance, Inc. (Food)	2,630	55,125
LandAmerica Financial Group, Inc. (Insurance)	789	22,644
Landauer, Inc. (Commercial Services)	1,578	84,028
LaSalle Hotel Properties (REIT)	2,367	75,910
Lattice Semiconductor Corp.* (Semiconductors)	9,731	32,988
Lawson Software, Inc.* (Software)	7,627	60,940
Layne Christensen Co.* (Engineering & Construction)	1,315	56,111
LCA-Vision, Inc. (Healthcare - Products)	1,315	13,295
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,734	39,340
Lear Corp.* (Auto Parts & Equipment)	3,682	105,195
Lee Enterprises, Inc. (Media)	3,156	24,396
Life Time Fitness, Inc.* (Leisure Time)	1,578	57,360
LifeCell Corp.* (Biotechnology)	2,104	106,841
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	6,838	27,694
Lin TV Corp. - Class A* (Media)	2,367	23,717
Littelfuse, Inc.* (Electrical Components & Equipment)	1,578	58,007
Live Nation, Inc.* (Commercial Services)	3,419	47,148
LKQ Corp.* (Distribution/Wholesale)	6,312	137,349
LodgeNet Entertainment Corp.* (Media)	1,841	11,267
Longs Drug Stores Corp. (Retail)	1,578	63,215
LoopNet, Inc.* (Internet)	2,367	26,723
LTC Properties, Inc. (REIT)	3,682	100,261
Luminex Corp.* (Healthcare - Products)	3,945	76,967
M&F Worldwide Corp.* (Food)	789	27,142
Macrovision Corp.* (Entertainment)	2,893	45,652
Magellan Health Services, Inc.* (Healthcare - Services)	2,104	81,193
Maguire Properties, Inc. (REIT)	2,367	38,109
Manhattan Associates, Inc.* (Computers)	2,104	54,725
MannKind Corp.* (Pharmaceuticals)	3,419	8,889
Mariner Energy, Inc.* (Oil & Gas)	4,471	123,221
Martek Biosciences Corp.* (Biotechnology)	2,630	92,734
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	3,156	90,546
MasTec, Inc.* (Telecommunications)	3,419	28,002
Matria Healthcare, Inc.* (Healthcare - Services)	1,578	40,239
Matrix Service Co.* (Oil & Gas Services)	1,841	37,023
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,104	104,022
Mattson Technology, Inc.* (Semiconductors)	4,997	24,235
Max Capital Group, Ltd.ADR (Insurance)	3,682	86,196
MAXIMUS, Inc. (Commercial Services)	1,315	49,865
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	2,630	31,639
MCG Capital Corp. (Investment Companies)	4,734	36,262
McGrath Rentcorp (Commercial Services)	2,104	54,346
Medarex, Inc.* (Pharmaceuticals)	6,575	47,143
Mediacom Communications Corp. - Class A* (Media)	5,786	24,822
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,893	59,596
Mentor Corp. (Healthcare - Products)	2,104	61,584
Mentor Graphics Corp.* (Computers)	4,997	50,320
Meridian Bioscience, Inc. (Healthcare - Products)	2,893	77,908
Meritage Homes Corp.* (Home Builders)	1,578	29,935
Methode Electronics, Inc. (Electronics)	3,419	37,062
MGE Energy, Inc. (Electric)	2,893	100,647
Micros Systems, Inc.* (Computers)	4,208	150,015
Microsemi Corp.* (Semiconductors)	3,945	96,652
MicroStrategy, Inc. - Class A* (Software)	526	46,672
Midas, Inc.* (Commercial Services)	2,630	40,844
MKS Instruments, Inc.* (Semiconductors)	2,893	66,105
Mobile Mini, Inc.* (Storage/Warehousing)	2,367	50,299
Monaco Coach Corp. (Home Builders)	3,682	23,307
Monarch Casino & Resort, Inc.* (Lodging)	1,841	24,375
Montpelier Re Holdings, Ltd.ADR (Insurance)	5,786	95,469
Moog, Inc. - Class A* (Aerospace/Defense)	2,104	90,703
MPS Group, Inc.* (Commercial Services)	5,786	62,084
MSC.Software Corp.* (Software)	3,945	48,050
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,367	76,620
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	6,838	55,046
MVC Capital, Inc. (Investment Companies)	2,893	45,015
Myriad Genetics, Inc.* (Biotechnology)	2,367	98,325
Nara Bancorp, Inc. (Banks)	4,208	55,251
Nash Finch Co. (Food)	1,052	38,482
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,315	66,539
National CineMedia, Inc. (Entertainment)	2,893	55,430
National Financial Partners (Diversified Financial Services)	2,104	56,640
Nationwide Health Properties, Inc. (REIT)	4,471	161,045
NCI Building Systems, Inc.* (Building Materials)	1,315	31,744

See accompanying notes to the Schedules of Portfolio Investments.

Nektar Therapeutics* (Biotechnology)	5,523	26,621
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,367	55,482
Netflix, Inc.* (Internet)	2,893	92,518
NETGEAR, Inc.* (Telecommunications)	2,104	34,106
NewAlliance Bancshares, Inc. (Savings & Loans)	6,575	88,499
NGP Capital Resources Co. (Investment Companies)	3,945	63,633
Nicor, Inc. (Gas)	2,367	83,129
Nordson Corp. (Machinery-Diversified)	1,841	108,674
NorthStar Realty Finance Corp. (REIT)	5,260	54,546
Novatel Wireless, Inc.* (Telecommunications)	1,841	16,422
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,104	19,146
NTELOS Holdings Corp. (Telecommunications)	2,104	54,452
Nuance Communications, Inc.* (Software)	6,575	133,341
NuVasive, Inc.* (Healthcare - Products)	2,630	100,334
O’Charley’s, Inc. (Retail)	3,156	36,610
Oil States International, Inc.* (Oil & Gas Services)	2,367	118,492
Old Dominion Freight Line, Inc.* (Transportation)	2,104	64,593
Olin Corp. (Chemicals)	4,208	84,875
OM Group, Inc.* (Chemicals)	1,578	86,411
OMEGA Healthcare Investors, Inc. (REIT)	5,523	96,652
Omnicell, Inc.* (Software)	2,630	31,613
OmniVision Technologies, Inc.* (Semiconductors)	3,419	54,841
ON Semiconductor Corp.* (Semiconductors)	11,572	86,443
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,630	92,471
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,630	56,466
OraSure Technologies, Inc.* (Healthcare - Products)	7,101	45,872
Orbital Sciences Corp.* (Aerospace/Defense)	3,419	92,005
Orthofix International N.V.ADR* (Healthcare - Products)	1,315	40,449
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,156	109,355
OSI Systems, Inc.* (Electronics)	1,841	45,012
Owens & Minor, Inc. (Distribution/Wholesale)	2,367	107,272
P.F. Chang’s China Bistro, Inc.* (Retail)	1,841	57,126
Pacer International, Inc. (Transportation)	2,630	48,813
Pacific Sunwear of California, Inc.* (Retail)	3,682	49,376
PAETEC Holding Corp.* (Telecommunications)	4,997	38,527
Palm, Inc. (Computers)	5,260	30,298
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,104	35,873
Parallel Petroleum Corp.* (Oil & Gas)	2,630	55,730
Parametric Technology Corp.* (Software)	5,523	96,266
PAREXEL International Corp.* (Commercial Services)	3,156	80,162
Parker Drilling Co.* (Oil & Gas)	6,312	50,622
Peet’s Coffee & Tea, Inc.* (Beverages)	2,630	61,095
Penn Virginia Corp. (Oil & Gas)	1,841	96,652
Performance Food Group Co.* (Food)	2,367	79,200
Perini Corp.* (Engineering & Construction)	1,315	47,577
Perot Systems Corp. - Class A* (Computers)	4,471	69,926
Perrigo Co. (Pharmaceuticals)	4,471	183,266
Petrohawk Energy Corp.* (Oil & Gas)	8,153	192,737
PetroQuest Energy, Inc.* (Oil & Gas)	3,419	71,047
Phase Forward, Inc.* (Software)	3,156	58,070
PHH Corp.* (Commercial Services)	2,893	56,790
PHI, Inc.* (Transportation)	2,104	79,047
Pier 1 Imports, Inc.* (Retail)	6,575	51,285
Pilgrim’s Pride Corp. (Food)	2,104	50,854
Pinnacle Entertainment, Inc.* (Entertainment)	3,156	48,981
Pinnacle Financial Partners, Inc.* (Banks)	3,156	85,528
Piper Jaffray* (Diversified Financial Services)	1,315	48,997
Plantronics, Inc. (Telecommunications)	2,630	65,513
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	3,156	113,206
Plexus Corp.* (Electronics)	2,630	63,357
PMA Capital Corp. - Class A* (Insurance)	6,312	58,575
PMC-Sierra, Inc.* (Semiconductors)	11,572	89,914
PNM Resources, Inc. (Electric)	4,208	60,974
Polaris Industries, Inc. (Leisure Time)	2,104	97,941
Polycom, Inc.* (Telecommunications)	4,208	94,259
PolyOne Corp.* (Chemicals)	7,364	54,346
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,052	46,299
Post Properties, Inc. (REIT)	2,104	77,217
Potlatch Corp. (Forest Products & Paper)	2,367	106,065
Powerwave Technologies, Inc.* (Telecommunications)	8,416	22,976
Preferred Bank (Banks)	2,104	24,638
Presidential Life Corp. (Insurance)	3,419	57,986
Priceline.com, Inc.* (Internet)	1,841	234,985
PRIMEDIA, Inc. (Media)	2,893	19,586
ProAssurance Corp.* (Insurance)	1,841	97,260
Progress Software Corp.* (Software)	2,367	71,554
Prospect Capital Corp. (Investment Companies)	3,419	50,738
Provident New York Bancorp (Savings & Loans)	6,049	80,815
PSS World Medical, Inc.* (Healthcare - Products)	3,945	64,974
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,893	100,416

See accompanying notes to the Schedules of Portfolio Investments.

Quanex Building Products Corp.* (Building Materials)	1,841	31,297
Quantum Corp.* (Computers)	16,306	28,536
Quest Software, Inc.* (Software)	3,945	52,547
Quiksilver, Inc.* (Apparel)	6,575	63,975
RAIT Financial Trust (REIT)	3,419	25,984
Ralcorp Holdings, Inc.* (Food)	1,578	96,321
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,578	48,350
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	1,578	63,073
RC2 Corp.* (Toys/Games/Hobbies)	1,578	29,193
RealNetworks, Inc.* (Internet)	6,838	42,122
Realty Income Corp. (REIT)	5,260	138,391
Red Robin Gourmet Burgers, Inc.* (Retail)	1,578	64,824
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,367	31,339
Regal-Beloit Corp. (Hand/Machine Tools)	1,578	58,528
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,682	72,241
Regis Corp. (Retail)	2,367	69,116
Renasant Corp. (Banks)	3,156	73,125
Rent-A-Center, Inc.* (Commercial Services)	3,682	79,273
Resource Capital Corp. (REIT)	4,208	36,568
Resources Connection, Inc. (Commercial Services)	2,630	53,152
RF Micro Devices, Inc.* (Telecommunications)	10,520	35,452
Rimage Corp.* (Computers)	1,841	32,899
Robbins & Myers, Inc. (Machinery-Diversified)	2,104	83,865
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,104	71,389
Rofin-Sinar Technologies, Inc.* (Electronics)	2,104	80,120
Rosetta Resources, Inc.* (Oil & Gas)	3,156	68,769
RTI International Metals, Inc.* (Mining)	1,052	43,332
Rudolph Technologies, Inc.* (Semiconductors)	3,156	32,065
Rush Enterprises, Inc.* (Retail)	3,419	55,114
Russ Berrie and Co., Inc.* (Household Products/Wares)	2,893	40,560
SAIC, Inc.* (Commercial Services)	4,997	94,943
Sally Beauty Holdings, Inc.* (Retail)	5,523	33,469
Sanderson Farms, Inc. (Food)	1,315	54,796
Sandy Spring Bancorp, Inc. (Banks)	2,630	67,065
Sapient Corp.* (Internet)	6,312	44,941
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,682	80,415
SAVVIS, Inc.* (Telecommunications)	1,578	23,118
ScanSource, Inc.* (Distribution/Wholesale)	2,104	52,537
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,315	115,720
Scholastic Corp.* (Media)	2,367	66,631
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,104	46,562
Sciele Pharma, Inc.* (Pharmaceuticals)	2,367	45,612
Seabright Insurance Holdings* (Insurance)	3,682	57,145
Seacoast Banking Corp. of Florida (Banks)	3,419	35,934
Security Bank Corp. (Banks)	3,682	28,278
Select Comfort Corp.* (Retail)	3,156	9,531
Selective Insurance Group, Inc. (Insurance)	3,682	78,500
Semtech Corp.* (Semiconductors)	4,471	72,609
Senior Housing Properties Trust (REIT)	4,734	113,379
Senomyx, Inc.* (Commercial Services)	3,419	20,514
Signature Bank* (Banks)	2,104	55,504
Silgan Holdings, Inc. (Packaging & Containers)	1,315	70,063
Silicon Image, Inc.* (Semiconductors)	6,049	36,113
Sinclair Broadcast Group, Inc. - Class A (Media)	3,945	34,677
SiRF Technology Holdings, Inc.* (Semiconductors)	2,893	17,098
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	3,419	41,370
SkyWest, Inc. (Airlines)	3,156	60,059
Skyworks Solutions, Inc.* (Semiconductors)	9,205	79,991
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	3,156	19,031
Sohu.com, Inc.* (Internet)	1,841	127,268
Sonic Corp.* (Retail)	3,945	86,751
SONICWALL, Inc.* (Internet)	6,049	46,517
SonoSite, Inc.* (Healthcare - Products)	1,841	58,709
Sonus Networks, Inc.* (Telecommunications)	12,624	50,622
Sotheby’s (Commercial Services)	3,156	87,421
Southwest Bancorp, Inc. (Banks)	3,156	55,546
Spansion, Inc. - Class A* (Semiconductors)	5,260	17,358
Spartan Motors, Inc. (Auto Parts & Equipment)	2,367	22,226
Spartan Stores, Inc. (Food)	1,841	38,440
Spartech Corp. (Chemicals)	2,104	18,810
Spherion Corp.* (Commercial Services)	5,523	27,284
SPSS, Inc.* (Software)	1,315	55,546
Stage Stores, Inc. (Retail)	2,893	45,536
Standard Microsystems Corp.* (Semiconductors)	1,841	54,586
Standard Pacific Corp. (Home Builders)	3,682	18,631
Standex International Corp. (Miscellaneous Manufacturing)	2,893	60,984
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,315	43,513
STERIS Corp. (Healthcare - Products)	3,419	94,740
Sterling Financial Corp. (Savings & Loans)	3,156	38,535
Steven Madden, Ltd.* (Apparel)	1,841	34,813
Stewart Enterprises, Inc. - Class A (Commercial Services)	7,627	52,092
Stifel Financial Corp.* (Diversified Financial Services)	1,052	49,728

See accompanying notes to the Schedules of Portfolio Investments.

Stone Energy Corp.* (Oil & Gas)	1,841	112,191
Strategic Hotels & Resorts, Inc. (REIT)	4,208	60,637
Strayer Education, Inc. (Commercial Services)	789	146,509
Suffolk Bancorp (Banks)	2,367	76,643
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,367	50,772
Sunstone Hotel Investors, Inc. (REIT)	3,682	68,780
Superior Bancorp* (Banks)	1,972	35,003
Superior Essex, Inc.* (Electrical Components & Equipment)	1,578	46,914
SureWest Communications (Telecommunications)	2,104	29,267
Swift Energy Co.* (Oil & Gas)	1,578	82,277
Sybase, Inc.* (Software)	4,208	123,799
Symmetricom, Inc.* (Telecommunications)	6,049	25,950
Synaptics, Inc.* (Computers)	1,578	53,557
Take-Two Interactive Software, Inc.* (Software)	3,945	103,517
Taser International, Inc.* (Electronics)	4,208	31,392
Technitrol, Inc. (Electronics)	2,367	49,707
Tekelec* (Telecommunications)	3,682	54,199
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,841	108,122
TeleTech Holdings, Inc.* (Commercial Services)	2,104	48,245
Tempur-Pedic International, Inc. (Home Furnishings)	3,945	43,829
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	2,630	67,275
Terra Industries, Inc.* (Chemicals)	4,734	179,229
Tessera Technologies, Inc.* (Semiconductors)	2,367	47,908
Tetra Tech, Inc.* (Environmental Control)	3,419	72,243
Texas Capital Bancshares, Inc.* (Banks)	3,156	58,228
Texas Industries, Inc. (Building Materials)	1,315	101,794
The Children’s Place Retail Stores, Inc.* (Retail)	1,315	30,574
The Commerce Group, Inc. (Insurance)	2,893	105,421
The Geo Group, Inc.* (Commercial Services)	2,893	76,520
The Gymboree Corp.* (Apparel)	1,841	79,568
The Hain Celestial Group, Inc.* (Food)	2,630	64,908
The Medicines Co.* (Pharmaceuticals)	3,156	62,331
The Men’s Wearhouse, Inc. (Retail)	2,630	70,037
The Middleby Corp.* (Machinery-Diversified)	1,052	66,013
The Pantry, Inc.* (Retail)	1,315	14,268
The Pep Boys - Manny, Moe & Jack (Retail)	2,630	23,460
The Phoenix Cos., Inc. (Insurance)	6,838	88,894
The Spectranetics Corp.* (Healthcare - Products)	4,734	50,938
The Steak n Shake Co.* (Retail)	4,471	35,321
The Timberland Co. - Class A* (Apparel)	2,893	42,238
The TriZetto Group, Inc.* (Internet)	3,156	66,434
The Ultimate Software Group, Inc.* (Software)	2,104	68,990
The Warnaco Group, Inc.* (Apparel)	2,630	121,348
Thoratec Corp.* (Healthcare - Products)	3,419	54,670
THQ, Inc.* (Software)	3,156	67,160
Tibco Software, Inc.* (Internet)	10,520	80,688
TICC Capital Corp. (Investment Companies)	4,471	32,549
TierOne Corp. (Savings & Loans)	1,841	16,495
Time Warner Telecom, Inc. - Class A* (Telecommunications)	6,838	134,025
Titan International, Inc. (Auto Parts & Equipment)	1,578	56,224
TiVo, Inc.* (Home Furnishings)	8,416	69,264
TNS, Inc.* (Commercial Services)	4,208	96,784
TreeHouse Foods, Inc.* (Food)	2,367	53,660
Triarc Cos., Inc. (Retail)	4,471	31,744
TriCo Bancshares (Banks)	3,156	53,684
Trident Microsystems, Inc.* (Software)	3,156	13,697
TriQuint Semiconductor, Inc.* (Semiconductors)	11,309	74,526
Tronox, Inc. - Class B (Chemicals)	3,945	11,796
TrueBlue, Inc.* (Commercial Services)	2,893	36,828
Trump Entertainment Resorts, Inc.* (Lodging)	3,156	8,805
TrustCo Bank Corp. NY (Banks)	10,520	91,840
Tupperware Corp. (Household Products/Wares)	3,419	134,709
Tween Brands, Inc.* (Retail)	1,578	29,982
TXCO Resources, Inc.* (Oil & Gas)	4,208	53,778
UAP Holding Corp. (Chemicals)	3,156	122,800
UCBH Holdings, Inc. (Banks)	5,523	40,207
UIL Holdings Corp. (Electric)	2,367	74,087
Under Armour, Inc. - Class A* (Retail)	1,315	43,829
United America Indemnity, Ltd. - Class A* (Insurance)	3,156	48,792
United Natural Foods, Inc.* (Food)	2,630	52,074
United Online, Inc. (Internet)	4,734	50,559
United Stationers, Inc.* (Distribution/Wholesale)	1,315	57,978
United Therapeutics Corp.* (Pharmaceuticals)	1,315	111,117
Universal American Financial Corp.* (Insurance)	3,419	36,686
Universal Corp. (Agriculture)	1,315	84,410
Universal Health Realty Income Trust (REIT)	2,630	88,210
Urstadt Biddle Properties - Class A (REIT)	4,734	79,863
USA Mobility, Inc. (Telecommunications)	2,104	15,023
USEC, Inc.* (Mining)	4,471	20,745
UTStarcom, Inc.* (Telecommunications)	8,416	27,352
Vail Resorts, Inc.* (Entertainment)	1,578	77,054
Valassis Communications, Inc.* (Commercial Services)	3,156	44,815

See accompanying notes to the Schedules of Portfolio Investments.

Valeant Pharmaceuticals International* (Pharmaceuticals)	4,997	66,360
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,052	103,580
ValueClick, Inc.* (Internet)	4,997	99,690
Varian, Inc.* (Electronics)	1,578	80,368
Veeco Instruments, Inc.* (Semiconductors)	3,156	59,427
Viad Corp. (Commercial Services)	1,578	49,644
ViaSat, Inc.* (Telecommunications)	1,841	40,686
Vignette Corp.* (Internet)	3,156	36,452
ViroPharma, Inc.* (Pharmaceuticals)	4,208	38,545
VistaPrint, Ltd.ADR* (Commercial Services)	2,367	80,549
Visteon Corp.* (Auto Parts & Equipment)	7,890	34,243
Volcom, Inc.* (Apparel)	1,052	19,977
W-H Energy Services, Inc.* (Oil & Gas Services)	1,578	121,964
W.R. Grace & Co.* (Chemicals)	3,682	93,376
Wabtec Corp. (Machinery-Diversified)	2,630	112,774
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,208	142,483
Walter Industries, Inc. (Holding Companies - Diversified)	2,893	200,658
Warren Resources, Inc.* (Oil & Gas)	4,471	54,904
Watsco, Inc. (Distribution/Wholesale)	1,315	59,662
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,104	123,336
Watts Water Technologies, Inc. - Class A (Electronics)	1,841	49,468
WD-40 Co. (Household Products/Wares)	2,104	65,476
Websense, Inc.* (Internet)	2,630	51,153
West Coast Bancorp (Banks)	2,893	37,349
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,841	86,361
Westar Energy, Inc. (Electric)	4,997	115,880
Whiting Petroleum Corp.* (Oil & Gas)	1,841	140,873
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,841	66,442
Wind River Systems, Inc.* (Software)	5,260	43,342
Winn-Dixie Stores, Inc.* (Food)	1,841	32,641
Winnebago Industries, Inc. (Home Builders)	2,104	33,853
Winthrop Realty Trust (REIT)	11,572	50,338
WMS Industries, Inc.* (Leisure Time)	2,630	95,180
Wolverine World Wide, Inc. (Apparel)	3,156	90,703
Woodward Governor Co. (Electronics)	3,156	110,870
World Acceptance Corp.* (Diversified Financial Services)	1,315	51,785
World Fuel Services Corp. (Retail)	1,578	38,756
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,682	66,313
Wright Express Corp.* (Commercial Services)	2,367	78,111
Wright Medical Group, Inc.* (Healthcare - Products)	2,630	73,430
WSFS Financial Corp. (Savings & Loans)	1,315	66,815
XenoPort, Inc.* (Pharmaceuticals)	1,315	56,256
Zale Corp.* (Retail)	2,630	54,494
Zenith National Insurance Corp. (Insurance)	2,104	78,143
Zoltek Cos., Inc.* (Chemicals)	1,315	35,071
Zoran Corp.* (Semiconductors)	3,156	41,533
Zumiez, Inc.* (Retail)	1,315	27,549
Zymogenetics, Inc.* (Pharmaceuticals)	3,682	32,770

TOTAL COMMON STOCKS (Cost $43,074,820)		48,736,483

	Principal Amount
Repurchase Agreements (12.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,677,089 (Collateralized by $1,635,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,711,477)	$1,677,000	1,677,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,237,118 (Collateralized by $2,264,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,281,873)	2,237,000	2,237,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,795,148 (Collateralized by $2,880,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $2,852,520)	2,795,000	2,795,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,019,053 (Collateralized by $1,031,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $1,040,264)	1,019,000	1,019,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,728,000)		7,728,000

	Shares
Rights/Warrants (NM)
Winthrop Realty Trust Rights (REIT)	1,157	0

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $50,802,820) — 89.0%		56,464,483
Net other assets (liabilities) — 11.0%		6,943,424

NET ASSETS — 100.0%		$63,407,907

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $57,613,850)	161	$3,026,076
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $6,727,580)	94	50,478

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	$19,076,162	$(160,812)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	7,894,636	(101,226)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.1%
Aerospace/Defense Equipment	0.2%
Agriculture	0.2%
Airlines	0.3%
Apparel	1.2%
Auto Manufacturers	NM
Auto Parts & Equipment	0.9%
Banks	3.0%
Beverages	0.1%
Biotechnology	1.8%
Building Materials	0.5%
Chemicals	2.1%
Coal	0.4%
Commercial Services	5.3%
Computers	1.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.5%
Electric	1.4%
Electrical Components & Equipment	1.0%
Electronics	2.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare - Products	2.4%
Healthcare - Services	1.4%
Holding Companies - Diversified	0.3%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.8%
Insurance	2.5%
Internet	3.0%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	1.4%
Media	0.6%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.4%
Oil & Gas Services	1.4%
Packaging & Containers	0.3%
Pharmaceuticals	2.8%
REIT	4.1%
Real Estate	0.1%
Retail	4.0%
Savings & Loans	0.8%
Semiconductors	2.6%
Software	3.0%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.5%
Other**	23.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (78.0%)
3M Co. (Miscellaneous Manufacturing)	14,271	$1,097,440
Alcoa, Inc. (Mining)	14,271	496,345
American Express Co. (Diversified Financial Services)	14,271	685,293
American International Group, Inc. (Insurance)	14,271	659,320
AT&T, Inc. (Telecommunications)	14,271	552,430
Bank of America Corp. (Banks)	14,271	535,733
Boeing Co. (Aerospace/Defense)	14,271	1,211,037
Caterpillar, Inc. (Machinery - Construction & Mining)	14,271	1,168,510
ChevronTexaco Corp. (Oil & Gas)	14,271	1,372,157
Citigroup, Inc. (Diversified Financial Services)	14,271	360,628
Coca-Cola Co. (Beverages)	14,271	840,134
Du Pont (Chemicals)	14,271	697,995
Exxon Mobil Corp. (Oil & Gas)	14,271	1,328,202
General Electric Co. (Miscellaneous Manufacturing)	14,271	466,662
General Motors Corp. (Auto Manufacturers)	14,271	331,087
Hewlett-Packard Co. (Computers)	14,271	661,461
Home Depot, Inc. (Retail)	14,271	411,005
Intel Corp. (Semiconductors)	14,271	317,672
International Business Machines Corp. (Computers)	14,271	1,722,510
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,271	680,013
Johnson & Johnson (Healthcare - Products)	14,271	957,441
McDonald’s Corp. (Retail)	14,271	850,266
Merck & Co., Inc. (Pharmaceuticals)	14,271	542,869
Microsoft Corp. (Software)	14,271	407,009
Pfizer, Inc. (Pharmaceuticals)	14,271	286,990
Procter & Gamble Co. (Cosmetics/Personal Care)	14,271	956,871
United Technologies Corp. (Aerospace/Defense)	14,271	1,034,219
Verizon Communications, Inc. (Telecommunications)	14,271	549,148
Wal-Mart Stores, Inc. (Retail)	14,271	827,433
Walt Disney Co. (Media)	14,271	462,809

TOTAL COMMON STOCKS (Cost $15,747,793)		22,470,689

	Principal Amount
Repurchase Agreements (14.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $879,046 (Collateralized by $857,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $897,086)	$879,000	879,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,173,062 (Collateralized by $1,188,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,197,379)	1,173,000	1,173,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,466,078 (Collateralized by $1,511,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,496,582)	1,466,000	1,466,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $535,028 (Collateralized by $541,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $545,861)	535,000	535,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,053,000)		4,053,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option 7000 expiring June 2008	24	33
Dow Jones Futures Put Option 8000 expiring June 2008	150	1,025

TOTAL OPTIONS PURCHASED (Cost $1,805)		1,058

TOTAL INVESTMENT SECURITIES (Cost $19,802,598) — 92.1%		26,524,747
Net other assets (liabilities) — 7.9%		2,278,008

NET ASSETS — 100.0%		$28,802,755

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring June 2008 (Underlying notional amount at value $32,901,140)	514	$1,589,804

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 5/27/08	$2,223,638	$(3,185)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Aerospace/Defense	7.8%
Auto Manufacturers	1.1%
Banks	1.9%
Beverages	2.9%
Chemicals	2.4%
Computers	8.3%

See accompanying notes to the Schedules of Portfolio Investments.

Cosmetics/Personal Care	3.3%
Diversified Financial Services	6.1%
Healthcare - Products	3.3%
Insurance	2.3%
Machinery - Construction & Mining	4.1%
Media	1.6%
Mining	1.7%
Miscellaneous Manufacturing	5.4%
Oil & Gas	9.4%
Pharmaceuticals	2.9%
Retail	7.2%
Semiconductors	1.1%
Software	1.4%
Telecommunications	3.8%
Other*	22.0%

*	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (84.2%)
Activision, Inc.* (Software)	29,308	$792,781
Adobe Systems, Inc.* (Software)	60,340	2,250,079
Akamai Technologies, Inc.* (Internet)	18,102	647,509
Altera Corp. (Semiconductors)	48,272	1,027,228
Amazon.com, Inc.* (Internet)	31,032	2,440,046
Amgen, Inc.* (Biotechnology)	56,892	2,382,068
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	14,654	404,157
Apollo Group, Inc. - Class A* (Commercial Services)	18,964	965,268
Apple Computer, Inc.* (Computers)	137,058	23,841,239
Applied Materials, Inc. (Semiconductors)	78,442	1,463,728
Autodesk, Inc.* (Software)	26,722	1,015,436
Baidu.com, Inc.ADR* (Internet)	2,586	945,442
Bed Bath & Beyond, Inc.* (Retail)	39,221	1,274,682
Biogen Idec, Inc.* (Biotechnology)	36,204	2,197,221
Broadcom Corp. - Class A* (Semiconductors)	47,841	1,241,952
C.H. Robinson Worldwide, Inc. (Transportation)	18,964	1,188,664
Cadence Design Systems, Inc.* (Computers)	32,756	364,574
Celgene Corp.* (Biotechnology)	44,824	2,785,363
Cephalon, Inc.* (Pharmaceuticals)	7,327	457,278
Check Point Software Technologies, Ltd.ADR* (Internet)	24,136	570,092
Cintas Corp. (Textiles)	20,688	612,572
Cisco Systems, Inc.* (Telecommunications)	238,343	6,111,114
Citrix Systems, Inc.* (Software)	24,567	804,569
Cognizant Technology Solutions Corp.* (Computers)	31,463	1,014,682
Comcast Corp. - Special Class A (Media)	160,763	3,303,680
Costco Wholesale Corp. (Retail)	25,429	1,811,816
Dell, Inc.* (Computers)	92,234	1,718,319
DENTSPLY International, Inc. (Healthcare - Products)	16,378	636,613
DIRECTV Group, Inc.* (Media)	91,803	2,262,026
Discovery Holding Co. - Class A* (Media)	26,722	618,882
DISH Network Corp. - Class A* (Media)	24,136	720,218
eBay, Inc.* (Internet)	110,767	3,465,899
Electronic Arts, Inc.* (Software)	35,773	1,841,236
Expedia, Inc.* (Internet)	31,463	794,755
Expeditors International of Washington, Inc. (Transportation)	23,274	1,084,336
Express Scripts, Inc.* (Pharmaceuticals)	25,429	1,780,539
Fastenal Co. (Distribution/Wholesale)	15,947	778,373
Fiserv, Inc.* (Software)	22,843	1,154,714
Flextronics International, Ltd.ADR* (Electronics)	101,285	1,052,351
Focus Media Holding, Ltd.ADR* (Advertising)	12,068	445,189
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	16,809	1,070,565
Garmin, Ltd.ADR (Electronics)	22,412	916,651
Genzyme Corp.* (Biotechnology)	37,497	2,637,914
Gilead Sciences, Inc.* (Pharmaceuticals)	102,147	5,287,129
Google, Inc. - Class A* (Internet)	15,947	9,158,203
Hansen Natural Corp.* (Beverages)	10,344	366,074
Henry Schein, Inc.* (Healthcare - Products)	9,913	548,883
Hologic, Inc.* (Healthcare - Products)	29,925	873,511
IAC/InterActiveCorp* (Internet)	32,325	672,683
Infosys Technologies, Ltd.ADR (Software)	12,499	546,081
Intel Corp. (Semiconductors)	226,706	5,046,476
Intuit, Inc.* (Software)	46,117	1,243,775
Intuitive Surgical, Inc.* (Healthcare - Products)	4,310	1,246,711
Joy Global, Inc. (Machinery - Construction & Mining)	12,068	896,049
Juniper Networks, Inc.* (Telecommunications)	38,359	1,059,476
KLA -Tencor Corp. (Semiconductors)	24,567	1,073,087
Lam Research Corp.* (Semiconductors)	14,223	580,867
Lamar Advertising Co.* (Advertising)	8,620	340,835
Leap Wireless International, Inc.* (Telecommunications)	7,758	414,820
Level 3 Communications, Inc.* (Telecommunications)	168,521	500,507
Liberty Global, Inc. - Class A* (Media)	20,257	716,895
Liberty Media Holding Corp. - Interactive Series A* (Internet)	61,202	925,986
Linear Technology Corp. (Semiconductors)	33,187	1,160,218
Logitech International SAADR* (Computers)	19,826	598,150
Marvell Technology Group, Ltd.ADR* (Semiconductors)	63,357	820,473
Microchip Technology, Inc. (Semiconductors)	17,671	649,409
Microsoft Corp. (Software)	358,161	10,214,752
Millicom International Cellular SAADR* (Telecommunications)	11,637	1,256,912
Monster Worldwide, Inc.* (Internet)	14,223	346,046
NetApp, Inc.* (Computers)	40,083	970,009
NII Holdings, Inc. - Class B* (Telecommunications)	18,533	847,699
NVIDIA Corp.* (Semiconductors)	61,201	1,257,681
Oracle Corp.* (Software)	239,636	4,996,411
PACCAR, Inc. (Auto Manufacturers)	46,117	2,182,256
Patterson Cos., Inc.* (Healthcare - Products)	13,792	471,686
Paychex, Inc. (Commercial Services)	38,790	1,410,792
PetSmart, Inc. (Retail)	14,223	318,311
Qualcomm, Inc. (Telecommunications)	217,655	9,400,519
Research In Motion, Ltd.ADR* (Computers)	62,926	7,653,689
Ryanair Holdings PLCADR* (Airlines)	12,930	350,532
SanDisk Corp.* (Computers)	22,843	618,817
Sears Holdings Corp.* (Retail)	15,516	1,530,033
Sigma-Aldrich Corp. (Chemicals)	13,792	786,420
Sirius Satellite Radio, Inc.* (Media)	178,865	459,683
Staples, Inc. (Retail)	52,582	1,141,029
Starbucks Corp.* (Retail)	112,922	1,832,724
Steel Dynamics, Inc. (Iron/Steel)	21,550	751,017
Stericycle, Inc.* (Environmental Control)	10,344	552,163

See accompanying notes to the Schedules of Portfolio Investments.

Sun Microsystems, Inc.* (Computers)	38,359	600,702
Symantec Corp.* (Internet)	99,130	1,707,019
Tellabs, Inc.* (Telecommunications)	25,860	133,438
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	69,391	3,246,111
UAL Corp. (Airlines)	12,499	186,235
VeriSign, Inc.* (Internet)	22,412	807,953
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,378	417,967
Virgin Media, Inc. (Telecommunications)	40,083	517,071
Whole Foods Market, Inc. (Food)	15,085	492,374
Wynn Resorts, Ltd. (Lodging)	13,792	1,452,849
Xilinx, Inc. (Semiconductors)	42,669	1,056,911
Yahoo!, Inc.* (Internet)	71,977	1,972,890

TOTAL COMMON STOCKS (Cost $88,695,657)		181,558,819

	Principal Amount
Repurchase Agreements (13.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,188,327 (Collateralized by $6,031,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $6,313,101)	$6,188,000	6,188,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,251,435 (Collateralized by $8,351,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $8,416,926)	8,251,000	8,251,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $10,314,547 (Collateralized by $10,324,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 10/16/09-2/24/11, market value $10,523,473)	10,314,000	10,314,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,747,196 (Collateralized by $3,860,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $3,830,664)	3,747,000	3,747,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,500,000)		28,500,000

TOTAL INVESTMENT SECURITIES (Cost $117,195,657) — 97.4%		210,058,819
Net other assets (liabilities) — 2.6%		5,626,001

NET ASSETS — 100.0%		$215,684,820

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $18,860,100)	490	$518,818
NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $23,286,450)	121	2,208,916

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	$96,710,750	$(288,666)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	110,036,521	(338,505)

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	0.4%
Airlines	0.3%
Auto Manufacturers	1.0%
Beverages	0.2%
Biotechnology	4.8%
Chemicals	0.4%
Commercial Services	1.1%
Computers	17.4%
Distribution/Wholesale	0.4%
Electronics	0.9%
Engineering & Construction	0.5%
Environmental Control	0.3%
Food	0.2%
Healthcare - Products	1.8%
Internet	11.3%
Iron/Steel	0.3%
Lodging	0.7%
Machinery - Construction & Mining	0.4%
Media	3.6%
Pharmaceuticals	5.2%
Retail	3.5%
Semiconductors	7.2%
Software	11.6%
Telecommunications	9.4%
Textiles	0.3%
Transportation	1.0%
Other **	15.8%

See accompanying notes to the Schedules of Portfolio Investments.

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,257,330 (Collateralized by $6,098,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $6,383,235)	$6,257,000	$6,257,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,343,440 (Collateralized by $8,444,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $8,510,660)	8,343,000	8,343,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $10,429,553 (Collateralized by $10,365,000 of various Federal Home Loan Bank Securities, 5.00%-5.25%, 1/16/09-10/16/09, market value $10,641,543)	10,429,000	10,429,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,787,198 (Collateralized by $3,900,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $3,870,360)	3,787,000	3,787,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,816,000)		28,816,000

TOTAL INVESTMENT SECURITIES (Cost $28,816,000) — 99.9%		28,816,000
Net other assets (liabilities) — 0.1%		24,173

NET ASSETS — 100.0%		$28,840,173

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring June 2008 (Underlying notional amount at value $1,179,255)	11	$17,282

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 5/27/08	$56,126,145	$(312,563)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks† (39.5%)
Aluminum Corp. of China, Ltd. (Mining)	15,712	$672,788
America Movil SAB de C.V. (Telecommunications)	83,470	4,837,921
AngloGold Ashanti, Ltd. (Mining)	22,586	770,634
AU Optronics Corp. (Electronics)	68,740	1,341,805
Banco Bradesco S.A. (Banks)	151,275	3,415,789
Banco Itau Holding Financeira S.A. (Banks)	104,092	2,919,781
Cemex SAB de C.V. (Building Materials)	77,578	2,145,032
China Life Insurance Co., Ltd. (Insurance)	46,154	3,027,702
China Mobile, Ltd. (Telecommunications)	82,488	7,120,364
China Netcom Group Corp. (Telecommunications)	8,838	539,560
China Petroleum and Chemical Corp. (Oil & Gas)	16,694	1,794,772
China Telecom Corp. Ltd.* (Telecommunications)	13,748	929,227
China Unicom Ltd. (Telecommunications)	63,830	1,376,813
Chunghwa Telecom Co., Ltd. (Telecommunications)	47,136	1,202,439
CNOOC, Ltd. (Oil & Gas)	13,748	2,440,957
Companhia de Bebidas das Americas (AmBev) (Beverages)	15,712	1,151,690
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	38,298	1,652,559
Companhia Vale do Rio Doce (CVRD) (Mining)	191,490	6,097,042
Companhia Vale do Rio Doce (CVRD) (Mining)	122,750	4,797,070
Compania de Minas Buenaventura S.A. (Mining)	8,838	552,994
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	11,784	491,157
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	20,622	896,026
Gerdau S.A (Iron/Steel)	30,442	1,179,019
Gold Fields, Ltd. (Mining)	60,884	821,934
Grupo Televisa S.A. (Media)	49,100	1,211,788
HDFC Bank, Ltd. (Banks)	7,856	886,157
Icici Bank, Ltd. (Banks)	39,280	1,751,495
Infosys Technologies, Ltd. (Software)	56,956	2,488,408
Kookmin Bank (Banks)	33,388	2,328,813
Korea Electric Power Corp. (Electric)	51,064	838,981
LG. Philips LCD Co., Ltd. (Electronics)	29,460	641,344
Mobile TeleSystems (Telecommunications)	18,658	1,447,488
PetroChina Company, Ltd. (Oil & Gas)	18,658	2,819,970
Petroleo Brasileiro S.A (Oil & Gas)	76,596	7,743,856
Petroleo Brasileiro S.A. (Oil & Gas)	55,974	6,796,363
POSCO (Iron/Steel)	28,478	3,514,185
PT Telekomunikasi Indonesia (Telecommunications)	24,550	953,031
Sasol, Ltd. (Oil & Gas Services)	46,154	2,614,624
Satyam Computer Services, Ltd. (Software)	30,442	781,751
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	17,676	2,052,891
SK Telecom Co., Ltd. (Telecommunications)	31,424	709,240
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	442,882	4,977,994
Tele Norte Leste Participacoes S.A. (Telecommunications)	24,550	562,440
Telefonos de Mexico SAB de C.V. (Telmex) (Telecommunications)	31,424	1,133,149
Tenaris S.A. (Iron/Steel)	22,586	1,197,284
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	80,524	3,766,913
Turkcell Iletisim Hizmetleri AS* (Telecommunications)	24,550	494,682
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks)	9,820	1,427,926
United Microelectronics Corp. (Semiconductors)	247,464	856,225
Vimpel-Communications (Telecommunications)	31,424	947,748

TOTAL COMMON STOCKS (Cost $105,646,947)		107,119,821

	Principal Amount
Repurchase Agreements (67.6%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $39,847,103 (Collateralized by $40,475,000 Federal Home Loan Bank, 1.90%, 3/20/09, market value $40,647,701)	$39,845,000	39,845,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $53,129,804 (Collateralized by $53,766,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $54,190,449)	53,127,000	53,127,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $66,412,523 (Collateralized by $63,994,000 of various Federal National Mortgage Association Securities, 4.30%-6.15%, 11/20/09-6/28/22, market value $67,738,637)	66,409,000	66,409,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $24,100,259 (Collateralized by $24,675,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $24,584,902)	24,099,000	24,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $183,480,000)		183,480,000

TOTAL INVESTMENT SECURITIES (Cost $289,126,947)—107.1%		290,599,821
Net other assets (liabilities) — (7.1)%		(19,386,178)

NET ASSETS — 100.0%		$271,213,643

†	As of April 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 5/27/08	$436,051,071	$4,644,739

UltraEmerging Markets ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Aerospace/Defense	0.2%
Banks	4.7%
Beverages	0.7%
Building Materials	0.8%
Diversified Financial Services	0.8%
Electric	0.3%
Electronics	0.7%
Insurance	1.1%
Iron/Steel	2.7%
Media	0.4%
Mining	5.2%
Oil & Gas	8.0%
Oil & Gas Services	1.0%
Pharmaceuticals	1.4%
Semiconductors	2.1%
Software	1.2%
Telecommunications	8.2%
Other**	60.5%

UltraEmerging Markets ProFunds invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2008:

Brazil	14.0%
China	3.4%
Hong Kong	4.2%
Indonesia	0.4%
Israel	1.4%
India	2.2%
Korea	3.7%
Luxembourg	0.4%
Mexico	3.8%
Peru	0.2%
Russia	0.9%
South Africa	1.6%
Turkey	0.2%
Taiwan	3.1%
Other**	60.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks† (75.0%)
America Movil SAB de C.V. (Telecommunications)	10,670	$618,433
Aracruz Celulose S.A. (Forest Products & Paper)	3,298	265,819
Banco Bradesco S.A. (Banks)	39,285	887,055
Banco Itau Holding Financeira S.A. (Banks)	30,749	862,509
Bancolombia S.A. (Banks)	5,626	224,590
Brasil Telecom Participacoes S.A. (Telecommunications)	3,492	264,205
Cemex SAB de C.V. (Building Materials)	17,557	485,451
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	4,462	202,976
Companhia de Bebidas das Americas (AmBev) (Beverages)	7,275	533,257
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	4,559	230,822
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	15,651	321,002
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	20,079	866,409
Companhia Vale do Rio Doce (CVRD) (Mining)	45,396	1,774,076
Companhia Vale do Rio Doce (CVRD) (Mining)	70,422	2,242,236
Compania de Minas Buenaventura S.A. (Mining)	5,820	364,157
CPFL Energia S.A. (Electric)	2,910	215,631
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	6,693	278,964
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,305	297,155
Empresas ICA S.A.B. de C.V. (Engineering & Construction)	8,827	214,320
Enersis S.A. (Electric)	15,035	283,861
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	10,573	459,397
Gerdau S.A (Iron/Steel)	15,617	604,846
Grupo Televisa S.A. (Media)	22,213	548,217
Net Servicos de Comunicacao S.A. (Media)	15,520	211,848
Perdigao S.A. (Food)	5,723	315,452
Petroleo Brasileiro S.A (Oil & Gas)	21,631	2,186,894
Petroleo Brasileiro S.A. (Oil & Gas)	15,714	1,907,994
Sadia S.A. (Food)	11,349	249,451
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,423	353,341
Telefonos de Mexico SAB de C.V. (Telmex) (Telecommunications)	14,162	510,682
Tenaris S.A. (Iron/Steel)	10,573	560,475
Ultrapar Participacoes S.A. (Gas)	6,014	218,910
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks)	4,753	691,134
Vivo Participacoes S.A. (Telecommunications)	41,128	277,614
Votorantim Celulose e Papel S.A. (Forest Products & Paper)	7,081	225,105

TOTAL COMMON STOCKS (Cost $18,572,097)		20,754,288

	Principal Amount
Repurchase Agreements (27.8%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,668,088 (Collateralized by $1,626,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,702,056)	$1,668,000	1,668,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,224,117 (Collateralized by $2,251,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,268,770)	2,224,000	2,224,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,780,147 (Collateralized by $2,818,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $2,840,281)	2,780,000	2,780,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,011,053 (Collateralized by $1,040,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,035,828)	1,011,000	1,011,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,683,000)		7,683,000

TOTAL INVESTMENT SECURITIES (Cost $26,255,097) — 102.8%		28,437,288
Net other assets (liabilities) — (2.8)%		(782,461)

NET ASSETS — 100.0%		$27,654,827

†	As of April 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index terminating on 5/27/08	$35,697,717	$341,734

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Aerospace/Defense	1.0%
Banks	9.6%
Beverages	3.6%

See accompanying notes to the Schedules of Portfolio Investments.

Building Materials	1.8%
Electric	4.1%
Engineering & Construction	0.8%
Food	2.7%
Forest Products & Paper	1.8%
Gas	0.8%
Iron/Steel	7.3%
Media	2.8%
Mining	15.8%
Oil & Gas	14.8%
Telecommunications	7.3%
Water	0.8%
Other*	25.0%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2008:

Brazil	58.5%
Chile	2.1%
Columbia	0.8%
Argentina(a)	2.0%
Mexico	10.3%
Peru	1.3%
Other*	25.0%

*	Includes any non-equity securities and net other assets (liabilities).
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraChina ProFund (unaudited)	Schedule of Portfolio Investments April 30, 2008

	Shares	Value
Common Stocks † (1.5%)
02Micro International, Ltd.* (Semiconductors)	116	$880
Airmedia Group, Inc.* (Advertising)	52	1,033
Aluminum Corp. of China, Ltd. (Mining)	125	5,353
Baidu.com, Inc.* (Internet)	14	5,118
China Eastern Airlines Corp., Ltd.* (Airlines)	32	1,385
China Life Insurance Co., Ltd. (Insurance)	196	12,858
China Medical Technologies, Inc. (Healthcare - Products)	40	1,496
China Mobile, Ltd. (Telecommunications)	221	19,078
China Nepstar Chain Drugstore, Ltd.* (Retail)	71	839
China Netcom Group Corp. (Hong Kong), Ltd. (Telecommunications)	82	5,006
China Petroleum and Chemical Corp. (Oil & Gas)	91	9,783
China Southern Airlines Co., Ltd.* (Airlines)	46	1,511
China Telecom Corp., Ltd.* (Telecommunications)	94	6,353
China Unicom, Ltd. (Telecommunications)	349	7,528
CNOOC, Ltd. (Oil & Gas)	63	11,186
Ctrip.com International, Ltd. (Internet)	69	4,282
E-House China Holdings, Ltd.* (Real Estate)	112	1,873
Focus Media Holding, Ltd.* (Advertising)	116	4,279
Giant Interactive Group, Inc.* (Internet)	133	2,168
Guangshen Railway Company, Ltd. (Transportation)	56	1,617
Home Inns & Hotels Management, Inc.* (Lodging)	51	1,143
Huaneng Power International, Inc.* (Electric)	102	3,432
Hutchison Telecommunications International, Ltd.* (Telecommunications)	121	2,547
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	147	3,530
LDK Solar Company, Ltd.* (Energy - Alternate Sources)	59	1,873
Melco PBL Entertainment (Macau), Ltd.* (Lodging)	175	2,310
Mindray Medical International, Ltd. (Healthcare - Products)	85	2,890
Netease.com, Inc.* (Internet)	102	2,277
New Oriental Education & Technology Group, Inc.* (Commercial Services)	40	3,002
Perfect World Co., Ltd.* (Internet)	57	1,637
PetroChina Company, Ltd. (Oil & Gas)	79	11,940
Semiconductor Manufacturing International Corp.* (Semiconductors)	597	2,275
Shanda Interactive Entertainment, Ltd.* (Internet)	70	2,400
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	46	1,819
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	106	4,741
The9, Ltd.* (Software)	45	966
Trina Solar, Ltd.* (Energy - Alternate Sources)	43	1,814
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	44	811
Yanzhou Coal Mining Co., Ltd. (Coal)	46	4,263
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	111	2,445

TOTAL COMMON STOCKS (Cost $148,593)		161,741

	Principal Amount
Repurchase Agreements (85.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,001,106 (Collateralized by $1,951,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,042,258)	$2,001,000	2,001,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,669,141 (Collateralized by $2,702,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,723,331)	2,669,000	2,669,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,336,177 (Collateralized by $3,381,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $3,403,747)	3,336,000	3,336,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,215,063 (Collateralized by $1,245,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,241,094)	1,215,000	1,215,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,221,000)		9,221,000

TOTAL INVESTMENT SECURITIES (Cost $9,369,593) — 87.4%		9,382,741
Net other assets (liabilities) — 12.6%		1,352,598

NET ASSETS — 100.0%		$10,735,339

†	As of April 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement Based on the Bank of New York China Select ADR Index terminating on 5/27/08	$21,182,929	$207,516

UltraChina ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising		0.1%
Airlines		NM
Biotechnology		NM
Chemicals		NM
Coal		0.1%
Commercial Services		NM
Electric		NM
Energy - Alternate Sources		0.1%
Healthcare - Products		NM
Insurance		0.1%
Internet		0.2%
Lodging		NM
Mining		0.1%
Oil & Gas		0.3%
Real Estate		NM
Retail		NM
Semiconductors		NM
Software		NM
Telecommunications		0.5%
Transportation		NM
Other**		98.5%

UltraChina ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2008:

China	1.1%
Hong Kong	0.4%
Other**	98.5%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $10,970,579 (Collateralized by $11,094,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $11,190,816)	$10,970,000	$10,970,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $14,627,772 (Collateralized by $14,804,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $14,920,868)	14,627,000	14,627,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $18,284,970 (Collateralized by $17,502,000 of various U.S. Government Agency Obligations, 4.78%-5.00%, 10/16/09-11/16/12, market value $18,651,546)	18,284,000	18,284,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,637,347 (Collateralized by $6,825,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $6,773,130)	6,637,000	6,637,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,518,000)		50,518,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Put Option 7000 expiring June 2008	750	14,224

TOTAL OPTIONS PURCHASED (Cost $21,750)		14,224

TOTAL INVESTMENT SECURITIES (Cost $50,539,750) — 89.1%		50,532,224
Net other assets (liabilities) — 10.9%		6,180,195

NET ASSETS — 100.0%		$56,712,419

+ All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. NM Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring June 2008 (Underlying notional amount at value $73,829,000)	1,060	$6,193,705

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 5/27/08	$37,785,642	$(163,202)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $11,842,625 (Collateralized by $11,971,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $12,080,570)	$11,842,000	$11,842,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $15,789,833 (Collateralized by $15,980,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $16,106,152)	15,789,000	15,789,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $19,738,047 (Collateralized by $18,911,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-11/16/12, market value $20,136,424)	19,737,000	19,737,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $7,167,374 (Collateralized by $7,374,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $7,319,102)	7,167,000	7,167,000

TOTAL REPURCHASE AGREEMENTS (Cost $54,535,000)		54,535,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1975 expiring June 2008	155	1,038

TOTAL OPTIONS PURCHASED (Cost $2,635)		1,038

TOTAL INVESTMENT SECURITIES (Cost $54,537,635) — 96.2%		54,536,038
Net other assets (liabilities) — 3.8%		2,158,127

NET ASSETS — 100.0%		$56,694,165

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $15,924,625)	230	$253,521
Futures Contracts Sold
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $43,273,438)	125	(2,178,688)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	$(26,348,424)	$207,033
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	(3,129,701)	24,592

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (93.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,212,117 (Collateralized by $2,157,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,257,894)	$2,212,000	$2,212,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,949,156 (Collateralized by $2,985,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $3,008,565)	2,949,000	2,949,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,685,196 (Collateralized by $3,737,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $3,760,166)	3,685,000	3,685,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,342,070 (Collateralized by $1,377,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,373,202)	1,342,000	1,342,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,188,000)		10,188,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1100 expiring June 2008	90	1,220

TOTAL OPTIONS PURCHASED (Cost $2,581)		1,220

TOTAL INVESTMENT SECURITIES (Cost $10,190,581) — 93.2%		10,189,220
Net other assets (liabilities) — 6.8%		742,568

NET ASSETS — 100.0%		$10,931,788

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $2,147,100)	30	$35,963
Futures Contracts Sold
Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $3,578,500)	10	(262,795)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	$(8,994,835)	$123,004
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	(516,687)	6,613

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.6%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,606,085 (Collateralized by $1,566,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,639,250)	$1,606,000	$1,606,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,142,113 (Collateralized by $2,169,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,186,123)	2,142,000	2,142,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,677,142 (Collateralized by $2,722,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $2,732,063)	2,677,000	2,677,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $977,051 (Collateralized by $1,002,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,001,052)	977,000	977,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,402,000)		7,402,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option 2600 expiring June 2008	25	199

TOTAL OPTIONS PURCHASED (Cost $342)		199

TOTAL INVESTMENT SECURITIES (Cost $7,402,342) — 94.6%		7,402,199
Net other assets (liabilities) — 5.4%		422,788

NET ASSETS — 100.0%		$7,824,987

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $230,940)	6	$(1,846)
Futures Contracts Sold
NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $962,250)	5	(91,323)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	$(7,073,003)	$19,528
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	(53,215)	158

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $26,530,400 (Collateralized by $26,815,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $27,064,379)	$26,529,000	$26,529,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $35,373,867 (Collateralized by $35,798,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $36,080,603)	35,372,000	35,372,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $44,217,346 (Collateralized by $44,004,000 of various U.S. Government Agency Obligations, 2.09%‡-5.25%, 10/15/08-2/24/11, market value $45,101,494)	44,215,000	44,215,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $16,048,838 (Collateralized by $16,411,000 of various U.S. Government Agency Obligations, 2.04%‡-3.25%, 6/4/08-4/30/10, market value $16,374,177)	16,048,000	16,048,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,164,000)		122,164,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1975 expiring June 2008	550	3,685

TOTAL OPTIONS PURCHASED (Cost $9,350)		3,685

TOTAL INVESTMENT SECURITIES (Cost $122,173,350) — 89.1%		122,167,685
Net other assets (liabilities) — 10.9%		14,879,364

NET ASSETS — 100.0%		$137,047,049

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $5,539,000)	80	$193,570
Futures Contracts Sold
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $172,747,563)	499	(8,697,321)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	$(82,375,624)	$678,472
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/08	(23,325,918)	183,283

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (80.0%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,541,187 (Collateralized by $3,452,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $3,613,468)	$3,541,000	$3,541,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,721,249 (Collateralized by $4,779,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $4,816,727)	4,721,000	4,721,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,902,313 (Collateralized by $5,897,000 of various Federal Home Loan Mortgage Corp. Securities, 2.09%‡-5.25%, 10/15/08-2/24/11, market value $6,021,439)	5,902,000	5,902,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,145,112 (Collateralized by $2,201,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $2,190,923)	2,145,000	2,145,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,309,000)		16,309,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring June 2008	80	1,084

TOTAL OPTIONS PURCHASED (Cost $2,220)		1,084

TOTAL INVESTMENT SECURITIES (Cost $16,311,220) — 80.0%		16,310,084
Net other assets (liabilities) — 20.0%		4,077,476

NET ASSETS — 100.0%		$20,387,560

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less the 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $8,055,360)	96	$158,881
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $17,201,550)	41	(1,444,410)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/08	$(31,668,297)	$149,279

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.3%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $37,747,992 (Collateralized by $38,098,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $38,503,408)	$37,746,000	$37,746,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $50,332,656 (Collateralized by $50,936,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $51,338,108)	50,330,000	50,330,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $62,916,338 (Collateralized by $59,749,000 of various U.S. Government Agency Obligations, 5.25%-6.15%, 1/16/09-6/28/22, market value $64,174,559)	62,913,000	62,913,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $22,833,192 (Collateralized by $23,365,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $23,298,753)	22,832,000	22,832,000

TOTAL REPURCHASE AGREEMENTS (Cost $173,821,000)		173,821,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1100 expiring June 2008	1,150	15,583

TOTAL OPTIONS PURCHASED (Cost $32,971)		15,583

TOTAL INVESTMENT SECURITIES (Cost $173,853,971) — 89.3%		173,836,583
Net other assets (liabilities) — 10.7%		20,927,399

NET ASSETS — 100.0%		$194,763,982

+          All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

‡          Represents the effective yield or interest rate in effect at April 30, 2008.

NM       Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $119,164,050)	1,665	$3,434,049
Futures Contracts Sold
Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $315,981,550)	883	(23,204,799)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	$(117,575,242)	$1,563,733
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/08	(74,329,450)	951,390

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (77.3%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,184,221 (Collateralized by $4,078,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $4,268,749)	$4,184,000	$4,184,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,579,294 (Collateralized by $5,647,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $5,691,580)	5,579,000	5,579,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,973,370 (Collateralized by $6,920,000 of various U.S. Government Agency Obligations, 2.09%‡-5.25%, 10/15/08-1/16/09, market value $7,117,009)	6,973,000	6,973,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,534,132 (Collateralized by $2,602,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $2,586,653)	2,534,000	2,534,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,270,000)		19,270,000

	Contracts
Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 16000 expiring May 2008	550	1,492

TOTAL OPTIONS PURCHASED (Cost $6,875)		1,492

TOTAL INVESTMENT SECURITIES (Cost $19,276,875) — 77.3%		19,271,492
Net other assets (liabilities) — 22.7%		5,647,888

NET ASSETS — 100.0%		$24,919,380

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring June 2008 (Underlying notional amount at value $35,205,500)	550	$(228,640)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 5/27/08	$(14,521,423)	$18,612

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (93.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $21,420,130 (Collateralized by $21,552,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $21,850,847)	$21,419,000	$21,419,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $28,560,507 (Collateralized by $28,904,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $29,132,179)	28,559,000	28,559,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $35,700,894 (Collateralized by $35,249,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%-5.25%, 2/24/11-12/21/12, market value $36,414,718)	35,699,000	35,699,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $12,957,677 (Collateralized by $13,270,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $13,226,506)	12,957,000	12,957,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,634,000)		98,634,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option 2600 expiring June 2008	240	1,913

TOTAL OPTIONS PURCHASED (Cost $3,281)		1,913

TOTAL INVESTMENT SECURITIES (Cost $98,637,281) — 93.9%		98,635,913
Net other assets (liabilities) — 6.1%		6,411,730

NET ASSETS — 100.0%		$105,047,643

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $1,347,150)	35	$87,911
Futures Contracts Sold
NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $18,667,650)	97	(1,771,657)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	$(105,719,387)	$290,316
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/08	(87,441,843)	271,668

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,870,363 (Collateralized by $6,695,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $7,008,159)	$6,870,000	$6,870,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $9,161,484 (Collateralized by $9,272,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $9,345,197)	9,161,000	9,161,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $11,451,608 (Collateralized by $11,329,000 of various U.S. Government Agency Obligations, 5.25%, 1/16/09-2/24/11, market value $11,684,591)	11,451,000	11,451,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,159,217 (Collateralized by $4,280,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $4,247,472)	4,159,000	4,159,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,641,000)		31,641,000

TOTAL INVESTMENT SECURITIES (Cost $31,641,000) — 100.1%		31,641,000
Net other assets (liabilities) — (0.1)%		(37,162)

NET ASSETS — 100.0%		$31,603,838

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 5/27/08	$(63,022,443)	$324,905

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.4%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,235,435 (Collateralized by $8,226,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $8,405,032)	$8,235,000	$8,235,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $10,980,580 (Collateralized by $11,113,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $11,200,730)	10,980,000	10,980,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $13,726,728 (Collateralized by $13,665,000 of various Federal Home Loan Bank Securities, 5.13%-5.25%, 7/30/08-1/16/09, market value $14,007,648)	13,726,000	13,726,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,983,260 (Collateralized by $5,130,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $5,091,012)	4,983,000	4,983,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,924,000)		37,924,000

TOTAL INVESTMENT SECURITIES (Cost $37,924,000) — 104.4%		37,924,000
Net other assets (liabilities) — (4.4)%		(1,588,911)

NET ASSETS — 100.0%		$36,335,089

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 5/27/08	$(72,470,253)	$(962,308)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (45.5%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $625,033 (Collateralized by $610,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $638,533)	$625,000	$625,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $834,044 (Collateralized by $845,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $851,671)	834,000	834,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,042,055 (Collateralized by $1,074,000 Federal Home Loan Mortgage Corp, 2.09%‡, 10/15/08, market value $1,063,752)	1,042,000	1,042,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $383,020 (Collateralized by $388,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $391,486)	383,000	383,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,884,000)		2,884,000

TOTAL INVESTMENT SECURITIES (Cost $2,884,000) — 45.5%		2,884,000
Net other assets (liabilities) — 54.5%		3,448,309

NET ASSETS — 100.0%		$6,332,309

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index terminating on 5/27/08	$(12,531,193)	$(290,840)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $654,035 (Collateralized by $638,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $667,843)	$654,000	$654,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $872,046 (Collateralized by $884,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $890,979)	872,000	872,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,089,058 (Collateralized by $1,122,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,111,294)	1,089,000	1,089,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $399,021 (Collateralized by $404,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $407,630)	399,000	399,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,014,000)		3,014,000

TOTAL INVESTMENT SECURITIES (Cost $3,014,000) — 100.2%		3,014,000
Net other assets (liabilities) — (0.2)%		(6,686)

NET ASSETS — 100.0%		$3,007,314

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York China Select ADR Index terminating on 5/27/08	$(6,015,190)	$(81,568)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,456,130 (Collateralized by $2,394,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,505,980)	$2,456,000	$2,456,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,274,173 (Collateralized by $3,314,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $3,340,162)	3,274,000	3,274,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,093,217 (Collateralized by $4,074,000 of various Federal Home Loan Mortgage Corp. Securities, 2.09%‡-5.25%, 10/15/08-2/24/11, market value $4,175,109)	4,093,000	4,093,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,489,078 (Collateralized by $1,530,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,520,611)	1,489,000	1,489,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,312,000)		11,312,000

	Contracts
Options Purchased (0.1%)
Nikkei 225 Futures Call Option 18000 expiring June 2008	800	7,586

TOTAL OPTIONS PURCHASED (Cost $13,200)		7,586

TOTAL INVESTMENT SECURITIES (Cost $11,325,200) — 89.2%		11,319,586
Net other assets (liabilities) — 10.8%		1,374,096

NET ASSETS — 100.0%		$12,693,682

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring June 2008 (Underlying notional amount at value $24,656,100)	354	$(572,730)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 5/27/08	$(1,175,056)	$5,042

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.2%)
Amcore Financial, Inc. (Banks)	140	$1,742
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	140	2,127
Associated Banc-Corp (Banks)	840	23,747
Astoria Financial Corp. (Savings & Loans)	630	14,931
BancorpSouth, Inc. (Banks)	560	13,457
Bank of America Corp. (Banks)	31,500	1,182,510
Bank of Hawaii Corp. (Banks)	350	19,190
BB&T Corp. (Banks)	3,850	132,016
BOK Financial Corp. (Banks)	140	7,994
Cathay Bancorp, Inc. (Banks)	350	5,967
Citigroup, Inc. (Diversified Financial Services)	36,470	921,597
Citizens Republic Bancorp, Inc. (Banks)	560	4,620
City National Corp. (Banks)	280	13,586
Comerica, Inc. (Banks)	1,050	36,466
Commerce Bancshares, Inc. (Banks)	490	21,315
Cullen/Frost Bankers, Inc. (Banks)	420	23,444
Dime Community Bancshares, Inc. (Savings & Loans)	210	3,921
Downey Financial Corp. (Savings & Loans)	140	1,980
East West Bancorp, Inc. (Banks)	420	5,981
F.N.B. Corp. (Banks)	630	9,740
Fifth Third Bancorp (Banks)	3,430	73,505
First BanCorp (Banks)	560	5,762
First Community Bancorp (Banks)	210	4,513
First Horizon National Corp. (Banks)	910	9,828
First Midwest Bancorp, Inc. (Banks)	350	8,935
First Niagara Financial Group, Inc. (Savings & Loans)	770	11,111
FirstFed Financial Corp.* (Savings & Loans)	70	1,070
FirstMerit Corp. (Banks)	490	10,055
Frontier Financial Corp. (Banks)	350	5,600
Fulton Financial Corp. (Banks)	1,190	14,839
Guaranty Financial Group, Inc.* (Savings & Loans)	210	1,607
Hancock Holding Co. (Banks)	210	8,667
Hudson City Bancorp, Inc. (Savings & Loans)	3,360	64,277
Huntington Bancshares, Inc. (Banks)	2,590	24,320
IndyMac Bancorp, Inc. (Diversified Financial Services)	560	1,820
International Bancshares Corp. (Banks)	350	8,746
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,730	1,130,734
KeyCorp (Banks)	2,590	62,497
Lazard, Ltd. - Class AADR (Diversified Financial Services)	350	13,699
M&T Bank Corp. (Banks)	560	52,209
Marshall & Ilsley Corp. (Banks)	1,750	43,715
National City Corp. (Banks)	3,990	25,137
New York Community Bancorp (Savings & Loans)	2,240	41,821
NewAlliance Bancshares, Inc. (Savings & Loans)	700	9,422
Northern Trust Corp. (Banks)	1,330	98,566
Old National Bancorp (Banks)	490	8,384
Pacific Capital Bancorp (Banks)	350	7,133
Park National Corp. (Banks)	70	5,321
People’s United Financial, Inc. (Banks)	1,190	20,194
PNC Financial Services Group (Banks)	2,380	165,053
Popular, Inc. (Banks)	1,820	22,695
Prosperity Bancshares, Inc. (Banks)	280	8,672
Provident Bankshares Corp. (Banks)	210	2,690
Provident Financial Services, Inc. (Savings & Loans)	420	6,481
Regions Financial Corp. (Banks)	4,900	107,408
South Financial Group, Inc. (Banks)	490	2,960
Sovereign Bancorp, Inc. (Savings & Loans)	2,310	17,256
Sterling Bancshares, Inc. (Banks)	490	5,091
Sterling Financial Corp. (Savings & Loans)	350	4,274
SunTrust Banks, Inc. (Banks)	2,450	136,587
Susquehanna Bancshares, Inc. (Banks)	630	12,531
SVB Financial Group* (Banks)	210	10,219
Synovus Financial Corp. (Banks)	1,890	22,378
TCF Financial Corp. (Banks)	840	14,616
The Colonial BancGroup, Inc. (Banks)	1,120	9,117
TrustCo Bank Corp. NY (Banks)	490	4,278
Trustmark Corp. (Banks)	350	7,623
U.S. Bancorp (Banks)	12,110	410,408
UCBH Holdings, Inc. (Banks)	700	5,096
Umpqua Holdings Corp. (Banks)	420	6,195
UnionBanCal Corp. (Banks)	350	18,378
United Bankshares, Inc. (Banks)	280	8,145
United Community Banks, Inc. (Banks)	350	4,805
Valley National Bancorp (Banks)	840	16,120
Wachovia Corp. (Banks)	13,930	406,059
Washington Federal, Inc. (Savings & Loans)	630	15,000
Washington Mutual, Inc. (Savings & Loans)	6,090	74,846
Webster Financial Corp. (Banks)	350	9,117
Wells Fargo & Co. (Banks)	22,400	666,400
Westamerica Bancorp (Banks)	210	12,272
Whitney Holding Corp. (Banks)	490	11,471
Wilmington Trust Corp. (Banks)	490	16,111
Wintrust Financial Corp. (Banks)	140	4,441
Zions Bancorp (Banks)	770	35,689

TOTAL COMMON STOCKS (Cost $5,755,583)		6,500,300

	Principal Amount
Repurchase Agreements (25.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $485,026 (Collateralized by $474,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $496,171)	$485,000	485,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $646,034 (Collateralized by $654,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $659,163)	646,000	646,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $807,043 (Collateralized by $832,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $824,061)	807,000	807,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $296,015 (Collateralized by $301,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $303,705)	296,000	296,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,234,000)		2,234,000

TOTAL INVESTMENT SECURITIES (Cost $7,989,583) — 101.1%		8,734,300
Net other assets (liabilities) — (1.1)%		(95,467)

NET ASSETS — 100.0%		$8,638,833

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 5/23/08	$6,522,057	$(129,858)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Banks	48.2%
Diversified Financial Services	24.0%
Savings & Loans	3.0%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (74.8%)
AbitibiBowater, Inc.* (Forest Products & Paper)	5,112	$50,455
Air Products & Chemicals, Inc. (Chemicals)	17,892	1,761,109
Airgas, Inc. (Chemicals)	6,248	300,716
AK Steel Holding Corp. (Iron/Steel)	9,940	624,033
Albemarle Corp. (Chemicals)	6,816	254,986
Alcoa, Inc. (Mining)	72,420	2,518,768
Allegheny Technologies, Inc. (Iron/Steel)	8,520	586,432
Alpha Natural Resources, Inc.* (Coal)	5,964	290,149
Arch Coal, Inc. (Coal)	12,780	733,061
Ashland, Inc. (Chemicals)	5,112	271,038
Avery Dennison Corp. (Household Products/Wares)	8,520	410,579
Cabot Corp. (Chemicals)	4,544	132,503
Carpenter Technology Corp. (Iron/Steel)	4,260	218,453
Celanese Corp. - Series A (Chemicals)	13,348	597,323
CF Industries Holdings, Inc. (Chemicals)	4,544	607,533
Chemtura Corp. (Chemicals)	21,300	147,396
Cleveland-Cliffs, Inc. (Iron/Steel)	3,692	592,197
Coeur d’Alene Mines Corp.* (Mining)	49,132	150,835
Commercial Metals Co. (Metal Fabricate/Hardware)	10,508	327,219
CONSOL Energy, Inc. (Coal)	16,472	1,333,573
Cytec Industries, Inc. (Chemicals)	3,692	217,865
Domtar Corp.* (Forest Products & Paper)	42,032	250,931
Du Pont (Chemicals)	80,088	3,917,104
Eastman Chemical Co. (Chemicals)	7,100	521,850
Ecolab, Inc. (Chemicals)	15,620	717,895
Ferro Corp. (Chemicals)	3,976	69,898
FMC Corp. (Chemicals)	6,532	410,079
Foundation Coal Holdings, Inc. (Coal)	3,976	238,480
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	33,796	3,844,295
Fuller (H.B.) Co. (Chemicals)	5,112	117,985
Hercules, Inc. (Chemicals)	10,224	192,211
Huntsman Corp. (Chemicals)	8,520	191,615
International Coal Group, Inc.* (Coal)	10,792	85,904
International Flavors & Fragrances, Inc. (Chemicals)	6,532	297,924
International Paper Co. (Forest Products & Paper)	38,340	1,003,358
Kaiser Aluminum Corp. (Mining)	1,136	77,964
Lubrizol Corp. (Chemicals)	5,964	347,820
Massey Energy Co. (Coal)	7,100	371,543
Minerals Technologies, Inc. (Chemicals)	1,704	115,429
Monsanto Co. (Agriculture)	48,280	5,504,886
Neenah Paper, Inc. (Forest Products & Paper)	1,420	32,632
Newmont Mining Corp. (Mining)	38,624	1,707,567
Nucor Corp. (Iron/Steel)	23,288	1,758,244
Olin Corp. (Chemicals)	5,680	114,566
OM Group, Inc.* (Chemicals)	2,840	155,518
Patriot Coal Corp.* (Coal)	2,272	150,066
Peabody Energy Corp. (Coal)	24,140	1,475,678
PPG Industries, Inc. (Chemicals)	14,768	906,312
Praxair, Inc. (Chemicals)	28,116	2,567,272
Reliance Steel & Aluminum Co. (Iron/Steel)	5,964	362,492
Rohm & Haas Co. (Chemicals)	13,632	728,630
RPM, Inc. (Chemicals)	10,792	240,662
RTI International Metals, Inc.* (Mining)	1,988	81,886
Schulman (A.), Inc. (Chemicals)	2,272	48,166
Sensient Technologies Corp. (Chemicals)	4,260	126,820
Sigma-Aldrich Corp. (Chemicals)	9,940	566,779
Southern Copper Corp. (Mining)	6,532	749,612
Steel Dynamics, Inc. (Iron/Steel)	17,040	593,844
Stillwater Mining Co.* (Mining)	3,976	56,380
Terra Industries, Inc.* (Chemicals)	7,952	301,063
The Dow Chemical Co. (Chemicals)	84,064	3,375,170
The Mosaic Co.* (Chemicals)	13,064	1,600,471
Titanium Metals Corp. (Mining)	7,668	116,860
Tredegar Corp. (Miscellaneous Manufacturing)	2,272	37,124
United States Steel Corp. (Iron/Steel)	10,508	1,617,707
USEC, Inc.* (Mining)	9,940	46,122
Valspar Corp. (Chemicals)	8,236	181,027
W.R. Grace & Co.* (Chemicals)	5,112	129,640
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,544	35,171
Weyerhaeuser Co. (Forest Products & Paper)	18,744	1,197,367
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,964	107,412
Zep, Inc. (Chemicals)	1,988	29,462

TOTAL COMMON STOCKS (Cost $38,283,056)		51,601,116

	Principal Amount
Repurchase Agreements (27.4%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,097,216 (Collateralized by $3,994,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $4,180,820)	$4,097,000	4,097,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,463,288 (Collateralized by $5,530,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $5,573,656)	5,463,000	5,463,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,830,362 (Collateralized by $6,816,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 10/16/09-2/24/11, market value $6,968,372)	6,830,000	6,830,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,481,130 (Collateralized by $2,555,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $2,535,582)	2,481,000	2,481,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,871,000)		18,871,000

TOTAL INVESTMENT SECURITIES (Cost $57,154,056) — 102.2%		70,472,116
Net other assets (liabilities) — (2.2)%		(1,492,484)

NET ASSETS — 100.0%		$68,979,632

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index terminating on 5/23/08	$51,802,513	$(1,375,455)

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Agriculture	8.0%
Chemicals	32.3%
Coal	6.6%
Forest Products & Paper	3.8%
Household Products/Wares	0.6%
Iron/Steel	9.1%
Metal Fabricate/Hardware	0.7%
Mining	13.6%
Miscellaneous Manufacturing	0.1%
Other**	25.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.5%)
Abraxis BioScience, Inc.* (Biotechnology)	456	$27,032
Affymetrix, Inc.* (Biotechnology)	5,928	64,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,192	224,653
Amgen, Inc.* (Biotechnology)	93,024	3,894,915
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	11,628	320,700
Applera Corp.-Celera Genomics Group* (Biotechnology)	6,840	91,519
Biogen Idec, Inc.* (Biotechnology)	21,580	1,309,690
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,208	299,264
Celgene Corp.* (Biotechnology)	34,656	2,153,524
Charles River Laboratories International, Inc.* (Biotechnology)	5,700	330,885
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,788	92,696
CV Therapeutics, Inc.* (Pharmaceuticals)	4,788	43,810
Enzo Biochem, Inc.* (Biotechnology)	3,192	26,111
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,648	31,811
Gen-Probe, Inc.* (Healthcare - Products)	4,560	257,002
Genentech, Inc.* (Biotechnology)	39,672	2,705,630
Genzyme Corp.* (Biotechnology)	18,844	1,325,675
Gilead Sciences, Inc.* (Pharmaceuticals)	79,572	4,118,647
Human Genome Sciences, Inc.* (Biotechnology)	11,400	74,670
Illumina, Inc.* (Biotechnology)	4,788	372,937
ImClone Systems, Inc.* (Pharmaceuticals)	5,244	244,633
Incyte Genomics, Inc.* (Biotechnology)	6,612	71,740
InterMune, Inc.* (Biotechnology)	2,508	39,752
Invitrogen Corp.* (Biotechnology)	3,876	362,677
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	7,524	88,633
Medarex, Inc.* (Pharmaceuticals)	10,716	76,834
Millennium Pharmaceuticals, Inc.* (Biotechnology)	27,360	680,443
Myriad Genetics, Inc.* (Biotechnology)	3,648	151,538
Nektar Therapeutics* (Biotechnology)	7,752	37,365
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,788	168,346
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,016	173,804
PDL BioPharma, Inc.* (Biotechnology)	10,032	133,024
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,612	129,727
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,560	99,590
Techne Corp.* (Healthcare - Products)	3,420	248,018
United Therapeutics Corp.* (Pharmaceuticals)	1,824	154,128
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,856	302,565

TOTAL COMMON STOCKS (Cost $14,047,561)		20,928,663

	Principal Amount
Repurchase Agreements (26.5%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,635,086 (Collateralized by $1,594,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,668,559)	$1,635,000	1,635,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,180,115 (Collateralized by $2,208,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,225,431)	2,180,000	2,180,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,726,145 (Collateralized by $2,772,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $2,785,739)	2,726,000	2,726,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $992,052 (Collateralized by $1,016,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,014,100)	992,000	992,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,533,000)		7,533,000

TOTAL INVESTMENT SECURITIES (Cost $21,580,561) — 100.0%		28,461,663
Net other assets (liabilities) — NM		(8,058)

NET ASSETS — 100.0%		$28,453,605

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 5/23/08	$21,405,629	$(517,255)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Biotechnology	51.5%
Healthcare - Products	1.8%
Pharmaceuticals	20.2%

See accompanying notes to the Schedules of Portfolio Investments.

Other**	26.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.9%)
Acco Brands Corp.* (Household Products/Wares)	66	$919
Activision, Inc.* (Software)	330	8,926
Alberto-Culver Co. (Cosmetics/Personal Care)	99	2,492
Altria Group, Inc. (Agriculture)	2,376	47,520
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	55	1,108
Anheuser-Busch Cos., Inc. (Beverages)	825	40,590
Archer-Daniels-Midland Co. (Agriculture)	660	29,080
ArvinMeritor, Inc. (Auto Parts & Equipment)	77	1,150
Avon Products, Inc. (Cosmetics/Personal Care)	484	18,886
Black & Decker Corp. (Hand/Machine Tools)	66	4,332
Blyth, Inc. (Household Products/Wares)	33	556
BorgWarner, Inc. (Auto Parts & Equipment)	132	6,488
Briggs & Stratton Corp. (Machinery-Diversified)	55	837
Brown-Forman Corp. (Beverages)	88	5,986
Brunswick Corp. (Leisure Time)	99	1,651
Bunge, Ltd.ADR (Agriculture)	132	15,060
Callaway Golf Co. (Leisure Time)	66	907
Campbell Soup Co. (Food)	264	9,187
Carter’s, Inc.* (Apparel)	55	778
Centex Corp. (Home Builders)	132	2,748
Central European Distribution Corp.* (Distribution/Wholesale)	33	2,010
Champion Enterprises, Inc.* (Home Builders)	88	908
Chiquita Brands International, Inc.* (Food)	44	1,001
Church & Dwight, Inc. (Household Products/Wares)	77	4,375
Clorox Co. (Household Products/Wares)	154	8,162
Coach, Inc.* (Apparel)	396	14,086
Coca-Cola Co. (Beverages)	2,409	141,818
Coca-Cola Enterprises, Inc. (Beverages)	319	7,177
Colgate-Palmolive Co. (Cosmetics/Personal Care)	583	41,218
ConAgra Foods, Inc. (Food)	550	12,958
Constellation Brands, Inc.* (Beverages)	220	4,039
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	66	867
Corn Products International, Inc. (Food)	88	4,081
Crocs, Inc.* (Apparel)	88	898
D.R. Horton, Inc. (Home Builders)	308	4,771
Dean Foods Co.* (Food)	165	3,835
Deckers Outdoor Corp.* (Apparel)	11	1,519
Del Monte Foods Co. (Food)	220	1,984
Eastman Kodak Co. (Miscellaneous Manufacturing)	319	5,707
Electronic Arts, Inc.* (Software)	352	18,117
Energizer Holdings, Inc.* (Electrical Components & Equipment)	66	5,218
Ethan Allen Interiors, Inc. (Home Furnishings)	33	907
Fleetwood Enterprises, Inc.* (Home Builders)	77	266
Flowers Foods, Inc. (Food)	99	2,563
Ford Motor Co.* (Auto Manufacturers)	2,409	19,898
Fossil, Inc.* (Household Products/Wares)	55	1,968
Fresh Del Monte Produce, Inc.ADR* (Food)	55	1,743
Furniture Brands International, Inc. (Home Furnishings)	55	745
Garmin, Ltd.ADR (Electronics)	143	5,849
General Mills, Inc. (Food)	374	22,590
General Motors Corp. (Auto Manufacturers)	550	12,760
Gentex Corp. (Electronics)	165	3,082
Genuine Parts Co. (Distribution/Wholesale)	187	7,940
Hanesbrands, Inc.* (Apparel)	110	3,852
Hansen Natural Corp.* (Beverages)	88	3,114
Harley-Davidson, Inc. (Leisure Time)	264	10,098
Harman International Industries, Inc. (Home Furnishings)	66	2,697
Hasbro, Inc. (Toys/Games/Hobbies)	143	5,085
Heinz (H.J.) Co. (Food)	341	16,047
Herbalife, Ltd.ADR (Pharmaceuticals)	55	2,408
Herman Miller, Inc. (Office Furnishings)	66	1,540
HNI Corp. (Office Furnishings)	44	958
Hormel Foods Corp. (Food)	88	3,468
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	55	650
Interface, Inc. - Class A (Office Furnishings)	66	847
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	33	775
Jarden Corp.* (Household Products/Wares)	77	1,642
JM Smucker Co. (Food)	66	3,292
Johnson Controls, Inc. (Auto Parts & Equipment)	660	23,272
Jones Apparel Group, Inc. (Apparel)	99	1,567
KB Home (Home Builders)	88	1,980
Kellogg Co. (Food)	275	14,072
Kimberly-Clark Corp. (Household Products/Wares)	484	30,971
Kraft Foods, Inc. (Food)	1,595	50,450
La-Z-Boy, Inc. (Home Furnishings)	55	350
Lancaster Colony Corp. (Miscellaneous Manufacturing)	22	840
Lear Corp.* (Auto Parts & Equipment)	77	2,200
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	187	3,104
Lennar Corp. - Class A (Home Builders)	143	2,634
Liz Claiborne, Inc. (Apparel)	110	1,946
LKQ Corp.* (Distribution/Wholesale)	143	3,112
Loews Corp. - Carolina Group (Agriculture)	121	7,946

See accompanying notes to the Schedules of Portfolio Investments.

M.D.C. Holdings, Inc. (Home Builders)	44	1,918
Martek Biosciences Corp.* (Biotechnology)	33	1,164
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	55	1,578
Mattel, Inc. (Toys/Games/Hobbies)	407	7,631
McCormick & Co., Inc. (Food)	121	4,573
Modine Manufacturing Co. (Auto Parts & Equipment)	33	580
Mohawk Industries, Inc.* (Textiles)	66	5,029
Molson Coors Brewing Co. - Class B (Beverages)	176	9,652
NBTY, Inc.* (Pharmaceuticals)	66	1,858
Newell Rubbermaid, Inc. (Housewares)	319	6,549
NIKE, Inc. - Class B (Apparel)	407	27,188
Nu Skin Enterprises, Inc. (Retail)	55	986
Nutri/System, Inc.* (Commercial Services)	33	663
NVR, Inc.* (Home Builders)	11	6,748
PepsiAmericas, Inc. (Beverages)	77	1,979
PepsiCo, Inc. (Beverages)	1,826	125,136
Philip Morris International, Inc.* (Commercial Services)	2,376	121,247
Phillips-Van Heusen Corp. (Apparel)	66	2,786
Pilgrim’s Pride Corp. (Food)	44	1,063
Polaris Industries, Inc. (Leisure Time)	44	2,048
Pool Corp. (Distribution/Wholesale)	55	1,201
Procter & Gamble Co. (Cosmetics/Personal Care)	3,476	233,066
Pulte Homes, Inc. (Home Builders)	242	3,156
Quiksilver, Inc.* (Apparel)	143	1,391
Ralcorp Holdings, Inc.* (Food)	33	2,014
Reynolds American, Inc. (Agriculture)	198	10,662
Sara Lee Corp. (Food)	803	11,652
Select Comfort Corp.* (Retail)	55	166
Smithfield Foods, Inc.* (Food)	143	4,101
Snap-on, Inc. (Hand/Machine Tools)	66	3,914
Steelcase, Inc. - Class A (Office Furnishings)	66	731
Superior Industries International, Inc. (Auto Parts & Equipment)	22	447
Take-Two Interactive Software, Inc.* (Software)	88	2,309
Tempur-Pedic International, Inc. (Home Furnishings)	77	855
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	121	5,519
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	275	7,364
The Hain Celestial Group, Inc.* (Food)	44	1,086
The Hershey Co. (Food)	176	6,579
The Pepsi Bottling Group, Inc. (Beverages)	154	5,191
The Ryland Group, Inc. (Home Builders)	44	1,407
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	44	1,458
The Stanley Works (Hand/Machine Tools)	88	4,245
The Timberland Co. - Class A* (Apparel)	55	803
The Warnaco Group, Inc.* (Apparel)	55	2,538
Thor Industries, Inc. (Home Builders)	44	1,334
THQ, Inc.* (Software)	77	1,639
Toll Brothers, Inc.* (Home Builders)	143	3,238
Tootsie Roll Industries, Inc. (Food)	22	535
TreeHouse Foods, Inc.* (Food)	33	748
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	55	1,406
Tupperware Corp. (Household Products/Wares)	66	2,600
Tyson Foods, Inc. - Class A (Food)	319	5,678
Under Armour, Inc. - Class A* (Retail)	33	1,100
Universal Corp. (Agriculture)	33	2,118
UST, Inc. (Agriculture)	165	8,592
V. F. Corp. (Apparel)	99	7,364
Visteon Corp.* (Auto Parts & Equipment)	143	621
WABCO Holdings, Inc. (Auto Parts & Equipment)	66	3,152
WD-40 Co. (Household Products/Wares)	22	685
Weight Watchers International, Inc. (Commercial Services)	44	2,018
Whirlpool Corp. (Home Furnishings)	88	6,405
Winnebago Industries, Inc. (Home Builders)	33	531
Wolverine World Wide, Inc. (Apparel)	55	1,581
Wrigley (WM.) Jr. Co. (Food)	242	18,431

TOTAL COMMON STOCKS (Cost $1,239,184)		1,477,185

	Principal Amount
Repurchase Agreements (22.7%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $95,005 (Collateralized by $94,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $98,397)	$95,000	95,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $127,007 (Collateralized by $130,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $131,026)	127,000	127,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $159,008 (Collateralized by $165,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $163,426)	159,000	159,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $61,003 (Collateralized by $63,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $63,566)	61,000	61,000

TOTAL REPURCHASE AGREEMENTS (Cost $442,000)		442,000

TOTAL INVESTMENT SECURITIES (Cost $1,681,184)—98.6%		1,919,185
Net other assets (liabilities) — 1.4%		26,406

NET ASSETS — 100.0%		$1,945,591

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index terminating on 5/23/08	$1,436,785	$(24,175)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Agriculture		6.2%
Apparel		3.4%
Auto Manufacturers		1.7%
Auto Parts & Equipment		2.5%
Beverages		17.8%
Biotechnology		0.1%
Commercial Services		6.3%
Cosmetics/Personal Care		15.5%
Distribution/Wholesale		0.8%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Food		10.6%
Hand/Machine Tools		0.6%
Home Builders		1.7%
Home Furnishings		0.4%
Household Products/Wares		2.7%
Housewares		0.3%
Leisure Time		0.7%
Machinery-Diversified		NM
Miscellaneous Manufacturing		0.5%
Office Furnishings		0.2%
Pharmaceuticals		0.2%
Retail		0.2%
Software		1.6%
Textiles		0.3%
Toys/Games/Hobbies		0.8%
Other**		24.1%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (76.4%)
Abercrombie & Fitch Co. - Class A (Retail)	156	$11,592
Advance Auto Parts, Inc. (Retail)	156	5,410
Aeropostale, Inc.* (Retail)	104	3,306
Amazon.com, Inc.* (Internet)	494	38,843
American Eagle Outfitters, Inc. (Retail)	312	5,731
American Greetings Corp. - Class A (Household Products/Wares)	78	1,396
AmerisourceBergen Corp. (Pharmaceuticals)	260	10,543
AMR Corp.* (Airlines)	390	3,420
AnnTaylor Stores Corp.* (Retail)	104	2,631
Apollo Group, Inc. - Class A* (Commercial Services)	234	11,911
Arbitron, Inc. (Commercial Services)	52	2,488
AutoNation, Inc.* (Retail)	208	3,330
AutoZone, Inc.* (Retail)	78	9,419
Avid Technology, Inc.* (Software)	78	1,628
Avis Budget Group, Inc.* (Commercial Services)	182	2,417
Bally Technologies, Inc.* (Entertainment)	78	2,628
Barnes & Noble, Inc. (Retail)	78	2,518
Bed Bath & Beyond, Inc.* (Retail)	442	14,365
Belo Corp. - Class A (Media)	156	1,576
Best Buy Co., Inc. (Retail)	572	24,607
Big Lots, Inc.* (Retail)	156	4,217
BJ’s Wholesale Club, Inc.* (Retail)	104	3,965
Bob Evans Farms, Inc. (Retail)	52	1,460
Boyd Gaming Corp. (Lodging)	104	1,950
Brinker International, Inc. (Retail)	156	3,540
Cablevision Systems Corp. - Class A* (Media)	390	8,970
Cardinal Health, Inc. (Pharmaceuticals)	598	31,138
Career Education Corp.* (Commercial Services)	156	3,143
Carmax, Inc.* (Retail)	364	7,553
Carnival Corp. - Class AADR (Leisure Time)	702	28,199
Casey’s General Stores, Inc. (Retail)	78	1,726
CBRL Group, Inc. (Retail)	52	1,921
CBS Corp. - Class B (Media)	962	22,193
CEC Entertainment, Inc.* (Retail)	52	1,934
Cheesecake Factory, Inc.* (Retail)	104	2,354
Chemed Corp. (Commercial Services)	52	1,773
Chico’s FAS, Inc.* (Retail)	286	2,022
Chipotle Mexican Grill, Inc. - Class A* (Retail)	26	2,551
Chipotle Mexican Grill, Inc. - Class B* (Retail)	26	2,209
Choice Hotels International, Inc. (Lodging)	52	1,793
Clear Channel Communications, Inc. (Media)	754	22,733
CNET Networks, Inc.* (Internet)	234	1,814
Collective Brands, Inc.* (Retail)	104	1,286
Comcast Corp. - Special Class A (Media)	4,784	98,311
Continental Airlines, Inc. - Class B* (Airlines)	156	2,805
Copart, Inc.* (Retail)	104	4,251
Costco Wholesale Corp. (Retail)	728	51,870
CTC Media, Inc.* (Media)	52	1,345
CVS Corp. (Retail)	2,392	96,565
Darden Restaurants, Inc. (Retail)	208	7,401
Delta Air Lines, Inc.* (Airlines)	494	4,204
DeVry, Inc. (Commercial Services)	104	5,928
Dick’s Sporting Goods, Inc.* (Retail)	130	3,718
Dillards, Inc. - Class A (Retail)	104	2,122
DIRECTV Group, Inc.* (Media)	1,170	28,829
Discovery Holding Co. - Class A* (Media)	442	10,237
DISH Network Corp. - Class A* (Media)	338	10,086
Dolby Laboratories, Inc. - Class A* (Electronics)	78	3,132
Dollar Tree, Inc.* (Retail)	156	4,930
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	104	2,908
Dun & Bradstreet Corp. (Software)	104	8,767
eBay, Inc.* (Internet)	1,950	61,016
Expedia, Inc.* (Internet)	338	8,538
FactSet Research Systems, Inc. (Computers)	78	4,682
Family Dollar Stores, Inc. (Retail)	208	4,451
Foot Locker, Inc. (Retail)	260	3,289
GameStop Corp. - Class A* (Retail)	260	14,310
Gannett Co., Inc. (Media)	390	11,162
Gaylord Entertainment Co.* (Lodging)	78	2,310
Gemstar-TV Guide International, Inc.* (Media)	416	1,676
Getty Images, Inc.* (Advertising)	78	2,547
GUESS?, Inc. (Apparel)	78	2,986
H & R Block, Inc. (Commercial Services)	546	11,941
Hertz Global Holdings, Inc.* (Commercial Services)	234	3,009
Hillenbrand, Inc.* (Commercial Services)	104	1,980
Home Depot, Inc. (Retail)	2,808	80,870
IAC/InterActiveCorp* (Internet)	312	6,493
IHOP Corp. (Retail)	26	1,213
IHS, Inc. - Class A* (Computers)	52	3,435
International Game Technology (Entertainment)	520	18,065
International Speedway Corp. (Entertainment)	52	2,206
Interpublic Group of Cos., Inc.* (Advertising)	780	7,059
ITT Educational Services, Inc.* (Commercial Services)	78	5,980
J. Crew Group, Inc.* (Retail)	78	3,705
J.C. Penney Co., Inc. (Retail)	312	13,260
Jack in the Box, Inc.* (Retail)	104	2,782
JetBlue Airways Corp.* (Airlines)	312	1,572
John Wiley & Sons, Inc. (Media)	78	3,592
Kohls Corp.* (Retail)	468	22,862
Kroger Co. (Food)	1,066	29,049
Lamar Advertising Co.* (Advertising)	104	4,112
Las Vegas Sands Corp.* (Lodging)	182	13,872
Liberty Global, Inc. - Class A* (Media)	286	10,122
Liberty Global, Inc. - Series C* (Media)	286	9,495

See accompanying notes to the Schedules of Portfolio Investments.

Liberty Media Corp. – Entertainment Series A* (Media)	832	21,590
Liberty Media Holding Corp. - Capital Series A* (Media)	208	3,197
Liberty Media Holding Corp. - Interactive Series A* (Internet)	962	14,555
Life Time Fitness, Inc.* (Leisure Time)	52	1,890
Limited, Inc. (Retail)	494	9,149
Live Nation, Inc.* (Commercial Services)	130	1,793
Longs Drug Stores Corp. (Retail)	52	2,083
Lowe’s Cos., Inc. (Retail)	2,444	61,564
Macy’s, Inc. (Retail)	702	17,754
Marriott International, Inc. - Class A (Lodging)	520	17,836
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	52	2,571
McDonald’s Corp. (Retail)	1,924	114,632
McGraw-Hill Cos., Inc. (Media)	546	22,381
McKesson Corp. (Commercial Services)	494	25,747
Meredith Corp. (Media)	52	1,685
MGM Grand, Inc.* (Commercial Services)	156	7,979
NAVTEQ* (Software)	156	11,577
Netflix, Inc.* (Internet)	78	2,494
News Corp. - Class A (Media)	3,744	67,018
Nordstrom, Inc. (Retail)	312	11,001
Northwest Airlines Corp.* (Airlines)	390	3,767
O’Reilly Automotive, Inc.* (Retail)	182	5,254
Office Depot, Inc.* (Retail)	442	5,605
OfficeMax, Inc. (Retail)	130	2,375
Omnicare, Inc. (Pharmaceuticals)	208	4,233
Omnicom Group, Inc. (Advertising)	546	26,066
Orient-Express Hotels, Ltd. - Class AADR (Lodging)	78	3,631
Pacific Sunwear of California, Inc.* (Retail)	104	1,395
Panera Bread Co. - Class A* (Retail)	52	2,718
Penn National Gaming* (Entertainment)	130	5,554
Performance Food Group Co.* (Food)	52	1,740
PetSmart, Inc. (Retail)	208	4,655
Pinnacle Entertainment, Inc.* (Entertainment)	104	1,614
Polo Ralph Lauren Corp. (Apparel)	104	6,450
Priceline.com, Inc.* (Internet)	52	6,637
RadioShack Corp. (Retail)	208	2,891
Regal Entertainment Group - Class A (Entertainment)	130	2,465
Regis Corp. (Retail)	78	2,278
Rent-A-Center, Inc.* (Commercial Services)	104	2,239
Rite Aid Corp.* (Retail)	910	2,457
Ross Stores, Inc. (Retail)	234	7,837
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	234	7,465
Safeway, Inc. (Food)	728	23,005
Saks, Inc.* (Retail)	208	2,706
Scholastic Corp.* (Media)	52	1,464
Scientific Games Corp. - Class A* (Entertainment)	104	2,929
Sears Holdings Corp.* (Retail)	130	12,819
Service Corp. International (Commercial Services)	468	5,200
Sirius Satellite Radio, Inc.* (Media)	2,210	5,680
SkyWest, Inc. (Airlines)	104	1,979
Sonic Corp.* (Retail)	104	2,287
Sotheby’s (Commercial Services)	104	2,881
Southwest Airlines Co. (Airlines)	1,222	16,179
Staples, Inc. (Retail)	1,170	25,389
Starbucks Corp.* (Retail)	1,222	19,833
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	286	14,932
Strayer Education, Inc. (Commercial Services)	26	4,828
SuperValu, Inc. (Food)	364	12,048
Sysco Corp. (Food)	1,014	30,998
Target Corp. (Retail)	1,248	66,306
The E.W. Scripps Co. - Class A (Media)	130	5,838
The Gap, Inc. (Retail)	884	16,460
The Gymboree Corp.* (Apparel)	52	2,247
The Men’s Wearhouse, Inc. (Retail)	78	2,077
The New York Times Co. - Class A (Media)	208	4,056
Tiffany & Co. (Retail)	208	9,056
Time Warner Cable, Inc. - Class A* (Media)	260	7,280
Time Warner, Inc. (Media)	6,032	89,575
TJX Cos., Inc. (Retail)	728	23,456
Tractor Supply Co.* (Retail)	52	1,849
UAL Corp. (Airlines)	182	2,712
Urban Outfitters, Inc.* (Retail)	208	7,124
Vail Resorts, Inc.* (Entertainment)	52	2,539
ValueClick, Inc.* (Internet)	156	3,112
VCA Antech, Inc.* (Pharmaceuticals)	130	4,208
Viacom, Inc. - Class B* (Media)	910	34,980
Wal-Mart Stores, Inc. (Retail)	4,108	238,182
Walgreen Co. (Retail)	1,638	57,084
Walt Disney Co. (Media)	2,938	95,279
Washington Post Co. - Class B (Media)	26	17,046
Wendy’s International, Inc. (Retail)	156	4,524
Whole Foods Market, Inc. (Food)	234	7,638
Williams Sonoma, Inc. (Retail)	130	3,432
WMS Industries, Inc.* (Leisure Time)	78	2,823
Wyndham Worldwide Corp. (Lodging)	286	6,143
Wynn Resorts, Ltd. (Lodging)	104	10,955
XM Satellite Radio Holdings, Inc. - Class A* (Media)	520	5,798
YUM! Brands, Inc. (Retail)	780	31,730
Zale Corp.* (Retail)	78	1,616

TOTAL COMMON STOCKS (Cost $2,368,077)		2,519,357

	Principal Amount
Repurchase Agreements (23.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $164,009 (Collateralized by $161,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $168,531)	$164,000	164,000

See accompanying notes to the Schedules of Portfolio Investments.

Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $220,012 (Collateralized by $223,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $224,760)	220,000	220,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $275,015 (Collateralized by $284,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $281,290)	275,000	275,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $103,005 (Collateralized by $105,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $105,944)	103,000	103,000

TOTAL REPURCHASE AGREEMENTS (Cost $762,000)		762,000

TOTAL INVESTMENT SECURITIES (Cost $3,130,077) — 99.5%		3,281,357
Net other assets (liabilities) — 0.5%		16,378

NET ASSETS — 100.0%		$3,297,735

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index terminating on 5/23/08	$2,527,603	$26,775

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Advertising	1.2%
Airlines	1.1%
Apparel	0.4%
Commercial Services	3.3%
Computers	0.2%
Electronics	0.1%
Entertainment	1.3%
Food	3.2%
Household Products/Wares	NM
Internet	4.3%
Leisure Time	1.2%
Lodging	2.2%
Media	18.9%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.4%
Retail	36.9%
Software	0.6%
Other**	23.6%

**	Includes any non-equity securities and net other assets (liabilites).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (74.7%)
ACE, Ltd.ADR (Insurance)	1,529	$92,183
Affiliated Managers Group, Inc.* (Diversified Financial Services)	139	13,808
AFLAC, Inc. (Insurance)	2,363	157,541
Alexandria Real Estate Equities, Inc. (REIT)	139	14,599
Allied World Assurance Holdings, Ltd.ADR (Insurance)	278	11,462
Allstate Corp. (Insurance)	2,641	133,001
AMB Property Corp. (REIT)	417	24,082
Ambac Financial Group, Inc. (Insurance)	1,390	6,436
American Express Co. (Diversified Financial Services)	4,865	233,617
American Financial Group, Inc. (Insurance)	278	7,623
American International Group, Inc. (Insurance)	10,703	494,479
American National Insurance Co. (Insurance)	139	15,537
AmeriCredit Corp.* (Diversified Financial Services)	556	7,762
Ameriprise Financial, Inc. (Diversified Financial Services)	1,112	52,809
Annaly Mortgage Management, Inc. (REIT)	2,224	37,274
AON Corp. (Insurance)	1,251	56,783
Apartment Investment and Management Co. - Class A (REIT)	417	15,421
Arch Capital Group, Ltd.ADR* (Insurance)	278	19,641
Arthur J. Gallagher & Co. (Insurance)	417	10,246
Aspen Insurance Holdings, Ltd.ADR (Insurance)	417	10,838
Associated Banc-Corp (Banks)	556	15,718
Assurant, Inc. (Insurance)	417	27,105
Assured Guaranty, Ltd.ADR (Insurance)	278	7,031
Astoria Financial Corp. (Savings & Loans)	417	9,883
Avalonbay Communities, Inc. (REIT)	417	41,596
Axis Capital Holdings, Ltd.ADR (Insurance)	695	23,567
BancorpSouth, Inc. (Banks)	417	10,021
Bank of America Corp. (Banks)	21,684	814,017
Bank of Hawaii Corp. (Banks)	278	15,243
Bank of New York Mellon Corp. (Banks)	5,421	235,976
BB&T Corp. (Banks)	2,641	90,560
BioMed Realty Trust, Inc. (REIT)	278	7,228
BlackRock, Inc. - Class A (Diversified Financial Services)	139	28,049
BOK Financial Corp. (Banks)	139	7,937
Boston Properties, Inc. (REIT)	556	55,872
Brandywine Realty Trust (REIT)	417	7,277
BRE Properties, Inc. - Class A (REIT)	278	13,330
Brookfield Properties Corp.ADR (Real Estate)	973	19,586
Brown & Brown, Inc. (Insurance)	556	10,675
Camden Property Trust (REIT)	278	14,709
Capital One Financial Corp. (Diversified Financial Services)	1,807	95,771
CapitalSource, Inc. (Diversified Financial Services)	834	11,718
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	973	22,496
CBL & Associates Properties, Inc. (REIT)	278	6,808
Chubb Corp. (Insurance)	1,807	95,717
Cincinnati Financial Corp. (Insurance)	695	24,950
CIT Group, Inc. (Diversified Financial Services)	973	10,596
Citigroup, Inc. (Diversified Financial Services)	24,186	611,180
City National Corp. (Banks)	139	6,744
CME Group, Inc. (Diversified Financial Services)	278	127,171
Colonial Properties Trust (REIT)	278	6,736
Comerica, Inc. (Banks)	695	24,137
Commerce Bancshares, Inc. (Banks)	278	12,093
Conseco, Inc.* (Insurance)	973	11,335
Corporate Office Properties Trust (REIT)	278	10,369
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,780	16,068
Cullen/Frost Bankers, Inc. (Banks)	278	15,518
DCT Industrial Trust, Inc. (REIT)	834	8,340
Delphi Financial Group, Inc. - Class A (Insurance)	139	3,784
Developers Diversified Realty Corp. (REIT)	556	23,880
DiamondRock Hospitality Co. (REIT)	417	5,317
Digital Realty Trust, Inc. (REIT)	278	10,772
Discover Financial Services (Diversified Financial Services)	2,085	37,968
Douglas Emmett, Inc. (REIT)	556	13,211
Duke-Weeks Realty Corp. (REIT)	695	16,972
E* TRADE Financial Corp.* (Diversified Financial Services)	1,946	7,745
East West Bancorp, Inc. (Banks)	278	3,959
Eaton Vance Corp. (Diversified Financial Services)	556	20,350
Endurance Specialty Holdings, Ltd.ADR (Insurance)	278	10,322
Entertainment Properties Trust (REIT)	139	7,417
Equifax, Inc. (Commercial Services)	556	21,278
Equity Residential Properties Trust (REIT)	1,251	51,942
Erie Indemnity Co. - Class A (Insurance)	278	14,851
Essex Property Trust, Inc. (REIT)	139	16,541
Everest Re Group, Ltd.ADR (Insurance)	278	25,117
Fannie Mae (Diversified Financial Services)	4,726	133,746
Federal Realty Investment Trust (REIT)	278	22,838
Federated Investors, Inc. - Class B (Diversified Financial Services)	417	13,961
Fidelity National Title Group, Inc. - Class A (Insurance)	973	15,558
Fifth Third Bancorp (Banks)	2,363	50,639

See accompanying notes to the Schedules of Portfolio Investments.

First American Financial Corp. (Insurance)	417	13,678
First Horizon National Corp. (Banks)	556	6,005
First Industrial Realty Trust, Inc. (REIT)	278	8,398
First Midwest Bancorp, Inc. (Banks)	278	7,097
First Niagara Financial Group, Inc. (Savings & Loans)	556	8,023
FirstMerit Corp. (Banks)	417	8,557
Forest City Enterprises, Inc. - Class A (Real Estate)	278	10,269
Franklin Resources, Inc. (Diversified Financial Services)	834	79,355
Freddie Mac (Diversified Financial Services)	3,058	76,175
Fulton Financial Corp. (Banks)	834	10,400
General Growth Properties, Inc. (REIT)	1,112	45,548
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,085	48,080
GLG Partners, Inc. (Diversified Financial Services)	973	8,027
Hanover Insurance Group, Inc. (Insurance)	278	12,477
Hartford Financial Services Group, Inc. (Insurance)	1,529	108,972
HCC Insurance Holdings, Inc. (Insurance)	556	13,722
HCP, Inc. (REIT)	973	34,736
Health Care REIT, Inc. (REIT)	417	20,204
Healthcare Realty Trust, Inc. (REIT)	278	7,876
Highwoods Properties, Inc. (REIT)	278	9,741
Hilb, Rogal, and Hobbs Co. (Insurance)	139	4,021
Home Properties, Inc. (REIT)	139	7,307
Hospitality Properties Trust (REIT)	417	13,398
Host Marriott Corp. (REIT)	2,502	43,034
HRPT Properties Trust (REIT)	1,112	7,706
Hudson City Bancorp, Inc. (Savings & Loans)	2,363	45,204
Huntington Bancshares, Inc. (Banks)	1,807	16,968
IntercontinentalExchange, Inc.* (Diversified Financial Services)	278	43,132
International Bancshares Corp. (Banks)	278	6,947
Invesco, Ltd.ADR (Diversified Financial Services)	2,085	53,480
Investment Technology Group, Inc.* (Diversified Financial Services)	278	13,416
IPC Holdings, Ltd.ADR (Insurance)	278	8,093
iStar Financial, Inc. (REIT)	695	13,379
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,263	774,932
Janus Capital Group, Inc. (Diversified Financial Services)	834	23,402
Jefferies Group, Inc. (Diversified Financial Services)	556	10,453
Jones Lang LaSalle, Inc. (Real Estate)	139	10,788
KeyCorp (Banks)	1,807	43,603
Kilroy Realty Corp. (REIT)	139	7,272
Kimco Realty Corp. (REIT)	1,112	44,380
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	417	7,802
LaSalle Hotel Properties (REIT)	139	4,458
Lazard, Ltd. - Class AADR (Diversified Financial Services)	278	10,881
Legg Mason, Inc. (Diversified Financial Services)	695	41,895
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,502	110,688
Liberty Property Trust (REIT)	417	14,607
Lincoln National Corp. (Insurance)	1,251	67,254
Loews Corp. (Insurance)	2,224	93,653
M&T Bank Corp. (Banks)	417	38,877
Mack-Cali Realty Corp. (REIT)	278	10,848
Marsh & McLennan Cos., Inc. (Insurance)	2,502	69,030
Marshall & Ilsley Corp. (Banks)	1,251	31,250
MasterCard, Inc. - Class A (Software)	278	77,328
Max Capital Group, Ltd.ADR (Insurance)	278	6,508
MBIA, Inc. (Insurance)	1,112	11,565
Mercury General Corp. (Insurance)	139	6,935
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,448	221,644
MetLife, Inc. (Insurance)	2,085	126,872
Mid-America Apartment Communities, Inc. (REIT)	139	7,297
Montpelier Re Holdings, Ltd.ADR (Insurance)	417	6,880
Moody’s Corp. (Commercial Services)	1,112	41,100
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,865	236,439
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	695	25,333
National City Corp. (Banks)	2,780	17,514
National Retail Properties, Inc. (REIT)	278	6,369
Nationwide Financial Services (Insurance)	278	13,933
Nationwide Health Properties, Inc. (REIT)	417	15,020
New York Community Bancorp (Savings & Loans)	1,529	28,546
NewAlliance Bancshares, Inc. (Savings & Loans)	556	7,484
Northern Trust Corp. (Banks)	973	72,109
Nymex Holdings, Inc. (Diversified Financial Services)	278	25,743
NYSE Euronext (Diversified Financial Services)	1,112	73,503
Old National Bancorp (Banks)	278	4,757
Old Republic International Corp. (Insurance)	1,112	15,957
PartnerRe, Ltd.ADR (Insurance)	278	20,566
People’s United Financial, Inc. (Banks)	834	14,153
Philadelphia Consolidated Holding Corp.* (Insurance)	278	10,253
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	278	9,972
Plum Creek Timber Co., Inc. (Forest Products & Paper)	834	34,061
PNC Financial Services Group (Banks)	1,668	115,676
Popular, Inc. (Banks)	1,251	15,600
Post Properties, Inc. (REIT)	139	5,101

See accompanying notes to the Schedules of Portfolio Investments.

Potlatch Corp. (Forest Products & Paper)	139	6,229
Principal Financial Group, Inc. (Insurance)	1,251	67,129
ProAssurance Corp.* (Insurance)	139	7,343
Progressive Corp. (Insurance)	3,058	55,625
ProLogis (REIT)	1,251	78,325
Prosperity Bancshares, Inc. (Banks)	278	8,610
Protective Life Corp. (Insurance)	278	11,848
Prudential Financial, Inc. (Insurance)	2,085	157,855
Public Storage, Inc. (REIT)	556	50,429
Raymond James Financial Corp. (Diversified Financial Services)	417	11,997
Rayonier, Inc. (Forest Products & Paper)	417	17,526
Realty Income Corp. (REIT)	417	10,971
Regency Centers Corp. (REIT)	278	19,896
Regions Financial Corp. (Banks)	3,336	73,125
Reinsurance Group of America, Inc. (Insurance)	139	7,225
RenaissanceRe HoldingsADR (Insurance)	278	14,300
SAFECO Corp. (Insurance)	417	27,831
SEI Investments Co. (Software)	695	16,173
Selective Insurance Group, Inc. (Insurance)	278	5,927
Senior Housing Properties Trust (REIT)	417	9,987
Simon Property Group, Inc. (REIT)	1,112	111,044
SL Green Realty Corp. (REIT)	278	25,798
SLM Corp.* (Diversified Financial Services)	2,502	46,362
Sovereign Bancorp, Inc. (Savings & Loans)	1,529	11,422
St. Joe Co. (Real Estate)	417	16,959
StanCorp Financial Group, Inc. (Insurance)	278	14,245
State Street Corp. (Banks)	1,807	130,357
SunTrust Banks, Inc. (Banks)	1,668	92,991
Susquehanna Bancshares, Inc. (Banks)	417	8,294
SVB Financial Group* (Banks)	139	6,764
Synovus Financial Corp. (Banks)	1,251	14,812
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,251	73,259
Taubman Centers, Inc. (REIT)	278	15,754
TCF Financial Corp. (Banks)	556	9,674
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,112	20,127
The Charles Schwab Corp. (Diversified Financial Services)	4,587	99,079
The Colonial BancGroup, Inc. (Banks)	695	5,657
The Commerce Group, Inc. (Insurance)	278	10,130
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,668	319,205
The Macerich Co. (REIT)	417	30,495
The Phoenix Cos., Inc. (Insurance)	556	7,228
The Travelers Companies, Inc. (Insurance)	2,919	147,118
Torchmark Corp. (Insurance)	417	26,997
Transatlantic Holdings, Inc. (Insurance)	139	9,014
U.S. Bancorp (Banks)	8,340	282,643
UDR, Inc. (REIT)	695	17,570
UnionBanCal Corp. (Banks)	278	14,598
United Bankshares, Inc. (Banks)	139	4,044
Unitrin, Inc. (Insurance)	278	10,547
UnumProvident Corp. (Insurance)	1,668	38,714
Valley National Bancorp (Banks)	556	10,670
Ventas, Inc. (REIT)	695	33,749
Vornado Realty Trust (REIT)	695	64,698
W.R. Berkley Corp. (Insurance)	695	17,855
Wachovia Corp. (Banks)	9,591	279,578
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	417	14,120
Washington Federal, Inc. (Savings & Loans)	417	9,929
Washington Mutual, Inc. (Savings & Loans)	4,170	51,249
Washington REIT (REIT)	278	9,877
Webster Financial Corp. (Banks)	278	7,242
Weingarten Realty Investors (REIT)	417	15,383
Wells Fargo & Co. (Banks)	15,429	459,013
Westamerica Bancorp (Banks)	139	8,123
Whitney Holding Corp. (Banks)	278	6,508
Willis Group Holdings, Ltd.ADR (Insurance)	556	19,321
Wilmington Trust Corp. (Banks)	278	9,141
XL Capital, Ltd. - Class AADR (Insurance)	834	29,098
Zenith National Insurance Corp. (Insurance)	139	5,162
Zions Bancorp (Banks)	556	25,771

TOTAL COMMON STOCKS (Cost $10,080,403)		11,375,892

	Principal Amount
Repurchase Agreements (25.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $854,045 (Collateralized by $834,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $873,010)	$854,000	854,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,140,060 (Collateralized by $1,155,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,164,118)	1,140,000	1,140,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,425,076 (Collateralized by $1,468,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,453,993)	1,425,000	1,425,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $522,027 (Collateralized by $529,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $533,753)	522,000	522,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,941,000)		3,941,000

TOTAL INVESTMENT SECURITIES (Cost $14,021,403) — 100.6%		15,316,892
Net other assets (liabilities) — (0.6)%		(88,036)

NET ASSETS — 100.0%		$15,228,856

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index terminating on 5/23/08	$11,318,867	$(200,260)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Banks	20.9%
Commercial Services	0.4%
Diversified Financial Services	25.7%
Forest Products & Paper	0.3%
Insurance	17.1%
REIT	8.0%
Real Estate	0.5%
Savings & Loans	1.2%
Software	0.6%
Other**	25.3%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments April 30, 2008

	Shares	Value
Common Stocks (75.0%)
Abbott Laboratories (Pharmaceuticals)	11,040	$582,360
Advanced Medical Optics, Inc.* (Healthcare - Products)	480	10,080
Aetna, Inc. (Healthcare - Services)	3,600	156,960
Affymetrix, Inc.* (Biotechnology)	480	5,237
Alcon, Inc.ADR (Healthcare - Products)	600	94,800
Alexion Pharmaceuticals, Inc.* (Biotechnology)	240	16,891
Alkermes, Inc.* (Pharmaceuticals)	720	8,950
Allergan, Inc. (Pharmaceuticals)	2,160	121,759
Alpharma, Inc. - Class A* (Pharmaceuticals)	360	8,860
American Medical Systems Holdings, Inc.* (Healthcare - Products)	480	6,768
AMERIGROUP Corp.* (Healthcare - Services)	360	9,356
Amgen, Inc.* (Biotechnology)	7,800	326,586
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	960	26,477
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	120	1,567
Applera Corp. - Applied Biosystems Group (Electronics)	1,200	38,292
Applera Corp.-Celera Genomics Group* (Biotechnology)	600	8,028
Apria Healthcare Group, Inc.* (Healthcare - Services)	360	6,343
ArthroCare Corp.* (Healthcare - Products)	240	10,814
Bard (C.R.), Inc. (Healthcare - Products)	720	67,802
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	720	36,166
Baxter International, Inc. (Healthcare - Products)	4,560	284,179
Beckman Coulter, Inc. (Healthcare - Products)	480	32,784
Becton, Dickinson & Co. (Healthcare - Products)	1,680	150,192
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	120	10,002
Biogen Idec, Inc.* (Biotechnology)	2,160	131,091
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	720	26,251
Boston Scientific Corp.* (Healthcare - Products)	9,840	131,167
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,160	311,095
Brookdale Senior Living, Inc. (Healthcare - Services)	240	6,283
Celgene Corp.* (Biotechnology)	2,880	178,963
Centene Corp.* (Healthcare - Services)	360	6,613
Cephalon, Inc.* (Pharmaceuticals)	480	29,957
Cepheid, Inc.* (Healthcare - Products)	360	7,045
Charles River Laboratories International, Inc.* (Biotechnology)	480	27,864
CIGNA Corp. (Insurance)	2,040	87,129
Community Health Systems, Inc.* (Healthcare - Services)	720	27,022
Cooper Cos., Inc. (Healthcare - Products)	360	12,600
Covance, Inc.* (Healthcare - Services)	480	40,219
Coventry Health Care, Inc.* (Healthcare - Services)	1,080	48,308
Covidien, Ltd.ADR (Healthcare - Products)	3,600	168,084
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	360	6,970
CV Therapeutics, Inc.* (Pharmaceuticals)	360	3,294
Datascope Corp. (Healthcare - Products)	120	4,495
DaVita, Inc.* (Healthcare - Services)	720	37,735
DENTSPLY International, Inc. (Healthcare - Products)	960	37,315
Edwards Lifesciences Corp.* (Healthcare - Products)	360	19,951
Eli Lilly & Co. (Pharmaceuticals)	6,960	335,055
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	960	23,837
Enzo Biochem, Inc.* (Biotechnology)	240	1,963
Enzon Pharmaceuticals, Inc.* (Biotechnology)	360	3,139
Express Scripts, Inc.* (Pharmaceuticals)	1,560	109,231
Forest Laboratories, Inc.* (Pharmaceuticals)	2,280	79,139
Gen-Probe, Inc.* (Healthcare - Products)	360	20,290
Genentech, Inc.* (Biotechnology)	3,360	229,152
Genzyme Corp.* (Biotechnology)	1,920	135,072
Gilead Sciences, Inc.* (Pharmaceuticals)	6,720	347,827
Haemonetics Corp.* (Healthcare - Products)	240	13,735
Health Management Associates, Inc. - Class A* (Healthcare - Services)	1,680	11,978
Health Net, Inc.* (Healthcare - Services)	840	24,604
HEALTHSOUTH Corp.* (Healthcare - Services)	600	11,802
Healthways, Inc.* (Healthcare - Services)	240	8,767
Henry Schein, Inc.* (Healthcare - Products)	600	33,222
Hill-Rom Holdings, Inc. (Healthcare - Products)	480	12,062
Hologic, Inc.* (Healthcare - Products)	1,920	56,045
Hospira, Inc.* (Pharmaceuticals)	1,080	44,442
Human Genome Sciences, Inc.* (Biotechnology)	960	6,288
Humana, Inc.* (Healthcare - Services)	1,200	57,348
IDEXX Laboratories, Inc.* (Healthcare - Products)	480	25,536
Illumina, Inc.* (Biotechnology)	360	28,040
ImClone Systems, Inc.* (Pharmaceuticals)	480	22,392
Immucor, Inc.* (Healthcare - Products)	480	12,950
Incyte Genomics, Inc.* (Biotechnology)	600	6,510
InterMune, Inc.* (Biotechnology)	240	3,804
Intuitive Surgical, Inc.* (Healthcare - Products)	240	69,423

See accompanying notes to the Schedules of Portfolio Investments.

Invacare Corp. (Healthcare - Products)	240	4,330
Inverness Medical Innovations, Inc.* (Healthcare - Products)	600	22,200
Invitrogen Corp.* (Biotechnology)	360	33,685
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	600	7,068
Johnson & Johnson (Healthcare - Products)	20,280	1,360,585
Kinetic Concepts, Inc.* (Healthcare - Products)	360	14,278
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,680	15,775
Laboratory Corp. of America Holdings* (Healthcare - Services)	840	63,521
LifePoint Hospitals, Inc.* (Healthcare - Services)	360	10,843
Lincare Holdings, Inc.* (Healthcare - Services)	480	11,683
Magellan Health Services, Inc.* (Healthcare - Services)	240	9,262
Medarex, Inc.* (Pharmaceuticals)	960	6,883
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,840	190,234
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	360	7,416
Medtronic, Inc. (Healthcare - Products)	8,160	397,229
Mentor Corp. (Healthcare - Products)	240	7,025
Merck & Co., Inc. (Pharmaceuticals)	15,600	593,424
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,280	56,704
Millipore Corp.* (Biotechnology)	360	25,236
Mylan Laboratories, Inc. (Pharmaceuticals)	2,160	28,447
Myriad Genetics, Inc.* (Biotechnology)	360	14,954
Nektar Therapeutics* (Biotechnology)	600	2,892
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	120	1,092
NuVasive, Inc.* (Healthcare - Products)	240	9,156
Odyssey Healthcare, Inc.* (Healthcare - Services)	240	2,196
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	360	12,658
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	360	12,474
Owens & Minor, Inc. (Distribution/Wholesale)	240	10,877
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	240	4,092
PAREXEL International Corp.* (Commercial Services)	360	9,144
Patterson Cos., Inc.* (Healthcare - Products)	960	32,832
PDL BioPharma, Inc.* (Biotechnology)	840	11,138
Pediatrix Medical Group, Inc.* (Healthcare - Services)	360	24,487
Perrigo Co. (Pharmaceuticals)	600	24,594
Pfizer, Inc. (Pharmaceuticals)	48,960	984,586
Pharmaceutical Product Development, Inc. (Commercial Services)	720	29,822
PharMerica Corp.* (Pharmaceuticals)	240	4,087
PSS World Medical, Inc.* (Healthcare - Products)	480	7,906
Psychiatric Solutions, Inc.* (Healthcare - Services)	360	12,496
Quest Diagnostics, Inc. (Healthcare - Services)	1,080	54,194
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	11,772
ResMed, Inc.* (Healthcare - Products)	600	25,872
Savient Pharmaceuticals, Inc.* (Biotechnology)	360	7,862
Schering-Plough Corp. (Pharmaceuticals)	11,640	214,293
Sepracor, Inc.* (Pharmaceuticals)	840	18,102
St. Jude Medical, Inc.* (Healthcare - Products)	2,400	105,072
STERIS Corp. (Healthcare - Products)	480	13,301
Stryker Corp. (Healthcare - Products)	2,280	147,813
Sunrise Assisted Living, Inc.* (Healthcare - Services)	360	7,722
Techne Corp.* (Healthcare - Products)	240	17,405
Tenet Healthcare Corp.* (Healthcare - Services)	3,360	21,504
The Medicines Co.* (Pharmaceuticals)	360	7,110
Theravance, Inc.* (Pharmaceuticals)	360	4,496
Thermo Electron Corp.* (Electronics)	3,000	173,610
United Therapeutics Corp.* (Pharmaceuticals)	120	10,140
UnitedHealth Group, Inc. (Healthcare - Services)	9,000	293,670
Universal Health Services, Inc. - Class B (Healthcare - Services)	360	22,550
Valeant Pharmaceuticals International* (Pharmaceuticals)	600	7,968
Varian Medical Systems, Inc.* (Healthcare - Products)	960	45,005
Varian, Inc.* (Electronics)	240	12,223
Vertex Pharmaceuticals, Inc.* (Biotechnology)	960	24,499
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	600	10,326
Waters Corp.* (Electronics)	720	44,251
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	720	22,349
WellCare Health Plans, Inc.* (Healthcare - Services)	240	10,507
WellPoint, Inc.* (Healthcare - Services)	3,840	191,040
Wyeth (Pharmaceuticals)	9,600	426,912

See accompanying notes to the Schedules of Portfolio Investments.

Zimmer Holdings, Inc.* (Healthcare - Products)	1,680	124,589

TOTAL COMMON STOCKS (Cost $9,368,984)		11,257,825

	Principal Amount
Repurchase Agreements (25.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $821,043 (Collateralized by $801,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $838,467)	$821,000	821,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,094,058 (Collateralized by $1,108,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,116,747)	1,094,000	1,094,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,368,073 (Collateralized by $1,409,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,395,556)	1,368,000	1,368,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $500,026 (Collateralized by $507,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $511,556)	500,000	500,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,783,000)		3,783,000

TOTAL INVESTMENT SECURITIES (Cost $13,151,984) — 100.2%		15,040,825
Net other assets (liabilities) — (0.2)%		(24,241)

NET ASSETS — 100.0%		$15,016,584

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index terminating on 5/23/08	$11,312,502	$13,288

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Biotechnology	8.8%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare - Products	23.9%
Healthcare - Services	8.1%
Insurance	0.6%
Pharmaceuticals	31.3%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.6%)
3M Co. (Miscellaneous Manufacturing)	1,258	$96,740
Accenture, Ltd. - Class AADR (Commercial Services)	1,156	43,408
Actuant Corp. - Class A (Miscellaneous Manufacturing)	102	3,455
Acuity Brands, Inc. (Miscellaneous Manufacturing)	68	3,253
Aecom Technology Corp.* (Engineering & Construction)	136	3,735
Affiliated Computer Services, Inc. - Class A* (Computers)	170	9,005
AGCO Corp.* (Machinery-Diversified)	170	10,222
Agilent Technologies, Inc.* (Electronics)	714	21,570
Alexander & Baldwin, Inc. (Transportation)	68	3,416
Alliance Data Systems Corp.* (Commercial Services)	170	9,760
Alliant Techsystems, Inc.* (Aerospace/Defense)	68	7,464
Allied Waste Industries, Inc.* (Environmental Control)	544	6,724
Ametek, Inc. (Electrical Components & Equipment)	204	9,898
Amphenol Corp. - Class A (Electronics)	340	15,701
Anixter International, Inc.* (Telecommunications)	68	3,874
AptarGroup, Inc. (Miscellaneous Manufacturing)	136	6,004
Arrow Electronics, Inc.* (Electronics)	238	6,476
Automatic Data Processing, Inc. (Software)	1,054	46,587
Avnet, Inc.* (Electronics)	306	8,014
Baldor Electric Co. (Hand/Machine Tools)	68	2,203
Ball Corp. (Packaging & Containers)	204	10,971
BE Aerospace, Inc.* (Aerospace/Defense)	170	6,861
Belden, Inc. (Electrical Components & Equipment)	102	3,441
Bemis Co., Inc. (Packaging & Containers)	204	5,365
Benchmark Electronics, Inc.* (Electronics)	136	2,418
Boeing Co. (Aerospace/Defense)	1,326	112,524
Brady Corp. - Class A (Electronics)	102	3,463
Broadridge Financial Solutions, Inc. (Software)	272	5,065
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	68	8,563
Burlington Northern Santa Fe Corp. (Transportation)	612	62,761
C.H. Robinson Worldwide, Inc. (Transportation)	340	21,311
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	136	3,928
Caterpillar, Inc. (Machinery - Construction & Mining)	1,224	100,221
Checkpoint Systems, Inc.* (Electronics)	68	1,763
ChoicePoint, Inc.* (Commercial Services)	136	6,576
Cintas Corp. (Textiles)	272	8,054
Clarcor, Inc. (Miscellaneous Manufacturing)	102	4,280
Commscope, Inc.* (Telecommunications)	136	6,467
Con-way, Inc. (Transportation)	102	4,717
Convergys Corp.* (Commercial Services)	272	4,276
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	340	14,413
Corrections Corp. of America* (Commercial Services)	238	6,069
Covanta Holding Corp.* (Energy - Alternate Sources)	204	5,432
Crane Co. (Miscellaneous Manufacturing)	102	4,176
Crown Holdings, Inc.* (Packaging & Containers)	306	8,213
CSX Corp. (Transportation)	782	49,227
Cummins, Inc. (Machinery-Diversified)	374	23,431
Curtiss-Wright Corp. (Aerospace/Defense)	102	4,844
Danaher Corp. (Miscellaneous Manufacturing)	476	37,137
Deere & Co. (Machinery-Diversified)	850	71,459
Deluxe Corp. (Commercial Services)	102	2,169
Dionex Corp.* (Electronics)	34	2,659
Donaldson Co., Inc. (Miscellaneous Manufacturing)	136	5,921
Dover Corp. (Miscellaneous Manufacturing)	374	18,502
DRS Technologies, Inc. (Aerospace/Defense)	68	4,246
Eagle Materials, Inc. - Class A (Building Materials)	102	3,701
Eaton Corp. (Miscellaneous Manufacturing)	272	23,892
EMCOR Group, Inc.* (Engineering & Construction)	136	3,408
Emerson Electric Co. (Electrical Components & Equipment)	1,564	81,735
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	68	2,216
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	34	1,583
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,785
Expeditors International of Washington, Inc. (Transportation)	408	19,009
Fastenal Co. (Distribution/Wholesale)	272	13,276
FedEx Corp. (Transportation)	544	52,153
Fidelity National Information Services, Inc. (Software)	374	13,486
Fiserv, Inc.* (Software)	340	17,187
Flextronics International, Ltd.ADR* (Electronics)	1,632	16,956
FLIR Systems, Inc.* (Electronics)	272	9,338
Flowserve Corp. (Machinery-Diversified)	102	12,657

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	170	25,988
Fortune Brands, Inc. (Household Products/Wares)	306	20,692
Forward Air Corp. (Transportation)	68	2,318
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	272	17,324
FTI Consulting, Inc.* (Commercial Services)	102	6,528
Gardner Denver, Inc.* (Machinery-Diversified)	102	4,738
GATX Corp. (Trucking & Leasing)	68	2,992
General Cable Corp.* (Electrical Components & Equipment)	102	6,834
General Dynamics Corp. (Aerospace/Defense)	646	58,411
General Electric Co. (Miscellaneous Manufacturing)	19,550	639,285
Genesee & Wyoming, Inc. - Class A* (Transportation)	68	2,426
Global Payments, Inc. (Software)	170	7,524
Goodrich Corp. (Aerospace/Defense)	238	16,220
Graco, Inc. (Machinery-Diversified)	136	5,632
GrafTech International, Ltd.* (Electrical Components & Equipment)	204	4,009
Granite Construction, Inc. (Engineering & Construction)	68	2,332
Greif Brothers Corp. - Class A (Packaging & Containers)	34	2,196
Harsco Corp. (Miscellaneous Manufacturing)	170	10,086
Hewitt Associates, Inc.* (Commercial Services)	204	8,364
Hexcel Corp.* (Aerospace/Defense Equipment)	170	3,805
HLTH Corp.* (Internet)	340	3,781
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,326	78,764
Hubbell, Inc. - Class B (Electrical Components & Equipment)	102	4,562
IDEX Corp. (Machinery-Diversified)	170	6,237
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	884	46,224
IMS Health, Inc. (Software)	374	9,256
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	544	24,143
Iron Mountain, Inc.* (Commercial Services)	340	9,340
Itron, Inc.* (Electronics)	68	6,329
ITT Industries, Inc. (Miscellaneous Manufacturing)	340	21,760
J.B. Hunt Transport Services, Inc. (Transportation)	170	5,775
Jabil Circuit, Inc. (Electronics)	374	4,069
Jacobs Engineering Group, Inc.* (Engineering & Construction)	238	20,547
Joy Global, Inc. (Machinery - Construction & Mining)	204	15,147
Kansas City Southern Industries, Inc.* (Transportation)	136	6,131
Kaydon Corp. (Metal Fabricate/Hardware)	68	3,561
KBR, Inc. (Engineering & Construction)	340	9,806
Kennametal, Inc. (Hand/Machine Tools)	136	4,729
Kirby Corp.* (Transportation)	102	5,594
L-3 Communications Holdings, Inc. (Aerospace/Defense)	238	26,525
Landstar System, Inc. (Transportation)	102	5,300
Lennox International, Inc. (Building Materials)	102	3,380
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	68	5,188
Lockheed Martin Corp. (Aerospace/Defense)	646	68,502
Louisiana-Pacific Corp. (Forest Products & Paper)	204	2,348
Manitowoc Co. (Machinery-Diversified)	238	9,001
Manpower, Inc. (Commercial Services)	170	11,412
Martin Marietta Materials (Building Materials)	68	7,438
Masco Corp. (Building Materials)	714	13,002
McDermott International, Inc.ADR* (Engineering & Construction)	442	23,682
MDU Resources Group, Inc. (Electric)	340	9,816
MeadWestvaco Corp. (Forest Products & Paper)	340	8,942
Metavante Technologies, Inc.* (Software)	204	4,808
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	68	6,478
Mine Safety Appliances Co. (Environmental Control)	34	1,264
Molex, Inc. (Electrical Components & Equipment)	136	3,860
Molex, Inc. - Class A (Electrical Components & Equipment)	136	3,525
Monster Worldwide, Inc.* (Internet)	204	4,963
Moog, Inc. - Class A* (Aerospace/Defense)	68	2,931
MPS Group, Inc.* (Commercial Services)	204	2,189
MSC Industrial Direct Co. - Class A (Retail)	102	4,973
Mueller Industries, Inc. (Metal Fabricate/Hardware)	68	2,201
Nalco Holding Co. (Environmental Control)	272	6,253
National Instruments Corp. (Computers)	102	3,001
NeuStar, Inc.* (Telecommunications)	136	3,741
Nordson Corp. (Machinery-Diversified)	68	4,014
Norfolk Southern Corp. (Transportation)	748	44,566
Northrop Grumman Corp. (Aerospace/Defense)	612	45,025
Old Dominion Freight Line, Inc.* (Transportation)	68	2,088

See accompanying notes to the Schedules of Portfolio Investments.

Orbital Sciences Corp.* (Aerospace/Defense)	102	2,745
Oshkosh Truck Corp. (Auto Manufacturers)	136	5,522
Overseas Shipholding Group, Inc. (Transportation)	68	5,118
Owens Corning, Inc.* (Building Materials)	170	3,589
Owens-Illinois, Inc.* (Packaging & Containers)	272	15,001
PACCAR, Inc. (Auto Manufacturers)	714	33,786
Packaging Corp. of America (Packaging & Containers)	170	3,737
Pactiv Corp.* (Packaging & Containers)	272	6,471
Pall Corp. (Miscellaneous Manufacturing)	238	8,275
Parker Hannifin Corp. (Miscellaneous Manufacturing)	340	27,149
Paychex, Inc. (Commercial Services)	646	23,495
Pentair, Inc. (Miscellaneous Manufacturing)	204	7,513
PerkinElmer, Inc. (Electronics)	238	6,321
PHH Corp.* (Commercial Services)	102	2,002
Plexus Corp.* (Electronics)	102	2,457
Precision Castparts Corp. (Metal Fabricate/Hardware)	272	31,976
Quanex Building Products Corp.* (Building Materials)	68	1,156
Quanta Services, Inc.* (Commercial Services)	340	9,024
R.R. Donnelley & Sons Co. (Commercial Services)	408	12,501
Raytheon Co. (Aerospace/Defense)	850	54,374
Regal-Beloit Corp. (Hand/Machine Tools)	68	2,522
Republic Services, Inc. (Environmental Control)	306	9,728
Robert Half International, Inc. (Commercial Services)	306	7,252
Rockwell Collins, Inc. (Aerospace/Defense)	306	19,312
Rockwell International Corp. (Machinery-Diversified)	272	14,751
Roper Industries, Inc. (Miscellaneous Manufacturing)	170	10,560
Ryder System, Inc. (Transportation)	102	6,984
Sealed Air Corp. (Packaging & Containers)	306	7,739
Shaw Group, Inc.* (Engineering & Construction)	136	6,721
Sherwin-Williams Co. (Chemicals)	204	11,285
Smurfit-Stone Container Corp.* (Packaging & Containers)	510	2,769
Sonoco Products Co. (Packaging & Containers)	204	6,722
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	204	5,951
SPX Corp. (Miscellaneous Manufacturing)	102	12,546
Stericycle, Inc.* (Environmental Control)	170	9,075
SunPower Corp. - Class A* (Energy - Alternate Sources)	68	5,934
Teekay Shipping Corp.ADR (Transportation)	68	3,104
Teledyne Technologies, Inc.* (Aerospace/Defense)	68	3,994
Teleflex, Inc. (Miscellaneous Manufacturing)	68	3,746
Temple-Inland, Inc. (Forest Products & Paper)	204	2,381
Terex Corp.* (Machinery - Construction & Mining)	204	14,215
Tetra Tech, Inc.* (Environmental Control)	102	2,155
Texas Industries, Inc. (Building Materials)	68	5,264
Textron, Inc. (Miscellaneous Manufacturing)	476	29,041
The Brink’s Co. (Miscellaneous Manufacturing)	68	4,947
The Corporate Executive Board Co. (Commercial Services)	68	2,963
Thomas & Betts Corp.* (Electronics)	102	3,821
Timken Co. (Metal Fabricate/Hardware)	136	4,916
Toro Co. (Housewares)	68	2,883
Total System Services, Inc. (Software)	374	8,901
Trane, Inc. (Building Materials)	340	15,813
Trimble Navigation, Ltd.* (Electronics)	238	7,804
Trinity Industries, Inc. (Miscellaneous Manufacturing)	170	5,168
Tyco Electronics, Ltd.ADR (Electronics)	952	35,614
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	952	44,544
Union Pacific Corp. (Transportation)	510	74,047
United Parcel Service, Inc. - Class B (Transportation)	1,326	96,016
United Rentals, Inc.* (Commercial Services)	136	2,562
United Stationers, Inc.* (Distribution/Wholesale)	34	1,499
United Technologies Corp. (Aerospace/Defense)	1,768	128,127
URS Corp.* (Engineering & Construction)	170	6,858
USG Corp.* (Building Materials)	136	4,802
UTI Worldwide, Inc.ADR (Transportation)	170	3,737
Valmont Industries, Inc. (Metal Fabricate/Hardware)	34	3,348
Vishay Intertechnology, Inc.* (Electronics)	340	3,213
VistaPrint, Ltd.ADR* (Commercial Services)	68	2,314
Vulcan Materials Co. (Building Materials)	170	11,699
W.W. Grainger, Inc. (Distribution/Wholesale)	136	11,793
Wabtec Corp. (Machinery-Diversified)	102	4,374
Walter Industries, Inc. (Holding Companies - Diversified)	102	7,075

See accompanying notes to the Schedules of Portfolio Investments.

Waste Connections, Inc.* (Environmental Control)	136	4,362
Waste Management, Inc. (Environmental Control)	986	35,595
Watsco, Inc. (Distribution/Wholesale)	34	1,543
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	68	3,986
Werner Enterprises, Inc. (Transportation)	102	1,984
WESCO International, Inc.* (Distribution/Wholesale)	102	3,795
West Pharmaceutical Services, Inc. (Healthcare - Products)	68	3,190
Western Union Co. (Commercial Services)	1,462	33,626
Woodward Governor Co. (Electronics)	102	3,583
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	136	4,998

TOTAL COMMON STOCKS (Cost $3,194,885)		3,768,152

	Principal Amount
Repurchase Agreements (23.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $255,013 (Collateralized by $249,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $260,647)	$255,000	255,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $341,018 (Collateralized by $346,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $348,731)	341,000	341,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $426,023 (Collateralized by $440,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $435,802)	426,000	426,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $158,008 (Collateralized by $161,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $162,447)	158,000	158,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,180,000)		1,180,000

TOTAL INVESTMENT SECURITIES (Cost $4,374,885)—96.7%		4,948,152
Net other assets (liabilities) — 3.3%		169,036

NET ASSETS — 100.0%		$5,117,188

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index terminating on 5/23/08	$3,857,236	$49,107

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Aerospace/Defense	11.2%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.4%
Chemicals	0.2%
Commercial Services	4.0%
Computers	0.3%
Distribution/Wholesale	0.6%
Electric	0.2%
Electrical Components & Equipment	2.5%
Electronics	3.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	2.3%
Environmental Control	1.4%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	0.1%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Internet	0.2%
Machinery - Construction & Mining	2.8%
Machinery-Diversified	3.4%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	23.5%
Packaging & Containers	1.3%
Retail	0.1%
Software	2.2%
Telecommunications	0.3%
Textiles	0.2%
Transportation	9.2%
Trucking & Leasing	0.1%
Other**	26.4%

**	Includes any non-equity securities and net other assets (liabilites).
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.0%)
Akamai Technologies, Inc.* (Internet)	15,029	$537,587
Allscripts Healthcare Solutions, Inc.* (Software)	5,198	58,010
Amazon.com, Inc.* (Internet)	13,221	1,039,567
Ariba, Inc.* (Internet)	7,684	91,209
Art Technology Group, Inc.* (Internet)	11,526	41,263
Autobytel, Inc.* (Internet)	3,955	7,515
Check Point Software Technologies, Ltd.ADR* (Internet)	15,933	376,337
CMGI, Inc.* (Internet)	4,407	60,949
CNET Networks, Inc.* (Internet)	12,769	98,960
Concur Technologies, Inc.* (Software)	3,955	131,069
CyberSource Corp.* (Internet)	6,102	110,751
DealerTrack Holdings, Inc.* (Internet)	3,616	69,572
Digital River, Inc.* (Internet)	3,616	118,786
E* TRADE Financial Corp.* (Diversified Financial Services)	37,855	150,663
EarthLink, Inc.* (Internet)	10,057	91,820
eBay, Inc.* (Internet)	34,126	1,067,803
Google, Inc. - Class A* (Internet)	2,147	1,233,001
GSI Commerce, Inc.* (Internet)	1,808	25,167
HLTH Corp.* (Internet)	16,498	183,458
IAC/InterActiveCorp* (Internet)	17,515	364,487
Infospace, Inc. (Internet)	2,938	35,432
Internap Network Services Corp.* (Internet)	4,407	21,198
Interwoven, Inc.* (Internet)	4,068	45,806
j2 Global Communications, Inc.* (Internet)	4,520	96,728
Jupitermedia Corp.* (Internet)	2,034	3,966
Monster Worldwide, Inc.* (Internet)	10,170	247,436
Priceline.com, Inc.* (Internet)	3,051	389,430
Quest Software, Inc.* (Software)	4,972	66,227
RealNetworks, Inc.* (Internet)	8,701	53,598
Sapient Corp.* (Internet)	7,345	52,296
SONICWALL, Inc.* (Internet)	5,650	43,448
TD Ameritrade Holding Corp.* (Diversified Financial Services)	21,922	396,788
Tibco Software, Inc.* (Internet)	17,289	132,607
United Online, Inc. (Internet)	6,102	65,169
ValueClick, Inc.* (Internet)	9,040	180,348
VeriSign, Inc.* (Internet)	20,001	721,036
Vignette Corp.* (Internet)	2,373	27,408
Websense, Inc.* (Internet)	4,068	79,123
Yahoo!, Inc.* (Internet)	34,013	932,296

TOTAL COMMON STOCKS (Cost $4,680,802)		9,448,314

	Principal Amount
Repurchase Agreements (18.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $529,028 (Collateralized by $517,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $541,183)	$529,000	529,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $706,037 (Collateralized by $716,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $721,652)	706,000	706,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $882,047 (Collateralized by $909,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $900,327)	882,000	882,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $322,017 (Collateralized by $327,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $329,938)	322,000	322,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,439,000)		2,439,000

TOTAL INVESTMENT SECURITIES (Cost $7,119,802) — 91.9%		11,887,314
Net other assets (liabilities) — 8.1%		1,051,438

NET ASSETS — 100.0%		$12,938,752

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index terminating on 5/23/08	$10,064,577	$215,656

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Diversified Financial Services	4.3%
Internet	66.8%
Software	1.9%
Other**	27.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (58.6%)
Leap Wireless International, Inc.* (Telecommunications)	7,056	$377,284
MetroPCS Communications, Inc.* (Telecommunications)	26,460	519,675
NII Holdings, Inc. - Class B* (Telecommunications)	24,696	1,129,595
Sprint Corp. (Telecommunications)	242,720	1,939,333
TeleCorp PCS, Inc. - Class A*,(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	7,938	304,025
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	7,497	271,766
US Cellular Corp.* (Telecommunications)	2,205	121,606

TOTAL COMMON STOCKS (Cost $3,946,857)		4,663,284

	Principal Amount
Repurchase Agreements (24.5%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $422,022 (Collateralized by $412,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $431,271)	$422,000	422,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $564,030 (Collateralized by $572,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $576,516)	564,000	564,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $705,037 (Collateralized by $727,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $720,063)	705,000	705,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $259,014 (Collateralized by $263,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $265,363)	259,000	259,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,950,000)		1,950,000

TOTAL INVESTMENT SECURITIES (Cost $5,896,857) — 83.1%		6,613,284
Net other assets (liabilities) — 16.9%		1,349,498

NET ASSETS — 100.0%		$7,962,782

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index terminating on 5/23/08	$7,190,130	$(36,230)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Telecommunications	58.6%
Other **	41.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.1%)
Anadarko Petroleum Corp. (Oil & Gas)	33,075	$2,201,472
Apache Corp. (Oil & Gas)	23,100	3,111,108
Atwood Oceanics, Inc.* (Oil & Gas)	2,100	211,449
Baker Hughes, Inc. (Oil & Gas Services)	21,525	1,740,942
Berry Petroleum Co. - Class A (Oil & Gas)	2,625	129,990
BJ Services Co. (Oil & Gas Services)	20,475	578,828
Bristow Group, Inc.* (Transportation)	1,575	83,081
Cabot Oil & Gas Corp. (Oil & Gas)	6,825	388,820
Cameron International Corp.* (Oil & Gas Services)	15,225	749,527
Cheniere Energy, Inc.* (Oil & Gas)	3,150	30,681
Chesapeake Energy Corp. (Oil & Gas)	34,125	1,764,262
ChevronTexaco Corp. (Oil & Gas)	145,950	14,033,092
Cimarex Energy Co. (Oil & Gas)	5,775	359,782
Comstock Resources, Inc.* (Oil & Gas)	3,150	143,294
ConocoPhillips (Oil & Gas)	101,850	8,774,377
Core Laboratories NV ADR* (Oil & Gas Services)	1,575	197,316
Crosstex Energy, Inc. (Oil & Gas)	3,150	109,022
Delta Petroleum Corp.* (Oil & Gas)	4,725	115,952
Denbury Resources, Inc.* (Oil & Gas)	17,325	529,452
Devon Energy Corp. (Oil & Gas)	29,400	3,333,960
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,725	592,562
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,775	211,192
Drill-Quip, Inc.* (Oil & Gas Services)	2,100	120,036
El Paso Corp. (Pipelines)	49,875	854,857
Encore Acquisition Co.* (Oil & Gas)	3,675	167,690
Ensco International, Inc. (Oil & Gas)	9,975	635,707
EOG Resources, Inc. (Oil & Gas)	17,325	2,260,566
EXCO Resources, Inc.* (Oil & Gas)	5,775	128,898
Exterran Holdings, Inc.* (Oil & Gas Services)	4,725	315,583
Exxon Mobil Corp. (Oil & Gas)	378,525	35,229,322
FMC Technologies, Inc.* (Oil & Gas Services)	8,925	599,760
Forest Oil Corp.* (Oil & Gas)	5,250	309,382
Frontier Oil Corp. (Oil & Gas)	7,350	182,648
Global Industries, Ltd.* (Oil & Gas Services)	6,300	100,548
Grey Wolf, Inc.* (Oil & Gas)	13,125	82,294
Halliburton Co. (Oil & Gas Services)	61,950	2,844,124
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,775	199,526
Helmerich & Payne, Inc. (Oil & Gas)	6,825	366,844
Hercules Offshore, Inc.* (Oil & Gas Services)	6,300	166,068
Hess Corp. (Oil & Gas)	20,475	2,174,445
Holly Corp. (Oil & Gas)	3,150	130,662
ION Geophysical Corp.* (Oil & Gas Services)	5,775	91,996
Key Energy Services, Inc.* (Oil & Gas Services)	9,450	129,465
Marathon Oil Corp. (Oil & Gas)	49,875	2,272,804
Mariner Energy, Inc.* (Oil & Gas)	5,775	159,159
Murphy Oil Corp. (Oil & Gas)	12,600	1,138,284
Nabors Industries, Ltd.ADR* (Oil & Gas)	19,950	748,923
National-Oilwell Varco, Inc.* (Oil & Gas Services)	29,400	2,012,430
Newfield Exploration Co.* (Oil & Gas)	8,925	542,283
Newpark Resources, Inc.* (Oil & Gas Services)	6,300	34,587
Noble Corp.ADR (Oil & Gas)	18,900	1,063,692
Noble Energy, Inc. (Oil & Gas)	12,075	1,050,525
Occidental Petroleum Corp. (Oil & Gas)	57,750	4,805,377
Oceaneering International, Inc.* (Oil & Gas Services)	3,675	245,417
OGE Energy Corp. (Electric)	6,300	205,947
Oil States International, Inc.* (Oil & Gas Services)	3,675	183,971
Parker Drilling Co.* (Oil & Gas)	7,875	63,158
Patterson-UTI Energy, Inc. (Oil & Gas)	11,025	308,039
Penn Virginia Corp. (Oil & Gas)	2,625	137,813
Petrohawk Energy Corp.* (Oil & Gas)	13,125	310,275
Pioneer Natural Resources Co. (Oil & Gas)	8,400	484,932
Plains Exploration & Production Co.* (Oil & Gas)	7,875	490,455
Pride International, Inc.* (Oil & Gas)	11,550	490,297
Quicksilver Resources, Inc.* (Oil & Gas)	7,875	326,734
Range Resources Corp. (Oil & Gas)	10,500	696,990
Rowan Cos., Inc. (Oil & Gas)	7,875	307,046
Schlumberger, Ltd.ADR (Oil & Gas Services)	84,000	8,446,200
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,575	134,048
Smith International, Inc. (Oil & Gas Services)	14,175	1,084,529
Southwestern Energy Co.* (Oil & Gas)	24,150	1,021,786
St. Mary Land & Exploration Co. (Oil & Gas)	4,200	183,624
Stone Energy Corp.* (Oil & Gas)	2,100	127,974
Sunoco, Inc. (Oil & Gas)	8,400	389,844
Superior Energy Services, Inc.* (Oil & Gas Services)	5,775	256,295
Swift Energy Co.* (Oil & Gas)	2,100	109,494
Tesoro Petroleum Corp. (Oil & Gas)	9,450	237,573
TETRA Technologies, Inc.* (Oil & Gas Services)	5,250	85,365
Tidewater, Inc. (Oil & Gas Services)	3,675	239,684
Transocean, Inc.ADR* (Oil & Gas)	22,050	3,251,493
Ultra Petroleum Corp.ADR* (Oil & Gas)	10,500	872,235
Unit Corp.* (Oil & Gas)	3,150	200,057
Valero Energy Corp. (Oil & Gas)	38,850	1,897,822
W-H Energy Services, Inc.* (Oil & Gas Services)	2,100	162,309
Weatherford International, Ltd.ADR* (Oil & Gas Services)	24,150	1,948,180
Whiting Petroleum Corp.* (Oil & Gas)	3,150	241,038

See accompanying notes to the Schedules of Portfolio Investments.

XTO Energy, Inc. (Oil & Gas)	35,700	2,208,402

TOTAL COMMON STOCKS (Cost $58,585,293)		127,657,672

	Principal Amount
Repurchase Agreements (26.7%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $9,860,520 (Collateralized by $9,867,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $10,062,003)	$9,860,000	9,860,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $13,148,694 (Collateralized by $13,307,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $13,412,050)	13,148,000	13,148,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $16,436,872 (Collateralized by $16,370,000 of various Federal Home Loan Bank Securities, 5.13%-5.25%, 7/30/08-1/16/09, market value $16,769,876)	16,436,000	16,436,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,967,312 (Collateralized by $6,140,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $6,093,336)	5,967,000	5,967,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,411,000)		45,411,000

TOTAL INVESTMENT SECURITIES (Cost $103,996,293) —101.8%		173,068,672
Net other assets (liabilities) — (1.8)%		(3,054,185)

NET ASSETS — 100.0%		$170,014,487

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 5/23/08	$129,003,274	$(2,589,777)

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Electric	0.1%
Oil & Gas	60.9%
Oil & Gas Services	13.5%
Pipelines	0.5%
Transportation	0.1%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.4%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,864	$187,686
Baker Hughes, Inc. (Oil & Gas Services)	19,572	1,582,983
BJ Services Co. (Oil & Gas Services)	18,640	526,953
Bristow Group, Inc.* (Transportation)	1,398	73,744
Cameron International Corp.* (Oil & Gas Services)	13,747	676,765
Core Laboratories NV ADR* (Oil & Gas Services)	1,398	175,141
Crosstex Energy, Inc. (Oil & Gas)	3,029	104,834
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,194	525,970
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,359	195,979
Drill-Quip, Inc.* (Oil & Gas Services)	1,631	93,228
El Paso Corp. (Pipelines)	44,969	770,769
Ensco International, Inc. (Oil & Gas)	9,320	593,964
Exterran Holdings, Inc.* (Oil & Gas Services)	4,194	280,117
FMC Technologies, Inc.* (Oil & Gas Services)	8,155	548,016
Global Industries, Ltd.* (Oil & Gas Services)	5,592	89,248
Grey Wolf, Inc.* (Oil & Gas)	11,883	74,506
Halliburton Co. (Oil & Gas Services)	56,153	2,577,984
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,359	185,153
Helmerich & Payne, Inc. (Oil & Gas)	6,058	325,617
Hercules Offshore, Inc.* (Oil & Gas Services)	5,592	147,405
ION Geophysical Corp.* (Oil & Gas Services)	5,359	85,369
Key Energy Services, Inc.* (Oil & Gas Services)	8,388	114,916
Nabors Industries, Ltd.ADR* (Oil & Gas)	17,941	673,505
National-Oilwell Varco, Inc.* (Oil & Gas Services)	26,096	1,786,271
Newpark Resources, Inc.* (Oil & Gas Services)	5,592	30,700
Noble Corp.ADR (Oil & Gas)	17,009	957,267
Oceaneering International, Inc.* (Oil & Gas Services)	3,495	233,396
OGE Energy Corp. (Electric)	5,825	190,419
Oil States International, Inc.* (Oil & Gas Services)	3,029	151,632
Parker Drilling Co.* (Oil & Gas)	7,223	57,928
Patterson-UTI Energy, Inc. (Oil & Gas)	9,786	273,421
Pride International, Inc.* (Oil & Gas)	10,485	445,088
Rowan Cos., Inc. (Oil & Gas)	6,990	272,540
Schlumberger, Ltd.ADR (Oil & Gas Services)	75,958	7,637,577
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,398	118,984
Smith International, Inc. (Oil & Gas Services)	12,815	980,476
Superior Energy Services, Inc.* (Oil & Gas Services)	5,126	227,492
TETRA Technologies, Inc.* (Oil & Gas Services)	4,660	75,772
Tidewater, Inc. (Oil & Gas Services)	3,262	212,748
Transocean, Inc.ADR* (Oil & Gas)	20,038	2,954,803
Unit Corp.* (Oil & Gas)	3,029	192,372
W-H Energy Services, Inc.* (Oil & Gas Services)	1,864	144,069
Weatherford International, Ltd.ADR* (Oil & Gas Services)	21,669	1,748,038

TOTAL COMMON STOCKS (Cost $22,314,090)		29,300,845

	Principal Amount
Repurchase Agreements (29.0%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,448,129 (Collateralized by $2,386,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,497,605)	$2,448,000	2,448,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,264,172 (Collateralized by $3,304,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $3,330,083)	3,264,000	3,264,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $4,080,216 (Collateralized by $4,140,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $4,162,689)	4,080,000	4,080,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,485,078 (Collateralized by $1,521,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,517,584)	1,485,000	1,485,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,277,000)		11,277,000

TOTAL INVESTMENT SECURITIES (Cost $33,591,090) — 104.4%		40,577,845
Net other assets (liabilities) — (4.4)%		(1,726,302)

NET ASSETS — 100.0%		$38,851,543

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index terminating on 5/23/08	$29,346,316	$(1,070,564)

See accompanying notes to the Schedules of Portfolio Investments.

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Electric	0.5%
Oil & Gas	19.6%
Oil & Gas Services	53.1%
Pipelines	2.0%
Transportation	0.2%
Other**	24.6%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.7%)
Abbott Laboratories (Pharmaceuticals)	6,127	$323,199
Alkermes, Inc.* (Pharmaceuticals)	423	5,258
Allergan, Inc. (Pharmaceuticals)	1,316	74,183
Alpharma, Inc. - Class A* (Pharmaceuticals)	188	4,627
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	94	1,228
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	470	23,608
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,460	185,866
Cephalon, Inc.* (Pharmaceuticals)	282	17,600
Eli Lilly & Co. (Pharmaceuticals)	4,136	199,107
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	564	14,004
Forest Laboratories, Inc.* (Pharmaceuticals)	1,363	47,310
Hospira, Inc.* (Pharmaceuticals)	658	27,077
Johnson & Johnson (Healthcare - Products)	12,173	816,687
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,034	9,709
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	235	4,841
Merck & Co., Inc. (Pharmaceuticals)	9,353	355,788
Mylan Laboratories, Inc. (Pharmaceuticals)	1,316	17,332
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	94	855
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	141	2,404
Perrigo Co. (Pharmaceuticals)	329	13,486
Pfizer, Inc. (Pharmaceuticals)	29,375	590,731
Schering-Plough Corp. (Pharmaceuticals)	6,956	128,060
Sepracor, Inc.* (Pharmaceuticals)	470	10,128
The Medicines Co.* (Pharmaceuticals)	235	4,641
Theravance, Inc.* (Pharmaceuticals)	235	2,935
Valeant Pharmaceuticals International* (Pharmaceuticals)	329	4,369
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	376	6,471
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	423	13,130
Wyeth (Pharmaceuticals)	4,334	192,733

TOTAL COMMON STOCKS (Cost $2,562,667)		3,097,367

	Principal Amount
Repurchase Agreements (24.8%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $225,012 (Collateralized by $220,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $230,291)	$225,000	225,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $301,016 (Collateralized by $306,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $308,416)	301,000	301,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $375,020 (Collateralized by $388,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $384,298)	375,000	375,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $139,007 (Collateralized by $141,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $142,267)	139,000	139,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,040,000)		1,040,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $3,602,667)—98.5%		4,137,367
Net other assets (liabilities) — 1.5%		63,303

NET ASSETS — 100.0%		$4,200,670

*	Non-income producing security
(a)	Amount is less than $0.50.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depository Receipt
NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 5/23/08	$3,211,420	$18,799

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Healthcare - Products	19.4%
Pharmaceuticals	54.3%
Other **	26.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (105.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $26,776,413 (Collateralized by $27,200,000 Federal Home Loan Bank, 1.90%, 3/20/09, market value $27,316,058)	$26,775,000	$26,775,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $35,701,884 (Collateralized by $36,130,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $36,415,224)	35,700,000	35,700,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $44,628,368 (Collateralized by $44,210,000 of various U.S. Government Agency Obligations, 4.13%-5.13%, 7/30/08-12/21/12, market value $45,521,920)	44,626,000	44,626,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $16,195,846 (Collateralized by $16,580,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $16,524,369)	16,195,000	16,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $123,296,000)		123,296,000

TOTAL INVESTMENT SECURITIES (Cost $123,296,000)—105.9%		123,296,000
Net other assets (liabilities) — (5.9)%		(6,902,756)

NET ASSETS — 100.0%		$116,393,244

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 5/23/08	$174,947,264	$(7,293,500)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (74.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,836	$192,835
AMB Property Corp. (REIT)	5,832	336,798
Annaly Mortgage Management, Inc. (REIT)	26,568	445,280
Apartment Investment and Management Co. - Class A (REIT)	5,616	207,680
Avalonbay Communities, Inc. (REIT)	4,536	452,466
BioMed Realty Trust, Inc. (REIT)	3,888	101,088
Boston Properties, Inc. (REIT)	7,020	705,440
Brandywine Realty Trust (REIT)	5,076	88,576
BRE Properties, Inc. - Class A (REIT)	3,024	145,001
Brookfield Properties Corp.ADR (Real Estate)	11,988	241,318
Camden Property Trust (REIT)	3,132	165,714
CapitalSource, Inc. (Diversified Financial Services)	10,368	145,670
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	11,988	277,163
CBL & Associates Properties, Inc. (REIT)	3,888	95,217
Colonial Properties Trust (REIT)	2,700	65,421
Corporate Office Properties Trust (REIT)	2,808	104,738
Cousins Properties, Inc. (REIT)	2,376	60,374
DCT Industrial Trust, Inc. (REIT)	9,936	99,360
Developers Diversified Realty Corp. (REIT)	7,020	301,509
DiamondRock Hospitality Co. (REIT)	5,616	71,604
Digital Realty Trust, Inc. (REIT)	3,456	133,920
Douglas Emmett, Inc. (REIT)	6,372	151,399
Duke-Weeks Realty Corp. (REIT)	8,532	208,351
Entertainment Properties Trust (REIT)	1,620	86,443
Equity Lifestyle Properties, Inc. (REIT)	1,296	64,074
Equity Residential Properties Trust (REIT)	15,876	659,172
Essex Property Trust, Inc. (REIT)	1,512	179,928
Federal Realty Investment Trust (REIT)	3,456	283,910
FelCor Lodging Trust, Inc. (REIT)	3,672	46,231
First Industrial Realty Trust, Inc. (REIT)	2,592	78,304
Forest City Enterprises, Inc. - Class A (Real Estate)	3,780	139,633
Forestar Real Estate Group, Inc.* (Real Estate)	1,944	48,406
Franklin Street Properties Corp. (REIT)	3,780	55,831
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	8,100	20,169
General Growth Properties, Inc. (REIT)	13,500	552,960
HCP, Inc. (REIT)	12,744	454,961
Health Care REIT, Inc. (REIT)	5,184	251,165
Healthcare Realty Trust, Inc. (REIT)	3,024	85,670
Highwoods Properties, Inc. (REIT)	3,348	117,314
Home Properties, Inc. (REIT)	1,944	102,196
Hospitality Properties Trust (REIT)	5,508	176,972
Host Marriott Corp. (REIT)	30,564	525,701
HRPT Properties Trust (REIT)	13,284	92,058
iStar Financial, Inc. (REIT)	7,884	151,767
Jones Lang LaSalle, Inc. (Real Estate)	1,836	142,492
Kilroy Realty Corp. (REIT)	1,944	101,710
Kimco Realty Corp. (REIT)	12,852	512,923
LaSalle Hotel Properties (REIT)	2,376	76,198
Lexington Corporate Properties Trust (REIT)	3,564	51,322
Liberty Property Trust (REIT)	5,400	189,162
Mack-Cali Realty Corp. (REIT)	3,888	151,710
Maguire Properties, Inc. (REIT)	2,160	34,776
Mid-America Apartment Communities, Inc. (REIT)	1,512	79,380
National Retail Properties, Inc. (REIT)	4,212	96,497
Nationwide Health Properties, Inc. (REIT)	5,616	202,288
Newcastle Investment Corp. (REIT)	3,132	30,976
Pennsylvania REIT (REIT)	2,268	57,108
Plum Creek Timber Co., Inc. (Forest Products & Paper)	10,152	414,608
Post Properties, Inc. (REIT)	2,484	91,163
Potlatch Corp. (Forest Products & Paper)	2,268	101,629
ProLogis (REIT)	15,012	939,901
Public Storage, Inc. (REIT)	7,560	685,692
RAIT Financial Trust (REIT)	3,564	27,086
Rayonier, Inc. (Forest Products & Paper)	4,536	190,648
Realty Income Corp. (REIT)	5,940	156,281
Redwood Trust, Inc. (REIT)	1,836	61,120
Regency Centers Corp. (REIT)	4,104	293,723
Senior Housing Properties Trust (REIT)	5,508	131,917
Simon Property Group, Inc. (REIT)	13,068	1,304,971
SL Green Realty Corp. (REIT)	3,456	320,717
St. Joe Co. (Real Estate)	5,400	219,618
Strategic Hotels & Resorts, Inc. (REIT)	4,320	62,251
Sunstone Hotel Investors, Inc. (REIT)	3,564	66,576
Taubman Centers, Inc. (REIT)	3,132	177,490
The Macerich Co. (REIT)	4,212	308,024
UDR, Inc. (REIT)	7,884	199,308
Ventas, Inc. (REIT)	8,100	393,336
Vornado Realty Trust (REIT)	8,316	774,136
Washington REIT (REIT)	2,700	95,931
Weingarten Realty Investors (REIT)	4,536	167,333

TOTAL COMMON STOCKS (Cost $13,034,255)		17,879,788

	Principal Amount
Repurchase Agreements (25.4%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,316,069 (Collateralized by $1,283,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $1,343,012)	$1,316,000	1,316,000

See accompanying notes to the Schedules of Portfolio Investments.

Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,755,093 (Collateralized by $1,777,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,791,028)	1,755,000	1,755,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,194,116 (Collateralized by $2,261,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $2,239,426)	2,194,000	2,194,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $799,042 (Collateralized by $809,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $816,269)	799,000	799,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,064,000)		6,064,000

TOTAL INVESTMENT SECURITIES (Cost $19,098,255)—100.3%		23,943,788
Net other assets (liabilities) — (0.3)%		(76,339)

NET ASSETS — 100.0%		$23,867,449

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 5/23/08	$17,906,601	$(73,585)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Diversified Financial Services	0.7%
Forest Products & Paper	2.9%
REIT	66.8%
Real Estate	4.5%
Other **	25.1%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (73.6%)
Actel Corp.* (Semiconductors)	670	$11,042
Advanced Micro Devices, Inc.* (Semiconductors)	15,745	93,840
Altera Corp. (Semiconductors)	8,710	185,349
Amkor Technology, Inc.* (Semiconductors)	3,015	28,793
Analog Devices, Inc. (Semiconductors)	8,375	269,759
Applied Materials, Inc. (Semiconductors)	38,190	712,625
Applied Micro Circuits Corp.* (Semiconductors)	1,675	14,673
Atheros Communications* (Telecommunications)	1,675	44,588
Atmel Corp.* (Semiconductors)	11,725	43,617
ATMI, Inc.* (Semiconductors)	1,005	29,587
Axcelis Technologies, Inc.* (Semiconductors)	3,015	16,281
Broadcom Corp. - Class A* (Semiconductors)	13,065	339,167
Brooks Automation, Inc.* (Semiconductors)	2,010	20,824
Cabot Microelectronics Corp.* (Chemicals)	670	22,813
Cirrus Logic, Inc.* (Semiconductors)	2,345	16,767
Cohu, Inc. (Semiconductors)	670	11,638
Conexant Systems, Inc.* (Semiconductors)	13,735	6,799
Cree Research, Inc.* (Semiconductors)	2,010	52,260
Cymer, Inc.* (Electronics)	1,005	26,120
Cypress Semiconductor Corp.* (Semiconductors)	4,355	122,463
DSP Group, Inc.* (Semiconductors)	1,005	13,196
Entegris, Inc.* (Semiconductors)	3,350	25,259
Exar Corp.* (Semiconductors)	1,005	8,472
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,350	43,684
First Solar, Inc.* (Energy - Alternate Sources)	1,005	293,450
FormFactor, Inc.* (Semiconductors)	1,340	25,822
Integrated Device Technology, Inc.* (Semiconductors)	5,025	53,717
Intel Corp. (Semiconductors)	154,980	3,449,855
InterDigital, Inc.* (Telecommunications)	1,340	27,162
International Rectifier Corp.* (Semiconductors)	2,010	45,748
Intersil Corp. - Class A (Semiconductors)	3,685	98,463
KLA -Tencor Corp. (Semiconductors)	5,025	219,492
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,340	8,831
Lam Research Corp.* (Semiconductors)	3,350	136,814
Lattice Semiconductor Corp.* (Semiconductors)	3,350	11,356
Linear Technology Corp. (Semiconductors)	5,695	199,097
LSI Logic Corp.* (Semiconductors)	19,765	122,543
Marvell Technology Group, Ltd.ADR* (Semiconductors)	13,065	169,192
MEMC Electronic Materials, Inc.* (Semiconductors)	6,365	400,804
Micrel, Inc. (Semiconductors)	1,675	16,448
Microchip Technology, Inc. (Semiconductors)	5,360	196,980
Micron Technology, Inc.* (Semiconductors)	21,105	162,931
Microsemi Corp.* (Semiconductors)	2,010	49,245
National Semiconductor Corp. (Semiconductors)	7,035	143,444
Novellus Systems, Inc.* (Semiconductors)	3,350	73,231
NVIDIA Corp.* (Semiconductors)	15,745	323,560
OmniVision Technologies, Inc.* (Semiconductors)	1,675	26,867
ON Semiconductor Corp.* (Semiconductors)	10,385	77,576
Photronics, Inc.* (Semiconductors)	1,005	10,653
PMC-Sierra, Inc.* (Semiconductors)	6,030	46,853
Rambus, Inc.* (Semiconductors)	2,680	61,533
RF Micro Devices, Inc.* (Telecommunications)	7,370	24,837
SanDisk Corp.* (Computers)	6,365	172,428
Semtech Corp.* (Semiconductors)	1,675	27,202
Silicon Image, Inc.* (Semiconductors)	2,345	14,000
Silicon Laboratories, Inc.* (Semiconductors)	1,340	45,252
SiRF Technology Holdings, Inc.* (Semiconductors)	1,675	9,899
Skyworks Solutions, Inc.* (Semiconductors)	4,690	40,756
Teradyne, Inc.* (Semiconductors)	5,025	66,782
Tessera Technologies, Inc.* (Semiconductors)	1,340	27,122
Texas Instruments, Inc. (Semiconductors)	37,185	1,084,314
Trident Microsystems, Inc.* (Software)	1,675	7,269
TriQuint Semiconductor, Inc.* (Semiconductors)	4,020	26,492
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,010	73,626
Xilinx, Inc. (Semiconductors)	8,040	199,151
Zoran Corp.* (Semiconductors)	1,340	17,634

TOTAL COMMON STOCKS (Cost $7,291,842)		10,448,047

	Principal Amount
Repurchase Agreements (25.2%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $774,041 (Collateralized by $755,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $790,315)	$774,000	774,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,033,055 (Collateralized by $1,046,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $1,054,258)	1,033,000	1,033,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,291,068 (Collateralized by $1,330,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,317,310)	1,291,000	1,291,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $471,025 (Collateralized by $477,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $481,286)	471,000	471,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,569,000)		3,569,000

TOTAL INVESTMENT SECURITIES (Cost $10,860,842) — 98.8%		14,017,047
Net other assets (liabilities) — 1.2%		173,097

NET ASSETS — 100.0%		$14,190,144

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 5/23/08	$10,575,392	$(56,553)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Chemicals	0.1%
Computers	1.2%
Electronics	0.2%
Energy - Alternate Sources	2.1%
Semiconductors	69.2%
Software	0.1%
Telecommunications	0.7%
Other**	26.4%

**	Includes any non-equity securities and net other assets (liabilites).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.3%)
3Com Corp.* (Telecommunications)	1,576	$3,767
ADC Telecommunications, Inc.* (Telecommunications)	394	5,524
Adobe Systems, Inc.* (Software)	2,364	88,154
ADTRAN, Inc. (Telecommunications)	197	4,661
Advanced Micro Devices, Inc.* (Semiconductors)	2,364	14,089
Akamai Technologies, Inc.* (Internet)	591	21,140
Altera Corp. (Semiconductors)	1,182	25,153
Amdocs, Ltd.ADR* (Telecommunications)	788	24,727
American Tower Corp.* (Telecommunications)	1,773	76,984
Amkor Technology, Inc.* (Semiconductors)	394	3,763
Analog Devices, Inc. (Semiconductors)	1,182	38,072
ANSYS, Inc.* (Software)	394	15,851
Apple Computer, Inc.* (Computers)	3,546	616,827
Applied Materials, Inc. (Semiconductors)	5,713	106,605
Atheros Communications* (Telecommunications)	197	5,244
Atmel Corp.* (Semiconductors)	1,773	6,596
Autodesk, Inc.* (Software)	985	37,430
BMC Software, Inc.* (Software)	788	27,391
Broadcom Corp. - Class A* (Semiconductors)	1,970	51,141
Brocade Communications Systems, Inc.* (Computers)	1,576	11,284
CA, Inc. (Software)	1,773	39,254
CACI International, Inc. - Class A* (Computers)	197	9,874
Cadence Design Systems, Inc.* (Computers)	1,182	13,156
Cerner Corp.* (Software)	197	9,115
Check Point Software Technologies, Ltd.ADR* (Internet)	788	18,613
Ciena Corp.* (Telecommunications)	394	13,321
Cisco Systems, Inc.* (Telecommunications)	24,625	631,385
Citrix Systems, Inc.* (Software)	788	25,807
Cognizant Technology Solutions Corp.* (Computers)	1,182	38,119
Computer Sciences Corp.* (Computers)	591	25,762
Compuware Corp.* (Software)	1,182	8,912
Corning, Inc. (Telecommunications)	6,501	173,642
Cree Research, Inc.* (Semiconductors)	394	10,244
Crown Castle International Corp.* (Telecommunications)	1,182	45,921
Cypress Semiconductor Corp.* (Semiconductors)	591	16,619
Dell, Inc.* (Computers)	8,077	150,475
Diebold, Inc. (Computers)	197	7,722
Digital River, Inc.* (Internet)	197	6,471
DST Systems, Inc.* (Computers)	197	11,788
Echostar Holding Corp* (Telecommunications)	197	6,129
Electronic Data Systems Corp. (Computers)	2,167	40,220
EMC Corp.* (Computers)	8,668	133,487
Emulex Corp.* (Semiconductors)	394	5,157
Equinix, Inc.* (Internet)	197	17,813
F5 Networks, Inc.* (Internet)	394	8,916
Fair Isaac Corp. (Software)	197	4,880
Fairchild Semiconductor International, Inc.* (Semiconductors)	591	7,707
First Solar, Inc.* (Energy - Alternate Sources)	197	57,522
Foundry Networks, Inc.* (Telecommunications)	591	7,523
Gartner Group, Inc.* (Commercial Services)	197	4,515
Google, Inc. - Class A* (Internet)	985	565,676
Harris Corp. (Telecommunications)	591	31,932
Hewlett-Packard Co. (Computers)	10,638	493,071
Informatica Corp.* (Software)	394	6,288
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	591	10,053
Integrated Device Technology, Inc.* (Semiconductors)	788	8,424
Intel Corp. (Semiconductors)	24,034	534,997
Intermec, Inc.* (Machinery-Diversified)	197	4,161
International Business Machines Corp. (Computers)	5,713	689,559
International Rectifier Corp.* (Semiconductors)	394	8,967
Intersil Corp. - Class A (Semiconductors)	591	15,792
Intuit, Inc.* (Software)	1,182	31,879
j2 Global Communications, Inc.* (Internet)	197	4,216
Jack Henry & Associates, Inc. (Computers)	394	10,354
JDS Uniphase Corp.* (Telecommunications)	788	11,276
Juniper Networks, Inc.* (Telecommunications)	2,167	59,853
KLA -Tencor Corp. (Semiconductors)	788	34,420
Lam Research Corp.* (Semiconductors)	591	24,136
Lexmark International, Inc. - Class A* (Computers)	394	12,368
Linear Technology Corp. (Semiconductors)	788	27,548
LSI Logic Corp.* (Semiconductors)	2,955	18,321
Marvell Technology Group, Ltd.ADR* (Semiconductors)	1,970	25,511
McAfee, Inc.* (Internet)	591	19,651
MEMC Electronic Materials, Inc.* (Semiconductors)	985	62,025
Microchip Technology, Inc. (Semiconductors)	788	28,959
Micron Technology, Inc.* (Semiconductors)	3,152	24,333
Micros Systems, Inc.* (Computers)	394	14,046
Microsemi Corp.* (Semiconductors)	197	4,826
Microsoft Corp. (Software)	34,475	983,227
Motorola, Inc. (Telecommunications)	9,259	92,220
National Semiconductor Corp. (Semiconductors)	985	20,084
NCR Corp.* (Computers)	788	19,408

See accompanying notes to the Schedules of Portfolio Investments.

NetApp, Inc.* (Computers)	1,379	33,372
Novell, Inc.* (Software)	1,379	8,660
Novellus Systems, Inc.* (Semiconductors)	394	8,613
Nuance Communications, Inc.* (Software)	788	15,981
NVIDIA Corp.* (Semiconductors)	2,364	48,580
OmniVision Technologies, Inc.* (Semiconductors)	197	3,160
ON Semiconductor Corp.* (Semiconductors)	1,576	11,773
Oracle Corp.* (Software)	16,351	340,918
Parametric Technology Corp.* (Software)	394	6,867
Perot Systems Corp. - Class A* (Computers)	394	6,162
Pitney Bowes, Inc. (Office/Business Equipment)	985	35,568
PMC-Sierra, Inc.* (Semiconductors)	985	7,653
Polycom, Inc.* (Telecommunications)	394	8,826
Progress Software Corp.* (Software)	197	5,955
QLogic Corp.* (Semiconductors)	591	9,432
Qualcomm, Inc. (Telecommunications)	6,698	289,287
Rambus, Inc.* (Semiconductors)	394	9,046
Red Hat, Inc.* (Software)	788	16,209
SAIC, Inc.* (Commercial Services)	788	14,972
Salesforce.com, Inc.* (Software)	394	26,292
SanDisk Corp.* (Computers)	985	26,684
SBA Communications Corp. - Class A* (Telecommunications)	394	12,742
Seagate TechnologyADR (Computers)	2,167	40,891
Seagate Technology, Inc.*,(a) (Computers)	126	0
Silicon Laboratories, Inc.* (Semiconductors)	197	6,653
Skyworks Solutions, Inc.* (Semiconductors)	591	5,136
SRA International, Inc. - Class A* (Computers)	197	5,175
Sun Microsystems, Inc.* (Computers)	3,349	52,445
Sybase, Inc.* (Software)	394	11,591
Symantec Corp.* (Internet)	3,546	61,062
Synopsys, Inc.* (Computers)	591	13,658
Tech Data Corp.* (Distribution/Wholesale)	197	6,621
Tellabs, Inc.* (Telecommunications)	1,576	8,132
Teradata Corp.* (Computers)	788	16,777
Teradyne, Inc.* (Semiconductors)	788	10,473
Texas Instruments, Inc. (Semiconductors)	5,516	160,847
Tibco Software, Inc.* (Internet)	788	6,044
Unisys Corp.* (Computers)	1,379	5,737
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	394	14,432
VeriFone Holdings, Inc.* (Software)	197	2,204
VeriSign, Inc.* (Internet)	985	35,509
VMware, Inc. - Class A* (Software)	197	13,128
Western Digital Corp.* (Computers)	985	28,555
Xerox Corp. (Office/Business Equipment)	3,743	52,290
Xilinx, Inc. (Semiconductors)	1,182	29,278
Yahoo!, Inc.* (Internet)	5,319	145,794

TOTAL COMMON STOCKS (Cost $6,395,260)		8,311,237

	Principal Amount
Repurchase Agreements (25.7%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $616,033 (Collateralized by $601,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $629,112)	$616,000	616,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $822,043 (Collateralized by $832,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $838,568)	822,000	822,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,027,054 (Collateralized by $1,059,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $1,048,895)	1,027,000	1,027,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $375,020 (Collateralized by $380,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $383,415)	375,000	375,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,840,000)		2,840,000

TOTAL INVESTMENT SECURITIES (Cost $9,235,260) — 101.0%		11,151,237
Net other assets (liabilities) — (1.0)%		(106,866)

NET ASSETS — 100.0%		$11,044,371

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index terminating on 5/23/08	$8,214,082	$(65,073)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Commercial Services	0.1%
Computers	23.0%
Distribution/Wholesale	0.2%
Energy-Alternate Sources	0.5%
Internet	8.4%
Machinery-Diversified	NM

See accompanying notes to the Schedules of Portfolio Investments.

Office/Business Equipment	0.8%
Semiconductors	13.2%
Software	15.5%
Telecommunications	13.6%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (59.1%)
AT&T, Inc. (Telecommunications)	31,520	$1,220,139
CenturyTel, Inc. (Telecommunications)	1,010	32,775
Cincinnati Bell, Inc.* (Telecommunications)	2,121	9,842
Citizens Communications Co. (Telecommunications)	2,828	30,316
Embarq Corp. (Telecommunications)	1,313	54,581
IDT Corp. - Class B (Telecommunications)	404	1,547
Leap Wireless International, Inc.* (Telecommunications)	404	21,602
Leucadia National Corp. (Holding Companies - Diversified)	1,414	72,425
Level 3 Communications, Inc.* (Telecommunications)	13,332	39,596
MetroPCS Communications, Inc.* (Telecommunications)	1,616	31,738
NII Holdings, Inc. - Class B* (Telecommunications)	1,515	69,296
Qwest Communications International, Inc. (Telecommunications)	12,625	65,145
RCN Corp. (Telecommunications)	303	3,472
Sprint Corp. (Telecommunications)	24,139	192,871
TeleCorp PCS, Inc. - Class A*, (a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	505	19,342
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	505	18,306
Time Warner Telecom, Inc. - Class A* (Telecommunications)	1,313	25,735
US Cellular Corp.* (Telecommunications)	101	5,570
Verizon Communications, Inc. (Telecommunications)	25,250	971,620
Virgin Media, Inc. (Telecommunications)	2,525	32,573
Windstream Corp. (Telecommunications)	4,141	48,615

TOTAL COMMON STOCKS (Cost $2,072,361)		2,967,106

	Principal Amount
Repurchase Agreements (24.3%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $264,014 (Collateralized by $258,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $270,068)	$264,000	264,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $352,019 (Collateralized by $357,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $359,818)	352,000	352,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $441,023 (Collateralized by $455,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $450,659)	441,000	441,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $163,009 (Collateralized by $166,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $167,492)	163,000	163,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,220,000)		1,220,000

TOTAL INVESTMENT SECURITIES (Cost $3,292,361)—83.4%		4,187,106
Net other assets (liabilities) — 16.6%		835,015

NET ASSETS — 100.0%		$5,022,121

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 5/23/08	$4,547,265	$10,995

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Holding Companies - Diversified	1.4%
Telecommunications	57.7%
Other**	40.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2008
(unaudited)

	Shares	Value
Common Stocks (75.2%)
AGL Resources, Inc. (Gas)	3,984	$135,456
Allegheny Energy, Inc. (Electric)	8,466	455,471
ALLETE, Inc. (Electric)	1,245	52,004
Alliant Energy Corp. (Electric)	5,478	206,356
Ameren Corp. (Electric)	10,458	474,375
American Electric Power, Inc. (Electric)	19,920	889,030
Aqua America, Inc. (Water)	6,723	123,905
Aquila, Inc.* (Electric)	18,924	68,126
Atmos Energy Corp. (Gas)	4,482	124,062
Avista Corp. (Electric)	2,739	56,232
Black Hills Corp. (Electric)	1,992	77,708
CenterPoint Energy, Inc. (Electric)	14,691	223,597
Cleco Corp. (Electric)	2,988	71,742
CMS Energy Corp. (Electric)	11,454	166,999
Consolidated Edison, Inc. (Electric)	13,695	569,712
Constellation Energy Group, Inc. (Electric)	8,964	758,803
Dominion Resources, Inc. (Electric)	29,133	1,264,081
DPL, Inc. (Electric)	5,727	159,382
DTE Energy Co. (Electric)	8,217	331,227
Duke Energy Corp. (Electric)	63,495	1,162,593
Dynegy, Inc. - Class A* (Electric)	20,418	176,003
Edison International (Electric)	15,189	792,410
El Paso Electric Co.* (Electric)	2,241	50,579
Energen Corp. (Gas)	3,237	220,893
Energy East Corp. (Electric)	7,968	181,670
Entergy Corp. (Electric)	9,960	1,144,006
Equitable Resources, Inc. (Pipelines)	5,727	380,101
Exelon Corp. (Electric)	33,366	2,852,126
FirstEnergy Corp. (Electric)	15,438	1,167,730
FPL Group, Inc. (Electric)	18,924	1,254,472
Great Plains Energy, Inc. (Electric)	4,233	108,534
Hawaiian Electric Industries, Inc. (Electric)	4,233	104,089
IDACORP, Inc. (Electric)	2,241	72,698
Integrys Energy Group, Inc. (Electric)	3,984	190,794
ITC Holdings Corp. (Electric)	2,490	138,892
Mirant Corp.* (Electric)	12,948	532,292
National Fuel Gas Co. (Pipelines)	3,486	178,414
New Jersey Resources Corp. (Gas)	1,992	63,445
Nicor, Inc. (Gas)	2,241	78,704
NiSource, Inc. (Electric)	13,944	249,598
Northeast Utilities System (Electric)	7,719	203,164
Northwest Natural Gas Co. (Gas)	1,245	55,863
NorthWestern Corp. (Electric)	1,992	49,441
NRG Energy, Inc.* (Electric)	11,952	525,290
NSTAR (Electric)	4,980	160,406
ONEOK, Inc. (Gas)	4,980	239,638
Pepco Holdings, Inc. (Electric)	10,209	254,306
PG&E Corp. (Electric)	17,928	717,120
Piedmont Natural Gas Co., Inc. (Gas)	3,486	91,647
Pinnacle West Capital Corp. (Electric)	4,980	169,021
PNM Resources, Inc. (Electric)	3,486	50,512
Portland General Electric Co. (Electric)	3,237	77,688
PPL Corp. (Electric)	18,924	908,731
Progress Energy, Inc. (Electric)	12,948	543,687
Public Service Enterprise Group, Inc. (Electric)	25,647	1,126,160
Puget Energy, Inc. (Electric)	5,976	162,607
Questar Corp. (Pipelines)	8,715	540,591
Reliant Resources, Inc.* (Electric)	17,430	448,648
SCANA Corp. (Electric)	5,229	206,179
Sempra Energy (Gas)	11,703	663,209
Sierra Pacific Resources (Electric)	11,952	162,906
Southern Co. (Electric)	38,595	1,436,892
Southern Union Co. (Gas)	4,980	127,588
Southwest Gas Corp. (Gas)	2,241	64,698
Spectra Energy Corp. (Pipelines)	31,872	787,238
TECO Energy, Inc. (Electric)	10,458	167,433
The AES Corp.* (Electric)	33,864	587,879
The Williams Cos., Inc. (Pipelines)	29,631	1,051,901
UGI Corp. (Gas)	5,229	135,954
Unisource Energy Corp. (Electric)	1,743	54,451
Vectren Corp. (Gas)	3,735	105,626
Westar Energy, Inc. (Electric)	4,980	115,486
WGL Holdings, Inc. (Gas)	2,490	81,672
Wisconsin Energy Corp. (Electric)	5,976	283,621
Xcel Energy, Inc. (Electric)	21,663	450,590

TOTAL COMMON STOCKS (Cost $21,957,562)		30,116,154

	Principal Amount
Repurchase Agreements (24.9%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,169,114 (Collateralized by $2,114,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $2,212,883)	$2,169,000	2,169,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $2,893,153 (Collateralized by $2,929,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $2,952,123)	2,893,000	2,893,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,616,192 (Collateralized by $3,673,000 of various U.S. Government Agency Obligations, 2.09%‡-5.00%, 10/15/08-10/16/09, market value $3,688,694)	3,616,000	3,616,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $1,314,069 (Collateralized by $1,345,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $1,343,154)	1,314,000	1,314,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,992,000)		9,992,000

TOTAL INVESTMENT SECURITIES (Cost $31,949,562)—100.1%		40,108,154
Net other assets (liabilities) — (0.1)%		(22,289)

NET ASSETS — 100.0%		$40,085,865

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index terminating on 5/23/08	$30,025,258	$(345,402)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2008:

Electric	62.0%
Gas	5.5%
Pipelines	7.4%
Water	0.3%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.0%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,234,276 (Collateralized by $5,101,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $5,339,600)	$5,234,000	$5,234,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $6,980,368 (Collateralized by $7,065,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $7,120,774)	6,980,000	6,980,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,725,463 (Collateralized by $8,665,000 of various Federal Home Loan Bank Securities, 5.00%-5.25%, 1/16/09-10/16/09, market value $8,904,386)	8,725,000	8,725,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,170,166 (Collateralized by $3,265,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $3,240,186)	3,170,000	3,170,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,109,000)		24,109,000

TOTAL INVESTMENT SECURITIES (Cost $24,109,000)—97.0%		24,109,000
Net other assets (liabilities) — 3.0%		749,669

NET ASSETS — 100.0%		$24,858,669

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 5/23/08	$(24,959,557)	$419,627

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.4%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,355,441 (Collateralized by $8,394,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $8,522,441)	$8,355,000	$8,355,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $11,141,588 (Collateralized by $11,275,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $11,364,009)	11,141,000	11,141,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $13,926,739 (Collateralized by $13,921,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 7/30/08-2/24/11, market value $14,208,640)	13,926,000	13,926,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,056,264 (Collateralized by $5,200,000 Federal Home Loan Bank, 2.38%, 4/30/10, market value $5,160,480)	5,056,000	5,056,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,478,000)		38,478,000

TOTAL INVESTMENT SECURITIES (Cost $38,478,000)—104.4%		38,478,000
Net other assets (liabilities) — (4.4)%		(1,612,052)

NET ASSETS — 100.0%		$36,865,948

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 5/23/08	$(36,738,479)	$(1,253,168)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.7%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $18,477,975 (Collateralized by $18,775,000 Federal Home Loan Bank, 1.90%, 3/20/09, market value $18,855,110)	$18,477,000	$18,477,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $24,638,300 (Collateralized by $24,934,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $25,130,838)	24,637,000	24,637,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $30,798,634 (Collateralized by $30,597,000 of various U.S. Government Agency Obligations, 4.13%-5.25%, 7/30/08-12/21/12, market value $31,415,119)	30,797,000	30,797,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $11,177,584 (Collateralized by $11,445,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $11,406,085)	11,177,000	11,177,000

TOTAL REPURCHASE AGREEMENTS (Cost $85,088,000)		85,088,000

TOTAL INVESTMENT SECURITIES (Cost $85,088,000)—99.7%		85,088,000
Net other assets (liabilities) — 0.3%		279,286

NET ASSETS — 100.0%		$85,367,286

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 5/23/08	$(84,410,527)	$275,409

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (90.9%)
U.S. Treasury Bonds, 4.38%, 2/15/38+	$17,400,000	$17,090,062

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,811,984)		17,090,062

Repurchase Agreements (7.1%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $287,015 (Collateralized by $281,000 Federal Home Loan Mortgage Corp., 5.87%, 8/21/17, market value $294,144)	287,000	287,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $383,020 (Collateralized by $389,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $392,071)	383,000	383,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $480,025 (Collateralized by $496,000 Federal Home Loan Mortgage Corp., 2.09%‡, 10/15/08, market value $491,267)	480,000	480,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $180,009 (Collateralized by $183,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $184,644)	180,000	180,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,330,000)		1,330,000

TOTAL INVESTMENT SECURITIES (Cost $18,141,984)—98.0%		18,420,062
Net other assets (liabilities) — 2.0%		377,143

NET ASSETS — 100.0%		$18,797,205

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-year U.S. Treasury Bond Futures Contract expiring June 2008 (Underlying notional amount at value $936,250)	8	$4,441

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 5/27/08	$1,080,406	$(18,630)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 5/27/08	4,616,281	51,803

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Oppurtunity 10 ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.6%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $8,581,453 (Collateralized by $8,683,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $8,753,333)	$8,581,000	$8,581,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $11,442,604 (Collateralized by $11,580,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $11,671,417)	11,442,000	11,442,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $14,302,759 (Collateralized by $13,708,000 of various U.S. Government Agency Obligations, 2.09%‡ -4.78%, 10/15/08-11/16/12, market value $14,588,797)	14,302,000	14,302,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,192,271 (Collateralized by $5,333,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $5,300,646)	5,192,000	5,192,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,517,000)		39,517,000

	Contracts
Options Purchased (NM)
10-year U.S. Treasury Note Call Option 144 expiring June 2008	50	94

TOTAL OPTIONS PURCHASED (Cost $873)		94

TOTAL INVESTMENT SECURITIES (Cost $39,517,873)—99.6%		39,517,094
Net other assets (liabilities) — 0.4%		142,868

NET ASSETS — 100.0%		$39,659,962

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-year U.S. Treasury Note Futures Contract expiring June 2008 (Underlying notional amount at value $3,940,281)	34	$65,673

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 10-year U.S. Treasury Note (3.50% due 2/15/18) Index terminating on 5/27/08	$(36,695,148)	$13,378

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Oppurtunity ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.6%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $44,017,323 (Collateralized by $44,487,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $44,899,010)	$44,015,000	$44,015,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $58,690,097 (Collateralized by $59,393,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $59,861,870)	58,687,000	58,687,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $73,362,892 (Collateralized by $74,350,000 of various U.S. Government Agency Obligations, 2.09%‡-5.25%, 7/28/08-4/18/16, market value $74,827,616)	73,359,000	73,359,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $26,624,390 (Collateralized by $27,240,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $27,167,941)	26,623,000	26,623,000

TOTAL REPURCHASE AGREEMENTS (Cost $202,684,000)		202,684,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option 144 expiring June 2008	200	374

TOTAL OPTIONS PURCHASED (Cost $3,491)		374

TOTAL INVESTMENT SECURITIES (Cost $202,687,491)—100.6%		202,684,374
Net other assets (liabilities) — (0.6)%		(1,295,134)

NET ASSETS — 100.0%		$201,389,240

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring June 2008 (Underlying notional amount at value $11,000,938)	94	$75,112

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 5/27/08	$(119,434,000)	$(110,476)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 5/27/08	(125,916,438)	(1,351,143)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.3%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $5,914,312 (Collateralized by $5,962,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $6,038,746)	$5,914,000	$5,914,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $7,886,416 (Collateralized by $7,982,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $8,045,013)	7,886,000	7,886,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $9,858,523 (Collateralized by $9,825,000 of various U.S. Government Agency Obligations, 2.09%‡-5.25%, 10/15/08-1/16/09, market value $10,059,251)	9,858,000	9,858,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $3,582,187 (Collateralized by $3,671,000 of various U.S. Government Agency Obligations, 2.38%-3.25%, 8/15/08-4/30/10, market value $3,655,722)	3,582,000	3,582,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,240,000)		27,240,000

TOTAL INVESTMENT SECURITIES (Cost $27,240,000)—95.3%		27,240,000
Net other assets (liabilities) — 4.7%		1,346,490

NET ASSETS — 100.0%		$28,586,490

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring June 2008 (Underlying notional amount at value $72,815)	1	$(39)

At April 30, 2008 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	5/30/08	1,712,541	$3,396,649	$3,397,629	$(980)
Canadian Dollar vs. U.S. Dollar	5/30/08	2,601,219	2,559,626	2,583,060	(23,434)
Euro vs. U.S. Dollar	5/30/08	10,514,019	16,388,583	16,394,086	(5,503)
Japanese Yen vs. U.S. Dollar	5/30/08	394,665,946	3,791,813	3,803,489	(11,676)
Swedish Krona vs. U.S. Dollar	5/30/08	6,914,048	1,153,493	1,153,493	0 (a)
Swiss Franc vs. U.S. Dollar	5/30/08	1,026,964	992,986	991,911	1,075

Total Short Contracts			$28,283,150	$28,323,668	$(40,518)

(a)	Amount is less than $0.50.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.0%)
Bank of America, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $17,327,914 (Collateralized by $17,427,000 of various U.S. Government Agency Obligations, 1.90%-5.87%, 3/20/09-8/21/17, market value $17,676,790)	$17,327,000	$17,327,000
Deutsche Bank, 1.90%, 5/1/08+, dated 4/30/08, with a repurchase price of $23,105,219 (Collateralized by $23,383,000 Federal Home Loan Mortgage Corp., 3.50%, 2/12/10, market value $23,567,594)	23,104,000	23,104,000
HSBC, 1.91%, 5/1/08+, dated 4/30/08, with a repurchase price of $28,880,532 (Collateralized by $28,732,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 1/16/09-2/24/11, market value $29,458,511)	28,879,000	28,879,000
UBS, 1.88%, 5/1/08+, dated 4/30/08, with a repurchase price of $10,483,547 (Collateralized by $10,735,000 of various Federal Home Loan Bank Securities, 2.04%‡-2.38%, 6/4/08-4/30/10, market value $10,669,137)	10,483,000	10,483,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,793,000)		79,793,000

TOTAL INVESTMENT SECURITIES (Cost $79,793,000)—102.0%		79,793,000
Net other assets (liabilities) — (2.0)%		(1,574,257)

NET ASSETS — 100.0%		$78,218,743

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at April 30, 2008.

At April 30, 2008 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	5/30/08	501,723	$993,650	$995,403	$(1,753)
Canadian Dollar vs. U.S. Dollar	5/30/08	768,991	759,850	763,622	(3,772)
Euro vs. U.S. Dollar	5/30/08	3,083,125	4,809,600	4,807,393	2,207
Japanese Yen vs. U.S. Dollar	5/30/08	118,028,144	1,135,600	1,137,465	(1,865)
Swedish Krona vs. U.S. Dollar	5/30/08	2,104,849	350,700	351,159	(459)
Swiss Franc vs. U.S. Dollar	5/30/08	311,156	300,600	300,535	65

Total Short Contracts			$8,350,000	$8,355,577	$(5,577)

See accompanying notes to the Schedules of Portfolio Investments.

Long
British Sterling Pound vs. U.S. Dollar	5/30/08	5,211,026	$10,354,285	$10,338,517	$(15,768)
Canadian Dollar vs. U.S. Dollar	5/30/08	8,007,484	7,867,847	7,951,584	83,738
Euro vs. U.S. Dollar	5/30/08	32,071,966	50,017,226	50,008,522	(8,704)
Japanese Yen vs. U.S. Dollar	5/30/08	1,202,840,810	11,548,205	11,592,060	43,855
Swedish Krona vs. U.S. Dollar	5/30/08	22,126,463	3,694,934	3,691,429	(3,505)
Swiss Franc vs. U.S. Dollar	5/30/08	3,093,170	2,992,746	2,987,589	(5,158)

Total Long Contracts			$86,475,243	$86,569,701	$94,458

See accompanying notes to the Schedules of Portfolio Investments.

Notes To Schedules of Portfolio Investments

April 30, 2008

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offers three classes of shares: the Investor Class, Service Class and Class A.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price

Notes To Schedules of Portfolio Investments

April 30, 2008

(Unaudited)

prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Notes To Schedules of Portfolio Investments

April 30, 2008

(unaudited)

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities. As of April 30, 2008, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of April 30, 2008 are exchange traded.

Notes To Schedules of Portfolio Investments

April 30, 2008

(unaudited)

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, respectively, an asset without owning or shorting the underlying asset, respectively. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is

Notes To Schedules of Portfolio Investments

April 30, 2008

(unaudited)

accrued on a daily basis, and in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement, which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of the ProFund. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawl of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or othe reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Notes To Schedules of Portfolio Investments

April 30, 2008

(unaudited)

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the Fund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

4.	Federal Income Taxes

At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$45,628,318	$4,153,646	$(419,702)	$3,733,944
Mid-Cap ProFund	34,800,027	1,034,293	(488,782)	545,511
Small-Cap ProFund	19,035,915	262,578	(282,263)	(19,685)
NASDAQ-100 ProFund	47,342,415	6,391,902	(347,149)	6,044,753
Large-Cap Value ProFund	34,102,672	301,956	(659,081)	(357,125)
Large-Cap Growth ProFund	28,759,604	1,182,771	(446,607)	736,164
Mid-Cap Value ProFund	28,434,754	—	(1,477,848)	(1,477,848)
Mid-Cap Growth ProFund	36,746,459	479,519	(463,751)	15,768
Small-Cap Value ProFund	9,146,608	—	(1,006,154)	(1,006,154)
Small-Cap Growth ProFund	8,179,889	1,494,712	(167,082)	1,327,630
Europe 30 ProFund	5,407,857	761,579	(4,342)	757,237
UltraBull ProFund	117,971,705	—	(7,555,754)	(7,555,754)
UltraMid-Cap ProFund	43,474,819	6,202,849	(328,205)	5,874,644
UltraSmall-Cap ProFund	57,175,530	3,490,626	(4,201,673)	(711,047)
UltraDow 30 ProFund	22,331,705	4,315,870	(122,081)	4,193,789
UltraNASDAQ-100 ProFund	263,064,300	—	(53,005,481)	(53,005,481)
UltraInternational ProFund	28,816,000	—	—	—
UltraEmerging Markets ProFund	289,723,297	2,055,910	(1,179,386)	876,524
UltraLatin America ProFund	29,426,684	—	(989,396)	(989,396)
UltraChina ProFund	9,369,593	17,375	(4,227)	13,148
UltraJapan ProFund	50,539,750	—	—	—
Bear ProFund	54,537,635	—	—	—
Short Small-Cap ProFund	10,190,581	—	—	—
Short NASDAQ-100 ProFund	7,402,342	—	—	—
UltraBear ProFund	122,173,350	—	—	—
UltraShort Mid-Cap ProFund	16,311,220	—	—	—
UltraShort Small-Cap ProFund	173,853,971	—	—	—
UltraShort Dow 30 ProFund	19,276,875	—	—	—
UltraShort NASDAQ-100 ProFund	98,637,281	—	—	—
UltraShort International ProFund	31,641,000	—	—	—
UltraShort Emerging Markets ProFund	37,924,000	—	—	—
UltraShort Latin America ProFund	2,884,000	—	—	—
UltraShort China ProFund	3,014,000	—	—	—
UltraShort Japan ProFund	11,325,200	—	—	—
Banks UltraSector ProFund	9,403,857	—	(669,557)	(669,557)
Basic Materials UltraSector ProFund	64,462,709	6,644,769	(635,362)	6,009,407
Biotechnology UltraSector ProFund	25,857,925	2,874,730	(270,992)	2,603,738
Consumer Goods UltraSector ProFund	1,934,393	—	(15,208)	(15,208)
Consumer Services UltraSector ProFund	3,322,175	—	(40,818)	(40,818)
Financials UltraSector ProFund	16,454,217	—	(1,137,325)	(1,137,325)
Health Care UltraSector ProFund	15,099,380	92,379	(150,934)	(58,555)
Industrials UltraSector ProFund	4,853,292	121,773	(26,913)	94,860
Internet UltraSector ProFund	9,252,656	2,658,637	(23,979)	2,634,658
Mobile Telecommunications UltraSector ProFund	9,624,524	—	(3,011,240)	(3,011,240)
Oil & Gas UltraSector ProFund	110,633,609	62,663,460	(228,397)	62,435,063
Oil Equipment, Services & Distribution UltraSector ProFund	36,599,199	4,184,923	(206,277)	3,978,646
Pharmaceuticals UltraSector ProFund	4,336,578	—	(199,211)	(199,211)
Precious Metals UltraSector ProFund	123,296,000	—	—	—
Real Estate UltraSector ProFund	22,986,647	964,184	(7,043)	957,141
Semiconductor UltraSector ProFund	15,267,505	—	(1,250,458)	(1,250,458)
Technology UltraSector ProFund	10,789,372	399,270	(37,405)	361,865
Telecommunications UltraSector ProFund	4,005,850	191,086	(9,830)	181,256
Utilities UltraSector ProFund	34,201,907	5,943,810	(37,563)	5,906,247
Short Oil & Gas ProFund	24,109,000	—	—	—
Short Precious Metals ProFund	38,478,000	—	—	—
Short Real Estate ProFund	85,088,000	—	—	—
U.S. Government Plus ProFund	18,195,988	224,081	(7)	224,074
Rising Rates Opportunity 10 ProFund	39,517,001	872	—	872
Rising Rates Opportunity ProFund	202,687,491	—	—	—
Rising U.S. Dollar ProFund	27,240,000	—	—	—
Falling U.S. Dollar ProFund	79,793,000	—	—	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 27, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 27, 2008

*	Print the name and title of each signing officer under his or her signature.